UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: October 1, 2007 — March 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Asset Allocation Funds

3|31|08

Semiannual Report

PUTNAM
INVESTMENTS

PUTNAM ASSET ALLOCATION FUNDS
invest in a mix of asset classes to help
weather changing market environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

With a focus on investment performance, below-average expenses, and in-depth information about our funds, we put the interests of investors first and seek to set the standard for integrity and service.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam
Asset Allocation
Funds

3 | 31 | 08
Semiannual Report

Message from the Trustees	2
About the funds	4
Performance snapshots	6
Interview with your fund’s Portfolio Leader	7
Performance in depth	13
Expenses	19
Portfolio turnover	22
Risk	23
Your fund’s management	24
Terms and definitions	26
Trustee approval of management contract	28
Other information for shareholders	35
Financial statements	36
Brokerage commissions	255

Message from the Trustees

Dear Fellow Shareholder:

Challenges continued to mount for investors in the first quarter of 2008. The markets struggled as economic news — from falling housing prices to rising inflation — painted a gloomy backdrop to an already-difficult situation. Many economists now believe that the United States is in or near recession. Fortunately, the Federal Reserve Board (the Fed) and federal lawmakers have reacted quickly, employing creative and, in some instances, unprecedented moves to ameliorate the situation. As of this writing, the Fed has cut rates a total of 3.25 percentage points since last September and added nearly $400 billion in liquidity to the credit markets. In a historic move, the Fed also provided financing to facilitate JPMorgan Chase’s buyout of investment bank Bear Stearns, which was on the brink of failure. In February, lawmakers, working with the president, approved an economic stimulus package that will put $168 billion into the hands of millions of U.S. taxpayers starting this month.

As investors it is important to keep a long-term perspective and remember the counsel of your financial representative during times like these. Markets can recover quickly, and investors who sit on the sidelines run the risk of missing the rebound. The normal condition of the economy and corporate earnings is one of growth, albeit with occasional interruptions. What’s more, recessions in the United States are usually short-lived compared with economic expansions. Since 1960, the economy has experienced 7 recessions lasting an average of 11 months, versus 64 months for the average expansion. Perhaps most important is the value that a properly diversified portfolio can offer by balancing areas of weakness with areas of strength.

Starting this month, we have changed the portfolio manager’s commentary in this report to a question-and-answer format. We feel this new approach makes the information more readable and accessible, and we hope you think so as well.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam Investments.

Respectfully yours,

Putnam Asset Allocation Funds:
Diversification made easy

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative —designed for investors with different goals and attitudes toward risk. Each portfolio has a distinct objective and a target mix of stocks and bonds. The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. Spreading fund holdings across a variety of asset classes has been shown time and again to be a prudent strategy for long-term investors because it helps smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each of the Putnam Asset Allocation Funds. These strategies integrate the global perspective of an experienced portfolio management team, flexible weightings of asset classes in accordance with their perceived attractiveness, and individual security analysis to add value within each asset class.

The funds’ management team also draws on the resources of Putnam’s global research group, which covers more than 1,000 securities worldwide; on the recommendations of Putnam’s investment-style teams, which are based on their in-depth analysis of specific market segments; and on input from the firm’s economists, market strategists, and currency specialists.

This comprehensive approach, incorporating the insights of many specialists, helps the management team keep the portfolios true to their investment objectives in the context of ever-changing market conditions.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

The portfolios invest in a wide range of securities across 10 distinct asset classes and are actively rebalanced to manage risk.

Performance snapshots

Putnam Asset
Allocation Funds

Class A share average annual total return as of 3/31/08

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)

	Before sales	After sales	Before sales	After sales	Before sales	After sales
	charge	charge	charge	charge	charge	charge

Annual average
(life of fund)	8.17%	7.72%	7.17%	6.72%	6.11%	5.67%

10 years	56.85	47.88	46.29	37.87	49.77	41.18
Annual average	4.60	3.99	3.88	3.26	4.12	3.51

5 years	82.86	72.27	54.62	45.68	37.01	29.20
Annual average	12.83	11.49	9.11	7.82	6.50	5.26

3 years	21.70	14.69	14.89	8.33	12.41	5.89
Annual average	6.77	4.67	4.74	2.70	3.98	1.93

1 year	–7.15	–12.49	–6.16	–11.54	–2.01	–7.65

6 months	–11.68	–16.74	–8.88	–14.14	–3.69	–9.23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. After sales charge returns reflect a maximum 5.75% sales charge. See pages 7 and 13–18 for additional performance information. For a portion of the periods, these funds may have limited expenses, without which returns would have been lower. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

An interview with Jeffrey Knight, your fund’s Portfolio Leader

Your fund’s portfolio team
Jeffrey Knight
Robert Kea
Robert Schoen

The period in review

Jeff, thanks for sitting down with us today to talk about Putnam Asset Allocation Funds. Before we discuss the individual portfolios — Growth, Balanced, and Conservative —can you start by describing the situation in financial markets during the period?

I’d be glad to. Despite the important differences among them, the same market strategies, developed by the same team, stand behind all three portfolios.

The past six months have been a difficult period for the markets. We saw in mid-2007 the end of the credit cycle that began back in 2001, and, by some measures, even longer ago than that. What became clear was that the problems in the U.S. housing market could not remain confined to that sector. The crisis spread through the credit markets and into the equity markets, causing losses across U.S. and international markets, and infected the broader economy. Investment strategies that depended on

Broad market index and fund performance

This chart shows the performance of broad market indexes for the six months ended 3/31/08. See page 6 and pages 13–18 for fund performance information. Index descriptions can be found on page 27.

borrowing, or leverage, to use the technical financial term, faced a reckoning. The outcome of deleveraging was a decline in asset prices.

Did the broad diversification of the Asset Allocation Funds work in their favor?

Yes. Our investments in money market instruments, or cash, and in international bonds were helpful. Both of these asset classes outperformed both U.S. and international stocks during the period. High-quality bonds such as Treasuries and Treasury Inflation-Protected Securities also did well. Investors chose these securities because they offered a refuge from the credit risk that plagued many commercial mortgage-backed securities, high-yield corporate bonds, and stocks in a number of sectors. Given these risks, we brought down the portfolios’ exposures to high-yield bonds substantially.

What other allocation decisions or security choices helped and hurt performance?

Performance relative to the portfolios’ benchmark indexes and peer groups varied. The Growth Portfolio and the Balanced Portfolio outperformed their benchmark, the Russell 3000 Index, largely because of their allocations to bonds and cash. The Conservative Portfolio underperformed its benchmark index, the Lehman Aggregate Bond Index, mainly because of its

Growth Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets and include derivative securities. Weightings may differ from those shown later in this report and will vary over time.

strategic allocation to stocks. Also, our security selections among both U.S. stocks and bonds detracted from overall results. We believe this was the main reason that each portfolio lagged its Lipper peer group average. Fortunately, we had decided to hold an underweight position in U.S. stocks in favor of cash, and in January and February, we took a position in favor of emerging-markets bonds relative to high-yield corporate debt. These decisions helped, but did not make up for the bad results from our stock selection.

Let’s discuss the individual portfolios in more detail, starting with the Growth Portfolio.

The Growth Portfolio can have substantial weightings in aggressive asset classes, such as small-capitalization and emerging-markets stocks. These more aggressive investments were a disappointment in this time period because they generally lagged safer categories such as cash and high-quality bonds. An underweight allocation to U.S. stocks and an overweight to cash were beneficial, but our stock selections hurt relative results. We emphasized what we considered high-quality stocks across U.S. large-, mid-, and small-cap categories, but in this time period quality was actually a disadvantage. Quality stocks were among the first sold by nervous investors looking to quickly reduce their stock market exposure.

Balanced Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets and include derivative securities. Weightings may differ from those shown later in this report and will vary over time.

Among equities, we achieved outperformance with our selections in the small-cap growth category and by underweighting financial stocks. From a strategy perspective this period was frustrating, but we have confidence in our approach when we look at the historical performance of the portfolios over a full market cycle. In the five years from the approximate end of the last bear market, or, in other words, from March 31, 2003 until March 31, 2008, the fund has advanced 12.83% on an annualized basis, versus 12.07% for the Russell 3000 Index.

As we review the Balanced Portfolio, would similar comments apply?

Generally speaking, yes, because the Balanced Portfolio invests in a similar range of asset classes. An even larger strategic allocation to bonds cushioned the impact of the negatively performing equity market. As with the Growth Portfolio, this portfolio’s overall results were improved by an emphasis on cash funded by an underweight position in U.S. stocks, while our stock selections had an adverse impact. Bonds were a mixed bag: our choices among investment-grade bonds underperformed, but we were wise to underweight high-yield bonds, and within this sector the fund owned securities that fared relatively well. Also, our stock choices in international markets provided a source of strength. While many international

Conservative Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the last six months. Weightings are shown as a percentage of net assets and include derivative securities. Weightings may differ from those shown later in this report and will vary over time.

markets fell even more than U.S. stocks, we achieved somewhat better-than-average results from the companies we selected.

I N V E S T M E N T   I N   S I G H T

In an April report tracking the global economy, the International Monetary Fund (IMF) downgraded its 2008 growth forecast to 3.7%. That rate nearly matches the average 3.9% growth that the IMF has recorded over the previous 10 years, but is 0.5% below its prior projection issued in January. The report attributes the reduced outlook to the credit crisis affecting key parts of the world’s financial system in the wake of the U.S. housing market’s downturn. The IMF, which was founded after World War II and now includes 185 member countries, seeks to promote international monetary cooperation.

Turning to the Conservative Portfolio, we see a different framework, with a majority of assets invested in bonds. How did it fare?

In managing this fund, we use a somewhat narrower range of investments to maintain a conservative risk profile. The strategic fixed-income allocation clearly helped absolute results, making this by far the best-performing portfolio of the three. However, stocks trailed bonds by such a wide margin during the period that the portfolio’s equity allocation caused it to trail its benchmark. Not only does the benchmark comprise bonds, but they are mostly high-quality bonds, the sort of asset that investors sought for safety. Unfortunately, we did not overcome this disadvantage with great security selection. Here, as in the other portfolios, our choices of bonds and stocks had a negative overall impact. On the positive side, we kept an underweight to stocks in the financials sector, and an overweight to cash and to international bonds added strength.

After this challenging period, Jeff, do you see light at the end of the tunnel?

My investment experience stretches back across a few credit cycles, and I can observe that the point of the cycle where we find ourselves today — in which excesses are being worked out — is not easy or pleasant, but it sets the stage for recovery, in my opinion. The current downturn is historic because we have never seen such a massive amount of deleveraging take place. Fortunately, the policy responses we have seen lately, with interest-rate cuts by the Federal Reserve and innovative measures to support the smooth functioning of credit markets, give us reason to be optimistic. But I don’t expect markets will easily bounce back.

Based on our team’s evaluation of current risks, including the recessionary conditions and the possibility of more disclosures of financial losses, we are continuing to position the portfolios with an emphasis on preserving wealth. We believe it is too soon to sound the all-clear signal. But given that much of the unwinding and deleveraging has, in our opinion, already occurred, we are also actively monitoring economic data for signs of a transition. We know from past cycles that stocks are likely to begin recovering well before the end of the recessionary conditions, so we do not want to wait for an outright surge in economic growth. Also, given the substantial dislocations we have seen in certain markets, particularly in lower-quality bonds, we believe great investment opportunities exist, and we believe we have the skill to discern the true opportunities from those investments that still harbor significant risk. We are prepared to become more constructive with our allocations while focusing our efforts on identifying opportunities across all asset classes.

Thanks, Jeff, for sharing your insights.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Of special interest

Dividend increase for Conservative Portfolio

We are pleased to report that effective April 2008, the Conservative Portfolio’s dividend was increased 20%, from $0.025 to $0.030 per class A share. Amounts for other share classes may vary slightly. This dividend increase was possible due to higher interest income from the fund’s investments.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2008, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance

Total return for periods ended 3/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	8.17%	7.72%	7.37%	7.37%	7.33%	7.33%	7.63%	7.36%	7.91%	8.45%

10 years	56.85	47.88	45.43	45.43	45.47	45.47	49.39	44.17	53.07	60.85
Annual average	4.60	3.99	3.82	3.82	3.82	3.82	4.10	3.73	4.35	4.87

5 years	82.86	72.27	75.98	73.98	76.06	76.06	78.28	72.12	80.54	85.08
Annual average	12.83	11.49	11.97	11.71	11.98	11.98	12.26	11.47	12.54	13.10

3 years	21.70	14.69	18.97	15.97	18.98	18.98	19.86	15.65	20.86	22.56
Annual average	6.77	4.67	5.96	5.06	5.96	5.96	6.22	4.97	6.52	7.02

1 year	–7.15	–12.49	–7.76	–12.31	–7.81	–8.72	–7.54	–10.75	–7.30	–6.87

6 months	–11.68	–16.74	–11.99	–16.34	–11.98	–12.85	–11.83	–14.93	–11.77	–11.50

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively, as of 1/2/08. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/08

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.145		$0.029	$0.049	$0.080		$0.100	$0.179

Capital gains

Long-term	$0.147		$0.147	$0.147	$0.147		$0.147	$0.147

Short-term	$0.005		$0.005	$0.005	$0.005		$0.005	$0.005

Total	$0.297		$0.181	$0.201	$0.232		$0.252	$0.331

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/07	$15.14	$16.06*	$14.80	$14.58	$14.86	$15.40*	$14.96	$15.28

3/31/08	13.10	13.90	12.86	12.65	12.89	13.36	12.97	13.22

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Reflects an increase in sales charges that took effect on 1/2/08.

Fund’s annual operating expenses

For the fiscal year ended 9/30/07

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.16%	1.91%	1.91%	1.66%	1.41%	0.91%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Balanced Portfolio

Fund performance

Total return for periods ended 3/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	7.17%	6.72%	6.38%	6.38%	6.32%	6.32%	6.65%	6.39%	6.88%	7.43%

10 years	46.29	37.87	35.77	35.77	35.45	35.45	39.05	34.18	42.31	49.94
Annual average	3.88	3.26	3.11	3.11	3.08	3.08	3.35	2.98	3.59	4.13

5 years	54.62	45.68	49.00	46.99	48.85	48.85	50.91	45.71	52.23	56.69
Annual average	9.11	7.82	8.30	8.01	8.28	8.28	8.58	7.82	8.77	9.40

3 years	14.89	8.33	12.38	9.38	12.23	12.23	13.10	9.17	13.87	15.64
Annual average	4.74	2.70	3.97	3.03	3.92	3.92	4.19	2.97	4.42	4.96

1 year	–6.16	–11.54	–6.86	–11.46	–6.89	–7.81	–6.65	–9.90	–6.42	–5.98

6 months	–8.88	–14.14	–9.22	–13.73	–9.30	–10.20	–9.12	–12.29	–9.02	–8.82

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively, as of 1/2/08. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/08

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	2		2	2	2		2	2

Income	$0.112		$0.065	$0.067	$0.082		$0.098	$0.128

Capital gains	—		—	—	—		—	—

Total	$0.112		$0.065	$0.067	$0.082		$0.098	$0.128

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/07	$12.74	$13.52*	$12.66	$12.53	$12.72	$13.18*	$12.69	$12.76

3/31/08	11.50	12.20	11.43	11.30	11.48	11.90	11.45	11.51

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Reflects an increase in sales charges that took effect on 1/2/08.

Fund’s annual operating expenses

For the fiscal year ended 9/30/07

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.09%	1.84%	1.84%	1.59%	1.34%	0.84%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Conservative Portfolio

Fund performance

Total return for periods ended 3/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03)	(7/14/94)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.11%	5.67%	5.30%	5.30%	5.30%	5.30%	5.55%	5.29%	5.92%	6.35%

10 years	49.77	41.18	38.37	38.37	39.03	39.03	41.81	36.85	47.71	53.40
Annual average	4.12	3.51	3.30	3.30	3.35	3.35	3.55	3.19	3.98	4.37

5 years	37.01	29.20	31.68	29.68	32.01	32.01	33.28	28.55	36.78	38.56
Annual average	6.50	5.26	5.66	5.34	5.71	5.71	5.91	5.15	6.46	6.74

3 years	12.41	5.89	9.75	6.75	10.14	10.14	10.68	6.77	12.20	13.29
Annual average	3.98	1.93	3.15	2.20	3.27	3.27	3.44	2.21	3.91	4.25

1 year	–2.01	–7.65	–2.77	–7.52	–2.68	–3.63	–2.53	–5.91	–2.13	–1.77

6 months	–3.69	–9.23	–4.08	–8.82	–4.09	–5.03	–3.97	–7.30	–3.87	–3.68

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively, as of 1/2/08. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year and is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information

For the six-month period ended 3/31/08

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.150		$0.115	$0.114	$0.126		$0.138	$0.162

Capital gains	—		—	—	—		—	—

Total	$0.150		$0.115	$0.114	$0.126		$0.138	$0.162

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/07	$9.84	$10.44*	$9.75	$9.76	$9.75	$10.10*	$9.95	$9.83

3/31/08	9.33	9.90	9.24	9.25	9.24	9.58	9.43	9.31

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Reflects an increase in sales charges that took effect on 1/2/08.

Fund’s annual operating expenses

For the fiscal year ended 9/30/07

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund
operating expenses	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Comparative index returns

For periods ended 3/31/08

			Lipper	Lipper	Lipper
			Mixed-Asset	Mixed-Asset	Mixed-Asset
		Lehman	Target Allocation	Target Allocation	Target Allocation
	Russell	Aggregate	Growth Funds	Moderate Funds	Conservative
	3000	Bond	category	category	Funds category
	Index	Index	average*	average†	average‡

Annual average
(life of fund)	9.48%	6.31%	7.60%	7.11%	6.67%

10 years	46.28	79.71	53.44	50.64	54.52
Annual average	3.88	6.04	4.24	4.05	4.37

5 years	76.77	25.12	59.19	51.62	33.76
Annual average	12.07	4.58	9.63	8.60	5.87

3 years	19.45	17.35	18.87	16.85	13.34
Annual average	6.10	5.48	5.87	5.30	4.23

1 year	–6.06	7.67	–2.32	–1.68	0.14

6 months	–12.54	5.23	–8.26	–6.29	–2.91

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/08, there were 692, 667, 539, 425, 228, and 93 funds, respectively, in this Lipper category.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/08, there were 503, 457, 331, 235, 135, and 40 funds, respectively, in this Lipper category.

‡ Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/08, there were 446, 431, 266, 149, 64, and 13 funds, respectively, in this Lipper category.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2007, to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*	$ 5.23	$ 8.74	$ 8.74	$ 7.57	$ 6.40	$ 4.05

Ending value (after expenses)	$883.20	$880.10	$880.20	$881.70	$882.30	$885.00

Balanced Portfolio

Expenses paid per $1,000*	$ 5.16	$ 8.73	$ 8.72	$ 7.54	$ 6.35	$ 3.97

Ending value (after expenses)	$911.20	$907.80	$907.00	$908.80	$909.80	$911.80

Conservative Portfolio

Expenses paid per $1,000*	$ 5.59	$ 9.26	$ 9.26	$ 8.04	$ 6.82	$ 4.37

Ending value (after expenses)	$963.10	$959.20	$959.10	$960.30	$961.30	$963.20

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/08. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2008, use the calculation method below. To find the value of your investment on October 1, 2007, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*	$ 5.60	$ 9.37	$ 9.37	$ 8.12	$ 6.86	$ 4.34

Ending value (after expenses)	$1,019.45	$1,015.70	$1,015.70	$1,016.95	$1,018.20	$1,020.70

Balanced Portfolio

Expenses paid per $1,000*	$ 5.45	$ 9.22	$ 9.22	$ 7.97	$ 6.71	$ 4.19

Ending value (after expenses)	$1,019.60	$1,015.85	$1,015.85	$1,017.10	$1,018.35	$1,020.85

Conservative Portfolio

Expenses paid per $1,000*	$ 5.76	$ 9.52	$ 9.52	$ 8.27	$ 7.01	$ 4.50

Ending value (after expenses)	$1,019.30	$1,015.55	$1,015.55	$1,016.80	$1,018.05	$1,020.55

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/08. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
annualized expense ratio	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Average annualized expense
ratio for Lipper peer group*	1.22%	1.97%	1.97%	1.72%	1.47%	0.97%

Balanced Portfolio
annualized expense ratio	1.08%	1.83%	1.83%	1.58%	1.33%	0.83%

Average annualized expense
ratio for Lipper peer group*	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Conservative Portfolio
annualized expense ratio	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Average annualized expense
ratio for Lipper peer group*	1.30%	2.05%	2.05%	1.80%	1.55%	1.05%

* Putnam is committed to keeping fund expenses below the Lipper peer group average expense ratio and will limit fund expenses if they exceed the Lipper average. The Lipper average is a simple average of front-end load funds in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce fund expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by each class of shares other than class Y shares, which do not incur 12b-1 fees. Investors should note that the other funds in the peer group may be significantly smaller or larger than the funds, and that an asset-weighted average would likely be lower than the simple average. Also, the funds and Lipper report expense data at different times and for different periods. Each fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 3/31/08.

See pages 32 and 34 for more information on the funds’ new Lipper categories, whose expenses are shown above.

Your fund’s
portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for the fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s average portfolio value within a given period. Funds with high turnover may be more likely to generate capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the table below to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons

Percentage of holdings that change every year

	2007	2006	2005	2004	2003

Growth Portfolio*	81%	85%	112%	120%	126%

Lipper Mixed-Asset Target
Allocation Growth Funds
category average	68%	70%	72%	74%	84%

Balanced Portfolio*	107%	90%	144%	159%	145%

Lipper Mixed-Asset Target
Allocation Moderate Funds
category average	64%	73%	76%	71%	75%

Conservative Portfolio*	151%	133%	209%	259%	200%

Lipper Mixed-Asset Target
Allocation Conservative Funds
category average	51%	49%	50%	48%	52%

Turnover data for the fund is calculated based on the fund’s fiscal-year period, which ends on September 30. Turnover data for the fund’s Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the fund’s portfolio turnover rate to the Lipper average. Comparative data for 2007 is based on information available as of 12/31/07.

* Portfolio turnover excludes dollar roll transactions.

Your fund’s risk

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

Your fund’s Morningstar ® Risk

Your fund’s Morningstar Risk is shown alongside that of the average fund in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of March 31, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for each fund’s class A shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Your fund’s management

Your fund is managed by the members of the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea and Robert Schoen are Portfolio Members of the funds. The Portfolio Leader and Portfolio Members coordinate the team’s management of the funds.

For a complete listing of the members of the Putnam Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, please visit the Individual Investors section of www.putnam.com.

Investment team fund ownership

The table below shows how much the funds’ current Portfolio Leader and Portfolio Members have invested in the funds and in all Putnam mutual funds (in dollar ranges). Information shown is as of March 31, 2008 and March 31, 2007.

Trustee and Putnam employee fund ownership

As of March 31, 2008, all of the Trustees of the Putnam funds owned fund shares. The table below shows the approximate value of investments in the funds and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

		Total assets in
	Assets in the funds	all Putnam funds

Trustees	$13,236,000	$ 88,000,000

Putnam employees	$69,971,000	$630,000,000

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of Putnam Income Strategies Fund, the ten Putnam RetirementReady® Funds, Putnam Voyager Fund, Putnam Growth Opportunities Fund, and a Portfolio Member of The George Putnam Fund of Boston and Putnam Discovery Growth Fund.

Robert Kea is also a Portfolio Member of Putnam Income Strategies Fund and the ten Putnam RetirementReady® Funds.

Robert Schoen is also a Portfolio Leader of Putnam Voyager Fund and Putnam Growth Opportunities Fund, and a Portfolio Member of Putnam Income Strategies Fund, the ten Putnam RetirementReady Funds, and Putnam Discovery Growth Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of
management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not“interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2007, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2007.

In addition, in anticipation of the sale of Putnam Investments to Great-West Lifeco, at a series of meetings ending in March 2007, the Trustees reviewed and approved new management and distribution arrangements to take effect upon the change of control. Shareholders of all funds approved the management contracts in May 2007, and the change of control transaction was completed on August 3, 2007. Upon the change of control, the management contracts that were approved by the Trustees in June 2007 automatically terminated and were replaced by new contracts that had been approved by shareholders. In connection with their review for the June 2007 continuance of the Putnam funds’ management contracts, the Trustees did not identify any facts or circumstances that would alter the substance of the conclusions and recommendations they made in their review of the contracts to take effect upon the change of control.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2006 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam Asset Allocation: Growth Portfolio	48th	66th
Putnam Asset Allocation: Balanced Portfolio	48th	34th
Putnam Asset Allocation: Conservative Portfolio	57th	21st

(Because each fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management had committed to maintain at least through 2007. In anticipation of the change of control of Putnam Investments, the Trustees requested, and received a commitment from Putnam Management and Great-West Lifeco, to extend this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2007, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2006. This additional expense limitation will be applied to Putnam Asset Allocation Funds: Growth Portfolio.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, and to consider the potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance during the review period

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of the Putnam Asset Allocation Funds, the Trustees considered the Lipper peer group percentile rankings for each fund’s class A share cumulative total return performance results at net asset value for the one-, three- and five-year periods ended March 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period

Putnam Asset Allocation:	13%	7%	10%
Growth Portfolio	(76/611)	(34/504)	(36/376)

Lipper Mixed-Asset Target
Allocation Growth Funds

Putnam Asset Allocation:	38%	34%	37%
Balanced Portfolio	(227/611)	(169/504)	(136/376)

Lipper Mixed-Asset Target
Allocation Growth Funds

Putnam Asset Allocation:	48%	37%	27%
Conservative Portfolio	(175/364)	(78/214)	(28/106)

Lipper Mixed-Asset Target
Allocation Conservative Funds

See pages 33 and 34 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking“best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the custodian agreement, the Trustees considered that, effective January 1, 2007, the Putnam funds had engaged State Street Bank and Trust Company as custodian and began to transition the responsibility for providing custody services away from PFTC.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of each fund’s management contract. The table shows the Lipper peer group percentile rankings of each fund’s class A share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-, five-, and ten-year periods ended on the most recent calendar quarter (March 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
	period	period	period

Putnam Asset Allocation:	89%	12%	42%
Growth Portfolio	(594/667)	(49/425)	(94/228)

Lipper Mixed-Asset Target
Allocation Growth Funds

Putnam Asset Allocation:	90%	35%	58%
Balanced Portfolio	(411/457)	(81/235)	(78/135)

Lipper Mixed-Asset Target
Allocation Moderate Funds

Putnam Asset Allocation:	81%	44%	51%
Conservative Portfolio	(346/431)	(66/149)	(33/64)

Lipper Mixed-Asset Target
Allocation Conservative Funds

Other information
for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, are available in the Individual Investors section of www.putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 3/31/08 (Unaudited)

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Banking		4.6%		3.4%		1.8%

Allied Irish Banks PLC (Ireland)	84,300	$ 1,796,071	60,824	$ 1,295,898	17,278	$ 368,120
Banco do Brasil SA (Brazil)	108,600	1,433,403	—	—	—	—
Banco Latinoamericano de Exportaciones
SA Class E (Panama)	35,590	548,086	24,102	371,171	—	—
Banco Santander Central Hispano SA
(Spain)	64,327	1,281,193	—	—	—	—
Bank of America Corp. #	152,627	5,786,090	124,893	4,734,694	43,514	1,649,616
Bank of India (India)	221,499	1,398,345	—	—	—	—
Bank Rakyat Indonesia (Indonesia)	1,668,000	1,142,217	—	—	—	—
Banner Corp.	15,282	352,097	10,480	241,459	—	—
Barclays PLC (United Kingdom)	1,381,971	12,412,354	993,313	8,921,571	290,423	2,608,472
BNP Paribas SA (France)	92,756	9,352,699	66,670	6,722,416	19,697	1,986,072
Cathay General Bancorp (SG) (SB)	20,094	416,549	13,624	282,426	—	—
Center Financial Corp.	25,536	231,356	17,720	160,543	—	—
City Bank	22,319	497,044	15,053	335,230	—	—
City Holding Co.	14,176	565,622	9,813	391,539	—	—
Comerica, Inc.	4,300	150,844	3,200	112,256	1,100	38,588
Commerzbank AG (Germany)	7,585	237,019	5,234	163,554	1,510	47,185
Corus Bankshares, Inc.	28,552	277,811	19,530	190,027	—	—
DBS Group Holdings, Ltd. (Singapore)	814,000	10,629,716	585,000	7,639,292	171,000	2,233,024
First Midwest Bancorp, Inc.	20,300	563,731	15,200	422,104	5,400	149,958
First Niagara Financial Group, Inc.	85,000	1,155,150	70,100	952,659	24,800	337,032
First Regional Bancorp †	13,673	224,237	9,432	154,685	—	—
FirstFed Financial Corp. †	17,795	483,134	12,576	341,438	—	—
FirstMerit Corp.	48,900	1,010,274	36,600	756,156	12,900	266,514
Frontier Financial Corp.	14,800	261,664	11,100	196,248	3,900	68,952
Hancock Holding Co.	17,300	726,946	15,100	634,502	5,300	222,706
HBOS PLC (United Kingdom)	208,082	2,310,359	149,563	1,660,616	43,729	485,528
Imperial Capital Bancorp, Inc.	10,456	226,059	7,146	154,497	—	—
Industrial & Commercial Bank
of China (China)	3,817,000	2,658,392	—	—	—	—
Integra Bank Corp.	40,779	660,620	27,640	447,768	—	—
Intervest Bancshares Corp.	18,298	175,478	12,576	120,604	—	—
KBC Groupe SA (Belgium)	87,084	11,288,990	62,593	8,114,140	18,301	2,372,420
KeyCorp #	63,980	1,404,361	50,600	1,110,670	17,900	392,905
Nara Bancorp, Inc.	36,394	472,758	24,484	318,047	—	—
National Bank of Greece SA (Greece)	10,600	559,081	—	—	—	—
National Penn Bancshares, Inc. (SG)	24,090	438,197	16,445	299,135	—	—
Nordea AB (Sweden)	770,026	12,482,704	553,500	8,972,654	161,550	2,618,848
Northern Trust Corp.	7,600	505,172	7,200	478,584	2,500	166,175
Pacific Capital Bancorp.	92,310	1,984,665	71,500	1,537,250	20,300	436,450
Preferred Bank	15,583	260,080	10,670	178,082	—	—
Provident Bankshares Corp.	34,300	368,382	28,600	307,164	10,100	108,474
Raiffeisen International Bank Holding
AG (Austria)	2,742	373,673	—	—	—	—
S&T Bancorp, Inc.	22,064	709,799	14,943	480,716	—	—
Sberbank RF (Russia)	224,943	704,072	—	—	—	—
Societe Generale (France)	2,908	284,635	—	—	—	—
Societe Generale NV New (France) †	727	69,931	—	—	—	—
Southwest Bancorp, Inc.	25,737	450,655	17,720	310,277	—	—
Standard Chartered PLC
(United Kingdom)	23,799	812,548	—	—	—	—
Sterling Bancshares, Inc.	62,700	623,238	54,900	545,706	19,400	192,836
Sterling Financial Corp.	35,700	557,277	30,100	469,861	10,600	165,466
Suffolk Bancorp (SG)	19,287	611,012	13,185	417,701	—	—
SVB Financial Group †	23,700	1,034,268	19,600	855,344	6,900	301,116

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Banking continued

Toronto-Dominion Bank (Canada)	5,200	$ 319,202	—	$ —	—	$ —
Turkiye Garanti Bankasi AS (Turkey)	296,936	1,338,052	—	—	—	—
U.S. Bancorp	172,087	5,568,735	139,954	4,528,911	49,500	1,601,820
Umpqua Holdings Corp. (SG) (SB) (SC)	33,000	511,830	24,700	383,097	8,700	134,937
Unibanco-Uniao de Bancos
Brasileiros SA ADR (Brazil)	19,700	2,297,808	—	—	—	—
United Bankshares, Inc.	11,700	311,805	8,700	231,855	3,100	82,615
United Community Banks, Inc.
(SG) (SB) (SC)	9,700	164,706	10,900	185,082	3,900	66,222
Virginia Commerce Bancorp. †	15,387	176,643	10,510	120,655	—	—
Westpac Banking Corp. (Australia)	225,401	4,889,680	162,011	3,514,545	47,369	1,027,588

		110,538,519		70,762,829		20,129,639

Basic Materials		6.8%		4.9%		2.7%

Abengoa SA (Spain)	36,544	1,306,310	31,997	1,143,772	16,911	604,505
Acciona SA (Spain)	5,480	1,467,224	4,752	1,272,308	2,419	647,667
Aluminum Corp. of China, Ltd. (China)	744,000	1,202,683	—	—	—	—
Ameron International Corp.	4,342	406,107	3,765	352,140	1,916	179,203
Andersons, Inc. (The)	44,485	1,984,476	33,548	1,496,576	8,387	374,144
Angang Steel Co., Ltd. (China)	566,000	1,291,686	—	—	—	—
Anglo American PLC (United Kingdom)	5,529	331,940	—	—	—	—
Antofagasta PLC (United Kingdom)	439,013	6,101,722	315,548	4,385,716	92,259	1,282,283
Arcelor Mittal (Luxembourg)	109,191	8,941,957	78,483	6,427,192	23,388	1,915,309
Arch Chemicals, Inc.	43,633	1,625,766	33,450	1,246,347	4,452	165,882
Balfour Beatty PLC (United Kingdom)	94,676	884,133	68,050	635,486	20,828	194,503
Barrick Gold Corp. (Canada)	15,400	672,261	—	—	—	—
BASF AG (Germany)	35,173	4,735,561	21,704	2,922,145	6,467	870,693
BHP Billiton, Ltd. (Australia)	380,671	12,451,312	266,464	8,715,732	78,322	2,561,823
Bilfinger Berger AG (Germany)	43,200	3,719,805	31,100	2,677,915	9,300	800,791
BlueScope Steel, Ltd. (Australia)	479,189	4,320,012	344,425	3,105,080	102,637	925,299
Boart Longyear Group (South Africa) 2,076,435		3,470,807	1,492,470	2,494,696	444,750	743,409
Buckeye Technologies, Inc. †	7,900	88,164	11,900	132,804	4,200	46,872
Builders FirstSource, Inc. †	30,000	217,800	30,000	217,800	10,600	76,956
Cambrex Corp.	61,499	426,188	42,472	294,331	—	—
Carpenter Technology Corp.	26,138	1,462,944	17,910	1,002,423	—	—
Celanese Corp. Ser. A	5,507	215,048	4,800	187,440	2,563	100,085
Cemex SA de CV ADR (Mexico) † (SG)	34,700	906,364	—	—	—	—
Ceradyne, Inc. †	14,529	464,347	10,062	321,582	—	—
CF Industries Holdings, Inc. #	67,493	6,993,625	51,797	5,367,205	12,100	1,253,802
China Oriental Group Co., Ltd.
(Hong Kong) (F)	52,000	40,158	—	—	—	—
China Steel Corp. (Taiwan)	876,000	1,384,479	—	—	—	—
Cleveland-Cliffs, Inc. #	51,102	6,123,042	39,229	4,700,419	7,700	922,614
Companhia Vale do Rio Doce
(CVRD) ADR(Brazil) (SG)	58,844	2,038,356	—	—	—	—
Companhia Vale do Rio Doce
(CVRD) (Preference A) ADR (Brazil)	83,400	2,431,110	—	—	—	—
Dongkuk Steel Mill Co., Ltd.
(South Korea)	28,620	1,120,114	—	—	—	—
Dow Chemical Co. (The) #	52,900	1,949,365	43,800	1,614,030	15,500	571,175
Drew Industries, Inc. †	6,100	149,206	4,600	112,516	1,600	39,136
Fletcher Building, Ltd. (New Zealand)	308,514	2,033,473	221,750	1,461,595	63,508	418,593
FMC Corp. (SB)	88,000	4,883,120	73,800	4,095,162	25,400	1,409,446
Franco-Nevada Corp. (Canada) †	18,389	362,199	—	—	—	—
Grief, Inc. Class A	12,063	819,440	8,194	556,618	—	—
H.B. Fuller Co.	41,283	842,586	32,801	669,468	6,700	136,747
Hecla Mining Co. †	58,996	658,395	41,152	459,256	—	—
Holcim, Ltd. (Switzerland)	3,526	370,280	—	—	—	—
Hyundai Steel Co. (South Korea)	19,780	1,384,460	—	—	—	—
Impala Platinum Holdings, Ltd.
(South Africa)	44,226	1,708,832	—	—	—	—

38

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Basic Materials continued

Insituform Technologies, Inc. †	22,751	$ 314,646	19,730	$ 272,866	10,042	$ 138,881
JFE Holdings, Inc. (Japan)	22,600	1,001,725	16,200	718,051	4,900	217,188
K&S AG (Germany)	1,023	334,702	—	—	—	—
Koninklijke DSM NV (Netherlands)	28,391	1,368,844	20,407	983,903	6,366	306,930
Koppers Holdings, Inc.	56,448	2,501,211	39,509	1,750,644	2,700	119,637
Layne Christensen Co. †	33,059	1,157,726	27,717	970,649	10,693	374,469
Matsushita Electric Works, Ltd. (Japan)	61,000	627,006	44,000	452,266	13,000	133,624
Minerals Technologies, Inc.	1,800	113,040	1,300	81,640	500	31,400
Mitsui Mining Co., Ltd. (Japan) †	35,500	101,459	30,500	87,169	15,500	44,299
MMC Norilsk Nickel ADR (Russia)	78,670	2,218,494	—	—	—	—
Monsanto Co.	32,400	3,612,600	26,700	2,977,050	9,000	1,003,500
Northwest Pipe Co. †	8,113	344,721	7,035	298,917	3,581	152,157
Nucor Corp.	2,200	149,028	1,600	108,384	600	40,644
Olin Corp.	22,400	442,624	21,000	414,960	7,400	146,224
Olympic Steel, Inc.	10,741	484,419	7,390	333,289	—	—
OM Group, Inc. †	37,555	2,048,250	25,364	1,383,353	—	—
Packaging Corp. of America	27,100	605,143	20,300	453,299	7,200	160,776
Perini Corp. †	35,900	1,300,657	28,500	1,032,555	10,100	365,923
POSCO (South Korea)	1,680	807,676	—	—	—	—
Potlatch Corp. (R)	19,600	808,892	16,800	693,336	5,900	243,493
PPG Industries, Inc.	54,440	3,294,164	44,350	2,683,619	15,700	950,007
PV Crystalox Solar PLC
(United Kingdom) †	69,292	177,227	60,128	153,788	31,637	80,917
Quanex Corp. (SG) (SB)	42,511	2,199,519	33,464	1,731,427	8,800	455,312
Rayonier, Inc.	50,725	2,203,494	42,250	1,835,340	14,900	647,256
RBC Bearings, Inc. †	19,400	720,322	14,600	542,098	5,100	189,363
Rio Tinto PLC (United Kingdom)	6,117	634,667	—	—	—	—
Rio Tinto, Ltd. (Australia)	5,727	640,803	—	—	—	—
Schulman (A.), Inc.	10,900	223,777	8,200	168,346	2,900	59,537
Sesa GOA, Ltd. (India)	15,335	1,204,762	—	—	—	—
Silgan Holdings, Inc.	27,097	1,344,824	18,692	927,684	—	—
Skanska AB Class B (Sweden)	118,400	2,371,787	85,200	1,706,725	24,200	484,774
Solvay SA (Belgium)	63,121	8,051,091	45,370	5,786,949	13,265	1,691,952
Southern Copper Corp. (SG) (SB) (SC)	75,886	7,879,243	61,700	6,406,311	21,800	2,263,494
Steel Dynamics, Inc.	34,704	1,146,620	23,970	791,969	—	—
Sun Hydraulics Corp.	5,000	146,350	3,700	108,299	1,300	38,051
Tenaris SA ADR (Luxembourg)	39,800	1,984,030	—	—	—	—
Terra Industries, Inc. †	13,400	476,102	10,100	358,853	3,600	127,908
Usinas Siderurgicas de Minas Gerais
(Usiminas) (Preference) (Brazil)	29,300	1,646,650	—	—	—	—
voestalpine AG (Austria)	162,742	11,300,935	116,974	8,122,768	34,200	2,374,875
W.R. Grace & Co. †	9,000	205,380	6,800	155,176	2,400	54,768
Xstrata PLC (Switzerland)	4,406	308,111	—	—	—	—
Yamana Gold, Inc. (Canada)	20,305	297,435	—	—	—	—
Zep, Inc.	9,350	151,657	7,900	128,138	2,500	40,550

		162,938,670		102,687,575		29,178,846

Capital Goods		6.0%		4.8%		2.7%

ABB, Ltd. (Switzerland)	27,681	743,028	19,897	534,086	7,040	188,971
Acuity Brands, Inc. (SG) (SB)	37,787	1,622,952	29,084	1,249,158	5,000	214,750
Aecom Technology Corp. †	26,385	686,274	22,880	595,109	11,646	302,912
AGCO Corp. † #	24,456	1,464,425	16,745	1,002,691	—	—
Alstom (France)	5,016	1,087,060	—	—	—	—
American Ecology Corp.	25,872	655,338	17,988	455,636	—	—
American Science & Engineering, Inc.
(SG) (SB)	10,863	592,794	7,514	410,039	—	—
Andritz AG (Austria)	49,728	2,728,775	35,743	1,961,362	10,236	561,690
Applied Industrial Technologies, Inc.	50,815	1,518,860	34,903	1,043,251	—	—
Astec Industries, Inc. †	10,800	418,608	8,100	313,956	2,900	112,404
Autoliv, Inc. (Sweden)	36,900	1,852,380	30,800	1,546,160	10,900	547,180
Aveng, Ltd. (South Africa)	197,087	1,411,118	—	—	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Capital Goods continued

BAE Systems PLC (United Kingdom)	88,169	$ 848,279	—	$ —	—	$ —
Boeing Co. (The) #	120,350	8,950,430	99,100	7,370,067	34,700	2,580,639
Bouygues SA (France)	105,848	6,722,064	76,080	4,831,595	22,671	1,439,762
Bucyrus International, Inc. Class A	1,783	181,242	1,550	157,558	836	84,979
Calgon Carbon Corp. † (SG) (SB) (SC)	24,246	364,902	21,026	316,441	10,702	161,065
Canon, Inc. (Japan)	101,250	4,660,424	65,200	3,001,083	19,300	888,357
Capstone Turbine Corp. †	137,215	290,896	121,400	257,368	64,325	136,369
Cascade Corp.	16,388	808,092	11,242	554,343	—	—
Charter PLC (United Kingdom) †	22,129	372,939	—	—	—	—
Clean Harbors, Inc. †	18,368	1,193,920	12,853	835,445	—	—
Columbus McKinnon Corp. †	32,398	1,003,690	22,493	696,833	—	—
Conergy AG (Germany)	6,235	131,857	5,410	114,410	2,886	61,033
Cookson Group PLC (United Kingdom)	104,037	1,369,660	74,225	977,182	23,327	307,103
Cummins, Inc. #	144,520	6,766,426	117,360	5,494,795	41,400	1,938,348
Curtiss-Wright Corp.	17,864	740,999	12,286	509,623	—	—
Dana Holding Corp. †	7,294	72,940	7,943	79,430	3,890	38,900
Eaton Corp.	11,500	916,205	9,600	764,832	3,400	270,878
Emerson Electric Co. #	109,080	5,613,257	89,000	4,579,940	31,500	1,620,990
EnergySolutions, Inc.	35,193	807,327	31,000	711,140	16,269	373,211
EnPro Industries, Inc. † (SG)	38,890	1,212,979	31,300	976,247	11,100	346,209
European Aeronautic Defense and
Space Co. (Netherlands)	24,004	568,626	17,254	408,726	5,281	125,100
Fanuc, Ltd. (Japan)	5,400	513,357	—	—	—	—
Franklin Electric Co., Inc. (SG) (SB)	13,182	450,429	11,432	390,631	5,819	198,835
Freightcar America, Inc.	46,231	1,585,723	35,082	1,203,313	7,000	240,100
Fuel Tech, Inc. †	24,655	505,428	21,600	442,800	11,412	233,946
Gardner Denver, Inc. †	27,452	1,018,469	18,902	701,264	—	—
General Cable Corp. † (SG)	41,610	2,457,903	28,740	1,697,672	—	—
Glory, Ltd. (Japan)	26,200	557,000	—	—	—	—
Gorman-Rupp Co. (The)	12,522	411,849	10,859	357,153	5,527	181,783
Hardinge, Inc.	10,300	141,728	10,300	141,728	3,600	49,536
Heico Corp. (SG) (SB)	11,656	568,230	7,954	387,758	—	—
Herman Miller, Inc.	116,800	2,869,776	87,500	2,149,875	30,900	759,213
Hyflux, Ltd. (Singapore)	195,000	428,649	169,000	371,496	86,000	189,045
II-VI, Inc. †	41,372	1,571,309	30,043	1,141,033	6,000	227,880
Illinois Tool Works, Inc. (SG) (SB) (SC)	63,700	3,072,251	52,300	2,522,429	18,500	892,255
IMI PLC (United Kingdom)	95,341	859,626	68,528	617,871	20,975	189,117
Intevac, Inc. †	45,100	584,045	33,800	437,710	11,900	154,105
IVRCL Infrastructures & Projects, Ltd.
(India)	117,550	1,188,540	—	—	—	—
Joy Global, Inc.	3,482	226,887	3,100	201,996	1,616	105,299
Komatsu, Ltd. (Japan)	9,900	274,504	—	—	—	—
LG Engineering & Construction, Ltd.
(South Korea)	9,860	1,443,996	—	—	—	—
Lindsay Corp. (SG) (SB) (SC)	6,139	629,063	5,323	545,448	2,709	277,591
Lockheed Martin Corp.	88,800	8,817,840	72,800	7,229,040	25,400	2,522,220
LSB Industries, Inc. †	23,734	349,839	20,600	303,644	10,831	159,649
MAN AG (Germany)	1,830	243,005	1,320	175,282	378	50,195
Manitowoc Co., Inc. (The)	14,300	583,440	12,900	526,320	4,600	187,680
Matthews International Corp.	20,610	994,433	13,624	657,358	—	—
McDermott International, Inc. †	21,000	1,151,220	17,500	959,350	6,200	339,884
Met-Pro Corp.	7,191	80,683	6,235	69,957	3,174	35,612
Moog, Inc. †	51,290	2,164,951	35,511	1,498,919	—	—
Mueller Water Products, Inc. Class A
(SG) (SB) (SC)	56,488	462,072	48,986	400,705	24,934	203,960
Murray & Roberts Holdings, Ltd.
(South Africa)	74,445	877,640	—	—	—	—
Nalco Holding Co.	34,419	727,962	29,848	631,285	15,192	321,311
Nordson Corp.	14,300	770,055	12,500	673,125	4,400	236,940
Northrop Grumman Corp.	14,700	1,143,807	12,100	941,501	4,300	334,583
NSK, Ltd. (Japan)	34,000	257,421	—	—	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Capital Goods continued

Orbital Sciences Corp. †	70,621	$ 1,701,966	51,706	$ 1,246,115	11,800	$ 284,380
Parker-Hannifin Corp. (SB)	34,950	2,420,987	28,800	1,994,976	10,200	706,554
Pentair, Inc.	22,845	728,756	19,811	631,971	10,084	321,680
Pliant Corp. † (F)	—	—	—	—	3	1
Prysmian SpA (Italy)	415,067	8,869,495	298,336	6,375,091	87,226	1,863,916
Raytheon Co.	109,000	7,042,490	90,300	5,834,283	31,400	2,028,754
Rieter Holding AG (Switzerland)	2,727	1,043,355	2,001	765,586	550	210,431
Rofin-Sinar Technologies, Inc. †	24,020	1,078,498	16,447	738,470	—	—
Roper Industries, Inc.	15,322	910,740	13,287	789,779	6,763	401,993
Safran SA (France)	16,162	330,824	—	—	—	—
Samsung Engineering Co., Ltd.
(South Korea)	15,850	1,471,180	—	—	—	—
Samsung Heavy Industries Co., Ltd.
(South Korea)	43,450	1,384,555	—	—	—	—
Steelcase, Inc. (SG) (SB) (SC)	126,600	1,400,196	105,400	1,165,724	37,300	412,538
Superior Essex, Inc. †	7,000	196,840	7,900	222,148	2,800	78,736
National Central Cooling Co.
(TABREED) (United
Arab Emirates) †	2,375,571	1,552,619	—	—	—	—
Tanfield Group PLC
(United Kingdom) †	194,065	373,230	168,398	323,866	89,769	172,645
Teledyne Technologies, Inc. †	22,911	1,076,817	15,972	750,684	—	—
Terex Corp. †	7,380	461,250	5,534	345,875	2,000	125,000
Tetra Tech, Inc. †	26,638	519,707	23,100	450,681	11,758	229,399
Thomas & Betts Corp. † (SG)	70,400	2,560,448	57,600	2,094,912	20,400	741,948
Tognum AG (Germany) †	12,473	273,423	—	—	—	—
Tomkins PLC (United Kingdom)	156,045	553,035	112,160	397,504	34,329	121,665
United Technologies Corp.	45,100	3,103,782	36,100	2,484,402	12,800	880,896
USEC, Inc. † (SG) (SB) (SC)	80,400	297,480	66,900	247,530	23,700	87,690
Vestas Wind Systems A/S (Denmark) †	2,500	273,074	—	—	—	—
Volvo AB Class A (Sweden)	130,900	1,950,114	95,200	1,418,264	27,500	409,688
Wabtec Corp.	20,489	771,616	14,178	533,943	—	—
Wartsila OYJ Class B (Finland)	31,600	2,131,990	22,700	1,531,525	6,900	465,530
Zumtobel AG (Austria)	9,978	264,869	—	—	—	—

		143,105,232		99,468,498		29,935,033

Communication Services		3.8%		2.7%		1.6%

AboveNet, Inc. †	118	8,378	—	—	59	4,189
Adelphia Recovery Trust (Ser. ACC-1) † 194,250		13,598	262,238	18,357	121,406	8,498
Alaska Communications Systems
Group, Inc.	8,700	106,488	6,600	80,784	2,300	28,152
America Movil SAB de CV ADR Ser. L
(Mexico)	29,174	1,858,092	—	—	—	—
AT&T, Inc. # (SG)	300,319	11,502,218	246,941	9,457,840	86,524	3,313,869
Atlantic Tele-Network, Inc.	22,018	744,869	14,957	505,995	—	—
Belgacom SA (Belgium)	17,083	756,239	12,279	543,573	3,759	166,405
Brasil Telecom SA (Preference) (Brazil)	107,200	1,181,655	—	—	—	—
Centennial Communications Corp. †	127,673	754,547	88,285	521,764	—	—
China Mobile, Ltd. (Hong Kong)	223,500	3,325,705	—	—	—	—
China Mobile, Ltd. ADR (Hong Kong)	6,300	472,563	—	—	—	—
Chunghwa Telecom Co., Ltd. (Taiwan)	507,000	1,333,815	—	—	—	—
Chunghwa Telecom Co., Ltd.
ADR (Taiwan)	36,400	947,128	—	—	—	—
Comcast Corp. Class A	86,550	1,673,877	71,700	1,386,678	25,300	489,302
DirecTV Group, Inc. (The) †	138,700	3,438,373	115,500	2,863,245	39,500	979,205
DISH Network Corp. Class A †	42,100	1,209,533	35,700	1,025,661	12,600	361,998
EchoStar Corp. Class A † (SB)	8,420	248,727	7,140	210,916	2,520	74,441
Embarq Corp.	21,619	866,922	17,746	711,615	6,275	251,628
France Telecom SA (France)	309,900	10,417,493	215,818	7,254,865	63,100	2,121,148
GeoEye, Inc. †	18,168	472,186	12,654	328,877	—	—
Globe Telecom, Inc. (Philippines)	39,650	1,428,957	—	—	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Communication Services continued

InterDigital, Inc. † (SG) (SB) (SC)	106,506	$ 2,109,884	86,095	$ 1,705,542	24,900	$ 493,269
j2 Global Communications, Inc. †	43,467	970,183	31,061	693,282	3,600	80,352
KDDI Corp. (Japan)	1,564	9,551,504	1,125	6,870,487	329	2,009,236
Koninklijke (Royal) KPN NV
(Netherlands)	24,914	420,716	—	—	—	—
Kudelski SA (Switzerland) (SC)	116,564	1,711,139	83,783	1,229,920	24,966	366,496
Liberty Global, Inc. Class A † (SG) (SB)	88,400	3,012,672	72,700	2,477,616	25,700	875,856
Mobile Telesystems ADR (Russia)	29,150	2,211,028	—	—	—	—
Nice Systems, Ltd. ADR (Israel) †	24,727	697,796	16,917	477,398	—	—
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	755	3,255,616	543	2,341,456	157	676,996
Novatel Wireless, Inc. † (SG)	51,067	494,329	36,225	350,658	3,800	36,784
NTELOS Holdings Corp.	27,442	664,096	19,239	465,584	1,100	26,620
Orascom Telecom Holding
SAE GDR (Egypt)	17,308	1,176,944	—	—	—	—
Premiere Global Services, Inc. †	103,280	1,481,035	74,289	1,065,304	11,900	170,646
Rogers Communications
Class B (Canada)	17,700	635,623	—	—	—	—
Sprint Nextel Corp. (SG)	401,180	2,683,894	329,820	2,206,496	116,600	780,054
StarHub, Ltd. (Singapore)	195,000	430,064	—	—	—	—
Syniverse Holdings, Inc. †	56,718	944,922	40,410	673,231	5,900	98,294
Tele Norte Leste Participacoes
SA ADR (Brazil) (SG)	31,800	843,972	—	—	—	—
Telefonica SA (Spain)	119,715	3,438,603	61,838	1,776,188	18,116	520,350
Telekom Austria AG (Austria)	26,051	538,178	10,873	224,621	3,519	72,698
Telephone and Data Systems, Inc.	12,500	490,875	10,700	420,189	3,300	129,591
USA Mobility, Inc. †	62,500	446,250	52,000	371,280	18,400	131,376
Verizon Communications, Inc. (SB)	268,876	9,800,530	220,253	8,028,222	77,900	2,839,455

		90,771,216		56,287,644		17,106,908

Conglomerates		2.1%		1.8%		1.1%

3M Co.	67,120	5,312,548	54,210	4,290,722	19,200	1,519,680
AMETEK, Inc.	13,373	587,208	9,074	398,439	—	—
Ansell, Ltd. (Australia)	118,588	1,259,742	85,237	905,459	30,762	326,780
General Electric Co. #	240,980	8,918,670	198,278	7,338,269	70,100	2,594,401
Honeywell International, Inc.	117,128	6,608,362	87,044	4,911,022	32,005	1,805,722
Investor AB Class B (Sweden)	317,200	7,141,739	228,000	5,133,406	66,600	1,499,495
Itochu Corp. (Japan)	414,000	4,085,199	298,000	2,940,554	86,000	848,616
Mitsubishi Corp. (Japan)	110,800	3,344,444	79,600	2,402,688	23,300	703,299
Swire Pacific, Ltd. (Hong Kong)	762,000	8,597,003	547,500	6,176,981	162,000	1,827,709
Vivendi SA (France)	115,464	4,510,076	74,741	2,919,417	22,162	865,658
Walter Industries, Inc.	2,839	177,807	2,500	156,575	1,338	83,799

		50,542,798		37,573,532		12,075,159

Consumer Cyclicals		6.9%		5.4%		2.7%

Aaron Rents, Inc.	27,600	594,504	24,100	519,114	8,500	183,090
Adidas-Salomon AG (Germany)	3,879	257,791	2,798	185,949	801	53,233
Aeropostale, Inc. † (SG) (SB)	24,500	664,195	18,350	497,469	6,450	174,860
Aisin Seiki Co., Ltd. (Japan)	49,600	1,850,301	35,700	1,331,769	10,500	391,697
Amazon.com, Inc. †	47,100	3,358,230	39,300	2,802,090	13,500	962,550
American Axle & Manufacturing
Holdings, Inc.	5,300	108,650	8,000	164,000	2,800	57,400
American Woodmark Corp.
(SG) (SB) (SC)	51,800	1,065,008	45,300	931,368	14,900	306,344
Astral Media, Inc. (Canada)	7,400	280,640	—	—	—	—
Bankrate, Inc. † (SG) (SB) (SC)	8,200	409,098	6,200	309,318	2,200	109,758
Blue Nile, Inc. †	15,800	855,570	12,900	698,535	4,600	249,090
Brown Shoe Co., Inc.	24,223	365,041	16,634	250,674	—	—
Buckle, Inc. (The)	71,699	3,207,096	53,609	2,397,931	9,221	412,455
Callaway Golf Co.	74,579	1,094,820	51,753	759,734	5,900	86,612

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Casey’s General Stores, Inc.	12,100	$ 273,460	12,100	$ 273,460	3,200	$ 72,320
Cash America International, Inc.	16,890	614,796	11,338	412,703	—	—
Charlotte Russe Holding, Inc. †	55,500	962,370	46,800	811,512	16,600	287,844
Coach, Inc. †	119,994	3,617,819	86,806	2,617,201	32,288	973,483
Consolidated Graphics, Inc. †	15,885	890,354	10,957	614,140	—	—
Cooper Tire & Rubber	39,794	595,716	27,249	407,918	—	—
CRA International, Inc. †	2,400	77,136	1,800	57,852	600	19,284
CTC Media, Inc. (Russia) †	85,000	2,358,750	35,200	976,800	12,400	344,100
Daily Mail and General Trust Class A
(United Kingdom)	88,909	761,970	63,905	547,680	19,194	164,497
Davis Service Group PLC
(United Kingdom)	90,155	883,027	64,801	634,696	20,704	202,786
De La Rue PLC (United Kingdom)	22,507	395,597	—	—	—	—
Deckers Outdoor Corp. †	30,550	3,293,901	24,261	2,615,821	6,500	700,830
Deluxe Corp.	18,800	361,148	14,100	270,861	5,000	96,050
Desarrolladora Homex SA de CV ADR
(Mexico) † (SG)	8,213	476,765	—	—	—	—
DG FastChannel, Inc. †	31,468	603,556	21,435	411,123	—	—
Dolby Laboratories, Inc. Class A † (SB)	36,200	1,312,612	29,600	1,073,296	10,500	380,730
Dollar Tree, Inc. †	80,500	2,220,995	66,600	1,837,494	22,800	629,052
Dongfeng Motor Group Co., Ltd.
(China)	2,398,000	1,078,487	—	—	—	—
Dress Barn, Inc. †	7,000	90,580	5,300	68,582	1,900	24,586
Esprit Holdings, Ltd. (Hong Kong)	86,500	1,038,151	—	—	—	—
Exide Technologies †	30,960	405,576	27,200	356,320	14,448	189,269
Expedia, Inc. † (SG) (SB) (SC)	68,200	1,492,898	57,100	1,249,919	20,200	442,178
Experian Group, Ltd. (Ireland)	82,524	600,487	59,316	431,613	18,126	131,894
EZCORP, Inc. Class A †	97,777	1,203,635	66,656	820,535	—	—
Family Dollar Stores, Inc. (SG) (SB)	56,900	1,109,550	48,800	951,600	17,200	335,400
Fiat SpA (Italy)	474,475	10,947,696	341,037	7,868,844	99,711	2,300,660
Focus Media Holding, Ltd. ADR
(China) † (SG)	43,034	1,512,645	—	—	—	—
Fossil, Inc. †	12,800	390,912	9,600	293,184	3,400	103,836
GameStop Corp. †	41,600	2,151,136	32,900	1,701,259	11,600	599,836
Genting Berhad (Malaysia)	1,004,900	2,058,835	—	—	—	—
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	2	71	—	—	—	—
Grupo Televisa SA de CV ADR
(Mexico)	60,500	1,466,520	—	—	—	—
Gymboree Corp. (The) †	23,818	949,862	16,551	660,054	—	—
Hasbro, Inc.	50,700	1,414,530	41,200	1,149,480	14,500	404,550
Helen of Troy, Ltd. (Bermuda) †	5,600	93,912	4,200	70,434	1,500	25,155
Home Retail Group (United Kingdom)	79,369	411,116	57,048	295,497	18,126	93,889
Hyundai Department Store Co., Ltd.
(South Korea)	11,750	1,133,345	—	—	—	—
inVentiv Health, Inc. †	20,221	582,567	14,049	404,752	—	—
J Crew Group, Inc. †	21,400	945,238	18,100	799,477	6,400	282,688
Jakks Pacific, Inc. † (SG)	60,777	1,675,622	47,054	1,297,279	7,000	192,990
JC Decaux SA (France)	8,872	260,713	—	—	—	—
Jos. A. Bank Clothiers, Inc. † (SG) (SB)	44,602	914,341	30,867	632,774	—	—
Kuoni Reisen Holding AG (Switzerland)	1,644	912,874	1,182	656,336	343	190,460
Landauer, Inc.	17,091	860,361	11,718	589,884	—	—
Lear Corp. †	4,200	108,822	3,200	82,912	1,100	28,501
Liberty Media Corp. — Capital Ser. A †	12,000	188,880	9,800	154,252	3,500	55,090
Lodgenet Entertainment Corp. †
(SG) (SB) (SC)	40,000	243,600	33,300	202,797	11,800	71,862
Maidenform Brands, Inc. †	39,659	645,252	27,711	450,858	—	—
Manpower, Inc.	14,800	832,648	12,400	697,624	4,400	247,544
Marks & Spencer Group PLC
(United Kingdom)	262,797	2,017,757	188,890	1,450,299	56,010	430,045

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

Marvel Entertainment, Inc. †	48,661	$ 1,303,628	34,858	$ 933,846	5,400	$ 144,666
Matsushita Electric Industrial Co.,
Ltd. (Japan)	620,000	13,429,603	446,000	9,660,650	130,000	2,815,884
Mattel, Inc.	148,400	2,953,160	119,200	2,372,080	42,100	837,790
Maximus, Inc.	21,900	803,949	16,400	602,044	5,800	212,918
Mediaset SpA (Italy)	59,635	551,520	42,864	396,417	13,120	121,337
Melco International Development, Ltd.
(Hong Kong)	237,000	329,514	—	—	—	—
Men’s Wearhouse, Inc. (The)	31,400	730,678	25,400	591,058	9,000	209,430
Monro Muffler, Inc.	34,160	577,304	23,352	394,649	—	—
Morningstar, Inc. † (SG)	27,667	1,697,370	21,264	1,304,546	3,000	184,050
Naspers, Ltd. Class N (South Africa)	97,498	1,697,041	—	—	—	—
NBTY, Inc. †	47,000	1,407,650	37,600	1,126,120	13,300	398,335
Next PLC (United Kingdom)	116,241	2,625,065	83,550	1,886,806	24,428	551,656
NIKE, Inc. Class B (SG) (SB) (SC)	37,600	2,556,800	31,300	2,128,400	11,100	754,800
Omnicom Group, Inc.	32,000	1,413,760	25,700	1,135,426	9,100	402,038
Perry Ellis International, Inc. †	69,751	1,522,664	53,783	1,174,083	12,100	264,143
Phillips-Van Heusen Corp.	69,886	2,650,077	50,787	1,925,843	4,700	178,224
Porsche AG (Preference) (Germany)	2,040	372,757	—	—	—	—
Priceline.com, Inc. † (SG) (SB) (SC)	12,800	1,547,008	10,700	1,293,202	3,800	459,268
PT Astra International, Inc. (Indonesia)	582,000	1,534,076	—	—	—	—
RadioShack Corp.	59,600	968,500	48,700	791,375	15,800	256,750
Regal Entertainment Group Class A	34,317	661,975	24,108	465,043	—	—
Rent-A-Center, Inc. †	31,914	585,622	21,780	399,663	—	—
S.A. D’Ieteren NV (Belgium)	2,147	763,236	1,544	548,876	473	168,147
Scholastic Corp. †	20,882	632,098	14,162	428,684	—	—
Seven Network, Ltd. (Australia)	58,877	510,893	—	—	—	—
Sherwin-Williams Co. (The)	66,000	3,368,640	54,700	2,791,888	19,300	985,072
Skechers U.S.A., Inc. Class A †	—	—	4,500	90,945	1,600	32,336
Sony Corp. (Japan)	59,400	2,364,801	42,700	1,699,950	12,300	489,681
Sotheby’s Holdings, Inc. Class A	16,552	478,518	11,531	333,361	—	—
Standard Parking Corp. †	31,958	669,840	22,081	462,818	—	—
Stantec, Inc. (Canada) †	16,648	487,732	14,437	422,957	7,348	215,273
Steven Madden, Ltd. †	97,625	1,672,316	74,030	1,268,134	14,000	239,820
Suzuki Motor Corp. (Japan)	24,200	610,339	—	—	—	—
Target Corp.	26,300	1,332,884	21,100	1,069,348	7,500	380,100
Team, Inc. †	23,683	646,546	16,631	454,026	—	—
TeleTech Holdings, Inc. †	28,200	633,372	24,700	554,762	8,700	195,402
Tempur-Pedic International, Inc.
(SG) (SB)	25,992	285,912	18,014	198,154	—	—
Tenneco Automotive, Inc. †	28,015	782,739	24,500	684,530	12,935	361,404
Thomas Cook Group PLC
(United Kingdom)	1,017,170	5,848,555	731,107	4,203,741	213,759	1,229,078
TJX Cos., Inc. (The) (SG) (SB) (SC)	38,600	1,276,502	31,900	1,054,933	11,300	373,691
Toro Co. (The) (SG) (SB)	36,371	1,505,396	25,232	1,044,352	—	—
Toyota Motor Corp. (Japan)	10,100	503,379	7,300	363,829	2,200	109,647
True Religion Apparel, Inc. † (SG) (SB)	25,434	471,801	17,674	327,853	—	—
TUI Travel PLC (United Kingdom) †	203,986	1,042,452	146,619	749,283	43,950	224,602
URS Corp. †	10,456	341,807	7,146	233,603	—	—
Valeo SA (France)	64,232	2,546,438	46,168	1,830,302	13,221	524,138
Volkswagon AG (Germany)	2,522	730,928	1,791	519,069	520	150,707
Volkswagen AG (Preference) (Germany)	1,582	262,779	1,124	186,703	326	54,150
Wal-Mart de Mexico SA de CV Ser. V
(Mexico)	248,520	1,058,759	—	—	—	—
Wal-Mart Stores, Inc.	189,250	9,969,690	154,032	8,114,406	54,400	2,865,792
Warnaco Group, Inc. (The) †	79,425	3,132,522	58,491	2,306,885	5,500	216,920
Watson Wyatt Worldwide, Inc. Class A	24,229	1,374,996	16,577	940,745	—	—
Wiley (John) & Sons, Inc. Class A	30,700	1,218,790	25,100	996,470	8,900	353,330
William Hill PLC (United Kingdom)	116,607	868,722	85,638	638,003	24,196	180,260

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Consumer Cyclicals continued

WMS Industries, Inc. † (SG)	4,000	$ 143,880	3,000	$ 107,910	1,100	$ 39,567
Wolverine World Wide, Inc.	49,161	1,426,161	33,634	975,722	—	—

		164,432,679		111,930,566		30,188,904

Consumer Finance		0.5%		0.4%		0.2%

African Bank Investments, Ltd.
(South Africa)	209,040	687,708	—	—	—	—
Asta Funding, Inc. #	43,898	611,499	34,000	473,620	7,600	105,868
Capital Trust, Inc. Class A (R)	46,271	1,247,003	36,380	980,441	9,900	266,805
Credit Saison Co., Ltd. (Japan)	16,500	459,988	11,900	331,749	3,400	94,785
Diamond Lease Co., Ltd. (Japan)	74,790	2,602,500	53,760	1,870,710	15,400	535,880
Mastercard, Inc. Class A	26,100	5,820,039	19,600	4,370,604	6,900	1,538,631
World Acceptance Corp. †	25,234	803,703	17,435	555,305	—	—

		12,232,440		8,582,429		2,541,969

Consumer Staples		7.7%		6.5%		3.8%

Acucar Guarani SA (Brazil) †	119,911	630,065	—	—	—	—
Acucar Guarani SA 144A (Brazil) †	94,597	497,054	—	—	—	—
Administaff, Inc.	22,700	535,947	17,000	401,370	6,000	141,660
Alberto-Culver Co.	112,116	3,073,100	84,334	2,311,595	14,800	405,668
Alliance One International, Inc. †	146,403	884,274	103,711	626,414	16,480	99,539
Altria Group, Inc. #	224,430	4,982,346	184,934	4,105,535	64,900	1,440,780
Axfood AB (Sweden)	17,400	619,493	12,600	448,599	3,600	128,171
Barry Callebaut AG (Switzerland) †	520	450,262	—	—	—	—
BAT Industries PLC (United Kingdom)	19,707	738,872	—	—	—	—
Beiersdorf AG (Germany)	9,443	794,178	—	—	—	—
BJ’s Wholesale Club, Inc. †	22,922	818,086	15,624	557,621	—	—
Blyth Industries, Inc.	22,700	447,644	21,300	420,036	7,500	147,900
Brinker International, Inc. (SG) (SB)	57,000	1,057,350	45,750	848,663	16,150	299,583
Buffalo Wild Wings, Inc. † (SG)	24,000	588,000	20,600	504,700	7,300	178,850
Cal-Maine Foods, Inc. (SG) (SB)	27,790	927,630	19,188	640,495	—	—
Campbell Soup Co.	19,800	672,210	17,300	587,335	6,100	207,095
Carrefour Supermarche SA (France)	3,777	291,307	—	—	—	—
CBRL Group, Inc. (SG) (SB)	51,400	1,838,578	43,300	1,548,841	15,300	547,281
CEC Entertainment, Inc. †	45,200	1,305,376	37,000	1,068,560	13,100	378,328
Chaoda Modern Agriculture
(Hong Kong)	866,475	984,251	—	—	—	—
Chattem, Inc. †	18,167	1,205,199	12,664	840,130	—	—
Coca-Cola Co. (The)	27,100	1,649,577	23,400	1,424,358	7,700	468,699
Coca-Cola Femsa SA de CV ADR
(Mexico)	13,700	771,721	—	—	—	—
Coca-Cola Hellenic Bottling Co., SA
(Greece)	12,560	584,755	—	—	—	—
Colgate-Palmolive Co. #	58,600	4,565,526	49,100	3,825,381	16,900	1,316,679
Colruyt SA (Belgium)	26,620	6,847,904	19,134	4,922,156	5,594	1,439,037
Cosan, Ltd. Class A (Brazil) †	76,554	943,145	67,200	827,904	35,306	434,970
Denny’s Corp. †	183,352	546,389	125,569	374,196	—	—
DeVry, Inc.	9,800	410,032	7,300	305,432	2,600	108,784
Domino’s Pizza, Inc. (SG) (SB)	62,953	849,236	43,370	585,061	—	—
Energizer Holdings, Inc. †	7,851	710,358	6,900	624,312	3,639	329,257
Estee Lauder Cos., Inc. (The) Class A
(SG) (SB) (SC)	60,800	2,787,680	49,900	2,287,915	17,600	806,960
Flowers Foods, Inc.	27,698	685,526	19,006	470,399	—	—
General Mills, Inc.	80,800	4,838,304	66,600	3,988,008	23,500	1,407,180
Heidrick & Struggles International, Inc.	47,100	1,532,163	40,000	1,301,200	13,300	432,649
Heineken NV (Netherlands)	40,529	2,353,194	29,131	1,691,403	8,681	504,036
Iaws Group PLC (Ireland)	59,232	1,383,503	42,574	994,416	12,447	290,729
Imperial Sugar Co. (SG) (SB) (SC)	57,900	1,089,678	49,600	933,472	17,500	329,350
InBev NV (Belgium)	145,563	12,805,012	97,651	8,590,248	28,812	2,534,559

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Consumer Staples continued

Inchcape PLC (United Kingdom)	525,765	$ 4,190,586	377,902	$ 3,012,051	112,057	$ 893,145
Ingles Markets, Inc. Class A	19,906	489,489	13,338	327,981	—	—
ITT Educational
Services, Inc. † (SG) (SB)	32,407	1,488,454	25,404	1,166,806	6,900	316,917
Jack in the Box, Inc. †	19,703	529,420	13,338	358,392	—	—
Japan Tobacco, Inc. (Japan)	101	505,405	—	—	—	—
Jardine Cycle & Carriage, Ltd.
(Singapore)	87,000	1,233,299	62,000	878,903	18,000	255,165
KAO Corp. (Japan)	101,000	2,861,262	73,000	2,068,041	22,000	623,245
Kerry Group PLC Class A (Ireland)	180,578	5,657,016	129,794	4,066,092	38,677	1,211,645
Kimberly-Clark Corp.	25,400	1,639,570	20,300	1,310,365	7,200	464,760
Koninklijke Ahold NV (Netherlands) †	35,833	531,585	25,756	382,092	8,336	123,665
Korn/Ferry
International † (SG) (SB) (SC)	59,200	1,000,480	49,300	833,170	17,400	294,060
Kroger Co.	125,900	3,197,860	100,900	2,562,860	35,700	906,780
Kroton Educacional SA (Brazil) †	104,600	1,368,062	—	—	—	—
Kroton Educacional SA 144A (Brazil) †	10,150	132,752	—	—	—	—
Liberty Media Corp. Class A †	48,000	1,086,720	39,200	887,488	14,000	316,960
Longs Drug Stores Corp.	105,948	4,498,552	76,530	3,249,464	15,500	658,130
Mannatech, Inc. (SG) (SB) (SC)	89,700	639,561	67,200	479,136	23,800	169,694
Marubeni Corp. (Japan)	198,000	1,441,516	142,000	1,033,815	48,000	349,458
McDonald’s Corp.	56,100	3,128,697	45,400	2,531,958	16,000	892,320
Medion AG (Germany) †	10,535	266,188	—	—	—	—
MGP Ingredients, Inc. (SG) (SB)	58,800	411,012	44,000	307,560	15,600	109,044
MWI Veterinary Supply, Inc. †	18,583	655,237	13,087	461,448	—	—
Nash Finch Co. (SG)	81,375	2,765,123	63,206	2,147,740	11,900	404,362
Nestle SA (Switzerland)	3,740	1,868,682	—	—	—	—
New Oriental Education & Technology
Group ADR (China) † (SB)	17,284	1,121,040	11,808	765,867	—	—
Papa John’s International, Inc. †	33,200	803,772	28,400	687,564	10,000	242,100
Pepsi Bottling Group, Inc. (The)	91,400	3,099,374	66,700	2,261,797	25,000	847,750
PepsiCo, Inc.	41,500	2,996,300	34,900	2,519,780	12,300	888,060
Philip Morris International, Inc. †	224,430	11,351,669	184,934	9,353,962	64,900	3,282,642
Prestige Brands Holdings, Inc. †	102,346	837,190	69,544	568,870	—	—
Ralcorp Holdings, Inc. †	17,800	1,035,070	14,800	860,620	5,200	302,380
Reckitt Benckiser PLC
(United Kingdom)	30,124	1,666,977	—	—	—	—
Reynolds American, Inc. (SB)	130,800	7,721,124	107,600	6,351,628	38,000	2,243,140
Robert Half International, Inc. (SG)	50,100	1,289,574	43,300	1,114,542	14,300	368,082
Ruby Tuesday, Inc.	48,600	364,500	40,500	303,750	14,300	107,250
Safeway, Inc.	257,700	7,563,495	209,500	6,148,825	74,000	2,171,900
Sanderson Farms, Inc. (SG) (SB) (SC)	5,200	197,652	5,900	224,259	2,100	79,821
Sara Lee Corp.	187,100	2,615,658	151,000	2,110,980	53,400	746,532
Seaboard Corp.	170	266,050	120	187,800	40	62,600
Sinclair Broadcast Group, Inc. Class A	141,603	1,261,683	101,519	904,534	17,500	155,925
Sonic Corp. †	46,200	1,018,248	38,500	848,540	13,600	299,744
Spartan Stores, Inc.	38,204	796,553	26,198	546,228	—	—
Time Warner, Inc. (SG) (SB)	355,220	4,980,184	290,023	4,066,122	102,500	1,437,050
Toyo Suisan Kaisha, Ltd. (Japan)	177,000	2,662,455	127,000	1,910,349	38,000	571,600
TrueBlue, Inc. †	86,900	1,167,936	69,500	934,080	24,600	330,624
Unilever NV (Netherlands)	26,076	875,327	18,743	629,171	5,737	192,581
Universal Corp.	17,100	1,120,563	14,600	956,738	5,200	340,756
UST, Inc. (SG) (SB)	47,710	2,601,149	39,300	2,142,636	13,900	757,828
VFB, LLC ‡ † (F)	—	—	—	—	254,213	5,259
Walt Disney Co. (The)	128,227	4,023,763	103,889	3,260,037	36,700	1,151,646
Woolworths, Ltd. (Australia)	328,181	8,693,055	235,886	6,248,290	69,742	1,847,368
Yum! Brands, Inc.	83,720	3,115,221	70,920	2,638,933	25,100	933,971

		185,527,035		134,667,019		41,733,703

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Energy		7.8%		5.6%		3.5%

Alon USA Energy, Inc. (SG) (SB)	32,427	$ 493,215	22,500	$ 342,225	—	$ —
Alpha Natural Resources, Inc. †	3,718	161,510	3,200	139,008	1,705	74,065
Arch Coal, Inc.	4,798	208,713	4,300	187,050	2,233	97,136
Aventine Renewable Energy
Holdings, Inc. †	59,735	310,622	51,822	269,474	27,301	141,965
Ballard Power Systems, Inc. (Canada) †	25,913	106,243	23,600	96,760	12,046	49,389
Basic Energy Services, Inc. †	36,097	797,022	25,082	553,811	—	—
BG Group PLC (United Kingdom)	29,696	687,109	—	—	—	—
BP PLC (United Kingdom)	516,943	5,247,708	327,323	3,322,795	95,701	971,501
Cal Dive International, Inc. †	64,876	673,413	44,870	465,751	—	—
Canadian Solar, Inc. (China) †	5,180	108,262	4,700	98,230	2,408	50,327
Centennial Coal Co., Ltd. (Australia)	35,502	131,980	30,806	114,522	16,433	61,090
Chevron Corp. #	173,002	14,767,451	142,384	12,153,898	50,000	4,268,000
China Coal Energy Co. (China)	222,000	386,821	196,000	341,518	103,000	179,471
China Petroleum & Chemical
Corp. (China)	2,213,000	1,893,883	—	—	—	—
China Petroleum & Chemical
Corp. ADR (China)	2,100	180,558	—	—	—	—
China Shenhua Energy Co.,
Ltd. (China)	434,000	1,734,394	128,500	513,524	68,000	271,748
China Sunergy Co., Ltd. ADR
(China) †	15,979	116,647	13,900	101,470	7,411	54,100
CNOOC, Ltd. (Hong Kong)	520,000	768,420	—	—	—	—
Comstock Resources, Inc. †	22,024	887,567	15,498	624,569	—	—
ConocoPhillips #	97,229	7,409,822	79,131	6,030,574	27,999	2,133,804
CONSOL Energy, Inc.	3,982	275,515	3,500	242,165	1,833	126,825
Core Laboratories NV (Netherlands) †	13,523	1,613,294	9,168	1,093,742	—	—
Delek US Holdings, Inc.	27,900	353,493	20,900	264,803	7,400	93,758
Devon Energy Corp.	7,400	772,042	5,500	573,815	2,000	208,660
Dresser-Rand Group, Inc. †	86,600	2,662,950	71,600	2,201,700	24,500	753,375
ENI SpA (Italy)	235,715	8,053,917	169,412	5,788,474	49,413	1,688,345
ENSCO International, Inc.	34,800	2,179,176	29,300	1,834,766	9,800	613,676
Ersol Solar Energy AG (Germany) †	2,060	169,057	1,787	146,653	942	77,307
Evergreen Solar, Inc. †	19,963	185,057	17,300	160,371	9,133	84,663
Exxon Mobil Corp. #	364,130	30,798,115	264,257	22,350,857	99,000	8,373,420
Felix Resources, Ltd. (Australia)	11,623	131,538	10,086	114,144	5,391	61,010
First Solar, Inc. †	1,635	377,914	1,400	323,596	746	172,430
Foundation Coal Holdings, Inc.	3,017	151,846	2,600	130,858	1,383	69,606
Fred Olsen Energy ASA (Norway)	9,500	539,137	—	—	—	—
Frontier Oil Corp.	85,637	2,334,465	58,711	1,600,462	—	—
FuelCell Energy, Inc. †	58,974	392,177	51,629	343,333	27,266	181,319
Fushan International Energy Group,
Ltd. (Hong Kong) †	214,000	101,195	186,000	87,955	100,000	47,287
Gazprom (Russia)	583,476	7,398,476	—	—	—	—
Global Industries, Ltd. †	173,100	2,785,179	143,800	2,313,742	50,800	817,372
Gloucester Coal, Ltd. (Australia)	11,977	106,335	10,393	92,272	5,303	47,081
GulfMark Offshore, Inc. †	47,637	2,606,697	39,500	2,161,440	14,000	766,080
Halliburton Co.	9,700	381,501	9,700	381,501	3,400	133,722
Headwaters, Inc. †	68,654	905,546	59,900	790,081	31,663	417,635
Helmerich & Payne, Inc. (SB)	29,960	1,404,225	20,578	964,491	—	—
Hidili Industry International
Development, Ltd. (China) †	107,000	141,343	93,000	122,850	50,000	66,048
Holly Corp.	43,563	1,891,070	34,481	1,496,820	7,800	338,598
Hornbeck Offshore Services, Inc. †	12,600	575,442	9,400	429,298	3,300	150,711
Imperial Oil, Ltd. (Canada)	15,100	790,176	—	—	—	—
Inpex Holdings, Inc. (Japan)	37	411,853	—	—	—	—
International Coal Group, Inc. †	18,954	120,358	16,400	104,140	8,791	55,823
ION Geophysical Corp. †	96,861	1,336,682	67,478	931,196	—	—
JA Solar Holdings Co., Ltd. ADR
(China) †	88,269	1,641,803	61,887	1,151,098	4,367	81,226

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Energy continued

James River Coal Co. †	5,188	$ 90,894	4,500	$ 78,840	2,297	$ 40,243
LDK Solar Co., Ltd. ADR (China) †	8,729	235,683	7,600	205,200	4,044	109,188
Lufkin Industries, Inc.	14,786	943,643	10,135	646,816	—	—
Lukoil (Russia)	43,558	3,724,209	—	—	—	—
Lukoil ADR (Russia)	23,764	2,019,940	—	—	—	—
MacArthur Coal, Ltd. (Australia)	11,982	143,152	10,397	124,216	5,526	66,021
Marathon Oil Corp.	184,420	8,409,552	151,420	6,904,752	52,900	2,412,240
Mariner Energy, Inc. † (SG)	44,998	1,215,396	31,094	839,849	—	—
Massey Energy Co.	4,379	159,834	3,900	142,350	2,068	75,482
NATCO Group, Inc. †	32,065	1,499,039	25,737	1,203,205	9,097	425,285
Noble Corp.	26,800	1,331,156	21,900	1,087,773	7,700	382,459
Occidental Petroleum Corp.	50,400	3,687,768	42,100	3,080,457	14,400	1,053,648
Oil States International, Inc. †	13,120	587,907	8,979	402,349	—	—
Parker Drilling Co. †	47,100	304,266	35,300	228,038	12,500	80,750
Patriot Coal Corp. †	2,673	125,551	2,300	108,031	1,235	58,008
Peabody Energy Corp.	5,473	279,123	4,800	244,800	2,518	128,418
PetroChina Co., Ltd. ADR (China)	4,150	520,037	—	—	—	—
Petroleo Brasileiro SA ADR (Brazil)	20,986	2,142,880	—	—	—	—
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	38,060	3,223,301	—	—	—	—
Petroleum Geo-Services ASA
(Norway)	19,800	489,907	—	—	—	—
PTT PCL (Thailand)	173,500	1,742,167	—	—	—	—
Q-Cells AG (Germany) †	3,346	331,942	2,964	294,046	1,543	153,074
Queensland Gas Co., Ltd. (Australia) †	41,373	139,068	35,901	120,674	19,114	64,248
Renewable Energy Corp. AS
(Norway) †	11,954	333,334	10,400	290,001	5,485	152,948
Repsol YPF SA (Spain)	40,944	1,412,546	29,430	1,015,319	9,018	311,116
Riversdale Mining, Ltd. (Australia) †	16,492	124,276	14,907	112,332	7,606	57,315
Rosetta Resources, Inc. †	19,700	387,499	19,700	387,499	7,000	137,690
Royal Dutch Shell PLC Class A
(Netherlands)	70,521	2,428,708	50,793	1,749,285	14,527	500,303
Royal Dutch Shell PLC Class B
(Netherlands)	244,923	8,235,926	176,043	5,919,726	52,307	1,758,906
Sasol, Ltd. (South Africa)	53,886	2,584,775	—	—	—	—
Sasol, Ltd. ADR (South Africa)	7,679	371,587	6,800	329,052	3,552	171,881
SEACOR Holdings, Inc. †	10,100	862,136	8,500	725,560	2,700	230,472
Seadrill, Ltd. (Bermuda)	13,643	365,696	—	—	—	—
Solar Millennium AG (Germany) †	3,273	144,633	2,840	125,498	1,507	66,594
Solarfun Power Holdings Co., Ltd.
ADR (China) †	13,738	165,680	11,900	143,514	6,300	75,978
Solaria Energia y Medio Ambiente SA
(Spain) †	11,927	223,808	10,629	199,451	5,566	104,445
Solon AG Fuer Solartechnik
(Germany) †	2,149	151,942	1,865	131,862	989	69,926
Statoil ASA (Norway)	323,570	9,696,171	223,222	6,689,120	65,707	1,968,991
Suncor Energy, Inc. (Canada)	8,800	849,186	—	—	—	—
Sunpower Corp. Class A †	4,392	327,248	3,800	283,138	2,014	150,063
Suntech Power Holdings Co., Ltd.
ADR (China) †	6,872	278,728	6,000	243,360	3,177	128,859
Swift Energy Co. †	17,393	782,511	11,624	522,964	—	—
Theolia SA (France) †	13,828	420,099	11,999	364,534	6,377	193,735
Tidewater, Inc. (SG) (SB) (SC)	96,400	5,312,604	79,000	4,353,690	27,900	1,537,569
Total SA (France)	32,460	2,409,783	—	—	—	—
Trico Marine Services, Inc. †
(SG) (SB) (SC)	65,900	2,568,123	54,900	2,139,453	19,400	756,018
Trina Solar, Ltd. ADR (China) †	4,397	135,164	3,800	116,812	2,028	62,341
UK Coal PLC (United Kingdom) †	13,973	120,514	12,125	104,575	6,481	55,897
Unit Corp. †	14,779	837,230	10,194	577,490	—	—
VeraSun Energy Corp. †	98,422	723,402	86,000	632,100	45,498	334,410

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Energy continued

WD-40 Co.	19,781	$ 657,718	13,248	$ 440,496	—	$ —
Western Refining, Inc.	32,808	441,924	22,073	297,323	—	—
Yanzhou Coal Mining Co., Ltd. (China)	204,000	288,875	176,000	249,225	94,000	133,109
Yingli Green Energy Holding Co., Ltd.
ADR (China) †	13,039	222,967	11,600	198,360	6,061	103,643

		187,870,142		117,604,937		37,889,846

Financial		2.2%		1.8%		1.1%

Advanta Corp. Class B	41,000	288,230	34,100	239,723	10,800	75,924
Ameriprise Financial, Inc.	59,788	3,100,008	58,267	3,021,144	18,491	958,758
Chubb Corp. (The)	77,800	3,849,544	63,400	3,137,032	22,400	1,108,352
Citigroup, Inc. #	168,853	3,616,831	121,537	2,603,323	45,700	978,894
Deutsche Boerse AG (Germany)	2,923	470,672	—	—	—	—
Discover Financial Services	61,950	1,014,122	50,650	829,141	17,950	293,842
FCStone Group, Inc. †	15,280	423,256	10,647	294,922	—	—
Goldman Sachs Group, Inc. (The)	29,305	4,846,754	26,963	4,459,411	9,110	1,506,703
Hellenic Exchanges SA (Greece)	22,260	528,366	—	—	—	—
IG Group Holdings PLC
(United Kingdom)	98,561	639,502	—	—	—	—
Interactive Data Corp.	68,669	1,955,006	52,189	1,485,821	9,200	261,924
JPMorgan Chase & Co.	151,202	6,494,126	123,081	5,286,329	43,500	1,868,325
Loews Corp.	45,600	1,834,032	36,100	1,451,942	12,800	514,816
Man Group PLC (United Kingdom)	59,550	654,697	—	—	—	—
Nationwide Financial Services, Inc.
Class A	19,900	940,872	16,600	784,848	5,900	278,952
Nationwide Health Properties, Inc. (R)	16,200	546,750	15,200	513,000	5,400	182,250
ORIX Corp. (Japan)	19,960	2,722,182	14,350	1,957,080	4,260	580,987
PMI Group, Inc. (The)	31,400	182,748	23,500	136,770	8,300	48,306
Radian Group, Inc.	12,400	81,468	9,300	61,101	3,300	21,681
Royal Bank of Scotland Group PLC
(United Kingdom)	409,861	2,740,599	294,594	1,969,849	87,353	584,099
Shinhan Financial Group Co., Ltd.
(South Korea)	42,000	2,218,564	—	—	—	—
Sony Financial Holdings, Inc. (Japan)	110	444,545	—	—	—	—
Sony Financial Holdings, Inc. 144A
(Japan)	50	202,066	—	—	—	—
Travelers Cos., Inc. (The)	32,300	1,545,555	27,700	1,325,445	9,200	440,220
Wachovia Corp.	120,313	3,248,451	86,615	2,338,605	32,496	877,392
Wells Fargo & Co.	257,660	7,497,906	185,452	5,396,653	69,700	2,028,270

		52,086,852		37,292,139		12,609,695

Health Care		6.7%		5.8%		3.1%

Aetna, Inc. #	138,900	5,846,301	114,500	4,819,305	40,500	1,704,645
Affymetrix, Inc. † (SG) (SB)	29,068	506,074	20,019	348,531	—	—
Albany Molecular Research, Inc. †	31,632	384,012	22,009	267,189	—	—
Alfresa Holdings Corp. (Japan)	9,500	745,939	6,800	533,935	2,100	164,892
Align Technology, Inc. †	4,800	53,328	3,600	39,996	1,300	14,443
Alliance Imaging, Inc. †	96,817	832,626	62,593	538,300	—	—
Alnylam Pharmaceuticals, Inc. †
(SG) (SB)	4,200	102,480	3,200	78,080	1,100	26,840
Amedisys, Inc. † (SG) (SB)	39,933	1,570,964	29,846	1,174,142	2,400	94,416
American Oriental Bioengineering, Inc.
(China) †	210,699	1,706,662	158,267	1,281,963	26,300	213,030
AMN Healthcare Services, Inc. †	41,986	647,424	29,109	448,861	—	—
Applera Corp. — Applied Biosystems
Group	7,200	236,592	5,400	177,444	1,900	62,434
Apria Healthcare Group, Inc. †	29,659	585,765	20,292	400,767	—	—
Astellas Pharma, Inc. (Japan)	24,200	936,743	—	—	—	—
AstraZeneca PLC (United Kingdom)	325,978	12,176,604	228,303	8,528,046	66,750	2,493,384
Becton, Dickinson and Co.	28,400	2,438,140	23,500	2,017,475	8,300	712,555

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Health Care continued

Bio-Rad Laboratories, Inc. Class A †	6,555	$ 583,067	4,560	$ 405,612	—	$ —
Biogen Idec, Inc. †	10,600	653,914	9,300	573,717	3,300	203,577
Bristol-Myers Squibb Co.	86,360	1,839,468	70,925	1,510,703	25,100	534,630
Cepheid, Inc. †	10,167	247,973	7,056	172,096	—	—
China Medical Technologies, Inc. ADR
(China) (SG) (SB)	63,993	2,629,472	43,687	1,795,099	—	—
Corvel Corp. †	52,000	1,590,680	42,500	1,300,075	15,000	458,850
Coventry Health Care, Inc. †	79,180	3,194,913	65,295	2,634,653	23,100	932,085
Cubist Pharmaceuticals, Inc. †	10,100	186,042	7,500	138,150	2,700	49,734
Cutera, Inc. †	38,800	522,636	29,100	391,977	10,300	138,741
Cynosure, Inc. Class A †	46,200	984,060	37,500	798,750	13,300	283,290
Cypress Bioscience, Inc. † (SG)	83,100	594,996	62,300	446,068	22,000	157,520
Daiichi Sankyo Co., Ltd. (Japan)	19,000	561,121	13,700	404,598	3,900	115,178
Eli Lilly Co.	57,400	2,961,266	47,700	2,460,843	16,800	866,712
Enzon Pharmaceuticals, Inc. †	88,400	814,164	66,200	609,702	23,400	215,514
eResearch Technology, Inc. †	70,815	879,522	49,045	609,139	—	—
Forest Laboratories, Inc. †	59,000	2,360,590	48,900	1,956,489	17,300	692,173
Genoptix, Inc. †	22,133	553,546	15,400	385,154	—	—
GlaxoSmithKline PLC (United Kingdom)	198,392	4,193,130	142,598	3,013,892	42,283	893,676
Haemonetics Corp. †	24,090	1,435,282	19,211	1,144,591	4,442	264,654
Healthspring, Inc. †	123,130	1,733,670	94,015	1,323,731	22,313	314,167
Hisamitsu Pharmaceutical Co., Inc.
(Japan)	11,400	414,982	—	—	—	—
Hologic, Inc. † (SG) (SB)	17,094	950,426	11,911	662,252	—	—
Humana, Inc. †	100,920	4,527,271	82,400	3,696,464	29,150	1,307,669
Illumina, Inc. †	17,259	1,309,958	12,003	911,028	—	—
Immucor, Inc. †	21,094	450,146	14,555	310,604	—	—
InterMune, Inc. † (SG) (SB) (SC)	58,200	848,556	48,000	699,840	17,000	247,860
Invitrogen Corp. †	8,579	733,247	5,884	502,905	—	—
Johnson & Johnson # (SB)	179,612	11,651,430	147,204	9,549,123	51,500	3,340,805
K-V Pharmceuticals Co.
Class A † (SG) (SB)	25,434	634,833	17,937	447,708	—	—
Kinetic Concepts, Inc. †	13,874	641,395	9,623	444,871	—	—
LCA-Vision, Inc. (SG) (SB) (SC)	7,100	88,750	5,300	66,250	1,900	23,750
LifeCell Corp. † (SG) (SB)	36,020	1,513,921	24,906	1,046,799	—	—
Magellan Health Services, Inc. †	35,463	1,407,526	24,662	978,835	—	—
Martek Biosciences Corp. † (SG)	130,206	3,980,397	100,148	3,061,524	25,264	772,320
McKesson Corp.	102,200	5,352,214	84,400	4,420,028	29,300	1,534,441
Medcath Corp. †	43,300	788,060	35,400	644,280	12,500	227,500
Medicines Co. †	29,600	597,920	22,200	448,440	7,800	157,560
Medicis Pharmaceutical Corp. Class A	19,600	385,924	17,600	346,544	6,200	122,078
Mediq, Inc. † (F)	939	983	—	—	239	250
Mentor Corp. (SG) (SB) (SC)	58,416	1,502,460	43,748	1,125,199	8,300	213,476
Merck & Co., Inc.	264,960	10,055,232	217,713	8,262,208	76,350	2,897,483
Meridian Bioscience, Inc.	29,016	970,005	20,180	674,617	—	—
Millennium Pharmaceuticals, Inc. †	163,300	2,524,618	131,200	2,028,352	46,400	717,344
Myriad Genetics, Inc. † (SG) (SB)	16,350	658,742	11,300	455,277	—	—
Neurocrine Biosciences, Inc. †	95,300	514,620	79,400	428,760	28,100	151,740
Novartis AG (Switzerland)	95,401	4,889,157	50,428	2,584,359	14,744	755,608
Novo Nordisk A/S Class B (Denmark)	8,000	546,994	—	—	—	—
OraSure Technologies, Inc. †	61,869	452,262	42,906	313,643	—	—
OSI Pharmaceuticals, Inc. † (SG)	14,607	546,156	10,254	383,397	—	—
Pall Corp.	22,429	786,585	19,450	682,112	9,900	347,193
Par Pharmaceutical Cos., Inc. †	51,800	900,802	43,200	751,248	15,300	266,067
Pfizer, Inc.	273,549	5,725,381	222,997	4,667,327	78,800	1,649,284
PharmaNet Development Group, Inc. †	12,372	312,146	8,581	216,499	—	—
Quidel Corp. †	67,878	1,090,121	53,549	859,997	8,900	142,934
Regeneron Pharmaceuticals, Inc. †	26,746	513,256	18,713	359,102	—	—
Roche Holding AG (Switzerland)	3,028	569,808	—	—	—	—
Salix Pharmaceuticals, Ltd. † (SG) (SB)	36,103	226,727	24,982	156,887	—	—
Savient Pharmaceuticals, Inc. †	42,121	842,420	29,059	581,180	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Health Care continued

Schering-Plough Corp.	325,000	$ 4,683,250	266,500	$ 3,840,265	94,200	$ 1,357,422
Sciele Pharma, Inc. †	58,429	1,139,366	40,036	780,702	—	—
Steris Corp.	40,940	1,098,420	28,041	752,340	1,100	29,513
Stewart Enterprises, Inc. Class A (SG)	33,500	215,070	25,100	161,142	8,900	57,138
Suzuken Co., Ltd. (Japan)	95,800	3,938,829	59,400	2,442,238	17,400	715,403
Taisho Pharmaceutical Co., Ltd. (Japan)	100,000	1,982,551	72,000	1,427,437	22,000	436,161
Techne Corp. †	14,130	951,797	10,018	674,812	—	—
Terumo Corp. (Japan)	18,200	949,057	—	—	—	—
Teva Pharmaceutical Industries, Ltd.
ADR (Israel)	8,100	374,139	—	—	—	—
Toho Pharmaceutical Co., Ltd. (Japan)	15,000	382,822	—	—	—	—
UCB SA (Belgium)	9,247	321,133	—	—	—	—
United Therapeutics Corp. †	11,506	997,570	7,940	688,398	—	—
UnitedHealth Group, Inc.	79,638	2,736,362	64,912	2,230,376	22,960	788,906
Waters Corp. †	51,100	2,846,270	41,000	2,283,700	14,500	807,650
WellCare Health Plans, Inc. †	16,855	656,502	11,625	452,794	—	—
WellPoint, Inc. †	44,893	1,981,128	31,996	1,411,983	12,164	536,797
West Pharmaceutical Services, Inc.	20,900	924,407	15,700	694,411	5,500	243,265
Wyeth	135,400	5,654,304	110,900	4,631,184	39,200	1,636,992
XenoPort, Inc. †	14,000	566,580	12,600	509,922	4,500	182,115
Zoll Medical Corp. †	61,525	1,635,950	48,283	1,283,845	10,200	271,218

		161,230,104		119,762,281		33,545,082

Insurance		2.7%		2.2%		1.3%

Allianz SE (Germany)	6,967	1,379,693	5,105	1,010,956	1,436	284,375
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	12,017	477,075	8,302	329,589	—	—
Allstate Corp. (The) #	113,700	5,464,422	93,300	4,483,998	32,400	1,557,144
American Financial Group, Inc.	87,825	2,244,807	72,110	1,843,132	25,450	650,502
American Physicians Capital, Inc.	12,969	601,243	8,861	410,796	—	—
Amerisafe, Inc. †	41,185	520,578	28,142	355,715	—	—
Arch Capital Group, Ltd. (Bermuda) †	36,600	2,513,322	29,900	2,053,233	10,600	727,902
Aspen Insurance Holdings, Ltd.
(Bermuda)	51,758	1,365,376	40,202	1,060,529	7,100	187,298
Commerce Group, Inc.	43,720	1,576,543	35,500	1,280,130	12,578	453,563
Corporacion Mapfre SA (Spain)	737,217	3,699,853	529,886	2,659,326	157,125	788,559
ING Groep NV (Netherlands)	139,217	5,211,575	84,547	3,165,009	24,901	932,167
Max Re Capital, Ltd. (Bermuda)	8,550	223,925	6,409	167,852	2,265	59,320
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	1,509	295,021	1,100	215,058	300	58,652
Navigators Group, Inc. †	18,338	997,587	12,624	686,746	—	—
Odyssey Re Holdings Corp.	57,900	2,127,825	45,800	1,683,150	16,200	595,350
Old Mutual PLC (United Kingdom)	1,613,538	3,535,074	1,159,755	2,540,888	339,087	742,900
Philadelphia Consolidated
Holding Corp. †	70,072	2,256,318	57,966	1,866,505	16,700	537,740
Pico Holdings, Inc. †	11,921	360,372	10,337	312,488	5,262	159,070
Ping An Insurance (Group) Co.,
of China, Ltd. (China)	139,500	988,593	—	—	—	—
Platinum Underwriters Holdings, Ltd.
(Bermuda)	3,400	110,364	2,600	84,396	900	29,214
Prudential PLC (United Kingdom)	62,593	825,906	—	—	—	—
Safeco Corp.	113,900	4,997,932	93,000	4,080,840	32,300	1,417,324
Safety Insurance Group, Inc.	17,896	610,790	12,099	412,939	—	—
Sai-Soc Assicuratrice Industriale SpA
(SAI) (Italy)	79,100	3,273,190	56,850	2,352,476	16,650	688,984
SeaBright Insurance Holdings, Inc. †	49,967	736,014	34,296	505,180	—	—
Security Capital Assurance, Ltd.
(Bermuda)	5,800	3,016	4,400	2,288	1,500	780
Selective Insurance Group	23,023	549,789	15,814	377,638	—	—
Topdanmark A/S (Denmark) † (SG)	4,250	715,231	—	—	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Insurance continued

Validus Holdings, Ltd. (Bermuda)	23,739	$ 556,205	16,115	$ 377,574	—	$ —
W.R. Berkley Corp. #	220,445	6,104,122	182,952	5,065,941	63,575	1,760,392
Zenith National Insurance Corp.	41,347	1,482,703	35,208	1,262,559	12,457	446,708
Zurich Financial Services AG
(Switzerland)	28,839	9,081,149	18,317	5,767,863	5,363	1,688,762

		64,885,613		46,414,794		13,766,706

Investment Banking/Brokerage		1.0%		0.8%		0.4%

3i Group PLC (United Kingdom)	438,774	7,220,645	315,376	5,189,957	93,369	1,536,519
Babcock & Brown, Ltd. (Australia) (SG)	31,216	419,707	—	—	—	—
Calamos Asset Management, Inc.
Class A	46,200	752,136	34,700	564,916	12,200	198,616
Deutsche Bank AG (Germany)	7,516	850,488	5,497	622,024	1,549	175,280
Greenhill & Co., Inc.	12,002	834,859	8,302	577,487	—	—
Harris & Harris Group, Inc. †	66,600	474,858	54,600	389,298	19,200	136,896
Interactive Brokers Group, Inc.
Class A †	37,115	952,742	26,471	679,511	3,600	92,412
Investment Technology Group, Inc. †	18,371	848,373	12,757	589,118	—	—
Knight Capital Group, Inc. Class A †	72,900	1,183,896	61,500	998,760	21,700	352,408
Macquarie Bank, Ltd. (Australia)	12,686	612,046	9,119	439,953	2,791	134,654
Morgan Stanley	103,300	4,720,810	74,300	3,395,510	27,900	1,275,030
Nationale A Portefeuille (Belgium)	30,614	2,331,199	22,005	1,675,640	6,433	489,861
optionsXpress Holdings, Inc. (SG) (SB)	25,515	528,416	17,712	366,816	—	—
SWS Group, Inc.	127,244	1,556,194	97,738	1,195,336	23,400	286,182

		23,286,369		16,684,326		4,677,858

Real Estate		1.5%		1.1%		0.4%

Acadia Realty Trust (R)	23,030	556,175	15,891	383,768	—	—
Agree Realty Corp. (R)	18,548	509,143	12,814	351,744	—	—
Anthracite Capital, Inc. (R)	58,010	382,866	39,916	263,446	—	—
Arbor Realty Trust, Inc (R)	32,717	493,372	22,600	340,808	—	—
Boston Properties, Inc. (R)	2,400	220,968	1,800	165,726	600	55,242
CB Richard Ellis Group, Inc. Class A †	61,300	1,326,532	49,500	1,071,180	17,500	378,700
CBL & Associates Properties (R)	15,081	354,856	10,480	246,594	—	—
Entertainment Properties Trust (R)	27,853	1,373,988	23,045	1,136,810	4,535	223,712
FelCor Lodging Trust, Inc. (R)	45,500	547,365	38,400	461,952	13,600	163,608
First Industrial Realty Trust (R)	6,100	188,429	4,600	142,094	1,600	49,424
Globe Trade Centre SA (Poland) † (R)	99,928	1,682,152	—	—	—	—
Gramercy Capital Corp. (R)	68,575	1,435,275	49,632	1,038,798	10,300	215,579
Guangzhou R&F Properties Co., Ltd.
(China)	539,600	1,431,824	—	—	—	—
Immoeast AG (Austria) †	175,864	1,693,046	—	—	—	—
Immofinanz Immobilien Anlagen AG
(Austria)	522,932	5,661,498	375,866	4,069,295	109,894	1,189,762
Inland Real Estate Corp. (R)	34,720	528,091	23,770	361,542	—	—
JER Investors Trust, Inc. (R)	54,175	459,404	37,016	313,896	—	—
Jones Lang LaSalle, Inc.	65,300	5,050,302	53,500	4,137,690	18,600	1,438,524
Lexington Corporate Properties
Trust (R)	50,792	731,913	34,677	499,696	—	—
LTC Properties, Inc. (R)	45,845	1,178,675	31,534	810,739	—	—
Medical Properties Trust, Inc. (R)	94,700	1,072,004	77,500	877,300	27,400	310,168
National Health Investors, Inc. (R)	25,838	807,438	17,816	556,750	—	—
National Retail Properties, Inc. (R)	56,007	1,234,954	43,980	969,759	9,300	205,065
Omega Healthcare Investors, Inc. (R)	84,131	1,460,514	66,523	1,154,839	13,000	225,680
PS Business Parks, Inc. (R)	10,786	559,793	7,410	384,579	—	—
Ramco-Gershenson Properties (R)	44,320	935,595	31,500	664,965	5,000	105,550
Realty Income Corp. (R)	4,300	110,166	3,300	84,546	1,100	28,182
Saul Centers, Inc. (R)	13,170	661,661	8,955	449,899	—	—
Senior Housing Properties Trust (R)	43,854	1,039,340	31,124	737,639	4,700	111,390

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Real Estate continued

Tanger Factory Outlet Centers (R)	3,100	$ 119,257	2,400	$ 92,328	800	$ 30,776
Universal Health Realty Income Trust (R)	18,097	602,630	12,290	409,257	—	—
Urstadt Biddle Properties, Inc.
Class A (R)	40,717	640,478	28,104	442,076	—	—
Wing Tai Holdings, Ltd. (Singapore)	194,000	308,227	—	—	—	—
Winthrop Realty Trust (R)	93,215	384,046	64,071	263,973	—	—

		35,741,977		22,883,688		4,731,362

Technology		10.4%		8.5%		4.7%

Accenture, Ltd. Class A (Bermuda)	5,900	207,503	4,400	154,748	1,600	56,272
Acme Packet, Inc. †	56,924	454,823	39,487	315,501	—	—
Actuate Corp. † #	104,058	426,638	73,193	300,091	—	—
Advanced Analogic Technologies, Inc. †	87,506	491,784	60,560	340,347	—	—
Advanced Energy
Industries, Inc. † # (SG)	106,013	1,405,732	72,616	962,888	—	—
Advanced Semiconductor
Engineering, Inc. (Taiwan)	1,583,000	1,542,814	—	—	—	—
ALPS Electric Co., Ltd. (Japan)	130,700	1,285,767	94,000	924,729	27,100	266,597
Analogic Corp.	3,200	212,928	2,400	159,696	900	59,886
Anixter International, Inc. † (SG)	12,111	775,588	8,318	532,685	—	—
Ansoft Corp. †	68,286	2,084,089	52,789	1,611,120	13,700	418,124
ANSYS, Inc. †	76,658	2,646,234	52,756	1,821,137	—	—
Apple Computer, Inc. † #	24,000	3,444,000	19,900	2,855,650	7,000	1,004,500
Applied Materials, Inc.	77,300	1,508,123	66,200	1,291,562	23,400	456,534
Arris Group, Inc. †	89,501	520,896	61,893	360,217	—	—
Asustek Computer, Inc. (Taiwan)	196,000	574,364	—	—	—	—
Atheros Communications †	20,489	426,991	14,083	293,490	—	—
AuthenTec, Inc. †	46,882	466,007	32,755	325,585	—	—
Autodesk, Inc. † #	157,100	4,945,508	129,000	4,060,920	44,900	1,413,452
Avnet, Inc. † (SG)	37,800	1,237,194	30,500	998,265	10,800	353,484
Badger Meter, Inc. (SG) (SB) (SC)	9,664	417,485	8,380	362,016	4,265	184,248
Blackbaud, Inc.	42,693	1,036,586	29,864	725,098	—	—
Blackboard, Inc. †	16,249	541,579	11,247	374,863	—	—
Blue Coat Systems, Inc. † (SG) (SB)	99,163	2,185,553	73,334	1,616,281	12,600	277,704
BMC Software, Inc. † #	259,500	8,438,940	211,400	6,874,728	74,700	2,429,244
Brocade Communications
Systems, Inc. †	135,000	985,500	113,800	830,740	40,200	293,460
BYD Co., Ltd. (China)	124,000	227,853	107,500	197,534	56,500	103,820
CACI International, Inc. Class A †	11,810	537,946	8,247	375,651	—	—
Checkpoint Systems, Inc. †	35,847	962,492	25,064	672,968	2,200	59,070
Chordiant Software, Inc. †	140,603	847,836	107,335	647,230	19,100	115,173
Cisco Systems, Inc. † #	559,490	13,478,114	457,276	11,015,779	160,700	3,871,263
CommScope, Inc. †	25,536	889,419	17,720	617,188	—	—
Computer Sciences Corp. †	41,500	1,692,785	31,100	1,268,569	11,000	448,690
Compuware Corp. †	136,700	1,003,378	102,500	752,350	36,200	265,708
Comtech Group, Inc. (China) †	28,000	302,120	21,000	226,590	7,400	79,846
Comtech Telecommunications Corp. †	17,765	692,835	12,319	480,441	—	—
Credence Systems Corp. †	312,700	531,590	263,700	448,290	93,200	158,440
CSG Systems International, Inc. †	102,324	1,163,424	83,010	943,824	23,700	269,469
Cubic Corp.	14,100	400,863	10,600	301,358	3,700	105,191
Cybersource Corp. †	84,535	1,235,056	57,745	843,654	—	—
eBay, Inc. † (SB)	86,300	2,575,192	71,900	2,145,496	25,400	757,936
Electronic Data Systems Corp.	217,800	3,626,370	178,800	2,977,020	63,200	1,052,280
EMC Corp. †	341,801	4,901,426	243,634	3,493,712	92,848	1,331,440
Emulex Corp. †	69,477	1,128,306	49,974	811,578	9,600	155,904
Energy Conversion Devices, Inc. †	35,712	1,067,789	31,181	932,312	16,463	492,244
EnerSys †	18,673	446,658	16,400	392,288	8,681	207,650
F5 Networks, Inc. †	25,737	467,641	17,771	322,899	—	—
Factset Research Systems, Inc. (SG) (SB)	18,974	1,022,129	13,115	706,505	—	—
FEI Co. †	68,000	1,484,440	54,200	1,183,186	19,100	416,953

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Technology continued

Fujitsu, Ltd. (Japan)	1,411,000	$ 9,225,552	1,014,000	$ 6,629,844	296,000	$ 1,935,339
Global Sources, Ltd.
(Bermuda) † (SG) (SB)	28,089	417,122	19,395	288,016	—	—
Greatbatch, Inc. †	51,149	941,653	40,400	743,764	16,859	310,374
Greatek Electronics, Inc. (Taiwan)	874,640	1,179,300	—	—	—	—
GS Yuasa Corp. (Japan)	155,000	439,882	136,000	385,961	72,000	204,332
Hewlett-Packard Co. #	172,200	7,862,652	153,224	6,996,208	51,400	2,346,924
Hitachi, Ltd. (Japan)	751,000	4,450,872	540,000	3,200,361	158,000	936,402
Hon Hai Precision Industry Co., Ltd.
(Taiwan)	224,624	1,286,904	—	—	—	—
Hutchinson Technology, Inc. †	47,400	754,134	39,100	622,081	13,800	219,558
IBM Corp. #	117,540	13,533,556	98,252	11,312,735	34,100	3,926,274
IHS, Inc. Class A †	19,500	1,254,045	16,300	1,048,253	5,200	334,412
Immersion Corp. †	8,100	57,591	6,000	42,660	2,100	14,931
Informatica Corp. †	65,906	1,124,356	45,722	780,017	—	—
InnoLux Display Corp. (Taiwan)	326,000	857,641	—	—	—	—
Intel Corp. #	469,030	9,934,055	363,226	7,693,127	131,900	2,793,642
Interwoven, Inc. †	42,900	458,172	32,200	343,896	11,400	121,752
Intuit, Inc. † (SG)	102,000	2,755,020	82,800	2,236,428	29,300	791,393
iRobot Corp. † (SG) (SB)	30,929	529,195	20,999	359,293	—	—
Itron, Inc. †	10,187	919,173	7,150	645,145	—	—
Jack Henry & Associates, Inc.	44,914	1,108,028	31,246	770,839	—	—
JDA Software Group, Inc. †	100,960	1,842,520	76,990	1,405,068	15,000	273,750
LG Electronics, Inc. (South Korea)	11,350	1,455,863	—	—	—	—
Littelfuse, Inc. †	36,800	1,286,896	30,100	1,052,597	10,600	370,682
LTX Corp. †	203,100	637,734	152,300	478,222	53,800	168,932
Manhattan Associates, Inc. †	18,704	428,883	17,820	408,613	5,915	135,631
MEMC Electronic Materials, Inc. †	58,400	4,140,560	48,100	3,410,290	16,500	1,169,850
Methode Electronics, Inc. Class A	54,000	631,260	40,400	472,276	14,300	167,167
Micrel, Inc.	85,545	793,002	59,334	550,026	—	—
Microsoft Corp. (SB)	739,500	20,987,010	539,731	15,317,566	201,800	5,727,084
MicroStrategy, Inc. †	11,506	851,329	8,003	592,142	—	—
Mitsubishi Electric Corp. (Japan)	150,000	1,296,631	110,000	950,862	32,000	276,615
National Instruments Corp.	29,976	783,573	20,750	542,405	—	—
National Semiconductor Corp.	189,871	3,478,437	141,975	2,600,982	52,020	953,006
NetApp, Inc. † (SG)	142,074	2,848,584	102,455	2,054,223	38,323	768,376
Nokia OYJ (Finland)	130,150	4,116,271	59,550	1,883,395	17,750	561,382
Novellus Systems, Inc. †	59,900	1,260,895	51,400	1,081,970	18,100	381,005
NTT Data Corp. (Japan)	708	3,095,548	509	2,225,471	148	647,092
Nuance Communications, Inc. † (SB)	44,683	777,931	31,128	541,938	—	—
NVIDIA Corp. †	40,300	797,537	32,700	647,133	11,600	229,564
Oce NV (Netherlands)	127,937	2,176,592	91,957	1,564,464	27,402	466,190
Olympus Corp. (Japan)	117,000	3,543,321	84,000	2,543,923	25,000	757,120
Omnicell, Inc. †	21,900	440,190	16,400	329,640	5,800	116,580
Oracle Corp. †	329,060	6,436,414	267,893	5,239,942	94,700	1,852,332
Packeteer, Inc. †	41,752	212,518	28,984	147,529	—	—
Palm, Inc. (SG) (SB) (SC)	15,500	77,500	11,600	58,000	4,100	20,500
Parametric Technology Corp. †	94,216	1,505,572	64,121	1,024,654	—	—
Park Electrochemical Corp.	13,673	353,447	9,432	243,817	—	—
Perfect World Co., Ltd. ADR (China) †	27,900	633,609	—	—	—	—
Photronics, Inc. †	122,300	1,167,965	98,700	942,585	34,900	333,295
Plantronics, Inc.	22,810	440,461	15,782	304,750	—	—
Polycom, Inc. †	85,923	1,936,704	68,199	1,537,205	16,500	371,910
Progress Software Corp. †	32,540	973,597	22,970	687,262	1,000	29,920
PROS Holdings, Inc. †	39,658	497,708	27,660	347,133	—	—
Qualcomm, Inc. (SG) (SB)	61,070	2,503,870	50,400	2,066,400	17,800	729,800
Radiant Systems, Inc. †	40,792	569,864	27,244	380,599	—	—
Research in Motion, Ltd. (Canada) †	4,402	494,492	—	—	—	—
Roth & Rau AG (Germany) †	641	133,474	556	115,775	296	61,635
Saft Groupe SA (France) †	5,025	198,182	4,361	171,994	2,290	90,316
SAIC, Inc. †	38,800	721,292	33,900	630,201	12,000	223,080

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Technology continued

Samsung Electronics Co., Ltd.
(South Korea)	7,962	$ 5,009,924	—	$ —	—	$ —
Samsung Electronics Co., Ltd.
(Preference) (South Korea)	1,023	460,820	—	—	—	—
Sanyo Electric Co., Ltd. (Japan) †	310,000	652,828	271,000	570,698	143,000	301,143
Satyam Computer Services., Ltd. (India) 87,888		868,364	—	—	—	—
Sharp Corp. (Japan)	19,000	322,764	—	—	—	—
Shinko Electric Industries (Japan)	32,500	366,652	—	—	—	—
Silicon Storage Technology, Inc. †	110,500	289,510	82,900	217,198	29,300	76,766
Solarworld AG (Germany)	5,978	284,638	5,187	246,975	2,757	131,273
SonicWall, Inc. †	337,561	2,757,873	253,523	2,071,283	50,100	409,317
SPSS, Inc. †	56,485	2,190,488	43,200	1,675,296	10,400	403,312
Sybase, Inc. † (SG) (SB) (SC)	119,781	3,150,240	90,402	2,377,573	19,000	499,700
Sykes Enterprises, Inc. †	62,132	1,092,902	42,489	747,382	—	—
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	689,182	1,431,872	—	—	—	—
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR (Taiwan)	31,800	326,586	—	—	—	—
Techwell, Inc. †	55,250	598,910	38,284	414,999	—	—
Texas Instruments, Inc.	19,500	551,265	17,100	483,417	6,000	169,620
The9, Ltd. ADR (China) † (SG)	40,096	821,968	—	—	—	—
TIBCO Software, Inc. †	32,500	232,050	36,600	261,324	12,900	92,106
Trizetto Group †	93,628	1,562,651	73,278	1,223,010	17,300	288,737
TTM Technologies, Inc. †	114,303	1,293,910	78,556	889,254	—	—
Ultra Clean Holdings, Inc. †	33,177	325,135	22,293	218,471	—	—
Ultralife Batteries, Inc. †	10,240	120,934	9,300	109,833	4,740	55,979
United Internet AG (Germany)	22,177	477,046	—	—	—	—
United Online, Inc.	66,254	699,642	45,537	480,871	—	—
Varian Semiconductor Equipment †	19,227	541,240	13,232	372,481	—	—
Varian, Inc. †	38,800	2,247,296	32,000	1,853,440	11,300	654,496
Veeco Instruments, Inc. † (SG) (SB) (SC)	75,400	1,253,902	61,200	1,017,756	21,600	359,208
Vignette Corp. †	49,062	648,109	33,248	439,206	—	—
Watts Water Technologies, Inc. Class A
(SG) (SB) (SC)	17,391	487,470	15,081	422,720	7,676	215,158
Websense, Inc. †	58,620	1,099,125	48,300	905,625	17,100	320,625
Wistron Corp. (Taiwan)	884,582	1,409,692	—	—	—	—
Xilinx, Inc.	26,600	631,750	19,900	472,625	7,000	166,250
Yucheng Technologies, Ltd. (China) †	42,625	705,444	29,628	490,343	—	—

		249,477,427		176,460,239		52,066,419

Transportation		1.6%		1.2%		0.7%

Accuride Corp. †	65,000	531,700	55,700	455,626	19,700	161,146
Air Arabia (United Arab Emirates) †	3,970,571	2,011,182	—	—	—	—
Alaska Air Group, Inc. †	4,960	97,315	3,700	72,594	1,300	25,506
All America Latina Logistica SA (Brazil)	155,400	1,570,952	—	—	—	—
British Airways PLC
(United Kingdom) †	1,674,828	7,778,696	1,203,808	5,591,056	351,967	1,634,702
Central Japan Railway Co. (Japan)	552	5,701,564	397	4,100,582	117	1,208,484
Continental Airlines, Inc.
Class B † (SG) (SB) (SC)	132,200	2,542,206	109,800	2,111,454	38,800	746,124
Double Hull Tankers, Inc.
(Jersey) (SG) (SB) (SC)	65,243	692,228	45,783	485,758	4,100	43,501
DP World, Ltd. (United Arab
Emirates) †	627,297	595,932	—	—	—	—
DP World, Ltd. 144A (United Arab
Emirates) †	971,879	923,285	—	—	—	—
East Japan Railway Co. (Japan)	27	224,458	—	—	—	—
ExpressJet Holdings, Inc. †	212,750	559,533	182,241	479,294	64,377	169,312
Horizon Lines, Inc. Class A	25,636	477,086	17,863	332,430	—	—

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Transportation continued

National Express Group PLC
(United Kingdom)	57,427	$ 1,144,298	41,277	$ 822,491	12,159	$ 242,282
Neptune Orient Lines, Ltd. (Singapore) 743,000		1,751,850	540,000	1,273,215	156,000	367,818
Northwest Airlines Corp. †	26,743	240,420	18,101	162,728	—	—
Overseas Shipholding Group	63,474	4,445,719	50,328	3,524,973	14,000	980,560
Republic Airways Holdings, Inc. †	80,500	1,743,630	69,000	1,494,540	24,400	528,504
SkyWest, Inc.	88,300	1,864,896	69,800	1,474,176	24,700	521,664
UAL Corp. (SG) (SB) (SC)	119,400	2,570,682	99,000	2,131,470	34,300	738,479

		37,467,632		24,512,387		7,368,082

Utilities & Power		3.4%		2.9%		1.9%

A2A SpA (Italy)	1,218,933	4,477,458	876,127	3,218,243	256,000	940,355
Alliant Energy Corp.	49,300	1,725,993	39,300	1,375,893	13,900	486,639
American States Water Co.	11,562	416,232	10,027	360,972	5,103	183,708
Aqua America, Inc. (SG) (SB)	35,673	669,939	30,935	580,959	15,746	295,710
BKW FMB Energie AG (Switzerland)	2,731	348,387	2,408	307,182	1,267	161,628
Black Hills Corp.	2,800	100,184	4,200	150,276	1,500	53,670
California Water Service Group	11,738	447,805	10,179	388,329	5,181	197,655
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil) †	19,857	880,261	17,220	763,363	8,765	388,552
Cleco Corp.	24,428	541,813	16,577	367,678	—	—
Consolidated Water Co., Inc.
(Cayman Islands) (SG) (SB) (SC)	11,259	248,036	9,763	215,079	4,969	109,467
Constellation Energy Group, Inc.	27,600	2,436,252	22,800	2,012,556	7,700	679,679
EDF Energies Nouvelles SA (France)	9,286	568,474	8,140	498,318	4,277	261,831
Edison International #	141,470	6,934,859	115,715	5,672,349	40,300	1,975,506
Enel SpA (Italy)	294,616	3,124,551	166,467	1,765,466	49,606	526,097
Energen Corp. #	116,597	7,263,993	92,353	5,753,592	27,306	1,701,164
Energias de Portugal (EDP) SA
(Portugal)	236,342	1,432,301	169,875	1,029,491	55,167	334,328
First Philippine Holdings Corp.
(Philippines)	115,510	113,408	—	—	—	—
FirstEnergy Corp.	31,700	2,175,254	26,600	1,825,292	8,900	610,718
Fortum OYJ (Finland)	8,200	334,013	—	—	—	—
Huaneng Power International, Inc.
(China)	420,000	318,959	364,000	276,431	194,000	147,329
International Power PLC
(United Kingdom)	164,840	1,300,777	142,947	1,128,016	72,761	574,168
Mirant Corp. †	8,700	316,593	6,500	236,535	2,300	83,697
National Grid PLC (United Kingdom)	65,991	904,761	47,433	650,324	14,518	199,047
Northwest Natural Gas Co.	44,788	1,945,591	34,342	1,491,816	8,200	356,208
Northwestern Corp.	24,625	600,111	16,799	409,392	—	—
OGE Energy Corp.	18,100	564,177	16,300	508,071	5,800	180,786
Ormat Technologies, Inc. (SB)	33,006	1,419,588	26,337	1,132,754	8,630	371,176
Osaka Gas Co., Ltd. (Japan)	830,000	3,312,675	597,000	2,382,732	178,000	710,429
PG&E Corp. (SG)	190,900	7,028,938	154,900	5,703,418	54,700	2,014,054
Portland General Electric Co. (SC)	72,416	1,632,981	55,749	1,257,140	13,600	306,680
Public Power Corp. SA (Greece)	223,240	9,759,191	160,460	7,014,692	46,910	2,050,724
Public Service Enterprise Group, Inc.	10,800	434,052	8,200	329,558	2,800	112,532
Questar Corp. (SG)	76,200	4,309,872	62,300	3,523,688	21,400	1,210,384
RWE AG (Germany)	8,900	1,093,620	—	—	—	—
Scottish and Southern Energy PLC
(United Kingdom)	22,425	624,247	—	—	—	—
SJW Corp. (SB)	12,714	363,493	11,025	315,205	5,612	160,447
Southwest Water Co.	17,097	189,264	14,826	164,124	7,546	83,534
Suez SA (France)	39,650	2,601,269	25,248	1,656,415	12,851	843,100
Terna SPA (Italy)	622,335	2,654,312	447,313	1,907,828	133,297	568,523
Tokyo Electric Power Co. (Japan)	107,900	2,883,609	77,600	2,073,847	22,700	606,654
TransAlta Corp. (Canada)	3,723	115,626	3,200	99,383	1,648	51,182

COMMON STOCKS*		Growth 75.7%		Balanced 59.8%		Conservative 33.7%

	Shares	Value	Shares	Value	Shares	Value

Utilities & Power continued

Vector, Ltd. (New Zealand)	251,632	$ 340,013	180,865	$ 244,391	60,761	$ 82,102
Veolia Environnement (France)	20,948	1,459,936	18,165	1,265,979	9,246	644,384
Westar Energy, Inc.	14,300	325,611	10,700	243,639	3,800	86,526
WGL Holdings, Inc.	21,600	692,496	16,200	519,372	5,700	182,742

		81,430,975		60,819,788		20,533,115

Total common stocks
(cost $1,752,135,013, $1,187,457,582
and $349,863,650)	$ 1,813,565,680		$ 1,244,394,671		$ 370,078,326

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*		Growth 17.8%		Balanced 52.5%		Conservative 87.4%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government
Guaranteed Mortgage
Obligations		0.9%		2.1%		1.8%

Government National Mortgage
Association Pass-Through Certificates
6 1/2s, with due dates
from March 20, 2034
to November 20, 2037	$ 7,200,000	$ 7,503,468	$ 29,704,043	$ 30,961,503	$ 9,573,476	$ 9,976,982
5 1/2s, TBA, May 1, 2038	7,000,000	7,113,750	6,000,000	6,097,500	5,000,000	5,081,250
5 1/2s, TBA, April 1, 2038	7,000,000	7,132,891	6,000,000	6,113,906	5,000,000	5,094,922

		21,750,109		43,172,909		20,153,154

U.S. Government Agency
Mortgage Obligations		16.9%		50.4%		85.6%

Federal Home Loan
Mortgage Corporation
Pass-Through Certificates
6s, with due dates from
July 1, 2013 to
October 1, 2021	382,204	394,197	43,376	44,705	51,532	53,110
5 1/2s, with due dates
from June 1, 2035
to November 1, 2036	70,140	70,883	339,052	343,807	339,052	343,807
5 1/2s, with due dates
from August 1, 2012
to April 1, 2020	593,179	607,938	272,041	280,157	314,457	323,820
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates
from October 1, 2029
to January 1, 2036	1,156,375	1,229,756	2,202,721	2,343,774	2,528,995	2,666,607
7s, March 1, 2018	—	—	—	—	415,722	445,748
6 1/2s, with due dates
from April 1, 2036
to December 1, 2037	788,692	817,866	3,872,431	4,015,681	4,337,654	4,498,113
6 1/2s, TBA, May 1, 2038	9,000,000	9,302,344	15,000,000	15,503,907	22,000,000	22,739,064
6 1/2s, TBA, April 1, 2038	13,000,000	13,462,110	22,000,000	22,782,032	31,000,000	32,101,954
6s, with due dates
from October 1, 2008
to September 1, 2021	2,360,720	2,435,578	3,637,264	3,736,924	1,819,092	1,867,788
6s, TBA, April 1, 2038	5,000,000	5,120,703	9,000,000	9,217,265	8,000,000	8,193,125

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*		Growth 17.8%		Balanced 52.5%		Conservative 87.4%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Agency
Mortgage Obligations continued

Federal National
Mortgage Association
Pass-Through Certificates
5 1/2s, with due dates
from December 1, 2036
to January 1, 2038	$ 1,875,476	$ 1,894,963	$ 6,617,351	$ 6,686,110	$ 5,088,081	$ 5,141,007
5 1/2s, with due dates
from February 1, 2014
to October 1, 2022	7,710,188	7,886,696	3,590,733	3,669,982	29,426,093	30,089,373
5 1/2s, TBA, May 1, 2038	125,000,000	125,898,438	301,000,000	303,163,438	249,000,000	250,789,688
5 1/2s, TBA, April 1, 2038	219,000,000	221,036,021	657,000,000	663,108,063	541,000,000	546,029,623
5s, with due dates
from May 1, 2021
to April 1, 2036	—	—	216,656	218,932	6,965,557	6,903,520
5s, TBA, April 1, 2038	12,000,000	11,874,374	12,000,000	11,874,374	14,000,000	13,853,437
4 1/2s, with due dates
from November 1, 2020
to November 1, 2035	2,543,048	2,507,755	904,724	874,119	10,649,330	10,579,424
4 1/2s, with due dates
from April 1, 2020
to October 1, 2020	1,024,543	1,024,824	—	—	2,109,378	2,109,709

		405,564,446		1,047,863,270		938,728,917

Total U.S. government and
agency mortgage obligations
(cost $423,926,240, $1,082,230,991
and $950,295,104)		$ 427,314,555	$ 1,091,036,179		$ 958,882,071

U.S. TREASURY OBLIGATIONS*		Growth 0.2%		Balanced 0.2%		Conservative —%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$ 200,000	$ 218,563	$ 3,400,000	$ 3,715,563	$ —	$ —
4 1/4s, November 15, 2013	20,000	21,823	100,000	109,117	—	—
4 1/4s, September 30, 2012	3,229,000	3,491,356	—	—	—	—
3 1/2s, November 15, 2009	1,700,000	1,753,125	—	—	—	—

Total U.S. treasury obligations
(cost $5,125,621, $3,515,924
and $—)		$ 5,484,867		$ 3,824,680		$ —

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic Materials		0.4%		0.6%		0.7%
AK Steel Corp. company
guaranty 7 3/4s, 2012	300,000	$ 302,625	$ 365,000	$ 368,194	$ 190,000	$ 191,663
Aleris International, Inc.
company guaranty 10s, 2016	200,000	127,000	205,000	130,175	100,000	63,500
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	185,000	135,050	190,000	138,700	85,000	62,050
Algoma Acquisition Corp. 144A
unsec. notes 9 7/8s, 2015
(Canada)	110,000	95,150	105,000	90,825	50,000	43,250

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic Materials continued

ARCO Chemical Co. debs.
10 1/4s, 2010	$ 185,000	$ 187,775	$ 130,000	$ 131,950	$ 85,000	$ 86,275
Builders FirstSource, Inc.
company guaranty
sr. sec. notes
FRN 7.315s, 2012	265,000	185,500	250,000	175,000	120,000	84,000
Century Aluminum Co.
company guaranty
7 1/2s, 2014	70,000	67,900	65,000	63,050	30,000	29,100
Clondalkin Acquisition BV 144A
company guaranty sr. sec.
notes FRN 4.8s, 2013
(Netherlands)	75,000	61,500	75,000	61,500	75,000	61,500
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)	270,000	270,000	365,000	365,000	225,000	225,000
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	—	—	270,000	275,480	320,000	326,495
E.I. du Pont de Nemours & Co.
sr. unsec. 5s, 2013	—	—	90,000	93,922	75,000	78,268
Freeport-McMoRan
Copper & Gold, Inc.
sr. unsec. bonds 8 3/8s, 2017	600,000	634,500	580,000	613,350	270,000	285,525
Freeport-McMoRan
Copper & Gold, Inc.
sr. unsec. notes 8 1/4s, 2015	300,000	316,500	295,000	311,225	135,000	142,425
Freeport-McMoRan
Copper & Gold, Inc.
sr. unsec. notes
FRN 8.394s, 2015	115,000	113,563	110,000	108,625	50,000	49,375
Georgia-Pacific Corp. debs.
9 1/2s, 2011	170,000	172,975	350,000	356,125	262,000	266,585
Georgia-Pacific Corp.
notes 8 1/8s, 2011	—	—	140,000	138,950	140,000	138,950
Georgia-Pacific Corp.
sr. notes 8s, 2024	175,000	154,000	195,000	171,600	90,000	79,200
Georgia-Pacific Corp. 144A
company guaranty 7 1/8s, 2017	25,000	23,125	—	—	—	—
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011
(Canada)	295,000	308,275	285,000	297,825	135,000	141,075
Glancore Funding, LLC 144A
company guaranty sr. unsec.
unsub. notes 6s, 2014	—	—	3,150,000	3,077,969	2,860,000	2,794,600
Hercules, Inc. company guaranty
6 3/4s, 2029	65,000	61,100	60,000	56,400	30,000	28,200
Hexion U.S. Finance Corp./
Hexion Nova Scotia Finance,
ULC company guaranty
9 3/4s, 2014	305,000	327,113	260,000	278,850	130,000	139,425
Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014	210,000	222,600	470,000	498,200	405,000	429,300
Huntsman, LLC company
guaranty 11 5/8s, 2010	1,000	1,058	1,000	1,058	—	—
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	55,000	49,569	25,000	22,531	30,000	27,038
Lubrizol Corp. (The) sr. notes
5 1/2s, 2014	—	—	100,000	97,759	95,000	92,871
Metals USA, Inc. sec. notes
11 1/8s, 2015	185,000	181,300	220,000	215,600	110,000	107,800

CORPORATE BONDS AND NOTES*			Growth 4.7%		Balanced 9.5%		Conservative 13.5%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials continued

Momentive Performance
Materials, Inc. company
guaranty sr. unsec.
notes 9 3/4s, 2014		$ 460,000	$ 412,850	$ 470,000	$ 421,825	$ 230,000	$ 206,425
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		110,000	118,250	105,000	112,875	50,000	53,750
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		110,000	117,700	110,000	117,700	50,000	53,500
NewPage Corp. company
guaranty 10s, 2012		85,000	86,275	105,000	106,575	50,000	50,750
NewPage Corp. sec. notes
10s, 2012		365,000	370,475	275,000	279,125	135,000	137,025
NewPage Holding Corp.
sr. notes FRN
11.818s, 2013 ‡‡		85,698	71,986	80,712	67,798	40,191	33,760
Norske Skog Canada, Ltd.
company guaranty Ser. D,
8 5/8s, 2011 (Canada)		320,000	266,400	272,000	226,440	140,000	116,550
Novelis, Inc. company guaranty
7 1/4s, 2015		390,000	345,150	353,000	312,405	165,000	146,025
Packaging Corp. of America unsec.
unsub. notes 5 3/4s, 2013		1,730,000	1,744,279	—	—	—	—
PPG Industries, Inc. sr. unsec.
unsub. notes 6.65s, 2018		915,000	966,191	—	—	—	—
Rockwood Specialties Group, Inc.
company guaranty
7 5/8s, 2014	EUR	210,000	309,714	220,000	324,462	135,000	199,102
Smurfit-Stone Container
Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		$ 180,000	151,200	$ 175,000	147,000	$ 85,000	71,400
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		480,000	470,400	830,000	813,400	540,000	529,200
Steel Dynamics, Inc. 144A
sr. notes 7 3/8s, 2012		—	—	260,000	262,600	225,000	227,250
Stone Container Corp.
sr. notes 8 3/8s, 2012		35,000	31,675	50,000	45,250	—	—
Tube City IMS Corp. company
guaranty 9 3/4s, 2015		190,000	167,200	190,000	167,200	90,000	79,200
Ucar Finance, Inc. company
guaranty 10 1/4s, 2012		1,000	1,035	1,000	1,035	2,000	2,070
Verso Paper Holdings, LLC/
Verso Paper, Inc. company
guaranty 11 3/8s, 2016		150,000	137,625	135,000	123,863	65,000	59,638
Westvaco Corp. unsec. notes
7 1/2s, 2027		—	—	55,000	56,872	50,000	51,702
Xstrata Finance Canada, Ltd.
144A company guaranty
5.8s, 2016 (Canada)		—	—	180,000	173,839	195,000	188,326

			9,766,583		11,900,127		8,179,143

Capital Goods			0.3%		0.4%		0.4%

Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016		140,000	136,150	130,000	126,425	45,000	43,763
Allied Waste North America, Inc. sec.
notes 6 1/2s, 2010		165,000	165,000	100,000	100,000	45,000	45,000
Allied Waste North America, Inc. sec.
notes Ser. B, 5 3/4s, 2011		10,000	9,775	120,000	117,300	55,000	53,763

CORPORATE BONDS AND NOTES*			Growth 4.7%		Balanced 9.5%		Conservative 13.5%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Capital Goods continued

Baldor Electric Co. company
guaranty 8 5/8s, 2017		$ 95,000	$ 94,050	$ 95,000	$ 94,050	$ 40,000	$39,600
BBC Holding Corp.
sr. notes 8 7/8s, 2014		310,000	270,475	285,000	248,663	135,000	117,788
Berry Plastics Holding Corp.
company guaranty
10 1/4s, 2016		90,000	69,300	120,000	92,400	70,000	53,900
Blount, Inc. sr. sub. notes
8 7/8s, 2012		115,000	112,988	155,000	152,288	70,000	68,775
Bombardier, Inc. 144A sr. notes
8s, 2014 (Canada)		255,000	262,650	245,000	252,350	75,000	77,250
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.465s, 2013
(Canada)	EUR	175,000	265,220	140,000	212,176	95,000	143,977
Caterpillar Financial
Services Corp.
sr. unsec. 4.85s, 2012		$ —	—	$ 525,000	536,934	$ 375,000	383,524
Caterpillar Financial
Services Corp. sr. unsec.
notes Ser. MTN, 5.85s, 2017		—	—	300,000	310,478	335,000	346,701
Crown Americas, LLC/Crown
Americas Capital Corp.
sr. notes 7 5/8s, 2013		90,000	91,800	150,000	153,000	75,000	76,500
General Cable Corp. company
guaranty sr. unsec. notes
FRN 7.104s, 2015		265,000	228,563	250,000	215,625	110,000	94,875
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		190,000	178,600	220,000	206,800	115,000	108,100
Hawker Beechcraft Acquisition
Co., LLC sr. sub. notes
9 3/4s, 2017		205,000	203,975	200,000	199,000	80,000	79,600
Hawker Beechcraft Acquisition
Co., LLC sr. unsec. notes
8 7/8s, 2015 ‡‡		285,000	291,413	260,000	265,850	120,000	122,700
Hexcel Corp. sr. sub. notes
6 3/4s, 2015		285,000	275,738	270,000	261,225	130,000	125,775
L-3 Communications Corp.
company guaranty
7 5/8s, 2012		290,000	296,888	388,000	397,215	181,000	185,299
L-3 Communications Corp.
company guaranty
6 1/8s, 2013		205,000	200,388	125,000	122,188	75,000	73,313
L-3 Communications Corp.
company guaranty Ser. B,
6 3/8s, 2015		170,000	166,175	355,000	347,013	230,000	224,825
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		—	—	95,000	90,963	110,000	105,325
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		540,000	608,818	725,000	817,394	450,000	507,348
Manitowoc Co., Inc. (The)
sr. notes 7 1/8s, 2013		290,000	287,100	275,000	272,250	125,000	123,750
Milacron Escrow Corp. sec.
notes 11 1/2s, 2011		77,000	57,558	87,000	65,033	36,000	26,910
Mueller Water Products, Inc.
company guaranty
7 3/8s, 2017		120,000	103,500	115,000	99,188	55,000	47,438

CORPORATE BONDS AND NOTES*			Growth 4.7%		Balanced 9.5%		Conservative 13.5%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Capital Goods continued

Owens-Brockway Glass
Container, Inc.
company guaranty
6 3/4s, 2014	EUR	95,000	$ 143,032	100,000	$ 150,560	100,000	$ 150,560
Pitney Bowes, Inc.
sr. unsec. notes
5.6s, 2018		$ 615,000	618,221	$ —	—	$ —	—
RBS Global, Inc./
Rexnord Corp.
company guaranty
9 1/2s, 2014		595,000	556,325	535,000	500,225	250,000	233,750
Ryerson Tull, Inc.
144A sec. notes
12s, 2015		105,000	99,225	90,000	85,050	45,000	42,525
Sealed Air Corp.
144A notes 5 5/8s, 2013		1,040,000	1,087,275	—	—	—	—
TD Funding Corp. company
guaranty 7 3/4s, 2014		355,000	355,000	330,000	330,000	150,000	150,000
Tekni-Plex, Inc. sec. notes
10 7/8s, 2012		195,000	198,900	215,000	219,300	105,000	107,100
Terex Corp. company
guaranty 7 3/8s, 2014		260,000	257,400	230,000	227,700	110,000	108,900
Titan International, Inc.
company guaranty 8s, 2012		365,000	357,700	350,000	343,000	170,000	166,600
United Technologies Corp.
sr. unsec. notes
5 3/8s, 2017		—	—	500,000	515,070	440,000	453,262
WCA Waste Corp. company
guaranty 9 1/4s, 2014		125,000	124,688	120,000	119,700	55,000	54,863

			8,173,890		8,246,413		4,743,359

Communication Services			0.3%		0.8%		1.1%

American Tower Corp. 144A
sr. notes 7s, 2017		175,000	175,000	620,000	620,000	465,000	465,000
Ameritech Capital Funding
company guaranty
6 1/4s, 2009		—	—	450,000	465,984	295,000	305,478
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031		—	—	253,000	307,039	264,000	320,389
AT&T, Inc. bonds 5 1/2s, 2018		—	—	260,000	254,576	370,000	362,282
AT&T, Inc. sr. unsec. 6.3s, 2038		—	—	1,415,000	1,362,157	1,230,000	1,184,066
AT&T, Inc. sr. unsec. 4.95s, 2013		—	—	440,000	442,401	380,000	382,073
BCM Ireland Finance, Ltd.
144A FRN 9.34s, 2016
(Cayman Islands)	EUR	90,000	122,508	105,000	142,926	50,000	68,060
Bellsouth Capital Funding
unsec. notes 7 7/8s, 2030 $		—	—	$ 680,000	751,488	$ 535,000	591,244
British Telecommunications PLC
sr. unsec. 5.15s, 2013
(United Kingdom)		—	—	715,000	706,892	630,000	622,856
Centennial Cellular
Operating Co., LLC
company guaranty
10 1/8s, 2013		100,000	98,750	155,000	153,063	—	—
Centennial Communications
Corp. sr. notes 10s, 2013		135,000	125,550	85,000	79,050	60,000	55,800
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013		300,000	294,750	425,000	417,563	180,000	176,850
Citizens Communications Co.
notes 9 1/4s, 2011		340,000	351,900	480,000	496,800	225,000	232,875

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication Services continued

Cricket Communications, Inc.
company guaranty
9 3/8s, 2014	$ 315,000	$ 298,463	$ 280,000	$ 265,300	$ 130,000	$ 123,175
Digicel Group, Ltd. 144A
sr. notes 8 7/8s, 2015
(Jamaica)	205,000	171,175	205,000	171,175	100,000	83,500
Digicel, Ltd. 144A sr. notes
9 1/4s, 2012 (Jamaica)	220,000	218,350	180,000	178,650	100,000	99,250
France Telecom notes
8 1/2s, 2031 (France)	—	—	20,000	24,778	—	—
Hawaiian Telcom
Communications, Inc.
company guaranty Ser. B,
9 3/4s, 2013	105,000	56,700	95,000	51,300	45,000	24,300
Inmarsat Finance PLC company
guaranty stepped-coupon
zero % (10 3/8s, 11/15/08),
2012 (United Kingdom) ††	299,000	290,030	241,000	233,770	111,000	107,670
Intelsat Bermuda, Ltd. company
guaranty sr. unsec. notes
11 1/4s, 2016 (Bermuda)	510,000	517,013	530,000	537,288	250,000	253,438
Intelsat Intermediate Holding
Co., Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††	95,000	80,750	75,000	63,750	30,000	25,500
iPCS, Inc. company guaranty
sr. sec. notes FRN
5.364s, 2013	105,000	80,850	100,000	77,000	45,000	34,650
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	305,000	249,338	295,000	241,163	140,000	114,450
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017	150,000	114,000	150,000	114,000	70,000	53,200
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes
9 1/4s, 2014	395,000	363,400	350,000	322,000	165,000	151,800
Nextel Communications, Inc.
sr. notes Ser. F, 5.95s, 2014	—	—	930,000	688,200	790,000	584,600
Nordic Telephone Co. Holdings
ApS 144A sr. notes 8 7/8s,
2016 (Denmark)	210,000	203,700	205,000	198,850	75,000	72,750
PAETEC Holding Corp.
company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	115,000	105,800	105,000	96,600	50,000	46,000
PanAmSat Corp. company
guaranty 9s, 2014	115,000	115,863	105,000	105,788	50,000	50,375
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	355,000	333,700	225,000	211,500	105,000	98,700
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	715,000	729,300	740,000	754,800	345,000	351,900
Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	85,000	73,950	115,000	100,050	55,000	47,850
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	—	—	385,000	381,712	335,000	332,139
Rural Cellular Corp. sr. unsec.
notes 9 7/8s, 2010	105,000	107,888	60,000	61,650	25,000	25,688
Rural Cellular Corp. sr. unsec.
sub. notes FRN 6.076s, 2013	150,000	151,125	140,000	141,050	65,000	65,488
Southwestern Bell Telephone
debs. 7s, 2027	—	—	—	—	110,000	108,766

CORPORATE BONDS AND NOTES*			Growth 4.7%		Balanced 9.5%		Conservative 13.5%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Communication Services continued

Sprint Capital Corp. company
guaranty 6 7/8s, 2028		$ —	$ —	$ 435,000	$ 324,075	$ 475,000	$ 353,875
Syniverse Technologies, Inc.
sr. sub. notes Ser. B,
7 3/4s, 2013		65,000	61,263	85,000	80,113	40,000	37,700
Telecom Italia Capital SA
company guaranty 7.2s, 2036
(Luxembourg)		—	—	110,000	104,808	105,000	100,044
Telecom Italia Capital SA
company guaranty 5 1/4s,
2015 (Luxembourg)		—	—	215,000	195,329	240,000	218,042
Telecom Italia Capital SA
company guaranty 5 1/4s,
2013 (Luxembourg)		—	—	140,000	130,815	110,000	102,783
Telecom Italia Capital SA
company guaranty 4s,
2010 (Luxembourg)		—	—	5,000	4,916	50,000	49,165
Telefonica Emisones SAU
company guaranty
7.045s, 2036 (Spain)		—	—	200,000	211,676	225,000	238,136
Telefonica Emisones SAU
company guaranty
6.421s, 2016 (Spain)		—	—	75,000	77,122	75,000	77,122
Telefonica Emisones SAU
company guaranty
6.221s, 2017 (Spain)		—	—	310,000	311,933	180,000	181,122
Telefonica Europe BV company
guaranty 8 1/4s, 2030
(Netherlands)		—	—	125,000	145,980	120,000	140,140
Telus Corp. notes 8s, 2011
(Canada)		—	—	260,000	282,773	280,000	304,525
Time Warner Telecom, Inc.
company guaranty
9 1/4s, 2014		160,000	161,600	175,000	176,750	85,000	85,850
Verizon Communications, Inc.
sr. unsec. 5.55s, 2016		—	—	1,230,000	1,223,722	780,000	776,019
Verizon Communications, Inc.
sr. unsec. notes 6.4s, 2038		—	—	385,000	373,223	395,000	382,917
Verizon New England, Inc.
sr. notes 6 1/2s, 2011		—	—	245,000	255,969	365,000	381,342
Verizon New Jersey, Inc.
debs. 8s, 2022		—	—	160,000	178,766	165,000	184,352
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030		—	—	210,000	241,890	225,000	259,167
Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013		—	—	—	—	95,000	92,489
Vodafone Group PLC unsec.
notes 6.15s, 2037
(United Kingdom)		—	—	570,000	527,450	495,000	458,048
West Corp. company guaranty
11s, 2016		75,000	63,375	70,000	59,150	35,000	29,575
West Corp. company guaranty
9 1/2s, 2014		145,000	129,775	140,000	125,300	65,000	58,175
Wind Acquisition Fin. SA notes
9 3/4s, 2015
(Netherlands).	EUR	80,000	126,950	70,000	111,082	—	—

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication Services continued

Windstream Corp.
company guaranty
8 5/8s, 2016	$ 550,000	$ 540,375	$ 475,000	$ 466,688	$ 220,000	$ 216,150
Windstream Corp.
company guaranty
8 1/8s, 2013	160,000	157,200	160,000	157,200	80,000	78,600

		6,670,391		16,987,043		12,427,500

Conglomerates		—%		—%		0.1%

General Electric Co.
sr. unsec. 5 1/4s, 2017	—	—	280,000	279,614	250,000	249,655
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016
(Netherlands)	—	—	155,000	158,668	160,000	163,786
Textron, Inc. sr. unsec. 5.6s, 2017	—	—	415,000	436,243	360,000	378,427

		—		874,525		791,868

Consumer Cyclicals		0.7%		1.3%		1.8%

Allison Transmission 144A
company guaranty 11s, 2015	150,000	130,500	130,000	113,100	65,000	56,550
American Media, Inc. company
guaranty 8 7/8s, 2011	25,000	16,500	30,000	19,800	15,000	9,900
American Media, Inc. company
guaranty Ser. B, 10 1/4s, 2009	175,000	117,688	220,000	147,950	115,000	77,338
American Media, Inc. company
guaranty sr. unsec. sub. notes
8 7/8s, 2011	909	602	1,091	723	545	361
American Media, Inc. 144A
company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	6,363	4,279	7,999	5,379	4,181	2,812
Aramark Corp. company
guaranty 8 1/2s, 2015	275,000	275,688	270,000	270,675	125,000	125,313
ArvinMeritor, Inc. sr. unsec.
notes 8 1/8s, 2015	110,000	89,650	120,000	97,800	60,000	48,900
Associated Materials, Inc.
company guaranty
9 3/4s, 2012	180,000	174,600	215,000	208,550	110,000	106,700
Autonation, Inc. company
guaranty 7s, 2014	30,000	26,625	35,000	31,063	20,000	17,750
Autonation, Inc. company
guaranty sr. unsec. notes
FRN 6.258s, 2013	50,000	41,000	55,000	45,100	30,000	24,600
Bon-Ton Stores, Inc. (The)
company guaranty
10 1/4s, 2014	225,000	150,188	240,000	160,200	120,000	80,100
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	160,000	128,800	195,000	156,975	105,000	84,525
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	391,391	371,821	384,071	364,867	139,145	132,188
Cenveo Corp., sr. sub. notes
7 7/8s, 2013	70,000	56,700	82,000	66,420	43,000	34,830
Claire’s Stores, Inc. 144A
company guaranty sr. unsec.
notes 9 5/8s, 2015	190,000	97,850	170,000	87,550	80,000	41,200
Corrections Corporation of
America sr. notes 7 1/2s, 2011	125,000	126,250	160,000	161,600	85,000	85,850
D.R. Horton, Inc. sr. notes
7 7/8s, 2011	—	—	115,000	113,120	130,000	127,874
D.R. Horton, Inc. sr. notes
5 7/8s, 2013	—	—	140,000	122,500	365,000	319,375

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

DaimlerChrysler NA Holding
Corp. company guaranty
8s, 2010	$ —	$ —	$ 590,000	$ 631,711	$ 440,000	$ 471,107
DaimlerChrysler NA Holding
Corp. company guaranty
7.2s, 2009	—	—	—	—	35,000	36,203
DaimlerChrysler NA Holding
Corp. company guaranty
6 1/2s, 2013	—	—	35,000	36,735	50,000	52,479
DaimlerChrysler NA Holding
Corp. notes Ser. MTN,
5 3/4s, 2011	—	—	245,000	250,150	445,000	454,355
Dex Media, Inc. notes 8s, 2013	60,000	43,800	65,000	47,450	30,000	21,900
Federated Department Stores, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	—	—	4,375,000	4,376,684	3,965,000	3,966,527
Ford Motor Co. notes 7.45s, 2031	170,000	112,200	195,000	128,700	95,000	62,700
Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	535,000	466,486	550,000	479,565	215,000	187,466
Ford Motor Credit Co., LLC
notes 7.8s, 2012	110,000	90,736	—	—	100,000	82,487
Ford Motor Credit Co., LLC
notes 6 3/8s, 2008	—	—	215,000	209,285	235,000	228,753
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	1,330,000	1,183,796	1,090,000	970,179	445,000	396,082
Ford Motor Credit Co., LLC
sr. unsec. notes 9 3/4s, 2010	145,000	129,932	179,000	160,399	—	—
Ford Motor Credit Co., LLC
unsec. notes 7 3/8s, 2009	85,000	77,446	105,000	95,669	50,000	45,557
General Motors Corp. sr. unsec.
unsub. notes 7.2s, 2011	990,000	826,650	975,000	814,125	450,000	375,750
Goodyear Tire & Rubber Co.
(The) notes 7.857s, 2011	—	—	4,000	4,095	—	—
Goodyear Tire & Rubber Co.
(The) sr. notes 9s, 2015	313,000	330,998	276,000	291,870	135,000	142,763
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 8.204s, 2014	230,000	204,125	220,000	195,250	100,000	88,750
Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)	870,000	850,209	—	—	—	—
Harley-Davidson Funding Corp.
company guaranty 5 1/4s, 2012	—	—	470,000	482,988	420,000	431,606
Host Marriott, LP company
guaranty Ser. Q, 6 3/4s,
2016 (R)	110,000	102,850	—	—	—	—
Host Marriott, LP sr. notes
Ser. M, 7s, 2012 (R)	320,000	312,800	450,000	439,875	210,000	205,275
Isle of Capri Casinos, Inc.
company guaranty 7s, 2014	140,000	99,750	125,000	89,063	60,000	42,750
JC Penney Co., Inc. debs.
7.65s, 2016	—	—	25,000	26,385	25,000	26,385
JC Penney Co., Inc. notes
6 7/8s, 2015	—	—	195,000	198,765	210,000	214,055
Jostens IH Corp. company
guaranty 7 5/8s, 2012	160,000	155,600	220,000	213,950	105,000	102,113
K. Hovnanian Enterprises, Inc.
sr. notes 8 5/8s, 2017	30,000	23,100	25,000	19,250	10,000	7,700
KB Home company guaranty
6 3/8s, 2011	—	—	1,520,000	1,428,800	1,380,000	1,297,200

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Lamar Media Corp. company
guaranty 7 1/4s, 2013	$ 185,000	$ 175,750	$ 260,000	$ 247,000	$ 120,000	$ 114,000
Lamar Media Corp. sr. unsec.
sub. notes Ser. C, 6 5/8s, 2015	115,000	101,200	50,000	44,000	25,000	22,000
Lear Corp. company guaranty
8 1/2s, 2013	320,000	284,800	285,000	253,650	130,000	115,700
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	115,000	109,825	145,000	138,475	75,000	71,625
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	290,000	288,913	275,000	273,969	125,000	124,531
Marriott International, Inc.
notes 6 3/8s, 2017	—	—	210,000	205,367	218,000	213,190
Marriott International, Inc.
sr. unsec. Ser. J, 5 5/8s, 2013	—	—	45,000	43,380	45,000	43,380
Mashantucket Western Pequot
Tribe 144A bonds 8 1/2s, 2015	355,000	312,400	315,000	277,200	150,000	132,000
Mattel, Inc. sr. unsec. notes
5 5/8s, 2013	1,645,000	1,639,152	—	—	—	—
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	275,000	209,000	285,000	216,600	130,000	98,800
Meritage Homes Corp. sr. notes
7s, 2014	30,000	22,725	15,000	11,363	5,000	3,788
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	85,000	87,763	95,000	98,088	50,000	51,625
MGM Mirage, Inc. sr. notes
6 3/4s, 2012	315,000	292,163	436,000	404,390	216,000	200,340
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	255,000	200,175	250,000	196,250	115,000	90,275
Michaels Stores, Inc. company
guaranty 10s, 2014	30,000	26,250	5,000	4,375	5,000	4,375
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	90,000	90,000	130,000	130,000	59,000	59,000
Neiman-Marcus Group, Inc.
company guaranty 9s, 2015	465,000	465,000	505,000	505,000	250,000	250,000
NTK Holdings, Inc. sr. disc.
notes zero %, 2014	210,000	101,850	230,000	111,550	110,000	53,350
Office Depot, Inc. notes
6 1/4s, 2013	—	—	119,000	125,004	128,000	134,459
Omnicom Group, Inc. sr. notes
5.9s, 2016	—	—	140,000	139,114	150,000	149,051
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	250,000	235,625	240,000	226,200	110,000	103,675
Pinnacle Entertainment, Inc. 144A
sr. sub. notes 7 1/2s, 2015	240,000	189,000	225,000	177,188	105,000	82,688
Pulte Homes, Inc. notes
4 7/8s, 2009	270,000	255,150	4,790,000	4,526,550	4,315,000	4,077,675
Quebecor Media sr. unsec. notes
7 3/4s, 2016 (Canada)	65,000	59,313	60,000	54,750	25,000	22,813
Reader’s Digest Association, Inc.
(The) 144A sr. sub. notes
9s, 2017	205,000	136,838	200,000	133,500	90,000	60,075
Realogy Corp. company
guaranty sr. unsec. notes
10 1/2s, 2014 (R)	700,000	470,750	640,000	430,400	295,000	198,388
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	50,000	41,750	70,000	58,450	30,000	25,050
Standard Pacific Corp. sr. unsec.
notes 6 1/2s, 2008	240,000	228,000	230,000	218,500	115,000	109,250
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	—	—	285,000	284,643	320,000	319,599

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

Station Casinos, Inc. sr. notes
6s, 2012	$ 305,000	$ 250,100	$ 405,000	$ 332,100	$ 190,000	$ 155,800
Target Corp. bonds 6 1/2s, 2037	—	—	375,000	362,588	395,000	381,926
Tenneco Automotive, Inc.
company guaranty 8 5/8s, 2014	145,000	142,463	130,000	127,725	60,000	58,950
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	15,000	15,900	15,000	15,900	8,000	8,480
Tenneco, Inc. 144A sr. unsec.
notes 8 1/8s, 2015	60,000	59,550	55,000	54,588	25,000	24,813
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	275,000	267,438	255,000	247,988	120,000	116,700
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sub. notes
8 1/2s, 2014	525,000	388,500	435,000	321,900	190,000	140,600
Tropicana Entertainment, LLC
sr. sub. notes 9 5/8s, 2014	200,000	103,750	205,000	106,344	100,000	51,875
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	500,000	337,500	550,000	371,250	255,000	172,125
TRW Automotive, Inc. 144A
company guaranty sr. notes
7 1/4s, 2017	105,000	95,550	100,000	91,000	—	—
UCI Holdco, Inc. sr. unsec. FRN
12.491s, 2013 ‡‡	273,472	237,921	273,472	237,921	124,131	107,994
United Auto Group, Inc.
company guaranty 7 3/4s, 2016	195,000	168,675	200,000	173,000	100,000	86,500
Vertis, Inc. company guaranty
Ser. B, 10 7/8s, 2009	550,000	192,500	565,000	197,750	265,000	92,750
Vertis, Inc. 144A unsec.
sub. notes 13 1/2s, 2009	60,000	6,000	35,000	3,500	15,000	1,500
VF Corp. sr. unsec. 5.95s, 2017	—	—	270,000	270,405	230,000	230,345
Vulcan Materials Co. sr. unsub.
5.6s, 2012	—	—	330,000	335,241	295,000	299,685
Wynn Las Vegas, LLC/Wynn
Las Vegas Capital Corp.
1st mtge. 6 5/8s, 2014	365,000	351,313	380,000	365,750	175,000	168,438
Yankee Acquisition Corp.
company guaranty Ser. B,
8 1/2s, 2015	185,000	149,388	170,000	137,275	80,000	64,600

		15,609,159		27,051,496		19,409,912

Consumer Staples		0.6%		1.6%		2.2%

Adelphia Communications Corp.
escrow bonds zero %, 2010	200,000	15,000	270,000	20,250	125,000	9,375
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	175,000	168,875	175,000	168,875	85,000	82,025
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	315,000	313,031	300,000	298,125	135,000	134,156
Affinity Group, Inc. sr. sub. notes
9s, 2012	175,000	161,656	250,000	230,938	115,000	106,231
AMC Entertainment, Inc.
company guaranty 11s, 2016	205,000	191,931	275,000	257,469	119,000	111,414
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	115,000	97,463	115,000	97,463	54,000	45,765
Avis Budget Car Rental, LLC
company guaranty
7 3/4s, 2016	120,000	97,800	145,000	118,175	75,000	61,125
Avis Budget Car Rental, LLC
company guaranty
7 5/8s, 2014	95,000	81,938	105,000	90,563	55,000	47,438

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

British Sky Broadcasting PLC
company guaranty
6 7/8s, 2009
(United Kingdom)	$ —	$ —	$ 3,585,000	3,679,440	$ 3,260,000	$ 3,345,878
Buffets, Inc. company guaranty
12 1/2s, 2014 (In default) †	75,000	2,250	75,000	2,250	35,000	1,050
Campbell Soup Co. debs.
8 7/8s, 2021	—	—	300,000	413,066	255,000	351,106
Cargill, Inc. 144A notes
5.2s, 2013	—	—	1,100,000	1,121,742	995,000	1,014,666
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015	25,000	12,688	15,000	7,613	5,000	2,538
CCH II, LLC sr. unsec. notes
10 1/4s, 2010	410,000	373,100	385,000	350,350	270,000	245,700
CCH II, LLC sr. unsec. notes
Ser. B, 10 1/4s, 2010	670,000	608,025	615,000	558,113	380,000	344,850
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	150,000	126,750	170,000	143,650	85,000	71,825
Chiquita Brands International, Inc.
sr. unsec. unsub. notes
8 7/8s, 2015	25,000	22,063	30,000	26,475	15,000	13,238
Church & Dwight Co., Inc.
company guaranty 6s, 2012	130,000	126,750	180,000	175,500	85,000	82,875
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	405,000	364,500	380,000	342,000	175,000	157,500
Clear Channel Communications,
Inc. sr. unsec. notes
5 1/2s, 2014	55,000	39,600	50,000	36,000	25,000	18,000
ConAgra Foods, Inc. unsec.
notes 7 7/8s, 2010	—	—	990,000	1,081,558	860,000	939,535
Cox Communications, Inc. notes
7 1/8s, 2012	—	—	310,000	328,303	390,000	413,027
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	—	—	355,000	352,516	335,000	332,656
Cox Enterprises, Inc. 144A
notes 7 7/8s, 2010	—	—	225,000	241,720	110,000	118,174
CSC Holdings, Inc. debs. Ser. B,
8 1/8s, 2009	405,000	409,050	570,000	575,700	265,000	267,650
CSC Holdings, Inc. sr. notes
6 3/4s, 2012	130,000	125,450	50,000	48,250	20,000	19,300
CSC Holdings, Inc. sr. notes
Ser. B, 7 5/8s, 2011	125,000	123,594	50,000	49,438	20,000	19,775
CVS Caremark Corp. sr. unsec.
FRN 6.302s, 2037	—	—	760,000	696,938	715,000	655,672
CVS Caremark Corp. 144A
pass-through certificates
6.117s, 2013	—	—	327,452	347,378	292,368	310,159
Dean Foods Co. company
guaranty 7s, 2016	200,000	175,000	180,000	157,500	85,000	74,375
Del Monte Corp. company
guaranty 6 3/4s, 2015	230,000	220,225	320,000	306,400	150,000	143,625
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	35,000	35,613	45,000	45,788	20,000	20,350
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	—	—	200,000	206,541	170,000	175,560
Diageo Capital PLC company
guaranty 5 3/4s, 2017
(United Kingdom)	—	—	435,000	445,499	390,000	399,413

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

Diageo Capital PLC company
guaranty 5.2s, 2013
(United Kingdom)	$ —	$ —	$ 190,000	$ 196,564	$ 165,000	$ 170,700
Diageo Capital PLC company
guaranty 5 1/8s, 2012
(United Kingdom)	—	—	1,365,000	1,406,198	1,240,000	1,277,426
Diageo PLC company guaranty
8s, 2022	—	—	165,000	202,331	135,000	165,543
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	555,000	517,538	495,000	461,588	235,000	219,138
Dole Food Co. sr. notes
8 5/8s, 2009	98,000	85,260	197,000	171,390	88,000	76,560
Echostar DBS Corp.
company guaranty 7s, 2013	150,000	141,375	165,000	155,513	85,000	80,113
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	55,000	50,050	10,000	9,100	—	—
Echostar DBS Corp. sr. notes
6 3/8s, 2011	650,000	624,000	655,000	628,800	295,000	283,200
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	210,000	199,500	275,000	261,250	130,000	123,500
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	—	—	360,000	347,503	310,000	299,238
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 5.55s, 2017	—	—	95,000	96,969	80,000	81,658
General Mills, Inc. sr. unsec.
unsub. 5.65s, 2012	—	—	290,000	301,612	325,000	338,013
Hertz Corp. company guaranty
8 7/8s, 2014	335,000	317,413	360,000	341,100	180,000	170,550
Idearc, Inc. company guaranty
8s, 2016	800,000	518,000	710,000	459,725	335,000	216,913
Ion Media Networks, Inc.
144A sr. sec.
notes 10.508s, 2013	70,000	52,500	90,000	67,500	45,000	33,750
Ion Media Networks, Inc.
144A sr. sec.
notes 7.508s, 2012	90,000	72,900	110,000	89,100	60,000	48,600
Jarden Corp. company guaranty
7 1/2s, 2017	200,000	175,000	200,000	175,000	90,000	78,750
Kellogg Co. sr. unsub. 5 1/8s, 2012	—	—	65,000	67,332	55,000	56,973
Kroger Co. company guaranty
6 3/4s, 2012	—	—	—	—	150,000	160,607
Kroger Co. company guaranty
6.4s, 2017	—	—	215,000	226,905	100,000	105,537
Kroger Co. company
guaranty sr. notes 5s, 2013	1,525,000	1,534,537	—	—	—	—
Kroger Co. sr. notes 6.15s, 2020	—	—	40,000	40,706	—	—
Liberty Media Corp. debs.
8 1/4s, 2030	195,000	163,647	245,000	205,608	120,000	100,706
McDonald’s Corp. sr. unsec.
bonds 6.3s, 2037	—	—	205,000	210,576	210,000	215,712
McDonald’s Corp. sr. unsec.
5.8s, 2017	—	—	105,000	109,941	110,000	115,177
Newell Rubbermaid, Inc. sr.
unsec. notes 5 1/2s, 2013	1,375,000	1,382,535	—	—	—	—
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	—	—	350,000	385,760	300,000	330,652
News America Holdings, Inc.
debs. 7 3/4s, 2045	—	—	620,000	656,364	505,000	534,619

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

Nielsen Finance, LLC/Nielsen
Finance Co. company
guaranty 10s, 2014	$ 195,000	$ 194,025	$ 190,000	$ 189,050	$ 90,000	$ 89,550
Nielsen Finance, LLC/Nielsen
Finance Co. company
guaranty stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 ††	275,000	173,938	220,000	139,150	105,000	66,413
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)	—	—	100,000	89,500	—	—
OSI Restaurant Partners, Inc.
144A sr. notes 10s, 2015	115,000	72,450	110,000	69,300	50,000	31,500
Pilgrim’s Pride Corp. sr. unsec.
notes 7 5/8s, 2015	38,000	36,480	40,000	38,400	17,000	16,320
Pinnacle Foods Finance, LLC
sr. notes 9 1/4s, 2015	125,000	110,625	115,000	101,775	55,000	48,675
Pinnacle Foods Finance, LLC
sr. sub. notes 10 5/8s, 2017	130,000	110,500	125,000	106,250	60,000	51,000
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	150,000	144,750	210,000	202,650	100,000	96,500
R.H. Donnelley Corp. sr. disc.
notes Ser. A-1, 6 7/8s, 2013	55,000	33,550	65,000	39,650	35,000	21,350
R.H. Donnelley Corp. sr. disc.
notes Ser. A-2, 6 7/8s, 2013	95,000	57,950	115,000	70,150	60,000	36,600
R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	400,000	250,000	290,000	181,250	120,000	75,000
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012	280,000	286,300	270,000	276,075	130,000	132,925
Rental Services Corp. company
guaranty 9 1/2s, 2014	240,000	200,400	230,000	192,050	105,000	87,675
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	260,000	275,382	285,000	301,861	140,000	148,283
Rite Aid Corp. company guaranty
9 3/8s, 2015	255,000	200,175	235,000	184,475	110,000	86,350
Rite Aid Corp. sec. notes
7 1/2s, 2017	245,000	220,500	225,000	202,500	105,000	94,500
Sara Lee Corp. notes 6 1/4s, 2011	—	—	330,000	349,609	300,000	317,826
Sinclair Broadcast Group, Inc.
company guaranty 8s, 2012	97,000	97,970	86,000	86,860	40,000	40,400
Sirius Satellite Radio, Inc. sr. unsec.
notes 9 5/8s, 2013	140,000	117,950	180,000	151,650	90,000	75,825
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	260,000	169,000	300,000	195,000	150,000	97,500
Spectrum Brands, Inc. company
guaranty sr. unsec.
sub. notes stepped-coupon
11 1/2s (12s, 4/2/08),
2013 †† ‡‡	140,000	116,200	145,000	120,350	65,000	53,950
Supervalu, Inc. sr. notes
7 1/2s, 2014	215,000	217,150	210,000	212,100	95,000	95,950
TCI Communications, Inc.
company guaranty 7 7/8s, 2026	—	—	1,140,000	1,201,183	830,000	874,545
TCI Communications, Inc. debs.
9.8s, 2012	—	—	65,000	74,138	50,000	57,029
TCI Communications, Inc. debs.
7 7/8s, 2013	—	—	530,000	581,068	660,000	723,594
Tesco PLC 144A notes 6.15s, 2037
(United Kingdom)	—	—	530,000	513,617	450,000	436,090
Time Warner Cable, Inc. company
guaranty 6.55s, 2037	—	—	505,000	476,710	390,000	368,153
Time Warner Cable, Inc. company
guaranty 5.85s, 2017	—	—	270,000	258,447	215,000	205,800

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Staples continued

Time Warner Entertainment
Co., LP debs. 8 3/8s, 2023	$ —	$ —	$ —	$ —	$25,000	$27,703
Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	28,937	105,000	121,534
Time Warner, Inc. debs.
9 1/8s, 2013	—	—	705,000	790,109	555,000	622,001
United Rentals NA, Inc.
company guaranty
6 1/2s, 2012	125,000	113,125	119,000	107,695	17,000	15,385
United Rentals NA, Inc.
sr. sub. notes 7s, 2014	165,000	129,525	140,000	109,900	70,000	54,950
Universal City Florida
Holding Co.
sr. notes 8 3/8s, 2010	140,000	137,200	200,000	196,000	95,000	93,100
Universal Corp. MTNC
notes 5.2s, 2013	—	—	3,160,000	3,129,620	2,840,000	2,812,696
Univision Communications,
Inc. 144A company
guaranty unsec. notes
9 3/4s, 2015 ‡‡	165,000	99,825	150,000	90,750	75,000	45,375
Viacom, Inc. sr. notes
5 3/4s, 2011	—	—	130,000	131,385	140,000	141,491
Walt Disney Co. (The)
sr. unsec. 4.7s, 2012	—	—	680,000	697,989	590,000	605,608
Young Broadcasting, Inc.
company guaranty 10s, 2011	180,000	112,950	170,000	106,675	79,000	49,573
Yum! Brands, Inc. sr. unsec.
unsub. 6 1/4s, 2018	1,340,000	1,346,838	245,000	246,250	210,000	211,072

		14,751,365		32,536,149		24,649,452

Energy		0.4%		0.6%		0.8%

Anadarko Petroleum Corp.
sr. notes 6.45s, 2036	—	—	122,000	124,634	105,000	107,267
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	—	—	85,000	87,971	93,000	96,250
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	455,000	453,863	515,000	513,713	255,000	254,363
Chaparral Energy, Inc. company
guaranty sr. unsec. notes
8 7/8s, 2017	290,000	251,575	275,000	238,563	125,000	108,438
Chesapeake Energy Corp.
company guaranty 7 3/4s, 2015	383,000	394,490	—	—	—	—
Chesapeake Energy Corp.
company guaranty 6 1/2s, 2017	95,000	91,675	—	—	—	—
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	—	—	515,000	530,450	250,000	257,500
Chesapeake Energy Corp.
sr. notes 7s, 2014	—	—	200,000	200,500	—	—
Chesapeake Energy Corp.
sr. unsec. notes 7 5/8s, 2013	—	—	225,000	230,625	230,000	235,750
Complete Production Services, Inc.
company guaranty 8s, 2016	290,000	278,400	300,000	288,000	150,000	144,000
Compton Petroleum Corp.
company guaranty 7 5/8s,
2013 (Canada)	305,000	292,038	345,000	330,338	170,000	162,775
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	125,000	120,000	175,000	168,000	80,000	76,800
Connacher Oil and Gas, Ltd.
144A sec. notes 10 1/4s,
2015 (Canada)	190,000	191,425	170,000	171,275	80,000	80,600

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy continued

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	$ 230,000	$ 235,175	$ 220,000	$ 224,950	$ 105,000	$ 107,363
Dresser-Rand Group, Inc.
company guaranty
7 3/8s, 2014	50,000	49,000	45,000	44,100	20,000	19,600
Encore Acquisition Co.
sr. sub. notes 6s, 2015	290,000	261,000	402,000	361,800	184,000	165,600
Enterprise Products Operating,
LP company guaranty
FRB 8 3/8s, 2066	—	—	460,000	447,746	485,000	472,080
Enterprise Products Operating,
LP company guaranty
FRB 7.034s, 2068	—	—	270,000	229,194	125,000	106,109
EOG Resources, Inc. sr. unsec.
notes 5 7/8s, 2017	—	—	235,000	246,360	205,000	214,910
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	125,000	121,563	110,000	106,975	55,000	53,488
Forest Oil Corp. sr. notes
8s, 2011	230,000	239,775	340,000	354,450	220,000	229,350
Harvest Operations Corp.
sr. notes 7 7/8s, 2011
(Canada)	165,000	150,975	205,000	187,575	110,000	100,650
Helix Energy Solutions Group,
Inc. 144A sr. unsec. notes
9 1/2s, 2016	360,000	360,000	310,000	310,000	150,000	150,000
Hess Corp. bonds 7 7/8s, 2029	—	—	240,000	284,818	270,000	320,420
Hilcorp Energy I, LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 9s, 2016	70,000	70,525	80,000	80,600	40,000	40,300
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	80,325	75,000	70,875	35,000	33,075
Inergy, LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	285,000	277,875	380,000	370,500	190,000	185,250
Kerr-McGee Corp. sec. notes
6.95s, 2024	180,000	190,823	230,000	243,829	110,000	116,614
Key Energy Services, Inc. 144A
sr. notes 8 3/8s, 2014	170,000	169,575	145,000	144,638	70,000	69,825
Massey Energy Co. sr. notes
6 5/8s, 2010	305,000	302,331	275,000	272,594	130,000	128,863
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	—	—	80,000	85,907	70,000	75,169
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	5,000	4,875	145,000	141,375	155,000	151,125
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	245,000	241,325	230,000	226,550	105,000	103,425
Nexen, Inc. bonds 6.4s, 2037
(Canada)	—	—	225,000	215,469	200,000	191,528
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	180,000	172,800	235,000	225,600	115,000	110,400
OPTI Canada, Inc. company
guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	220,000	217,800	215,000	212,850	100,000	99,000
Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011	41,896	44,625	60,939	64,909	43,800	46,653
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	385,000	398,475	515,000	533,025	245,000	253,575
Peabody Energy Corp. sr. notes
5 7/8s, 2016	—	—	270,000	254,475	225,000	212,063
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	400,000	411,000	455,000	467,513	230,000	236,325

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy continued

Petroleum Development Corp.
144A sr. unsec. notes
12s, 2018	$ 145,000	$ 150,075	$ 130,000	$ 134,550	$ 65,000	$ 67,275
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014
(Bermuda)	270,000	246,375	260,000	237,250	75,000	68,438
Plains Exploration & Production
Co. company guaranty
7 3/4s, 2015	70,000	69,825	50,000	49,875	30,000	29,925
Plains Exploration & Production
Co. company guaranty
7s, 2017	245,000	235,200	230,000	220,800	105,000	100,800
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	—	—	290,000	303,670	260,000	272,256
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	195,000	202,800	275,000	286,000	130,000	135,200
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	105,000	101,325	130,000	125,450	70,000	67,550
Sabine Pass LNG, LP sec. notes
7 1/2s, 2016	465,000	448,725	455,000	439,075	250,000	241,250
Stallion Oilfield Services/Stallion
Oilfield Finance Corp. 144A
sr. unsec. notes 9 3/4s, 2015	495,000	341,550	445,000	307,050	220,000	151,800
Sunoco, Inc. notes 4 7/8s, 2014	—	—	130,000	129,532	110,000	109,604
Targa Resources, Inc. company
guaranty sr. unsec. notes
8 1/2s, 2013	540,000	496,800	470,000	432,400	235,000	216,200
Tesoro Corp. company guaranty
6 1/2s, 2017	—	—	360,000	322,200	305,000	272,975
Valero Energy Corp. sr. notes
6 1/8s, 2017	—	—	130,000	131,283	150,000	151,480
Valero Energy Corp. sr. unsec.
notes 7 1/2s, 2032	—	—	275,000	286,286	235,000	244,644
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	—	—	110,000	108,883	90,000	89,086
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	—	—	130,000	134,466	100,000	103,436
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	—	—	205,000	195,318	205,000	195,318
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	—	—	95,000	93,677	105,000	103,538
Whiting Petroleum Corp.
company guaranty 7s, 2014	120,000	118,800	150,000	148,500	75,000	74,250

		8,484,783		13,379,011		8,211,528

Financial		0.3%		1.9%		3.1%

AGFC Capital Trust I company
guaranty 6s, 2067	—	—	180,000	150,766	185,000	154,954
American Express Bank FSB
notes Ser. BKN1, 5.55s, 2012	—	—	905,000	913,196	780,000	787,064
American Express Co. sr. unsec.
notes 6.15s, 2017	—	—	220,000	218,986	265,000	263,778
American International Group, Inc.
jr. sub. bonds 6 1/4s, 2037	—	—	705,000	567,599	600,000	483,063
Ameriprise Financial, Inc. jr. sub.
FRN 7.518s, 2066	—	—	405,000	383,450	450,000	426,056
Amvescap PLC company guaranty
5 5/8s, 2012	—	—	180,000	184,411	155,000	158,798

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

Bank of New York Mellon Corp.
(The) sr. unsec. 4.95s, 2012	$ —	$ —	$ 230,000	$ 235,653	$ 205,000	$ 210,038
Barclays Bank PLC FRB 6.278s,
2049 (United Kingdom)	—	—	250,000	210,058	240,000	201,655
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	—	—	620,000	620,306	535,000	535,264
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN
4.865s, 2012 (Cayman Islands)	200,000	192,462	529,000	509,063	602,000	579,311
Capital One Capital III company
guaranty 7.686s, 2036	—	—	375,000	291,246	375,000	291,246
Chubb Corp. (The) sr. notes
6s, 2037	—	—	5,000	4,533	85,000	77,058
CIT Group, Inc. jr. sub. FRN
6.1s, 2067	—	—	1,120,000	498,971	965,000	429,917
CIT Group, Inc. med. term notes
3.303s, 2008	385,000	377,313	850,000	833,029	735,000	720,325
CIT Group, Inc. sr. notes
5.4s, 2013	—	—	60,000	48,057	50,000	40,047
CIT Group, Inc. sr. notes
5s, 2014	—	—	435,000	342,325	410,000	322,651
Citigroup, Inc. sr. unsec.
bonds 6 7/8s, 2038	—	—	273,000	272,264	249,000	248,329
Citigroup, Inc. sub. notes
5s, 2014	—	—	516,000	486,292	475,000	447,652
CNA Financial Corp. unsec.
notes 6 1/2s, 2016	1,415,000	1,429,957	165,000	166,744	175,000	176,850
CNA Financial Corp. unsec.
notes 6s, 2011	885,000	908,780	165,000	169,434	170,000	174,568
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049
(Guernsey)	—	—	490,000	415,093	420,000	355,794
Deutsche Bank Capital Funding
Trust VII 144A FRB
5.628s, 2049	—	—	235,000	203,378	260,000	225,014
Developers Diversified Realty
Corp. unsec. notes
5 3/8s, 2012 (R)	—	—	85,000	79,380	85,000	79,380
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	—	—	485,000	428,765	415,000	366,881
Duke Realty, LP sr. unsec.
6 1/2s, 2018	—	—	170,000	151,381	145,000	129,119
E*Trade Financial Corp. sr. unsec.
notes 7 3/8s, 2013	125,000	88,750	10,000	7,100	5,000	3,550
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	80,000	66,800	110,000	91,850	50,000	41,750
Equity One, Inc. notes
5 3/8s, 2015 (R)	—	—	190,000	171,286	195,000	175,793
Erac USA Finance Co. 144A
company guaranty 6 3/8s, 2017	—	—	410,000	366,329	355,000	317,187
Finova Group, Inc. notes 7 1/2s,
2009 (In default) †	191,998	28,320	271,197	40,001	127,198	18,762
Fleet Capital Trust V bank guaranty
FRN 3.764s, 2028	—	—	225,000	170,889	220,000	167,092
Fund American Cos., Inc. notes
5 7/8s, 2013	—	—	300,000	309,825	275,000	284,006
GATX Financial Corp. notes
5.8s, 2016	—	—	120,000	120,914	130,000	130,990
General Electric Capital Corp.
sr. unsec. 5 5/8s, 2017	—	—	1,035,000	1,059,073	965,000	987,445

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

General Electric Capital Corp.
sr. unsec. 5 7/8s, 2038	$ —	$ —	$ 1,145,000	$ 1,103,617	$ 1,110,000	$ 1,069,882
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	—	—	720,000	704,534	555,000	543,078
GMAC, LLC sr. unsec.
unsub. notes 7 3/4s, 2010	140,000	121,095	180,000	155,694	95,000	82,172
GMAC, LLC sr. unsec. unsub.
notes 7s, 2012	70,000	53,424	305,000	232,775	355,000	270,935
GMAC, LLC sr. unsec.
unsub. notes 6 7/8s, 2012	370,000	281,174	470,000	357,167	240,000	182,383
GMAC, LLC sr. unsec.
unsub. notes 6 7/8s, 2011	475,000	363,548	605,000	463,045	295,000	225,782
GMAC, LLC sr. unsec.
unsub. notes 6 3/4s, 2014	410,000	290,157	464,000	328,373	241,000	170,556
GMAC, LLC sr. unsec.
unsub. notes 6 5/8s, 2012	205,000	155,421	145,000	109,932	70,000	53,071
GMAC, LLC sr. unsec.
unsub. notes 5.85s, 2009	220,000	205,149	240,000	223,799	130,000	121,224
GMAC, LLC sr. unsec. unsub.
notes FRN 5.276s, 2014	369,000	245,323	175,000	116,346	48,000	31,912
GMAC, LLC unsub. notes FRN
4.315s, 2009	—	—	925,000	790,565	615,000	525,619
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	—	—	1,115,000	1,046,765	995,000	934,109
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	—	—	465,000	476,739	420,000	430,603
HCP, Inc. sr. unsec. Ser. MTN,
6.7s, 2018 (R)	—	—	375,000	321,569	325,000	278,693
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	—	—	85,000	83,263	90,000	88,161
Highwood Properties, Inc. sr.
unsec. bonds 5.85s, 2017 (R)	—	—	340,000	290,427	290,000	247,717
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	—	—	175,000	172,055	175,000	172,055
HRPT Properties Trust bonds 5 3/4s,
2014 (R)	—	—	115,000	105,126	105,000	95,985
HRPT Properties Trust notes
6 1/4s, 2016 (R)	—	—	105,000	95,018	95,000	85,968
HSBC Finance Capital Trust IX
FRN 5.911s, 2035	—	—	700,000	567,661	800,000	648,755
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	—	—	1,805,000	1,712,297	1,375,000	1,304,381
HUB International Holdings, Inc.
144A sr. sub. notes
10 1/4s, 2015	70,000	51,100	70,000	51,100	30,000	21,900
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes
9s, 2014	50,000	39,000	50,000	39,000	25,000	19,500
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	—	—	615,000	548,034	670,000	597,045
International Lease Finance Corp.
sr. unsec. 6 3/8s, 2013	1,840,000	1,838,581	—	—	—	—
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)	275,000	247,500	980,000	882,000	820,000	738,000
JPMorgan Chase & Co. sr. notes
6s, 2018	—	—	1,110,000	1,157,531	1,050,000	1,094,962
JPMorgan Chase Bank NA sub.
notes 6s, 2017	—	—	330,000	343,934	280,000	291,822

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.9%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	$ —	$ —	$ 343,000	$ 315,930	$ 300,000	$ 276,324
JPMorgan Chase Capital XXV
bonds 6.8s, 2037	—	—	330,000	301,513	285,000	260,398
Lehman Brothers Holdings, Inc.
sr. unsec. notes Ser. I,
6.2s, 2014	—	—	565,000	557,273	485,000	478,367
Lehman Brothers Holdings, Inc.
sub. notes 6 3/4s, 2017	—	—	1,195,000	1,148,771	1,045,000	1,004,574
Lehman Brothers Holdings, Inc.
sub. notes 5 3/4s, 2017	—	—	140,000	126,474	160,000	144,542
Leucadia National Corp. sr.
unsec. notes 8 1/8s, 2015	115,000	115,575	95,000	95,475	45,000	45,225
Leucadia National Corp. sr.
unsec. notes 7 1/8s, 2017	195,000	184,763	185,000	175,288	85,000	80,538
Liberty Mutual Insurance 144A
notes 7.697s, 2097	—	—	490,000	459,941	510,000	478,715
Lincoln National Corp. FRB
7s, 2066	—	—	190,000	174,226	210,000	192,565
Lincoln National Corp. sr. unsec.
notes 6.3s, 2037	—	—	280,000	259,404	195,000	180,657
Loews Corp. notes 5 1/4s, 2016	—	—	95,000	94,985	100,000	99,984
Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	—	—	625,000	629,314	565,000	568,900
Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	—	—	380,000	367,117	345,000	333,303
Merrill Lynch & Co., Inc. notes
5.45s, 2013	—	—	1,035,000	1,014,806	915,000	897,147
MetLife Capital Trust IV jr.
sub. debs. 7 7/8s, 2067	—	—	1,500,000	1,363,965	1,300,000	1,182,103
Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	—	—	125,000	124,596	425,000	423,627
Nationwide Health Properties,
Inc. notes 6 1/2s, 2011 (R)	—	—	145,000	151,275	150,000	156,491
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	—	—	520,000	528,859	425,000	432,241
Nationwide Mutual Insurance
Co. 144A notes 8 1/4s, 2031	—	—	210,000	220,566	—	—
Nuveen Investments, Inc.
sr. notes 5 1/2s, 2015	—	—	110,000	70,950	110,000	70,950
Nuveen Investments, Inc. 144A
sr. notes 10 1/2s, 2015	180,000	154,350	155,000	132,913	75,000	64,313
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	—	—	295,000	317,890	330,000	355,606
ProLogis Trust sr. notes
5 3/4s, 2016 (R)	—	—	150,000	137,718	135,000	123,946
Prudential Financial, Inc.
notes Ser. MTN, 6s, 2017	—	—	320,000	321,640	280,000	281,435
Prudential Financial, Inc. sr. unsec.
unsub. notes 5.15s, 2013	—	—	—	—	35,000	35,524
Prudential Holdings, LLC 144A
bonds 8.695s, 2023	—	—	540,000	671,182	435,000	540,675
RBS Capital Trust IV company
guaranty FRN 3.496s, 2049	—	—	485,000	297,239	505,000	309,496
Regency Centers, LP sr. unsec.
5 7/8s, 2017	—	—	230,000	210,648	195,000	178,593
Rouse Co., LP/TRC Co-Issuer,
Inc. 144A sr. notes
6 3/4s, 2013 (R)	—	—	165,000	142,192	175,000	150,810

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financial continued

Rouse Co. (The) notes
7.2s, 2012 (R)	$ —	$ —	$ 150,000	$ 137,006	$ 170,000	$ 155,274
Royal Bank of Scotland Group
PLC jr. sub. notes FRN Ser.
MTN, 7.64s, 2049
(United Kingdom)	—	—	400,000	367,473	300,000	275,605
Simon Property Group, LP
unsub. bonds
5 3/4s, 2015 (R)	—	—	83,000	78,955	83,000	78,955
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	—	—	460,000	377,439	390,000	320,003
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	—	—	155,000	153,343	155,000	153,343
Swiss Re Capital I, LP 144A FRN
6.854s, 2049 (United Kingdom)	—	—	185,000	176,404	195,000	185,939
Travelers Cos., Inc. (The) sr. unsec.
notes 6 1/4s, 2037	—	—	255,000	242,347	220,000	209,084
Unitrin, Inc. sr. notes 6s, 2017	—	—	255,000	254,673	220,000	219,718
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.94s, 2014	45,000	32,513	45,000	32,513	20,000	14,450
Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	—	—	865,000	844,832	755,000	737,396
Wachovia Corp. notes
5 3/4s, 2018	—	—	210,000	206,761	220,000	216,607
Wells Fargo & Co. sr. notes
4 3/8s, 2013	—	—	730,000	726,262	660,000	656,620
Westfield Group sr. notes
5.7s, 2016 (Australia)	—	—	205,000	185,347	230,000	207,950
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049
(Australia)	—	—	295,000	286,767	230,000	223,581
Willis Group North America, Inc.
company guaranty 6.2s, 2017	—	—	215,000	214,558	185,000	184,620
ZFS Finance USA Trust I 144A
bonds FRB 6 1/2s, 2037	—	—	740,000	672,312	630,000	572,374

		7,471,055		38,569,155		34,096,225

Health Care		0.2%		0.5%		0.6%

Accellent, Inc. company
guaranty 10 1/2s, 2013	80,000	64,000	80,000	64,000	40,000	32,000
Aetna, Inc. sr. unsec. unsub.
6 3/4s, 2037	—	—	1,810,000	1,725,001	1,625,000	1,548,688
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	—	—	655,000	692,376	565,000	597,241
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	675,000	677,531	605,000	607,269	285,000	286,069
Covidien International Finance
SA 144A company guaranty
6.55s, 2037 (Luxembourg)	—	—	185,000	186,548	160,000	161,339
Covidien International Finance
SA 144A company guaranty
6s, 2017 (Luxembourg)	—	—	215,000	220,034	190,000	194,448
DaVita, Inc. company guaranty
6 5/8s, 2013	190,000	184,300	235,000	227,950	125,000	121,250
Elan Finance PLC/Elan Finance
Corp. company guaranty
7 3/4s, 2011 (Ireland)	320,000	297,200	355,000	329,706	170,000	157,888
HCA, Inc. company guaranty sr.
sec. notes 9 5/8s, 2016 ‡‡	300,000	311,250	325,000	337,188	155,000	160,813

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health Care continued

HCA, Inc. sr. sec. notes
9 1/4s, 2016	$ 530,000	$ 549,875	$ 370,000	$ 383,875	$ 185,000	$ 191,938
HCA, Inc. sr. sec. notes
9 1/8s, 2014	65,000	66,950	—	—	—	—
HCA, Inc. sr. unsec. notes
7 7/8s, 2011	416,000	408,720	590,000	579,675	275,000	270,188
HCA, Inc. sr. unsec. notes
6 1/4s, 2013	50,000	43,500	48,000	41,760	—	—
Health Management Associates,
Inc. sr. notes 6 1/8s, 2016	115,000	97,175	100,000	84,500	50,000	42,250
Healthsouth Corp. company
guaranty 10 3/4s, 2016	150,000	157,500	145,000	152,250	65,000	68,250
Hospira, Inc. sr. notes 6.05s, 2017	—	—	190,000	188,314	165,000	163,536
Hospira, Inc. sr. notes 5.55s, 2012	—	—	265,000	273,914	230,000	237,737
IASIS Healthcare/IASIS Capital
Corp. sr. sub. notes
8 3/4s, 2014	135,000	134,325	120,000	119,400	55,000	54,725
Omnicare, Inc. company
guaranty 6 3/4s, 2013	60,000	53,550	85,000	75,863	40,000	35,700
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	30,450	45,000	39,150	25,000	21,750
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	170,000	149,175	240,000	210,600	110,000	96,525
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	165,000	164,175	210,000	208,950	100,000	99,500
Select Medical Corp. company
guaranty 7 5/8s, 2015	285,000	225,150	280,000	221,200	130,000	102,700
Service Corporation International
sr. unsec. unsub. notes
6 3/4s, 2016	255,000	246,713	360,000	348,300	170,000	164,475
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	205,000	191,675	270,000	252,450	125,000	116,875
Sun Healthcare Group, Inc.
company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	200,000	193,000	195,000	188,175	90,000	86,850
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	80,000	60,000	75,000	56,250	35,000	26,250
Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	80,000	61,600	75,000	57,750	35,000	26,950
Tenet Healthcare Corp. notes
7 3/8s, 2013	300,000	267,750	360,000	321,300	165,000	147,263
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	165,000	154,275	235,000	219,725	110,000	102,850
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	210,000	189,525	140,000	126,350	65,000	58,663
UnitedHealth Group, Inc. bonds
6 7/8s, 2038	—	—	150,000	143,041	140,000	133,505
UnitedHealth Group, Inc. bonds
6s, 2018	—	—	215,000	210,596	205,000	200,801
UnitedHealth Group, Inc. sr. unsec.
notes 5 1/2s, 2012	—	—	280,000	284,194	245,000	248,670
US Oncology Holdings, Inc. sr.
unsec. notes FRN
7.949s, 2012 ‡‡	115,000	88,550	115,000	88,550	50,000	38,500
US Oncology, Inc. company
guaranty 9s, 2012	175,000	174,125	215,000	213,925	105,000	104,475
Vanguard Health Holding Co.
II, LLC sr. sub. notes 9s, 2014	250,000	240,625	255,000	245,438	120,000	115,500

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health Care continued

Ventas Realty, LP/Capital Corp.
company guaranty 9s,
2012 (R)	$ 165,000	$ 173,663	$ 235,000	$ 247,338	$ 110,000	$ 115,775
Ventas Realty, LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	—	—	145,000	141,738	140,000	136,850

		5,656,327		10,114,643		6,468,787

Other		0.7%		0.1%		0.1%

Alta CDO 144A sec. FRN
4.62s, 2012
(Cayman Islands)	9,500,000	8,835,000	—	—	—	—
Dow Jones CDX NA HY
pass-through certificates
Ser. 5-T1, 8 3/4s, 2010	3,360,000	3,486,000	2,400,000	2,490,000	960,000	996,000
Stowe CDO 08-1 144A notes
FRN 4.332s, 2010	4,110,000	3,937,380	—	—	—	—
Stowe CDO 08-1 144A sr.
unsec. FRN 6.098s, 2010	1,200,000	1,195,200	—	—	—	—

		17,453,580		2,490,000		996,000

Technology		0.4%		0.5%		0.7%

Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	70,000	58,800	70,000	58,800	35,000	29,400
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	208,000	168,480	280,000	226,800	130,000	105,300
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	415,000	378,688	373,000	340,363	166,000	151,475
Arrow Electronics, Inc. debs.
7 1/2s, 2027	—	—	160,000	163,217	175,000	178,519
Avnet, Inc. notes 6s, 2015	—	—	160,000	160,383	160,000	160,383
Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	60,000	58,950	85,000	83,513	40,000	39,300
Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	175,000	165,375	145,000	137,025	65,000	61,425
Ceridian Corp. 144A sr. unsec.
notes 11 1/4s, 2015	250,000	213,750	225,000	192,375	110,000	94,050
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	215,000	201,025	195,000	182,325	90,000	84,150
Computer Sciences Corp. 144A
sr. unsec. notes 6 1/2s, 2018	—	—	2,870,000	2,915,897	2,625,000	2,666,979
Electronic Data Systems Corp.
sr. sec. notes Ser. B,
6 1/2s, 2013	940,000	931,707	355,000	351,868	175,000	173,456
Fiserv, Inc. company guaranty
6.8s, 2017	—	—	280,000	289,353	250,000	258,351
Fiserv, Inc. company guaranty
6 1/8s, 2012	—	—	280,000	288,544	250,000	257,629
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	460,000	359,950	340,000	266,050	160,000	125,200
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub notes 9 1/8s, 2014 ‡‡	225,000	164,250	240,000	175,200	120,000	87,600
Freescale Semiconductor, Inc.
sr. sec. notes 10 1/8s, 2016	230,000	155,250	240,000	162,000	120,000	81,000
IBM Corp. sr. unsec. notes
5.7s, 2017	—	—	415,000	436,704	435,000	457,750

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology continued

Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	$ 60,000	$ 62,250	$ 70,000	$ 72,625	$ 35,000	$ 36,313
Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	5,000	5,063	—	—	90,000	91,125
Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	233,363	90,000	85,725	40,000	38,100
Iron Mountain, Inc.
sr. sub. notes 8 1/4s, 2011	215,000	214,463	360,000	359,100	40,000	39,900
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	345,000	246,675	300,000	214,500	140,000	100,100
Motorola, Inc. sr. notes 8s, 2011	1,790,000	1,819,249	—	—	—	—
Motorola, Inc. sr. unsec. notes
6 5/8s, 2037	—	—	230,000	177,891	200,000	154,687
Motorola, Inc. sr. unsec. notes
6s, 2017	—	—	170,000	145,633	145,000	124,216
Nortel Networks, Ltd. company
guaranty sr. unsec. notes
10 3/4s, 2016 (Canada)	50,000	45,688	60,000	54,825	30,000	27,413
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN
8.508s, 2011 (Canada)	160,000	137,200	185,000	158,638	95,000	81,463
NXP BV/NXP Funding, LLC
company guaranty
9 1/2s, 2015 (Netherlands)	205,000	168,613	90,000	74,025	—	—
NXP BV/NXP Funding, LLC
company guaranty sr. sec.
notes FRN 7.008s,
2013 (Netherlands)	170,000	140,250	185,000	152,625	95,000	78,375
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014
(Netherlands)	275,000	251,625	300,000	274,500	150,000	137,250
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	65,000	50,375	70,000	54,250	35,000	27,125
Seagate Technology Hdd
Holdings company
guaranty 6.8s, 2016
(Cayman Islands)	95,000	90,430	105,000	99,949	50,000	47,595
SunGard Data Systems, Inc.
company guaranty
10 1/4s, 2015	90,000	90,450	100,000	100,500	56,000	56,280
SunGard Data Systems, Inc.
company guaranty
9 1/8s, 2013	590,000	595,900	491,000	495,910	221,000	223,210
Travelport, LLC company
guaranty 9 7/8s, 2014	330,000	296,175	295,000	264,763	140,000	125,650
Tyco Electronics Group SA
company guaranty 6s, 2012
(Luxembourg)	—	—	420,000	444,373	365,000	386,181
Tyco Electronics Group SA 144A
company guaranty sr. unsec.
bonds 6.55s, 2017
(Luxembourg)	940,000	985,321	—	—	—	—
Unisys Corp. sr. unsec.
unsub. notes 8s, 2012	200,000	172,000	175,000	150,500	80,000	68,800
Xerox Corp. sr. notes 6.4s, 2016	—	—	335,000	346,567	285,000	294,841

		8,461,315		10,157,316		7,150,591

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Transportation		0.1%		0.1%		0.2%

American Airlines, Inc.
pass-through certificates
Ser. 01-1, 6.817s, 2011	$ —	$ —	$ 110,000	$ 104,500	$ 70,000	$ 66,500
American Airlines, Inc.
pass-through certificates
Ser. 01-2, 7.858s, 2011	—	—	115,000	115,000	120,000	120,000
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	—	—	56,840	55,561	47,366	46,301
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	—	—	282,851	278,608	199,485	196,492
Continental Airlines, Inc.
pass-through certificates
Ser. 98-3, 6.32s, 2008	—	—	5,000	4,975	75,000	74,625
CSX Corp. sr. unsec.
unsub. notes 6 1/4s, 2015	1,375,000	1,399,997	—	—	—	—
Delta Air Lines, Inc. 144A
collateralized 6.821s, 2022	—	—	330,765	318,837	286,988	276,638
Northwest Airlines Corp.
pass-through certificates
Ser. 00-1, 7.15s, 2019	—	—	534,973	513,574	462,258	443,768
Ryder System, Inc. sr. unsec.
unsub. notes Ser. MTN,
6s, 2013	1,645,000	1,669,237	—	—	—	—
Southwest Airlines Co.
pass-through certificates
6.15s, 2022	—	—	63,874	62,181	127,748	124,362
Union Pacific Corp. sr. unsec.
bonds 5.7s, 2018	—	—	30,000	29,931	—	—
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	—	—	290,000	293,610	355,000	359,419
Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014	—	—	115,000	121,900	100,000	106,000
United AirLines, Inc.
pass-through certificates
6.636s, 2022	—	—	248,068	230,932	209,155	194,708

		3,069,234		2,129,609		2,008,813

Utilities & Power		0.3%		1.1%		1.7%

AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	—	—	165,000	169,137	190,000	194,764
AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	120,000	121,500	105,000	106,313	50,000	50,625
AES Corp. (The) 144A
sec. notes 8 3/4s, 2013	315,000	327,600	405,000	421,200	163,000	169,520
American Water Capital Corp.
144A bonds 6.593s, 2037	—	—	165,000	165,273	145,000	145,240
American Water Capital Corp.
144A bonds 6.085s, 2017	—	—	190,000	197,728	160,000	166,508
Appalachian Power Co. sr. notes
5.8s, 2035	—	—	145,000	124,156	120,000	102,750
Arizona Public Services Co.
notes 6 1/2s, 2012	—	—	240,000	249,884	265,000	275,914
Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	—	—	320,000	327,114	275,000	281,114
Beaver Valley II Funding debs.
9s, 2017	—	—	314,000	349,146	348,000	386,952
Boardwalk Pipelines, LP company
guaranty 5 7/8s, 2016	—	—	370,000	355,405	350,000	336,194

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

Bruce Mansfield Unit
pass-through certificates
6.85s, 2034	$ —	$ —	$ 865,000	$ 919,525	$ 735,000	$ 781,331
CenterPoint Energy Houston
Electric, LLC general ref. mtge.
Ser. M2, 5 3/4s, 2014	—	—	10,000	10,206	90,000	91,852
CenterPoint Energy Resources
Corp. notes 7 3/4s, 2011	—	—	240,000	259,279	185,000	199,861
CMS Energy Corp. sr. notes
8 1/2s, 2011	170,000	180,569	150,000	159,326	70,000	74,352
CMS Energy Corp. unsub. notes
6.55s, 2017	—	—	20,000	19,450	15,000	14,588
Colorado Interstate Gas Co.
debs. 6.85s, 2037	30,000	28,607	50,000	47,678	25,000	23,839
Colorado Interstate Gas Co.
sr. notes 5.95s, 2015	3,000	2,970	5,000	4,949	3,000	2,970
Commonwealth Edison Co.
1st mtge. 6.15s, 2017	—	—	130,000	133,001	110,000	112,540
Commonwealth Edison Co.
1st mtge. 5.9s, 2036	—	—	385,000	347,058	330,000	297,479
Consolidated Natural Gas Co.
sr. notes 5s, 2014	—	—	180,000	174,731	315,000	305,779
Dayton Power & Light Co. (The)
1st mtge. 5 1/8s, 2013	—	—	144,000	149,345	135,000	140,011
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	—	—	525,000	480,128	405,000	370,384
Dominion Resources, Inc.
sr. unsub. Ser. 07-A, 6s, 2017	—	—	455,000	472,868	290,000	301,388
Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	255,000	252,450	250,000	247,500	115,000	113,850
Dynegy-Roseton Danskamme
company guaranty Ser. B,
7.67s, 2016	145,000	145,000	195,000	195,000	90,000	90,000
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	72,100	80,000	82,400	40,000	41,200
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	75,000	76,875	90,000	92,250	45,000	46,125
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	215,000	212,313	205,000	202,438	95,000	93,813
Edison Mission Energy sr. unsec.
notes 7s, 2017	195,000	194,025	140,000	139,300	65,000	64,675
El Paso Corp. sr. notes Ser. MTN,
7 3/4s, 2032	225,000	231,083	215,000	220,813	95,000	97,568
El Paso Natural Gas Co. sr. unsec.
5.95s, 2017	—	—	40,000	39,234	35,000	34,330
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	—	—	215,000	203,142	225,000	212,591
Ferrellgas, LP/Finance
sr. notes 6 3/4s, 2014	215,000	209,625	300,000	292,500	140,000	136,500
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	—	—	2,795,000	2,925,689	2,535,000	2,653,532
Florida Power Corp. 1st mtge.
6.35s, 2037	—	—	280,000	290,960	275,000	285,764
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	—	—	115,000	125,304	110,000	119,856
Indiantown Cogeneration, LP
1st mtge. Ser. A-10,
9.77s, 2020	—	—	215,000	240,293	225,000	251,469
Ipalco Enterprises, Inc. sec.
notes 8 3/8s, 2008	—	—	55,000	55,688	60,000	60,750

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

ITC Holdings Corp. 144A notes
5 7/8s, 2016	$ —	$ —	$ 260,000	$ 257,350	$ 285,000	$ 282,096
ITC Holdings Corp. 144A
sr. unsec. notes 6.05s, 2018	—	—	305,000	313,363	225,000	231,170
Kansas Gas & Electric bonds
5.647s, 2021	—	—	83,567	82,706	78,652	77,841
Kinder Morgan, Inc. notes
6s, 2017	—	—	175,000	175,836	150,000	150,717
Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	—	—	122,000	123,525	126,000	127,575
MidAmerican Energy Holdings
Co. bonds 6 1/8s, 2036	—	—	540,000	521,929	565,000	546,093
MidAmerican Energy Holdings
Co. sr. unsec. bonds
6 1/2s, 2037	—	—	445,000	445,968	280,000	280,609
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	215,000	220,644	215,000	220,644	100,000	102,625
Mirant North America, LLC
company guaranty
7 3/8s, 2013	375,000	378,750	410,000	414,100	205,000	207,050
National Fuel Gas Co. notes
5 1/4s, 2013	—	—	145,000	150,125	100,000	103,535
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	—	—	110,000	107,854	145,000	142,171
Northwestern Corp. sec. notes
5 7/8s, 2014	—	—	265,000	267,067	285,000	287,223
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	100,000	97,750	110,000	107,525	55,000	53,763
NRG Energy, Inc. sr. notes
7 3/8s, 2016	945,000	926,100	894,000	876,120	377,000	369,460
Oncor Electric Delivery Co.
debs. 7s, 2022	—	—	145,000	138,874	130,000	124,508
Oncor Electric Delivery Co. sec.
notes 7 1/4s, 2033	—	—	195,000	188,814	220,000	213,021
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	—	—	260,000	246,554	225,000	213,364
Pacific Gas & Electric Co. unsec.
bonds 4.2s, 2011	—	—	75,000	75,370	75,000	75,370
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	—	—	205,000	207,126	180,000	181,867
Potomac Edison Co. 144A
1st mtge. 5.8s, 2016	—	—	260,000	264,749	285,000	290,205
Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	—	—	175,388	183,527	151,606	158,642
PPL Energy Supply, LLC bonds
Ser. A, 5.7s, 2015	—	—	135,000	130,353	145,000	140,009
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	175,000	185,104	225,000	237,990	110,000	116,351
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	—	—	215,000	222,706	205,000	212,347
Public Service Co. of New Mexico
sr. notes 4.4s, 2008	—	—	125,000	124,781	100,000	99,825
Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	—	—	415,000	374,005	355,000	319,932
Sierra Pacific Power Co. general
ref. mtge. Ser. P, 6 3/4s, 2037	—	—	755,000	724,030	600,000	575,388
Sierra Pacific Resources sr. unsec.
notes 8 5/8s, 2014	90,000	94,505	125,000	131,258	60,000	63,004
Southern California Edison Co.
1st mtge. Ser. 06-E,
5.55s, 2037	—	—	270,000	255,783	280,000	265,256

CORPORATE BONDS AND NOTES*		Growth 4.7%		Balanced 9.5%		Conservative 13.5%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities & Power continued

Southern California Edison Co.
1st mtge. Ser. 08-A,
5.95s, 2038	$ —	$ —	$ 140,000	$ 140,259	$ 45,000	$ 45,083
Southern California Edison Co.
notes 6.65s, 2029	—	—	255,000	262,514	275,000	283,104
Southern Natural Gas. Co.
144A notes 5.9s, 2017	—	—	155,000	154,697	130,000	129,746
Spectra Energy Capital, LLC
sr. notes 8s, 2019	—	—	250,000	289,325	215,000	248,820
Spectra Energy Capital, LLC
sr. unsec. unsub. notes
5.668s, 2014	1,645,000	1,654,001	—	—	—	—
Teco Finance, Inc. sr. unsec.
unsub. notes 7.2s, 2011	270,000	288,577	610,000	651,970	430,000	459,586
Teco Finance, Inc. sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	10,322	10,000	10,322	5,000	5,161
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs.
7 1/2s, 2017	25,000	26,983	30,000	32,379	15,000	16,190
TEPPCO Partners, LP company
guaranty FRB 7s, 2067	—	—	205,000	175,654	175,000	149,949
Texas Competitive Electric
Holdings Co., LLC company
guaranty 10 1/4s, 2015	735,000	732,244	655,000	652,544	310,000	308,838
TransAlta Corp. notes
5 3/4s, 2013 (Canada)	—	—	140,000	143,619	150,000	153,878
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067
(Canada)	—	—	180,000	159,099	155,000	137,002
TransCanada Pipelines, Ltd.
sr. unsec. 6.2s, 2037
(Canada)	—	—	335,000	323,014	290,000	279,624
TXU Corp. sr. notes Ser.
P, 5.55s, 2014	525,000	409,942	554,000	432,586	237,000	185,059
West Penn Power Co. 1st mtge.
5.95s, 2017	—	—	535,000	555,781	420,000	436,314
Westar Energy, Inc. 1st mtge.
5.15s, 2017	—	—	15,000	14,608	45,000	43,823
Westar Energy, Inc. 1st mtge.
5.1s, 2020	—	—	175,000	166,096	165,000	156,605
Williams Cos., Inc. (The)
sr. unsec. notes 7 5/8s, 2019	440,000	469,700	420,000	448,350	195,000	208,163
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	51,250	60,000	61,500	30,000	30,750
Williams Partners, LP/ Williams
Partners Finance Corp.

sr. unsec. notes 7 1/4s, 2017	80,000	80,400	85,000	85,425	40,000	40,200

		7,680,989		23,325,185		18,456,890

Total corporate bonds and notes
(cost $121,251,412, $208,793,117
and $154,379,801)		$ 113,248,671		$ 197,760,672	$ 147,590,068

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Adjustable Rate Mortgage
Trust FRB Ser. 04-5,
Class 3A1, 4.953s, 2035	$ 642,056	$ 593,902	$ 1,765,656	$ 1,633,231	$ 1,258,408	$ 1,164,027
Asset Backed Funding
Certificates 144A
FRB Ser. 06-OPT3,
Class B, 5.099s, 2036	—	—	89,000	5,170	58,000	3,369
Asset Securitization Corp.
Ser. 96-MD6, Class A7,
8.631s, 2029	—	—	423,839	442,751	472,256	493,329
Ser. 96-D3, Class A1C,
7.4s, 2026	38,523	39,522	235,780	241,895	168,480	172,850
FRB Ser. 97-D5, Class A5,
6.718s, 2043	150,000	154,403	234,000	240,869	247,000	254,251
Banc of America Commercial
Mortgage, Inc.
Ser. 01-1, Class G,
7.324s, 2036	—	—	200,000	205,652	200,000	205,652
FRB Ser. 07-3, Class A3,
5.659s, 2049	167,000	165,759	748,000	742,442	593,000	588,594
Ser. 06-4, Class A4,
5.634s, 2046	—	—	920,000	888,545	1,140,000	1,101,023
Ser. 07-2, Class A2,
5.634s, 2049	146,000	143,425	479,000	470,550	434,000	426,344
Ser. 06-4, Class A2,
5.522s, 2046	620,000	626,232	3,157,000	3,188,732	2,319,000	2,342,309
Ser. 04-3, Class A5,
5.316s, 2039	230,000	221,626	920,000	886,503	930,000	896,139
Ser. 05-6, Class A2,
5.165s, 2047	204,000	203,759	304,000	303,641	371,000	370,562
Ser. 07-5, Class XW,
Interest Only (IO),
0.608s, 2051	4,510,042	116,611	20,681,024	534,726	18,465,985	477,455
Ser. 07-1, Class XW, IO,
0.291s, 2049	1,831,456	31,971	9,957,729	173,826	5,096,138	88,960
Ser. 06-1, Class XC, IO,
0.052s, 2045	1,759,956	10,157	11,591,401	66,898	12,727,812	73,457
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K,
6.15s, 2035	—	—	133,000	117,297	133,000	117,297
Ser. 02-PB2, Class XC, IO,
0.178s, 2035	2,731,803	43,858	4,066,498	65,286	2,417,334	38,810
Ser. 04-4, Class XC, IO,
0.151s, 2042	4,118,366	56,548	11,689,696	160,507	9,214,295	126,518
Ser. 04-5, Class XC, IO,
0.13s, 2041	5,854,388	72,921	14,210,506	177,003	14,702,153	183,126
Ser. 05-1, Class XW, IO,
0.102s, 2042	19,019,623	54,611	—	—	23,869,997	68,538
Ser. 06-4, Class XC, IO,
0.07s, 2046	4,119,423	51,081	19,053,455	236,263	15,929,235	197,523
Ser. 06-5, Class XC, IO,
0.063s, 2016	3,296,864	40,705	35,335,205	436,265	30,082,136	371,409
Ser. 05-4, Class XC, IO,
0.062s, 2045	6,238,913	37,880	17,756,679	107,811	17,824,482	108,223
Banc of America Funding Corp.
Ser. 07-4, Class 4A2,
IO, 5 1/2s, 2034	—	—	2,107,157	383,857	1,331,323	242,525

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
3.768s, 2018	$ 25,000	$ 24,250	$ 70,000	$ 67,900	$ 73,000	$ 70,810
FRB Ser. 04-BBA4, Class G,
3.518s, 2018	—	—	94,000	92,479	98,000	96,414
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
4.818s, 2022	190,000	157,700	186,000	154,380	187,000	155,210
FRB Ser. 05-MIB1, Class J,
3.868s, 2022	100,000	84,000	409,000	343,560	343,000	288,120
Banc of America Mortgage
Securities
FRB Ser. 03-F, Class 2A1,
3.745s, 2033	98,947	93,504	271,855	256,903	194,125	183,448
Ser. 04-D, Class 2A, IO,
0.316s, 2034	769,338	710	2,621,491	2,420	2,523,565	2,330
Ser. 05-E, Class 2, IO,
0.304s, 2035	2,078,472	6,762	6,945,987	22,597	6,688,014	21,757
Banc of America Structured
Security Trust 144A
Ser. 02-X1, Class A3,
5.436s, 2033	—	—	316,076	321,252	324,264	329,574
Bayview Commercial Asset
Trust 144A
FRB Ser. 05-1A, Class A1,
2.899s, 2035	32,583	29,324	249,800	224,820	184,634	166,171
Ser. 04-3, IO, 1.6s, 2035	289,747	16,226	738,265	41,343	726,513	40,685
Ser. 05-1A, IO, 1.6s, 2035	391,901	24,298	1,090,762	67,627	1,042,141	64,613
Ser. 05-3A, IO, 1.6s, 2035	1,162,397	80,100	3,744,965	258,063	3,382,704	233,100
Ser. 07-5A, IO, 1.55s, 2037	—	—	5,191,856	731,013	4,378,051	616,430
Ser. 07-2A, IO, 1.3s, 2037	1,934,512	228,466	5,329,381	629,400	4,554,993	537,945
Ser. 07-1, Class S, IO,
1.211s, 2037	1,192,448	129,500	7,433,913	807,323	3,441,556	373,753
Ser. 06-4A, IO, 1.14s, 2036	357,005	40,357	1,037,720	117,308	1,228,246	138,846
Ser. 06-2A, IO, 0.879s, 2036	138,965	11,384	666,382	54,592	633,876	51,929
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1,
6.865s, 2034	12,666	11,210	33,469	29,620	30,533	27,022
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-2,
Class A1, 2.729s, 2036	176,107	169,062	—	—	—	—
Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.189s, 2032	—	—	189,000	182,805	124,000	119,936
Ser. 07-PW17, Class A3,
5.736s, 2050	1,999,000	1,870,504	8,933,000	8,358,787	7,002,000	6,551,911
Ser. 05-PWR9, Class X1, IO,
0.092s, 2042	—	—	8,816,899	72,052	13,280,473	108,528
Ser. 04-PR3I, Class X1, IO,
0.068s, 2041	474,382	7,898	3,178,102	52,909	5,163,885	85,968
Bear Stearns Commercial
Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.69s, 2038	3,188,502	127,808	8,750,490	350,755	8,017,969	321,392
Ser. 06-PW14, Class X1, IO,
0.08s, 2038	3,429,031	50,308	9,409,460	138,048	8,623,268	126,514
Ser. 07-PW18, Class X1, IO,
0.06s, 2050	1,065,277	9,114	6,641,494	56,821	4,462,972	38,183

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bear Stearns Commercial
Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X1, IO,
0.041s, 2044	$ 6,186,023	$ 63,492	$ 29,351,470	$ 301,258	$ 19,956,329	$ 204,828
Ser. 05-PW10, Class X1, IO,
0.032s, 2040	11,384,825	41,229	—	—	—	—
Ser. 07-PW16, Class X, IO,
0.021s, 2040	10,178,297	9,542	87,369,870	81,909	56,204,200	52,691
Bear Stearns Small Balance
Commercial Trust 144A
Ser. 06-1A, Class AIO, IO,
1s, 2034	—	—	2,144,800	30,368	2,235,200	31,648
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	9,969	10,325	117,635	121,838	115,641	119,773
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	—	—	962,000	904,594	896,000	842,533
Ser. 98-1, Class G, 6.56s, 2030	—	—	249,000	244,081	231,000	226,436
Ser. 98-1, Class H, 6.34s, 2030	91,000	85,734	371,000	349,533	362,000	341,054
Citigroup Commercial Mortgage
Trust 144A
Ser. 05-C3, Class XC, IO,
0.104s, 2043	13,401,183	120,401	24,915,230	223,848	23,968,750	215,344
Ser. 06-C5, Class XC, IO,
0.06s, 2049	6,624,154	72,452	37,238,355	407,295	40,293,208	440,707
Citigroup Mortgage Loan Trust,
Inc. IFB Ser. 07-6, Class 2A5,
IO, 4.051s, 2037	664,785	53,074	1,679,164	134,057	1,427,196	113,941
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Ser. 06-CD3, Class A4,
5.658s, 2048	106,000	104,547	473,000	466,518	375,000	369,861
Citigroup/Deutsche Bank
Commercial Mortgage
Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	3,345,813	72,667	10,031,449	217,871	7,962,656	172,939
Ser. 06-CD2, Class X, IO,
0.086s, 2046	2,484,338	10,619	16,408,951	70,136	18,006,238	76,964
Ser. 07-CD5, Class XS, IO,
0.062s, 2044	—	—	3,227,548	28,585	—	—
Ser. 07-CD4, Class XC, IO,
0.04s, 2049	11,190,652	89,176	33,546,995	267,328	26,627,722	212,190
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	122,000	119,685	455,000	446,365	286,000	280,572
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, IO, 0.571s, 2017	601,264	23,628	2,270,139	89,209	1,474,564	57,946
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	—	—	415,000	425,514	404,000	414,236
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,278,568	2,607,000	2,433,012	2,247,000	2,097,038
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B,
6.221s, 2017	166,000	154,382	842,000	783,071	618,000	574,748
Commercial Mortgage
Pass-Through Certificates 144A
Ser. 06-CN2A, Class H,
5.57s, 2019	66,000	56,295	197,000	168,031	218,000	185,943
Ser. 06-CN2A, Class J,
5.57s, 2019	53,000	44,111	158,000	131,500	174,000	144,817

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Commercial Mortgage
Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F,
3.318s, 2034	$ 118,000	$ 102,660	$ 326,000	$ 283,620	$ 314,000	$ 273,180
Ser. 03-LB1A, Class X1, IO,
0.473s, 2038	899,890	33,821	1,913,166	71,903	2,067,947	77,720
Ser. 05-LP5, Class XC, IO,
0.208s, 2043	5,769,697	45,959	12,851,863	102,373	12,502,721	99,592
Ser. 05-C6, Class XC, IO,
0.059s, 2044	8,744,142	47,931	25,633,471	140,509	12,874,555	70,571
Ser. 06-C8, Class XS, IO,
0.055s, 2046	10,581,657	103,726	28,624,981	280,594	26,078,966	255,637
Countrywide Alternative Loan
Trust IFB
Ser. 04-2CB, Class 1A5, IO,
5.001s, 2034	208,671	11,754	41,855	2,358	116,229	6,547
Ser. 05-24, Class 1AX, IO,
1.231s, 2035	1,552,425	26,850	2,256,785	39,033	2,162,479	37,402
Countrywide Home Loans
Ser. 05-9, Class 1X, IO,
3.657s, 2035	504,544	11,607	1,788,696	41,148	1,710,766	39,355
Ser. 05-2, Class 2X, IO,
1.16s, 2035	685,851	15,240	1,907,416	42,384	1,821,850	40,483
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3,
8s, 2035	111,697	124,877	—	—	208,998	233,659
IFB Ser. 05-R1, Class 1AS,
IO, 2.89s, 2035	256,435	21,049	1,833,484	150,496	1,828,426	150,081
IFB Ser. 05-R2, Class 1AS,
IO, 2.525s, 2035	245,203	15,927	1,587,397	103,105	1,462,841	95,015
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 07-C4, Class A2,
5.811s, 2039	587,000	589,535	2,631,000	2,642,361	2,064,000	2,072,912
Ser. 06-C5, Class AX, IO,
0.093s, 2039	6,738,256	95,090	18,230,581	257,270	16,612,323	234,433
Credit Suisse Mortgage Capital
Certificates 144A
FRB Ser. 06-TFLA, Class K,
4.018s, 2021	50,000	37,500	—	—	484,000	363,000
Ser. 07-C2, Class AX, IO,
0.114s, 2049	17,353,008	153,071	47,710,533	420,855	37,685,927	332,428
Ser. 06-C4, Class AX, IO,
0.09s, 2039	6,338,269	83,791	29,284,735	387,141	24,475,500	323,563
Ser. 07-C1, Class AX, IO,
0.051s, 2040	7,615,076	67,668	36,592,676	325,163	24,836,802	220,700
Ser. 06-C3, Class AX, IO,
0.022s, 2038	15,438,120	6,175	68,347,789	27,339	73,940,676	29,576
CRESI Finance Limited
Partnership 144A
FRB Ser. 06-A, Class C,
3.199s, 2017	—	—	155,000	141,825	161,000	147,315
Criimi Mae Commercial
Mortgage Trust
144A Ser. 98-C1, Class B,
7s, 2033	1,334,172	1,336,441	—	—	—	—
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D,
5.612s, 2035	228,000	216,559	620,000	588,888	597,000	567,043

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F,
7.46s, 2035	$ 52,000	$ 56,966	$ 303,000	$ 331,938	$ 294,000	$ 322,078
Ser. 04-C2, Class A2,
5.416s, 2036	260,000	261,869	1,050,000	1,057,550	1,050,000	1,057,550
CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F,
6 3/4s, 2030	353,000	361,852	—	—	—	—
FRB Ser. 04-TF2A, Class J,
3.768s, 2016	153,000	139,230	310,000	282,100	349,000	317,590
FRB Ser. 05-TFLA, Class J,
3.768s, 2020	—	—	67,000	60,970	65,500	59,605
FRB Ser. 05-TF2A, Class J,
3.718s, 2020	43,847	38,147	148,024	128,781	148,683	129,354
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 04-TF2A, Class H,
3.518s, 2019	100,000	92,000	132,000	121,440	128,000	117,760
Ser. 01-CK1, Class AY, IO,
0.773s, 2035	4,922,871	70,766	13,635,586	196,012	13,121,110	188,616
Ser. 03-C3, Class AX, IO,
0.566s, 2038	7,661,109	278,964	14,848,799	540,690	17,175,295	625,404
Ser. 02-CP3, Class AX, IO,
0.344s, 2035	1,202,969	42,205	8,201,054	287,727	5,923,363	207,816
Ser. 04-C4, Class AX, IO,
0.256s, 2039	679,021	13,476	4,549,245	90,284	3,595,154	71,349
Ser. 05-C2, Class AX, IO,
0.125s, 2037	5,724,577	74,689	13,186,867	172,049	16,624,156	216,895
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.251s, 2031	688,128	22,472	2,666,695	87,084	1,996,860	65,210
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033	37,776	38,989	457,190	471,866	448,473	462,868
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	378,000	380,016	332,000	333,770
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	560,893	551,000	541,247
Ser. 98-CF2, Class B3,
6.04s, 2031	—	—	100,000	101,403	100,000	101,403
Fannie Mae
IFB Ser. 06-70, Class SM,
32.736s, 2036	—	—	105,304	140,902	98,768	132,157
IFB Ser. 07-75, Class JS,
31.57s, 2037	181,570	263,654	907,853	1,318,268	726,282	1,054,615
IFB Ser. 07-80, Class AS,
28.57s, 2037	—	—	588,844	817,586	479,765	666,133
IFB Ser. 07-75, Class CS,
27.309s, 2037	—	—	598,511	888,441	497,800	738,944
IFB Ser. 06-62, Class PS,
24.308s, 2036	182,868	253,494	348,669	483,329	283,649	393,197
IFB Ser. 06-48, Class TQ,
24.008s, 2036	—	—	598,851	795,263	632,564	840,033
IFB Ser. 07-60, Class SB,
24.008s, 2037	—	—	474,347	610,281	367,804	473,206
IFB Ser. 06-70, Class SJ,
24.008s, 2036	187,055	259,386	—	—	81,684	113,269
IFB Ser. 06-76, Class QB,
24.008s, 2036	312,301	434,116	492,538	684,657	442,703	615,383

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-63, Class SP,
23.708s, 2036	$340,558	$ 466,871	$ 538,114	$ 737,702	$ 483,559	$662,912
IFB Ser. 07-W7, Class 1A4,
23.588s, 2037	236,923	319,739	526,933	711,120	448,287	604,983
IFB Ser. 07-81, Class SC,
22.208s, 2037	—	—	731,408	947,539	581,132	752,856
IFB Ser. 07-1, Class NK,
21.457s, 2037	272,104	362,839	1,778,364	2,371,371	1,367,259	1,823,181
IFB Ser. 06-104, Class GS,
21.145s, 2036	—	—	226,029	299,498	227,716	301,733
IFB Ser. 06-104, Class ES,
20.456s, 2036	122,055	159,733	535,359	700,621	610,276	798,664
IFB Ser. 05-37, Class SU,
18.805s, 2035	123,430	156,685	493,721	626,740	493,721	626,740
IFB Ser. 06-49, Class SE,
18.605s, 2036	298,429	373,004	842,825	1,053,440	730,161	912,623
IFB Ser. 06-60, Class AK,
18.405s, 2036	135,291	169,969	540,340	678,840	415,773	522,344
IFB Ser. 06-60, Class TK,
18.205s, 2036	89,642	111,919	232,174	289,871	218,727	273,083
IFB Ser. 06-104, Class CS,
18.006s, 2036	139,067	170,733	577,800	709,369	715,073	877,900
IFB Ser. 07-30, Class FS,
17.791s, 2037	662,926	810,843	1,779,051	2,176,004	1,367,799	1,672,991
IFB Ser. 07-96, Class AS,
17.156s, 2037	96,351	115,485	1,011,688	1,212,590	845,964	1,013,957
IFB Ser. 05-25, Class PS,
16.726s, 2035	108,496	134,912	100,577	125,064	79,194	98,476
IFB Ser. 06-30, Class HK,
16.205s, 2036	175,098	208,386	—	—	—	—
IFB Ser. 06-115, Class ES,
16.165s, 2036	—	—	728,153	908,198	559,980	698,442
IFB Ser. 06-8, Class PK,
16.005s, 2036	189,506	225,742	562,490	670,044	618,480	736,740
IFB Ser. 05-57, Class CD,
15.38s, 2035	145,208	173,172	261,375	311,709	254,115	303,051
IFB Ser. 05-74, Class CP,
15.221s, 2035	145,690	177,629	308,862	376,575	310,319	378,351
IFB Ser. 05-115, Class NQ,
15.192s, 2036	—	—	179,569	210,460	180,919	212,042
IFB Ser. 05-99, Class SA,
15.038s, 2035	75,895	89,892	365,055	432,380	366,573	434,178
IFB Ser. 05-106, Class US,
15.038s, 2035	235,568	287,285	751,292	916,229	754,265	919,854
IFB Ser. 06-8, Class HP,
15.038s, 2036	164,730	200,262	467,543	568,390	516,800	628,272
IFB Ser. 06-8, Class WK,
15.038s, 2036	172,184	207,544	755,028	910,079	830,789	1,001,399
IFB Ser. 06-27, Class SP,
15.038s, 2036	200,000	242,385	452,000	547,790	498,000	603,538
IFB Ser. 05-45, Class DA,
14.891s, 2035	174,296	210,491	522,159	630,597	609,306	735,843
IFB Ser. 05-74, Class DM,
14.855s, 2035	209,917	252,107	717,279	861,440	690,576	829,370
IFB Ser. 05-45, Class DC,
14.781s, 2035	145,246	174,794	508,360	611,780	363,115	436,986
IFB Ser. 06-46, Class SK,
14.671s, 2036	226,548	271,350	—	—	—	—
IFB Ser. 06-60, Class CS,
14.561s, 2036	113,714	130,035	248,585	284,262	223,903	256,037

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-57, Class DC,
13.329s, 2034	$ 140,439	$ 163,341	$ 441,380	$ 513,356	$ 428,005	$ 497,800
IFB Ser. 05-74, Class SK,
12.983s, 2035	168,272	195,621	573,288	666,468	552,163	641,909
IFB Ser. 05-74, Class CS,
12.873s, 2035	145,690	168,824	351,840	407,710	354,026	410,242
IFB Ser. 04-79, Class S,
12.653s, 2032	57,832	65,036	—	—	—	—
IFB Ser. 05-45, Class PC,
12.454s, 2034	68,590	78,628	207,029	237,328	207,658	238,049
IFB Ser. 05-114, Class SP,
12.433s, 2036	—	—	224,657	247,459	226,268	249,233
IFB Ser. 05-95, Class OP,
12.328s, 2035	—	—	218,851	245,192	219,815	246,272
IFB Ser. 05-95, Class CP,
12.152s, 2035	—	—	67,683	77,689	67,683	77,689
IFB Ser. 06-62, Class NS,
12.092s, 2036	—	—	376,715	389,431	310,203	$320,674
IFB Ser. 05-106, Class JC,
12.066s, 2035	—	—	162,186	177,496	154,296	168,861
IFB Ser. 05-83, Class QP,
10.637s, 2034	—	—	124,724	134,530	124,724	134,530
IFB Ser. 05-72, Class SB,
10.378s, 2035	—	—	774,920	836,496	593,967	641,165
Ser. 03-W6, Class PT1,
10.074s, 2042	31,876	36,896	126,996	146,994	74,196	85,879
Ser. 02-T1, Class A4,
9 1/2s, 2031	3,842	4,352	—	—	—	—
Ser. 02-T4, Class A4,
9 1/2s, 2041	30,361	34,021	245,937	275,587	31,554	35,358
Ser. 02-T6, Class A3,
9 1/2s, 2041	31,491	34,958	80,246	89,082	79,141	87,856
Ser. 02-T12, Class A4,
9 1/2s, 2042	15,690	17,295	40,117	44,218	39,470	43,505
Ser. 04-T3, Class PT1,
8.984s, 2044	31,497	35,205	209,256	233,891	99,560	111,280
Ser. 99-T2, Class A1,
7 1/2s, 2039	92,400	102,605	25,083	27,853	19,828	22,018
Ser. 00-T6, Class A1,
7 1/2s, 2030	—	—	—	—	986	1,058
Ser. 01-T1, Class A1,
7 1/2s, 2040	12,165	13,233	122,068	132,787	85,713	93,240
Ser. 01-T3, Class A1,
7 1/2s, 2040	12,210	13,251	30,933	33,570	32,154	34,895
Ser. 01-T4, Class A1,
7 1/2s, 2028	17,843	19,645	117,767	129,656	96,355	106,082
Ser. 01-T5, Class A3,
7 1/2s, 2030	11,219	12,209	243,415	264,887	49,268	53,614
Ser. 01-T10, Class A2,
7 1/2s, 2041	8,507	9,249	91,055	98,994	70,186	76,305
Ser. 01-T12, Class A2,
7 1/2s, 2041	45,335	49,254	126,174	137,078	121,066	131,529
Ser. 02-14, Class A2,
7 1/2s, 2042	118,188	128,674	462,213	503,224	549,994	598,794
Ser. 02-26, Class A2,
7 1/2s, 2048	75,449	82,501	433,786	474,335	379,758	415,256
Ser. 02-T1, Class A3,
7 1/2s, 2031	29,197	31,846	604,694	659,542	91,434	99,727
Ser. 02-T4, Class A3,
7 1/2s, 2041	44,617	48,503	332,456	361,409	403,561	438,706

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 02-T12, Class A3,
7 1/2s, 2042	$ 17,508	$ 19,073	$ 100,360	$109,328	$ 58,778	$ 64,030
Ser. 02-T19, Class A3,
7 1/2s, 2042	22,484	24,624	—	—	—	—
Ser. 03-W1, Class 2A,
7 1/2s, 2042	107,709	117,673	1,108,514	1,211,059	830,432	907,252
Ser. 03-W10, Class 1A1,
7 1/2s, 2032	25,790	27,822	167,860	181,093	164,656	177,636
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	60,478	66,495	165,445	181,907	158,494	174,263
Ser. 04-T3, Class 1A4,
7 1/2s, 2044	2,814	3,094	12,505	13,750	8,128	8,938
Ser. 04-W2, Class 5A,
7 1/2s, 2044	—	—	52,999	58,305	41,681	45,855
Ser. 01-T10, Class A1,
7s, 2041	—	—	3,748	4,032	5,396	5,806
Ser. 01-W3, Class A,
7s, 2041	62,672	67,738	76,024	82,169	76,432	82,611
Ser. 02-14, Class A1,
7s, 2042	161,006	173,465	327,897	353,270	308,431	332,298
Ser. 02-26, Class A1,
7s, 2048	42,874	46,318	243,440	262,997	244,485	264,127
Ser. 02-T4, Class A2,
7s, 2041	18,955	20,402	86,272	92,858	64,948	69,906
Ser. 02-T16, Class A2,
7s, 2042	40,347	43,721	228,944	248,085	229,870	249,087
Ser. 02-T18, Class A3,
7s, 2042	16,429	17,785	—	—	—	—
Ser. 03-W3, Class 1A2,
7s, 2042	68,865	74,546	111,469	120,664	112,247	121,507
Ser. 03-W8, Class 2A,
7s, 2042	35,160	38,100	—	—	—	—
Ser. 04-T2, Class 1A3,
7s, 2043	44,847	48,709	—	—	—	—
Ser. 04-T3, Class 1A3,
7s, 2044	77,185	83,820	283,118	307,457	—	—
Ser. 04-W1, Class 2A2,
7s, 2033	400,340	434,499	1,039,274	1,127,948	999,557	1,084,842
Ser. 04-W2, Class 2A2,
7s, 2044	—	—	32,250	35,014	25,214	27,375
Ser. 04-W12, Class 1A3,
7s, 2044	160,608	174,464	—	—	—	—
Ser. 05-W4, Class 1A3,
7s, 2035	133,438	142,758	538,533	576,150	461,448	493,681
Ser. 371, Class 2, IO,
6 1/2s, 2036	3,148,300	644,648	3,837,074	785,682	3,576,276	732,281
Ser. 381, Class 14, IO,
6 1/2s, 2037	219,611	36,321	567,928	93,929	540,927	89,464
Ser. 381, Class 15, IO,
6 1/2s, 2037	93,076	15,507	239,850	39,960	229,110	38,170
Ser. 381, Class 16, IO,
6 1/2s, 2037	—	—	133,526	24,075	133,526	24,075
Ser. 363, Class 2, IO,
5 1/2s, 2035	360,044	78,684	1,679,945	367,135	1,451,038	317,110
IFB Ser. 06-90, Class SE,
IO, 5.201s, 2036	179,621	25,959	652,956	94,365	950,525	137,369
IFB Ser. 07-W6, Class 6A2,
IO, 5.201s, 2037	93,344	12,251	896,105	117,606	720,085	94,505
IFB Ser. 04-51, Class XP,
IO, 5.101s, 2034	630,063	69,971	192,912	21,424	147,339	16,363

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 03-66, Class SA,
IO, 5.051s, 2033	$ 184,793	$ 23,048	$ 600,826	$ 74,937	$ 603,019	$ 75,211
IFB Ser. 04-17, Class ST,
IO, 5.001s, 2034	440,314	57,924	—	—	—	—
IFB Ser. 08-7, Class SA,
IO, 4.951s, 2038	544,839	70,319	—	—	—	—
IFB Ser. 07-W6, Class 5A2,
IO, 4.691s, 2037	123,696	15,805	1,186,562	151,612	953,831	121,875
IFB Ser. 07-W2, Class 3A2,
IO, 4.681s, 2037	262,783	32,273	1,348,268	165,583	1,136,152	139,532
IFB Ser. 07-W4, Class 4A2,
IO, 4.681s, 2037	866,879	104,108	4,482,358	538,308	3,937,722	472,900
IFB Ser. 06-115, Class BI,
IO, 4.661s, 2036	302,258	27,799	1,410,538	129,730	1,209,033	111,198
IFB Ser. 05-113, Class AI,
IO, 4.631s, 2036	—	—	210,775	25,674	306,701	37,358
IFB Ser. 05-113, Class DI,
IO, 4.631s, 2036	1,146,259	118,522	3,909,747	404,263	3,581,858	370,359
IFB Ser. 05-52, Class DC,
IO, 4.601s, 2035	295,529	33,917	656,667	75,363	683,375	78,428
IFB Ser. 04-24, Class CS,
IO, 4.551s, 2034	241,511	26,799	833,584	92,499	805,037	89,331
IFB Ser. 04-89, Class EI,
IO, 4.551s, 2034	648,712	77,234	—	—	—	—
IFB Ser. 06-60, Class SI,
IO, 4.551s, 2036	517,236	62,915	1,357,186	165,084	1,141,148	138,806
IFB Ser. 06-60, Class UI, IO,
4.551s, 2036	237,156	30,234	551,987	70,370	463,570	59,098
IFB Ser. 07-60, Class AX, IO,
4.551s, 2037	1,244,975	141,602	5,358,205	609,435	4,627,499	526,325
IFB Ser. 07-W7, Class 3A2, IO,
4.531s, 2037	401,990	46,543	1,911,230	221,287	1,617,741	187,307
IFB Ser. 03-122, Class SA, IO,
4.501s, 2028	289,627	24,176	1,029,165	85,908	990,342	82,667
IFB Ser. 03-122, Class SJ, IO,
4.501s, 2028	307,273	25,949	1,091,838	92,204	1,048,548	88,548
IFB Ser. 06-60, Class DI, IO,
4.471s, 2035	164,644	15,968	597,670	57,965	870,069	84,384
IFB Ser. 04-60, Class SW, IO,
4.451s, 2034	441,447	54,754	1,536,804	190,616	1,473,366	182,747
IFB Ser. 05-65, Class KI, IO,
4.401s, 2035	745,038	80,051	1,099,707	118,158	1,373,707	147,598
IFB Ser. 08-01, Class GI, IO,
4.361s, 2037	998,802	116,214	5,233,804	608,972	4,385,614	510,282
IFB Ser. 07-23, Class SI, IO,
4.171s, 2037	135,160	13,035	677,489	65,337	812,648	78,372
IFB Ser. 07-30, Class WI, IO,
4.161s, 2037	2,414,248	231,418	8,249,168	790,726	6,580,140	630,741
IFB Ser. 07-39, Class JI, IO,
4.161s, 2037	574,991	51,117	1,429,391	127,074	1,234,433	109,742
IFB Ser. 07-39, Class PI, IO,
4.161s, 2037	332,040	32,974	864,743	85,876	726,168	72,114
IFB Ser. 07-54, Class CI, IO,
4.161s, 2037	115,436	12,372	1,090,640	116,890	876,391	93,927
IFB Ser. 05-12, Class SC, IO,
4.151s, 2035	519,391	49,206	1,143,263	108,310	988,992	93,695
IFB Ser. 05-17, Class ES, IO,
4.151s, 2035	185,790	20,461	660,172	72,703	633,997	69,821
IFB Ser. 05-17, Class SY, IO,
4.151s, 2035	139,816	17,203	307,460	37,829	295,270	36,329

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-73, Class SI, IO,
4.151s, 2035	$ 68,702	$ 6,649	$ 348,319	$ 33,713	$ 335,266	$ 32,449
IFB Ser. 06-12, Class SD, IO,
4.151s, 2035	—	—	2,357,565	291,357	2,374,052	293,394
IFB Ser. 06-56, Class SM, IO,
4.151s, 2036	1,087,114	113,940	3,176,744	332,953	2,461,326	257,970
IFB Ser. 06-128, Class SH, IO,
4.151s, 2037	110,968	10,035	795,975	71,984	820,088	74,165
IFB Ser. 07-28, Class SE, IO,
4.151s, 2037	381,069	39,745	1,111,526	115,932	871,661	90,914
IFB Ser. 06-123, Class CI, IO,
4.141s, 2037	855,043	87,643	2,478,760	254,075	1,951,916	200,073
IFB Ser. 06-123, Class UI, IO,
4.141s, 2037	352,023	36,005	925,629	94,674	777,629	79,536
IFB Ser. 07-30, Class IE, IO,
4.141s, 2037	507,582	65,282	2,495,610	320,968	2,094,694	269,405
IFB Ser. 07-W5, Class 2A2,
IO, 4.141s, 2037	—	—	506,362	51,410	423,952	43,043
IFB Ser. 05-82, Class SY, IO,
4.131s, 2035	409,885	41,141	1,396,956	140,215	1,344,798	134,980
IFB Ser. 05-45, Class EW, IO,
4.121s, 2035	523,077	45,909	2,641,257	231,815	2,672,737	234,578
IFB Ser. 05-45, Class SR, IO,
4.121s, 2035	537,093	53,636	1,869,772	186,722	1,792,590	179,014
IFB Ser. 05-17, Class SA, IO,
4.101s, 2035	765,733	78,243	861,451	88,024	827,296	84,534
IFB Ser. 05-17, Class SE, IO,
4.101s, 2035	262,287	26,430	931,988	93,915	895,037	90,191
IFB Ser. 05-23, Class SG, IO,
4.101s, 2035	279,723	28,259	994,505	100,469	955,225	96,501
IFB Ser. 05-29, Class SY, IO,
4.101s, 2035	822,826	93,256	—	—	—	—
IFB Ser. 05-54, Class SA, IO,
4.101s, 2035	383,671	32,661	1,325,935	112,874	1,280,090	108,971
IFB Ser. 05-57, Class DI, IO,
4.101s, 2035	591,264	57,306	2,059,679	199,625	1,975,213	191,438
IFB Ser. 05-57, Class NI, IO,
4.101s, 2035	185,892	20,119	475,294	51,440	399,247	43,209
IFB Ser. 05-84, Class SG, IO,
4.101s, 2035	420,547	45,968	1,344,662	146,980	1,348,745	147,426
IFB Ser. 05-95, Class CI, IO,
4.101s, 2035	248,527	28,661	803,570	92,671	807,336	93,105
IFB Ser. 05-104, Class NI, IO,
4.101s, 2035	410,848	45,386	920,301	101,664	928,518	102,572
IFB Ser. 06-16, Class SM, IO,
4.101s, 2036	448,256	51,751	1,041,631	120,257	811,053	93,637
IFB Ser. 06-126, Class CS, IO,
4.101s, 2037	334,075	30,887	456,236	42,182	426,319	39,416
IFB Ser. 07-15, Class BI, IO,
4.101s, 2037	579,579	59,486	1,524,764	156,496	1,280,465	131,422
IFB Ser. 05-83, Class QI, IO,
4.091s, 2035	—	—	213,598	26,664	215,267	26,872
IFB Ser. 06-128, Class GS, IO,
4.081s, 037	130,244	13,620	1,222,228	127,814	982,440	102,738
IFB Ser. 05-83, Class SL, IO,
4.071s, 2035	696,545	68,264	2,265,139	221,992	2,273,641	222,826
IFB Ser. 06-114, Class IS, IO,
4.051s, 2036	204,473	19,163	1,046,221	98,052	881,790	82,641
Ser. 06-116, Class ES, IO,
4.051s, 2036	325,647	28,965	776,356	69,054	932,277	82,922

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-116, Class LS, IO,
4.051s, 2036	$ 679,735	$ 69,481	$ —	$ —	$ —	$ —
IFB Ser. 06-115, Class GI, IO,
4.041s, 2036	—	—	994,025	107,453	820,596	88,706
IFB Ser. 06-115, Class IE, IO,
4.041s, 2036	317,561	35,465	818,502	91,410	687,005	76,725
IFB Ser. 06-117, Class SA, IO,
4.041s, 2036	468,650	43,610	1,233,066	114,742	1,035,606	96,368
IFB Ser. 06-121, Class SD, IO,
4.041s, 2036	396,635	37,466	2,398,410	226,555	1,830,944	172,952
IFB Ser. 06-109, Class SG, IO,
4.031s, 2036	576,181	54,684	1,673,110	158,791	1,280,870	121,565
IFB Ser. 06-104, Class IM, IO,
4.021s, 2036	104,140	11,137	348,684	37,288	442,596	47,331
IFB Ser. 06-104, Class SY, IO,
4.021s, 2036	224,634	20,417	753,686	68,504	956,631	86,950
IFB Ser. 06-109, Class SH, IO,
4.021s, 2036	424,305	49,321	1,245,245	144,746	977,748	113,653
IFB Ser. 06-111, Class SA, IO,
4.021s, 2036	3,417,503	358,749	—	—	—	—
IFB Ser. 05-122, Class SG, IO,
4.001s, 2035	108,035	11,907	1,049,252	115,640	816,813	90,022
IFB Ser. 06-8, Class JH, IO,
4.001s, 2036	708,252	76,852	3,638,822	394,844	3,063,135	332,377
IFB Ser. 06-8, Class PS, IO,
4.001s, 2036	239,190	28,393	—	—	—	—
IFB Ser. 06-43, Class SI, IO,
4.001s, 2036	641,564	59,214	2,988,594	275,838	2,580,765	238,196
IFB Ser. 06-44, Class IS, IO,
4.001s, 2036	382,756	35,539	1,039,592	96,528	1,184,224	109,957
IFB Ser. 06-45, Class XS, IO,
4.001s, 2034	409,718	42,103	—	—	—	—
Ser. 06-104, Class SG, IO,
4.001s, 2036	665,111	55,732	1,682,167	140,954	2,061,185	172,713
IFB Ser. 06-128, Class SC, IO,
4.001s, 2037	866,199	84,168	3,887,725	377,766	3,046,953	296,069
IFB Ser. 07-W6, Class 4A2, IO,
4.001s, 2037	679,031	71,400	4,800,279	504,747	3,858,088	405,676
IFB Ser. 05-95, Class OI, IO,
3.991s, 2035	—	—	120,272	15,522	121,119	15,631
IFB Ser. 06-92, Class JI, IO,
3.981s, 2036	267,704	27,381	674,964	69,035	876,839	89,683
IFB Ser. 06-92, Class LI, IO,
3.981s, 2036	456,271	44,567	1,198,732	117,089	1,006,575	98,320
IFB Ser. 06-96, Class ES, IO,
3.981s, 2036	258,037	24,056	1,559,913	145,428	1,189,976	110,939
IFB Ser. 06-99, Class AS, IO,
3.981s, 2036	366,064	37,088	936,671	94,900	1,172,867	118,830
IFB Ser. 06-85, Class TS, IO,
3.961s, 2036	302,718	27,118	1,147,475	102,794	1,347,966	120,755
IFB Ser. 06-61, Class SE, IO,
3.951s, 2036	391,019	32,466	1,230,963	102,206	1,374,170	114,097
IFB Ser. 07-75, Class PI, IO,
3.941s, 2037	319,988	29,901	1,498,791	140,052	1,286,386	120,204
IFB Ser. 07-76, Class SA, IO,
3.941s, 2037	509,422	31,149	1,221,633	74,697	1,221,633	74,697
IFB Ser. 07-W7, Class 2A2,
IO 3.931s, 2037	803,379	82,478	3,293,853	338,160	2,816,666	289,170

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-88, Class MI, IO,
3.921s, 2037	$ 142,248	$ 12,841	$ 774,362	$ 69,906	$ 684,568	$ 61,800
IFB Ser. 03-124, Class ST, IO,
3.901s, 2034	120,326	12,100	—	—	—	—
Ser. 06-94, Class NI, IO,
3.901s, 2036	329,829	28,278	823,513	70,604	1,009,262	86,529
IFB Ser. 07-1, Class NI, IO,
3.901s, 2037	1,095,155	110,128	3,065,593	308,274	2,627,531	264,223
IFB Ser. 07-15, Class NI, IO,
3.901s, 2022	166,930	14,156	2,086,621	176,945	1,585,832	134,478
IFB Ser. 07-103, Class AI, IO,
3.901s, 2037	1,073,984	109,005	5,508,911	559,131	4,643,036	471,248
IFB Ser. 07-116, Class IA, IO,
3.901s, 2037	895,704	87,627	4,633,526	453,297	4,070,400	398,207
IFB Ser. 08-10, Class AI, IO,
3.901s, 2038	960,188	69,105	—	—	—	—
IFB Ser. 07-106, Class SM, IO,
3.861s, 2037	390,533	34,782	—	—	—	—
IFB Ser. 06-79, Class SH, IO,
3.851s, 2036	962,952	104,721	—	—	—	—
IFB Ser. 07-109, Class XI, IO,
3.851s, 2037	196,770	20,066	885,462	90,296	787,077	80,263
IFB Ser. 07-109, Class YI, IO,
3.851s, 2037	243,834	21,870	1,246,154	111,770	1,051,472	94,309
IFB Ser. 07-W8, Class 2A2, IO,
3.851s, 2037	515,065	53,289	2,443,108	252,765	2,067,169	213,870
IFB Ser. 08-3, Class SC, IO,
3.851s, 2038	359,907	37,031	1,375,180	141,493	903,237	92,935
IFB Ser. 07-30, Class JS, IO,
3.841s, 2037	824,021	80,229	2,165,472	210,836	1,818,469	177,051
IFB Ser. 07-30, Class LI, IO,
3.841s, 2037	1,349,638	133,067	3,947,378	389,190	3,058,701	301,571
IFB Ser. 07-54, Class KI, IO,
3.841s, 2037	176,382	16,045	648,206	58,964	546,786	49,738
IFB Ser. 07-W2, Class 1A2, IO,
3.831s, 2037	106,145	10,368	1,058,583	103,402	912,275	89,111
IFB Ser. 07-54, Class IA, IO,
3.811s, 2037	232,156	22,651	1,139,590	111,187	955,339	93,210
IFB Ser. 07-54, Class IB, IO,
3.811s, 2037	232,156	22,651	1,139,590	111,187	955,339	93,210
IFB Ser. 07-54, Class IC, IO,
3.811s, 2037	232,156	22,651	1,139,590	111,187	955,339	93,210
IFB Ser. 07-54, Class ID, IO,
3.811s, 2037	232,156	22,651	1,139,590	111,187	955,339	93,210
IFB Ser. 07-54, Class IE, IO,
3.811s, 2037	232,156	22,651	1,139,590	111,187	955,339	93,210
IFB Ser. 07-54, Class IF, IO,
3.811s, 2037	344,548	33,617	1,696,026	165,477	1,420,572	138,602
IFB Ser. 07-54, Class NI, IO,
3.811s, 2037	108,810	10,631	1,061,374	103,699	942,065	92,042
IFB Ser. 07-54, Class UI, IO,
3.811s, 2037	154,019	16,872	1,536,413	168,302	1,256,721	137,664
IFB Ser. 07-106, Class SN, IO,
3.811s, 2037	311,533	26,918	1,512,886	130,722	1,275,664	110,225
IFB Ser. 07-91, Class AS, IO,
3.801s, 2037	211,618	19,386	997,224	91,354	849,279	77,801
IFB Ser. 07-91, Class HS, IO,
3.801s, 2037	110,245	9,931	1,061,932	95,657	899,863	81,058
IFB Ser. 07-109, Class AI, IO,
3.801s, 2037	—	—	6,579,044	641,070	5,495,076	535,447

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-115, Class JI, IO,
3.781s, 036	$ 1,159,648	$ 111,277	$ 3,357,786	$ 322,205	$ 2,639,497	$ 253,279
IFB Ser. 06-123, Class BI, IO,
3.781s, 2037	2,072,831	192,864	6,028,483	560,914	4,741,600	441,177
IFB Ser. 07-15, Class CI, IO,
3.781s, 2037	1,578,551	152,164	4,584,892	441,961	3,609,383	347,927
IFB Ser. 07-109, Class PI, IO,
3.751s, 2037	149,096	14,182	1,454,663	138,369	1,290,854	122,787
IFB Ser. 06-123, Class LI, IO,
3.721s, 2037	768,674	70,175	2,228,293	203,428	1,753,269	160,062
IFB Ser. 08-1, Class DI, IO,
3.661s, 2038	395,143	31,554	539,636	43,092	504,250	40,266
IFB Ser. 07-116, Class BI, IO,
3.651s, 2037	831,298	73,672	4,297,337	380,844	3,774,329	334,493
IFB Ser. 08-1, Class AI, IO,
3.651s, 2037	1,199,222	111,804	6,283,488	585,814	5,265,243	490,883
IFB Ser. 08-1, Class NI, IO,
3.651s, 2037	504,428	41,528	2,455,147	202,123	2,056,136	169,274
IFB Ser. 08-13, Class SA, IO,
3.621s, 2038	2,057,956	180,392	243,339	21,330	180,766	15,845
IFB Ser. 08-1, Class HI, IO,
3.601s, 2037	566,781	50,953	2,965,690	266,611	2,485,115	223,409
IFB Ser. 07-39, Class AI, IO,
3.521s, 037	385,725	31,872	1,959,806	161,937	1,649,800	136,321
IFB Ser. 07-32, Class SD, IO,
3.511s, 2037	271,078	23,126	1,342,740	114,552	1,127,685	96,206
IFB Ser. 05-74, Class SE, IO,
3.501s, 2035	1,853,647	144,629	2,516,729	196,366	2,300,616	179,504
IFB Ser. 05-82, Class SI, IO,
3.501s, 2035	787,543	61,556	2,682,852	209,697	2,583,277	201,914
IFB Ser. 07-1, Class CI, IO,
3.501s, 2037	262,732	22,939	1,293,650	112,950	1,083,986	94,644
IFB Ser. 07-30, Class UI, IO,
3.501s, 2037	226,070	20,343	1,109,716	99,856	930,295	83,711
IFB Ser. 07-32, Class SC, IO,
3.501s, 2037	356,016	30,387	1,778,272	151,779	1,492,736	127,408
IFB Ser. 05-74, Class NI, IO,
3.481s, 2035	442,589	43,185	—	—	—	—
IFB Ser. 05-14, Class SE, IO,
3.451s, 2035	287,268	21,532	1,563,274	117,174	1,380,808	103,498
IFB Ser. 05-58, Class IK, IO,
3.401s, 2035	266,814	26,411	923,305	91,396	891,214	88,219
IFB Ser. 08-1, Class BI, IO,
3.311s, 2038	1,135,472	73,417	6,177,869	399,446	5,456,545	352,807
IFB Ser. 07-75, Class ID, IO,
3.271s, 2037	144,832	12,110	1,359,119	113,638	1,092,474	91,344
IFB Ser. 08-33, Class SA, IO,
2.942s, 2038	1,303,000	105,321	4,985,000	402,938	3,274,000	264,637
FRB Ser. 07-114, Class A1,
2.799s, 2037	958,961	957,235	—	—	—	—
Ser. 03-W12, Class 2, IO,
2.221s, 2043	1,022,736	56,254	2,037,857	112,089	1,676,226	92,198
Ser. 03-W10, Class 3, IO,
1.93s, 2043	319,254	15,241	1,310,790	62,575	1,022,669	48,821
Ser. 03-W10, Class 1, IO,
1.925s, 2043	907,727	42,786	4,339,077	204,522	6,314,655	297,640
Ser. 03-W8, Class 12, IO,
1.636s, 2042	1,385,618	58,008	4,916,679	205,835	3,785,673	158,486

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
FRB Ser. 03-W17, Class 12,
IO, 1.15s, 2033	$ —	$ —	$ 1,611,376	$ 56,939	$ 1,547,007	$ 54,664
Ser. 03-T2, Class 2, IO,
0.815s, 2042	665,900	15,763	6,409,290	151,714	4,557,255	107,875
Ser. 03-W6, Class 51, IO,
0.681s, 2042	445,437	8,071	1,992,477	36,101	1,578,008	28,591
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	1,476,007	111,539	4,326,693	326,960	4,333,448	327,470
Ser. 01-T12, Class IO,
0.565s, 2041	2,395,719	32,092	1,201,658	16,097	799,628	10,711
Ser. 03-W2, Class 1, IO,
0.469s, 2042	319,701	4,015	11,225,050	140,967	8,987,144	112,863
Ser. 01-50, Class B1, IO,
0.451s, 2041	2,979,947	28,589	2,107,103	20,215	1,410,707	13,534
Ser. 02-T4, IO, 0.45s, 2041	6,442,028	69,143	6,771,016	72,674	4,281,608	45,955
Ser. 02-T1, Class IO, IO,
0.424s, 2031	1,118,170	12,085	1,388,480	15,007	881,649	9,529
Ser. 03-W6, Class 3, IO,
0.366s, 2042	611,300	5,654	2,734,054	25,289	2,165,470	20,030
Ser. 03-W6, Class 23, IO,
0.351s, 2042	648,262	6,798	2,898,828	30,397	2,295,825	24,074
Ser. 02-W8, Class 1, IO,
0.345s, 2042	1,246,816	11,419	—	—	—	—
Ser. 01-79, Class BI, IO,
0.333s, 2045	1,077,895	8,877	7,346,267	60,499	5,223,643	43,018
Ser. 370, Class 1, Principal
Only (PO), zero %, 2036	277,883	230,835	583,396	484,621	636,289	528,559
Ser. 372, Class 1, PO,
zero %, 2036	—	—	5,511,654	4,590,501	4,258,238	3,546,566
Ser. 03-34, Class P1, PO,
zero %, 2043	36,904	25,031	—	—	—	—
Ser. 04-38, Class AO, PO,
zero %, 2034	317,502	237,750	882,879	661,112	819,518	613,667
Ser. 04-61, Class CO, PO,
zero %, 2031	223,141	197,367	675,170	597,183	605,258	535,347
FRB Ser. 05-36, Class QA,
zero %, 2035	—	—	103,879	93,834	100,266	90,570
FRB Ser. 05-57, Class UL,
zero %, 2035	148,595	141,724	513,183	489,454	495,670	472,751
FRB Ser. 05-65, Class CU,
zero %, 2034	—	—	145,283	159,135	139,759	153,084
FRB Ser. 05-65, Class ER,
zero %, 2035	165,771	155,643	562,833	528,449	541,866	508,763
FRB Ser. 05-79, Class FE,
zero %, 2035	40,078	39,778	—	—	—	—
FRB Ser. 05-81, Class DF,
zero %, 2033	—	—	59,326	58,980	57,472	57,137
FRB Ser. 05-117, Class GF,
zero %, 2036	113,966	105,675	126,696	117,479	110,935	102,865
FRB Ser. 06-1, Class HF,
zero %, 2032	—	—	55,257	53,249	84,108	81,052
Ser. 06-16, Class OG, PO,
zero %, 2036	—	—	87,089	65,501	95,006	71,455
Ser. 06-46, Class OC, PO,
zero %, 2036	—	—	96,271	76,760	—	—
FRB Ser. 06-54, Class CF,
zero %, 2035	—	—	—	—	51,133	48,864
Ser. 06-56, Class XF,
zero %, 2036	—	—	77,342	75,753	77,342	75,753

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-75, Class FY,
zero %, 2036	$ —	$ —	$ 228,662	$ 226,204	$ 179,401	$ 177,472
Ser. 06-84, Class OT, PO,
zero %, 2036	—	—	78,351	63,587	78,351	63,587
FRB Ser. 06-104, Class EK,
zero %, 2036	61,918	60,678	81,731	80,095	112,071	109,828
FRB Ser. 06-115, Class SN,
zero %, 2036	86,541	86,894	477,706	479,655	407,608	409,271
Ser. 06-117, Class OA, PO,
zero %, 2036	—	—	133,052	100,829	116,103	87,984
Ser. 06-125, Class MO, PO,
zero %, 2037	—	—	397,908	321,572	307,553	248,551
Ser. 06-125, Class OX, PO,
zero %, 2037	—	—	92,519	71,356	89,825	69,277
Ser. 07-14, Class KO, PO,
zero %, 2037	—	—	254,142	204,842	197,072	158,843
Ser. 07-15, Class IM, IO,
zero %, 2009	400,121	10,057	1,159,821	29,153	980,031	24,634
Ser. 07-16, Class TS, IO,
zero %, 2009	1,585,409	43,619	4,642,672	127,734	3,956,972	108,868
Ser. 07-31, Class TS, IO,
zero %, 2009	1,015,116	29,927	2,942,782	86,756	2,485,191	73,266
Ser. 07-47, Class B0, PO,
zero %, 2037	—	—	99,474	79,895	134,074	107,684
Ser. 07-64, Class LO, PO,
zero %, 2037	—	—	835,333	730,122	697,651	609,781
FRB Ser. 07-76, Class SF,
zero %, 2037	96,325	95,953	107,884	107,467	—	—
Ser. 08-9, PO, zero %, 2038	—	—	101,924	79,650	111,725	87,308
Ser. 08-33, PO, zero %, 2038	200,000	148,148	138,000	102,222	151,000	111,852
Federal Home Loan Mortgage
Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6,
9 1/2s, 2042	16,112	17,998	41,038	45,844	40,430	45,165
Ser. T-42, Class A5,
7 1/2s, 2042	102,909	110,513	241,453	259,294	404,879	434,795
Ser. T-51, Class 2A,
7 1/2s, 2042	104,662	114,080	230,688	251,445	267,949	292,059
Ser. T-58, Class 4A,
7 1/2s, 2043	483,869	530,259	157,264	172,341	86,553	94,851
Ser. T-41, Class 2A,
7s, 2032	11,901	12,806	72,954	78,501	64,861	69,793
Ser. T-58, Class 3A,
7s, 2043	19,535	21,159	17,687	19,157	—	—
Ser. T-60, Class 1A2,
7s, 2044	123,104	133,544	752,897	816,752	757,339	821,571
IFB Ser. T-56, Class 2ASI,
IO, 5.501s, 2043	156,632	20,852	703,451	93,647	559,214	74,445
Ser. T-56, Class A, IO,
0.524s, 2043	581,739	7,703	2,043,442	27,057	1,629,821	21,580
Ser. T-56, Class 3, IO,
0.373s, 2043	545,254	343	1,810,811	1,141	1,479,346	932
Ser. T-56, Class 1, IO,
0.272s, 2043	696,925	5,478	2,314,906	18,197	1,890,924	14,864
Ser. T-56, Class 2, IO,
0.049s, 2043	634,236	1,807	2,106,095	5,999	1,720,519	4,901

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

FFCA Secured Lending Corp.
Ser. 99-1A, Class C1,
7.59s, 2025	$ 100,000	$ 75,070	$ —	$ —	$ —	$ —
FFCA Secured Lending
Corp. 144A
Ser. 00-1, Class A2,
7.77s, 2027	108,453	124,528	369,074	423,777	195,050	223,960
Ser. 00-1, Class X, IO,
1.339s, 2020	411,689	21,745	1,591,681	84,072	1,017,244	53,730
First Horizon Alternative
Mortgage Securities FRB
Ser. 05-AA10,
Class 2A1, 5.749s, 2035	437,905	343,756	1,203,950	945,101	857,901	673,453
First Union National Bank-
Bank of America Commercial
Mortgage 144A
Ser. 01-C1, Class 3, IO,
1.682s, 2033	—	—	6,572,953	238,857	5,854,419	212,746
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F,
7 1/2s, 2029	—	—	580,000	631,874	538,000	586,118
Ser. 97-C2, Class G,
7 1/2s, 2029	71,000	60,037	185,000	156,436	288,000	243,532
First Union-Lehman Brothers-
Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	—	—	717,000	679,974	703,000	666,697
Freddie Mac
IFB Ser. 3360, Class SB,
26.1s, 2037	—	—	479,357	710,175	383,485	568,140
IFB Ser. 3339, Class WS,
25.637s, 2037	—	—	569,910	841,295	473,826	699,457
IFB Ser. 3339, Class JS,
24.521s, 2037	—	—	509,722	688,987	424,016	573,140
IFB Ser. 3153, Class SQ,
22.635s, 2036	425,169	578,955	—	—	—	—
IFB Ser. 3202, Class PS,
22.335s, 2036	—	—	275,264	373,315	465,462	631,262
IFB Ser. 3331, Class SE,
22.095s, 2037	—	—	416,406	538,916	361,197	467,464
IFB Ser. 3349, Class SA,
22.095s, 2037	—	—	1,681,085	2,254,924	1,457,906	1,955,564
IFB Ser. 3153, Class SX,
19.163s, 2036	262,939	341,507	226,975	294,796	—	—
IFB Ser. 3202, Class HM,
19.162s, 2036	—	—	175,820	229,133	263,317	343,162
IFB Ser. 3153, Class JS,
19.013s, 2036	93,643	122,439	87,128	113,921	81,428	106,468
IFB Ser. 3182, Class PS,
17.33s, 2032	79,025	102,841	461,509	600,592	459,928	598,535
IFB Ser. 3081, Class DC,
16.481s, 2035	157,156	193,177	300,168	368,969	300,168	368,969
IFB Ser. 3114, Class GK,
15.13s, 2036	—	—	188,540	230,471	206,732	252,710
IFB Ser. 3360, Class SC,
14.879s, 2037	—	—	943,105	1,091,751	724,592	838,798
IFB Ser. 3408, Class EK,
14.456s, 2037	115,337	133,199	2,386,580	2,756,203	1,985,367	2,292,851
IFB Ser. 2976, Class KL,
14.052s, 2035	167,017	198,533	533,325	633,964	511,540	608,068

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 2990, Class DP,
13.943s, 2034	$ 77,443	$ 89,821	$ 458,463	$ 531,739	$ 442,200	$ 512,877
IFB Ser. 2979, Class AS,
13.942s, 2034	—	—	131,902	150,908	132,651	151,765
IFB Ser. 3153, Class UT,
13.686s, 2036	165,650	191,113	135,833	156,712	—	—
IFB Ser. 3149, Class SU,
11.914s, 2036	—	—	415,128	456,206	348,278	382,741
IFB Ser. 3012, Class ST,
11.817s, 2035	78,581	89,186	—	—	—	—
IFB Ser. 3065, Class DC,
11.408s, 2035	168,685	186,886	480,546	532,398	482,192	534,221
IFB Ser. 3226, Class TY,
10.397s, 2036	128,031	132,875	—	—	—	—
IFB Ser. 3012, Class FS,
9.831s, 2035	81,836	86,222	79,453	83,711	79,453	83,711
IFB Ser. 2990, Class WP,
9.759s, 2035	69,215	75,294	326,697	355,386	315,622	343,339
IFB Ser. 2990, Class LB,
9.744s, 2034	165,170	174,955	560,455	593,658	536,401	568,180
IFB Ser. 3031, Class BS,
9.681s, 2035	193,880	207,357	—	—	—	—
IFB Ser. 2927, Class SI, IO,
5.683s, 2035	207,891	30,809	739,443	109,582	710,189	105,247
IFB Ser. 2828, Class GI, IO,
4.683s, 2034	236,240	31,380	774,475	102,876	773,595	102,759
IFB Ser. 3184, Class SP, IO,
4.533s, 2033	181,925	20,154	1,715,924	190,096	1,378,568	152,723
IFB Ser. 2869, Class SH, IO,
4.483s, 034	117,482	10,694	405,087	36,875	389,026	35,413
IFB Ser. 2869, Class JS, IO,
4.433s, 2034	536,490	48,196	1,758,797	158,001	1,756,798	157,822
IFB Ser. 2882, Class LS, IO,
4.383s, 2034	215,959	25,167	1,173,232	136,726	1,036,479	120,789
IFB Ser. 3203, Class SH, IO,
4.323s, 2036	103,545	12,886	978,292	121,748	786,113	97,831
IFB Ser. 2594, Class SE, IO,
4.233s, 2030	246,080	18,459	—	—	—	—
IFB Ser. 2815, Class PT, IO,
4.233s, 2032	239,808	26,677	852,114	94,791	818,329	91,033
IFB Ser. 2828, Class TI, IO,
4.233s, 2030	138,811	14,886	422,714	45,332	423,970	45,466
IFB Ser. 3397, Class GS, IO,
4.183s, 2037	201,872	18,263	972,395	87,972	835,918	75,625
IFB Ser. 3297, Class BI, IO,
3.943s, 2037	1,311,369	140,346	3,446,112	368,811	2,894,149	309,739
IFB Ser. 3311, Class BI, IO,
3.943s, 2037	394,022	34,425	1,836,228	160,429	1,586,257	138,589
IFB Ser. 2922, Class SE, IO,
3.933s, 2035	302,677	25,378	1,053,587	88,339	1,010,120	84,695
IFB Ser. 3028, Class ES, IO,
3.933s, 2035	695,111	78,036	2,219,714	249,193	2,228,512	250,181
IFB Ser. 3249, Class SI, IO,
3.933s, 2036	280,867	33,629	561,734	67,258	468,112	56,048
IFB Ser. 3281, Class BI, IO,
3.933s, 2037	273,876	28,110	666,138	68,370	559,238	57,399
IFB Ser. 3281, Class CI, IO,
3.933s, 2037	211,607	18,255	984,653	84,946	850,692	73,389
IFB Ser. 3284, Class IV, IO,
3.933s, 2037	95,716	11,060	892,070	103,078	748,496	86,488

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3287, Class SD, IO,
3.933s, 2037	$ 552,778	$ 53,705	$ 1,610,076	$ 156,427	$ 1,260,861	$ 122,499
IFB Ser. 3045, Class DI, IO,
3.913s, 2035	346,179	31,226	2,546,182	229,671	3,800,898	342,849
IFB Ser. 2927, Class ES, IO,
3.883s, 2035	164,254	13,896	582,300	49,263	559,452	47,330
IFB Ser. 2950, Class SM, IO,
3.883s, 2016	236,967	22,529	1,328,293	126,282	1,218,197	115,815
IFB Ser. 3054, Class CS, IO,
3.883s, 2035	160,046	12,246	479,423	36,683	482,996	36,956
IFB Ser. 3066, Class SI, IO,
3.883s, 2035	595,204	67,433	1,516,393	171,797	1,522,069	172,440
IFB Ser. 3107, Class DC, IO,
3.883s, 2035	364,261	42,357	2,161,897	251,388	2,383,327	277,136
IFB Ser. 3118, Class SD, IO,
3.883s, 036	491,355	37,677	1,710,634	131,171	1,639,947	125,751
IFB Ser. 3136, Class NS, IO,
3.883s, 036	1,076,137	110,325	1,453,201	148,981	1,621,713	166,257
IFB Ser. 3236, Class ES, IO,
3.883s, 2036	408,377	36,023	1,054,222	92,993	1,192,265	105,170
IFB Ser. 3256, Class S, IO,
3.873s, 2036	200,540	21,034	1,886,492	197,867	1,515,582	158,963
IFB Ser. 3031, Class BI, IO,
3.872s, 2035	151,136	19,167	424,693	53,859	426,204	54,051
IFB Ser. 3370, Class TS, IO,
3.853s, 2037	1,124,818	109,977	276,530	27,037	171,232	16,742
IFB Ser. 3244, Class SB, IO,
3.843s, 2036	362,100	35,357	951,607	92,918	799,420	78,058
IFB Ser. 3244, Class SG, IO,
3.843s, 2036	417,843	43,701	1,097,861	114,823	921,712	96,400
IFB Ser. 2962, Class BS, IO,
3.833s, 2035	711,934	63,794	2,494,646	223,537	2,376,453	212,946
IFB Ser. 3033, Class SG, IO,
3.833s, 2035	415,500	38,600	—	—	—	—
IFB Ser. 3114, Class TS, IO,
3.833s, 2030	850,510	75,322	2,754,075	243,902	2,775,486	245,798
IFB Ser. 3236, Class IS, IO,
3.833s, 2036	670,074	62,979	1,761,921	165,599	1,478,755	138,985
IFB Ser. 2990, Class LI, IO,
3.813s, 2034	234,317	26,694	828,426	94,375	792,901	90,328
IFB Ser. 3128, Class JI, IO,
3.813s, 2036	574,805	59,509	1,573,738	162,926	1,783,410	184,633
IFB Ser. 3065, Class DI, IO,
3.803s, 2035	79,357	10,148	335,680	42,927	337,267	43,130
IFB Ser. 3153, Class JI, IO,
3.803s, 2036	370,327	35,082	1,761,731	166,895	1,492,013	141,344
IFB Ser. 3229, Class BI, IO,
3.803s, 2036	86,242	7,711	288,032	25,755	365,901	32,717
IFB Ser. 3240, Class S, IO,
3.803s, 2036	1,332,310	128,640	3,882,984	374,918	3,059,055	295,364
IFB Ser. 3114, Class GI, IO,
3.783s, 2036	158,936	20,988	449,790	59,395	495,087	65,377
IFB Ser. 3145, Class GI, IO,
3.783s, 2036	471,128	52,394	1,289,918	143,450	1,462,124	162,601
IFB Ser. 3339, Class JI, IO,
3.773s, 2037	1,192,659	103,188	3,338,904	288,880	2,862,562	247,667
IFB Ser. 3218, Class AS, IO,
3.763s, 2036	131,309	11,882	1,253,257	113,401	1,051,306	95,127
IFB Ser. 3221, Class SI, IO,
3.763s, 2036	546,751	50,372	1,437,223	132,412	1,206,391	111,145

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3153, Class UI, IO,
3.753s, 2036	$ 2,280,499	$ 294,888	$ 506,965	$ 65,555	$ 2,995,320	$ 387,320
IFB Ser. 3202, Class PI, IO,
3.723s, 2036	1,483,057	141,143	3,898,642	371,036	3,273,479	311,539
IFB Ser. 3201, Class SG, IO,
3.683s, 2036	684,238	65,273	1,800,014	171,711	1,511,545	144,193
IFB Ser. 3203, Class SE, IO,
3.683s, 2036	619,037	57,487	1,625,904	150,989	1,365,693	126,825
IFB Ser. 3355, Class MI, IO,
3.683s, 2037	224,667	20,755	1,051,479	97,135	902,307	83,355
IFB Ser. 3171, Class PS, IO,
3.668s, 2036	335,218	34,329	1,609,049	164,777	1,360,030	139,276
IFB Ser. 3152, Class SY, IO,
3.663s, 2036	433,031	47,004	1,208,189	131,144	1,326,363	143,972
IFB Ser. 3199, Class S, IO,
3.633s, 2036	304,343	29,684	804,518	78,468	1,176,682	114,767
IFB Ser. 3260, Class SA, IO,
3.633s, 2037	319,164	23,233	1,196,865	87,122	957,492	69,698
IFB Ser. 3284, Class BI, IO,
3.633s, 2037	415,774	39,056	1,092,968	102,668	918,093	86,241
IFB Ser. 3284, Class LI, IO,
3.623s, 2037	1,703,815	162,455	5,217,823	497,507	4,058,307	386,950
IFB Ser. 3281, Class AI, IO,
3.613s, 2037	1,605,680	155,949	4,663,688	452,952	3,671,414	356,579
IFB Ser. 3012, Class UI, IO,
3.603s, 2035	95,991	9,277	—	—	—	—
IFB Ser. 3311, Class EI, IO,
3.593s, 2037	121,994	11,615	1,187,784	113,088	1,054,442	100,392
IFB Ser. 3311, Class IA, IO,
3.593s, 2037	329,823	33,202	1,611,844	162,257	1,350,036	135,902
IFB Ser. 3311, Class IB, IO,
3.593s, 2037	329,823	33,202	1,611,844	162,257	1,350,036	135,902
IFB Ser. 3311, Class IC, IO,
3.593s, 2037	329,823	33,202	1,611,844	162,257	1,350,036	135,902
IFB Ser. 3311, Class ID, IO,
3.593s, 2037	329,823	33,202	1,611,844	162,257	1,350,036	135,902
IFB Ser. 3311, Class IE, IO,
3.593s, 037	329,823	33,202	2,387,952	240,384	1,981,730	199,491
IFB Ser. 3375, Class MS, IO,
3.583s, 037	586,160	52,663	—	—	—	—
IFB Ser. 3240, Class GS, IO,
3.563s, 2036	806,413	76,178	2,324,873	219,620	1,835,877	173,427
IFB Ser. 3408, Class BI, IO,
3.443s, 2038	392,005	29,468	535,349	40,244	500,245	37,605
IFB Ser. 3339, Class TI, IO,
3.323s, 2037	224,196	20,591	2,113,848	194,140	1,698,426	155,987
IFB Ser. 3284, Class CI, IO,
3.303s, 2037	1,220,876	108,842	3,562,095	317,564	2,793,161	249,012
IFB Ser. 3016, Class SQ, IO,
3.293s, 2035	275,842	18,834	834,981	57,010	923,088	63,026
IFB Ser. 3012, Class WI, IO,
3.283s, 2035	156,968	15,893	—	—	—	—
IFB Ser. 3012, Class IG, IO,
3.263s, 2035	364,973	34,541	—	—	—	—
Ser. 236, PO, zero %, 2036	92,789	77,369	—	—	—	—
Ser. 239, PO, zero %, 2036	282,794	234,382	2,129,944	1,765,317	2,125,857	1,761,930
Ser. 246, PO, zero %, 2037	735,049	621,260	7,883,251	6,662,882	6,278,873	5,306,870
Ser. 1208, Class F, PO,
zero %, 2022	7,584	6,747	—	—	—	—

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
FRB Ser. 3003, Class XF,
zero %, 2035	$ 126,358	$ 119,135	$ 449,835	$ 424,122	$ 434,040	$ 409,230
FRB Ser. 3036, Class AS,
zero %, 2035	—	—	79,958	76,092	—	—
FRB Ser. 3117, Class AF,
zero %, 2036	—	—	82,129	85,997	—	—
FRB Ser. 3130, Class JF,
zero %, 2036	92,584	89,264	—	—	—	—
Ser. 3139, Class CO, PO,
zero %, 2036	—	—	338,312	263,830	269,446	210,126
FRB Ser. 3147, Class SF,
zero %, 2036	—	—	689,819	717,541	514,946	535,640
Ser. 3206, Class EO, PO,
zero %, 2036	—	—	81,813	65,298	81,813	65,298
Ser. 3218, Class AO, PO,
zero %, 2036	—	—	82,438	66,788	82,438	66,788
FRB Ser. 3231, Class X,
zero %, 2036	—	—	121,046	122,150	131,316	132,514
FRB Ser. 3231, Class XB,
zero %, 2036	—	—	324,982	322,310	264,048	261,877
FRB Ser. 3241, Class FH,
zero %, 2036	177,466	171,507	350,496	338,726	284,833	275,269
Ser. 3252, Class LO, PO,
zero %, 2036	—	—	473,106	374,790	307,119	243,297
Ser. 3255, Class CO, PO,
zero %, 2036	86,905	68,901	—	—	—	—
FRB Ser. 3263, Class TA,
zero %, 2037	—	—	144,456	148,465	117,028	120,275
FRB Ser. 3283, Class HF,
zero %, 2036	—	—	73,339	73,879	—	—
Ser. 3292, Class DO, PO,
zero %, 2037	—	—	199,011	157,514	158,501	125,451
Ser. 3292, Class OA, PO,
zero %, 2037	—	—	92,087	70,155	92,087	70,155
Ser. 3296, Class OK, PO,
zero %, 2037	—	—	119,791	91,893	93,068	71,394
Ser. 3300, PO, zero %, 2037	—	—	764,669	647,825	655,431	555,278
FRB Ser. 3326, Class WF,
zero %, 2035	264,230	253,538	527,536	506,189	550,633	528,351
FRB Ser. 3326, Class XF,
zero %, 2037	—	—	537,965	514,677	458,439	438,594
FRB Ser. 3326, Class YF,
zero %, 2037	—	—	1,157,555	1,223,836	1,044,681	1,104,499
FRB Ser. 3327, Class YF,
zero %, 2037	231,720	229,030	496,543	490,779	406,817	402,094
FRB Ser. 3349, Class DO,
zero %, 2037	—	—	283,628	281,608	239,100	237,397
Ser. 3366, Class AO, PO,
zero %, 2037	—	—	95,946	73,039	95,946	73,039
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.064s, 2043	11,739,350	73,659	20,807,524	130,558	20,008,379	125,543
Ser. 05-C3, Class XC, IO,
0.063s, 2045	25,016,574	105,013	48,596,800	203,996	48,972,187	205,572
Ser. 07-C1, Class XC, IO,
0.042s, 2019	25,624,737	147,830	71,634,036	413,258	56,463,689	325,740

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F,
7.843s, 2036	$ 56,000	$ 58,216	$ 75,000	$ 77,968	$ 112,000	$ 116,433
Ser. 97-C1, Class X, IO,
1.19s, 2029	396,922	21,575	—	—	—	—
Ser. 05-C1, Class X1, IO,
0.166s, 2043	4,475,165	50,278	18,823,765	211,483	20,444,846	229,696
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G,
6.974s, 2036	—	—	350,039	334,383	306,364	292,662
Ser. 06-C1, Class XC, IO,
0.056s, 2045	19,776,416	107,724	—	—	35,925,323	195,688
Government National
Mortgage Association
IFB Ser. 07-26, Class WS,
43.972s, 2037	235,841	407,971	1,370,823	2,371,331	1,052,991	1,821,527
IFB Ser. 07-38, Class AS,
29.14s, 2037	267,091	386,956	1,157,394	1,676,810	979,333	1,418,839
IFB Ser. 06-34, Class SA,
24.326s, 2036	—	—	103,299	134,657	96,740	126,108
IFB Ser. 07-51, Class SP,
24.266s, 2037	127,517	161,226	244,481	309,110	409,813	518,148
IFB Ser. 07-44, Class SP,
23.188s, 2036	—	—	702,644	936,079	553,916	737,941
IFB Ser. 07-35, Class DK,
19.64s, 2035	—	—	461,000	579,176	375,000	471,130
IFB Ser. 05-66, Class SP,
11.442s, 2035	—	—	293,107	319,460	294,767	321,270
IFB Ser. 05-84, Class SL,
11.442s, 2035	194,705	212,158	—	—	—	—
IFB Ser. 05-84, Class SB,
10.661s, 2035	80,147	83,551	—	—	—	—
IFB Ser. 05-7, Class JM,
10.615s, 2034	157,001	172,381	541,153	594,163	522,446	573,624
IFB Ser. 05-68, Class DP,
9.645s, 2035	111,842	120,274	—	—	—	—
IFB Ser. 06-61, Class SM, IO,
4.844s, 2036	245,505	21,521	—	—	—	—
IFB Ser. 06-62, Class SI, IO,
4.844s, 2036	499,050	41,643	1,313,087	109,569	1,102,069	91,961
IFB Ser. 07-1, Class SL, IO,
4.824s, 2037	262,227	23,100	704,083	62,025	552,520	48,673
IFB Ser. 07-1, Class SM, IO,
4.814s, 2037	262,227	23,043	704,083	61,870	552,520	48,551
IFB Ser. 06-62, Class SA, IO,
4.804s, 2036	216,049	18,502	—	—	—	—
IFB Ser. 06-64, Class SB, IO,
4.804s, 2036	214,393	18,542	—	—	—	—
IFB Ser. 04-59, Class SC, IO,
4.383s, 2034	168,208	19,277	799,961	91,678	677,770	77,674
IFB Ser. 07-36, Class SW, IO,
4.364s, 2035	334,000	29,328	—	—	—	—
IFB Ser. 07-26, Class SG, IO,
4.314s, 2037	701,543	60,359	1,844,377	158,685	1,548,296	133,211
IFB Ser. 07-9, Class BI, IO,
4.284s, 2037	837,943	63,398	3,661,585	277,031	3,142,285	237,741
IFB Ser. 07-31, Class CI, IO,
4.274s, 2037	168,458	12,864	1,010,752	77,184	842,293	64,320

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 05-84, Class AS, IO,
4.264s, 2035	$ 933,028	$ 85,613	$ 285,769	$ 26,222	$ 217,948	$ 19,998
IFB Ser. 07-11, Class SA, IO,
4.264s, 2037	107,937	8,863	1,031,698	84,718	865,295	71,054
IFB Ser. 07-14, Class SB, IO,
4.264s, 2037	206,403	16,705	989,126	80,055	836,334	67,689
IFB Ser. 07-22, Class S, IO,
4.264s, 2037	382,380	40,757	996,478	106,212	839,140	89,441
IFB Ser. 07-25, Class SA, IO,
4.264s, 2037	276,765	21,770	1,368,911	107,679	1,148,493	90,340
IFB Ser. 07-25, Class SB, IO,
4.264s, 2037	459,066	34,426	2,674,017	200,528	2,243,125	168,215
IFB Ser. 07-51, Class SJ, IO,
4.214s, 2037	254,732	25,926	1,218,029	123,967	1,031,616	104,994
IFB Ser. 07-58, Class PS, IO,
4.164s, 2037	657,480	65,211	506,889	50,275	3,511,808	348,312
IFB Ser. 07-59, Class PS, IO,
4.134s, 2037	198,015	17,505	950,672	84,042	792,062	70,021
IFB Ser. 07-59, Class SP, IO,
4.134s, 2037	618,675	56,515	4,182,955	382,109	1,584,124	144,708
IFB Ser. 06-38, Class SG, IO,
4.114s, 2033	810,971	50,338	3,970,043	246,425	3,331,928	206,816
IFB Ser. 07-68, Class PI, IO,
4.114s, 2037	197,886	17,526	1,385,201	122,680	1,088,372	96,392
IFB Ser. 07-35, Class NY, IO,
4.083s, 2035	630,000	55,659	100,000	8,835	—	—
IFB Ser. 07-53, Class SG, IO,
4.064s, 2037	176,794	13,062	788,504	58,255	667,400	49,308
IFB Ser. 07-53, Class ES, IO,
4.014s, 2037	259,945	17,469	1,250,381	84,031	1,058,286	71,121
IFB Ser. 07-64, Class AI, IO,
4.014s, 2037	4,455,709	305,456	17,288,152	1,185,170	9,178,761	629,240
IFB Ser. 07-79, Class SY, IO,
4.014s, 2037	507,175	34,904	4,894,235	336,822	4,252,753	292,675
IFB Ser. 08-3, Class SA, IO,
4.014s, 038	903,503	63,652	2,375,230	167,336	1,995,115	140,556
IFB Ser. 07-26, Class SD, IO,
3.983s, 2037	391,906	30,800	1,921,258	150,994	1,610,062	126,537
IFB Ser. 08-4, Class SA, IO,
3.98s, 2038	2,626,690	183,179	5,462,931	380,972	4,905,430	342,093
IFB Ser. 07-9, Class DI, IO,
3.974s, 2037	423,165	29,678	1,850,741	129,800	1,588,087	111,379
IFB Ser. 07-67, Class SI, IO,
3.974s, 2037	599,049	42,119	7,863,198	552,861	2,169,530	152,540
IFB Ser. 06-28, Class GI, IO,
3.964s, 2035	296,306	22,024	1,793,900	133,335	1,369,076	101,759
IFB Ser. 07-53, Class SC, IO,
3.964s, 2037	282,214	18,696	1,345,497	89,135	1,136,327	75,278
IFB Ser. 07-53, Class SE, IO,
3.964s, 2037	176,795	12,682	265,192	19,022	—	—
IFB Ser. 07-57, Class QA, IO,
3.964s, 2037	567,822	37,472	2,744,172	181,096	2,283,825	150,717
IFB Ser. 07-58, Class SA, IO,
3.964s, 2037	1,158,803	80,541	892,278	62,017	6,185,334	429,905
IFB Ser. 07-58, Class SC, IO,
3.964s, 2037	479,362	29,171	2,249,512	136,892	1,924,418	117,109
IFB Ser. 07-61, Class SA, IO,
3.964s, 2037	301,397	20,098	1,463,161	97,565	1,218,109	81,225

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 07-58, Class SD, IO,
3.954s, 2037	$ 396,498	$ 23,738	$ 2,184,283	$ 130,770	$ 1,854,163	$ 111,006
IFB Ser. 07-59, Class SD, IO,
3.934s, 2037	1,118,950	77,089	7,564,105	521,121	2,864,513	197,348
IFB Ser. 08-18, Class SG, IO,
3.864s, 2038	316,873	20,796	—	—	—	—
IFB Ser. 07-48, Class SB, IO,
3.833s, 2037	179,455	12,642	1,710,101	120,468	1,434,828	101,076
IFB Ser. 05-65, Class SI, IO,
3.814s, 2035	151,433	12,815	975,278	82,534	980,263	82,956
IFB Ser. 07-17, Class AI, IO,
3.733s, 2037	808,104	77,676	4,456,260	428,341	3,709,932	356,603
IFB Ser. 06-14, Class S, IO,
3.714s, 2036	322,678	23,601	1,548,855	113,283	1,311,483	95,922
IFB Ser. 07-17, Class IB, IO,
3.714s, 2037	165,466	14,057	992,795	84,342	827,329	70,285
IFB Ser. 07-78, Class SA, IO,
3.713s, 2037	794,243	64,160	—	—	—	—
IFB Ser. 06-11, Class ST, IO,
3.704s, 2036	201,891	13,995	964,931	66,891	817,543	56,674
IFB Ser. 07-9, Class AI, IO,
3.683s, 2037	465,874	36,903	1,779,093	140,927	1,418,310	112,348
IFB Ser. 07-1, Class S, IO,
3.664s, 2037	835,544	53,318	2,199,296	140,341	1,845,585	117,770
IFB Ser. 07-3, Class SA, IO,
3.664s, 2037	798,229	50,712	2,100,354	133,438	1,762,853	111,996
IFB Ser. 07-7, Class EI, IO,
3.664s, 2037	739,744	45,235	1,829,011	111,843	1,472,306	90,031
IFB Ser. 07-7, Class JI, IO,
3.664s, 037	290,100	22,432	2,759,034	213,347	2,314,626	178,983
IFB Ser. 07-8, Class SA, IO,
3.664s, 037	557,939	37,935	1,636,082	111,241	1,246,154	84,728
IFB Ser. 07-9, Class CI, IO,
3.664s, 037	550,279	34,356	2,404,531	150,125	2,063,342	128,823
IFB Ser. 07-19, Class SJ, IO,
3.664s, 2037	335,567	21,336	1,656,055	105,297	1,389,860	88,371
IFB Ser. 07-23, Class ST, IO,
3.664s, 2037	226,203	13,462	2,159,209	128,497	1,811,268	107,790
IFB Ser. 07-27, Class SD, IO,
3.664s, 2037	379,008	24,377	990,179	63,687	831,028	53,451
IFB Ser. 05-71, Class SA, IO,
3.543s, 2035	1,195,273	99,171	141,333	11,726	104,990	8,711
IFB Ser. 07-73, Class MI, IO,
3.464s, 2037	—	—	8,280,345	461,517	3,172,699	176,835
IFB Ser. 07-17, Class IC, IO,
3.433s, 2037	849,318	72,434	2,488,776	212,255	1,895,337	161,644
IFB Ser. 07-21, Class S, IO,
3.383s, 2037	428,615	29,341	2,119,884	145,117	1,784,035	122,126
IFB Ser. 07-25, Class KS, IO,
3.383s, 2037	344,491	31,435	688,033	62,783	502,027	45,810
IFB Ser. 07-31, Class AI, IO,
3.363s, 2037	251,754	25,881	1,217,943	125,208	1,046,867	107,621
IFB Ser. 07-43, Class SC, IO,
3.283s, 2037	168,772	11,775	1,573,820	109,808	1,283,665	89,563
IFB Ser. 07-67, Class EI, IO,
0.02s, 2037	—	—	4,240,118	1,726	1,607,359	654
IFB Ser. 07-67, Class GI, IO,
0.02s, 2037	1,297,940	528	12,415,433	5,053	4,706,046	1,915

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	$ 16,028	$ 13,795	$ 3,058	$ 2,632	$ —	$ —
Ser. 99-31, Class MP, PO,
zero %, 2029	12,189	10,823	57,585	51,132	28,793	25,566
FRB Ser. 07-6, Class TD,
zero %, 2037	478,407	452,842	—	—	—	—
FRB Ser. 07-22, Class TA,
zero %, 2037	170,977	173,993	175,598	178,696	150,953	153,616
FRB Ser. 07-33, Class TB,
zero %, 2037	614,200	577,060	—	—	—	—
FRB Ser. 07-35, Class UF,
zero %, 2037	96,599	98,229	201,175	204,568	165,725	168,521
FRB Ser. 07-49, Class UF,
zero %, 2037	82,364	79,986	158,051	153,486	132,080	128,265
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	—	—	6,369,844	123,241	2,440,189	47,212
FRB Ser. 07-73, Class KM,
zero %, 2037	—	—	636,532	638,676	244,472	245,295
Ser. 07-73, Class MO, PO,
zero %, 2037	—	—	637,437	512,313	243,566	195,756
Government National Mortgage
Association 144A IFB
Ser. 06-GG8, Class X, IO,
0.857s, 2039	2,186,061	68,144	10,109,160	315,121	8,451,904	263,462
Greenpoint Mortgage Funding
Trust Ser. 05-AR1, Class X1,
IO, 2.496s, 2045	468,050	13,225	1,300,254	36,741	1,243,631	35,141
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.056s, 2037	12,813,601	42,045	40,814,754	133,923	40,926,668	134,291
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO,
0.323s, 2039	3,158,364	62,674	17,164,803	340,614	8,785,104	174,329
Ser. 05-GG3, Class XC, IO,
0.156s, 2042	10,371,799	158,818	28,666,326	438,953	24,515,074	375,387
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	318,000	302,333	1,426,000	1,355,746	1,118,000	1,062,920
Ser. 06-GG6, Class A2,
5.506s, 2038	366,000	365,583	1,198,000	1,196,634	1,086,000	1,084,762
GS Mortgage Securities
Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	—	—	280,000	278,062	282,000	280,049
FRB Ser. 07-EOP, Class J,
3.93s, 2009	130,000	109,200	383,000	321,720	240,000	201,600
Ser. 04-C1, Class X1, IO,
0.336s, 2028	4,924,186	29,430	6,708,700	40,095	6,708,700	40,095
Ser. 03-C1, Class X1, IO,
0.207s, 2040	5,288,123	107,679	4,348,674	88,550	6,267,092	127,613
Ser. 05-GG4, Class XC, IO,
0.199s, 2039	8,475,520	133,092	23,011,748	361,356	22,159,461	347,973
Ser. 06-GG6, Class XC, IO,
0.038s, 2038	3,469,177	8,673	34,713,637	86,784	25,081,452	62,704

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	$ 34,668	$ 35,572	$ —	$ —	$ 68,372	$ 70,156
Ser. 05-RP3, Class 1A3,
8s, 2035	113,324	113,974	—	—	222,372	223,647
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	92,923	91,789	—	—	182,130	179,906
GSMPS Mortgage Loan
Trust 144A
Ser. 05-RP2, Class 1A3,
8s, 2035	71,697	72,116	195,713	196,858	187,478	188,575
Ser. 05-RP1, Class 1A2,
7 1/2s, 2035	95,958	94,646	—	—	—	—
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	78,464	77,465	216,203	213,451	206,395	203,767
IFB Ser. 04-4, Class 1AS,
IO, 2.963s, 2034	2,765,871	210,962	1,709,727	130,406	8,316,920	634,357
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1,
4.836s, 2035 (F)	173,589	161,973	413,277	385,624	434,281	405,222
HASCO NIM Trust 144A
Ser. 05-OP1A,
Class A, 6 1/4s, 2035
(Cayman Islands)	—	—	64,956	16,239	71,329	17,832
HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K,
5.908s, 2022	118,000	108,560	—	—	—	—
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A,
2.709s, 2037	813,241	730,392	3,285,592	2,950,872	2,763,512	2,481,979
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F,
7.561s, 2029	64,000	62,854	204,000	200,346	204,000	200,346
FRB Ser. 07-LD12, Class AM,
6.063s, 2051	686,000	631,120	2,962,000	2,725,040	2,356,000	2,167,520
FRB Ser. 07-LD12, Class A3,
5.991s, 2051	3,282,000	3,031,748	14,127,000	13,049,816	11,228,000	10,371,865
FRB Ser. 07-CB20, Class A3,
5.863s, 2051	816,000	744,469	3,569,000	3,256,141	2,789,000	2,544,516
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	407,000	381,074	1,778,000	1,664,741	1,394,000	1,305,202
Ser. 06-CB15, Class A4,
5.814s, 2043	477,000	485,056	1,612,000	1,639,228	1,381,000	1,404,326
Ser. 07-CB20, Class A4,
5.794s, 2051	529,000	523,710	2,323,000	2,299,770	1,817,000	1,798,830
Ser. 06-CB16, Class A4,
5.552s, 2045	—	—	1,361,000	1,346,968	1,650,000	1,632,989
Ser. 06-CB14, Class A4,
5.481s, 2044	220,000	217,765	844,000	835,425	946,000	936,389
Ser. 05-LDP2, Class AM,
4.78s, 2042	100,000	84,267	420,000	353,920	400,000	337,066
Ser. 06-LDP8, Class X, IO,
0.574s, 2045	2,898,434	94,779	13,409,229	438,482	11,210,588	366,586
Ser. 06-CB17, Class X, IO,
0.514s, 2043	2,420,806	75,650	13,224,314	413,260	14,190,247	443,445
Ser. 06-LDP9, Class X, IO,
0.456s, 2047	3,221,024	80,022	5,617,347	139,556	5,265,327	130,810
Ser. 07-LDPX, Class X, IO,
0.348s, 2049	4,826,115	87,473	20,358,954	369,006	16,136,977	292,483

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 06-CB16, Class X1, IO,
0.245s, 2045	$ 3,305,604	$ 51,567	$ 15,292,776	$ 238,567	$ 12,785,454	$ 199,453
Ser. 06-LDP7, Class X, IO,
0.009s, 2045	13,356,160	10,435	49,651,154	38,790	49,651,154	38,790
JPMorgan Chase Commercial
Mortgage Securities
Corp. 144A
Ser. 00-C9, Class G,
6 1/4s, 2032	38,000	36,953	240,000	233,389	260,000	252,838
Ser. 06-FL2A, Class X1, IO,
0.813s, 2018	387,655	1	1,989,409	1	2,122,795	1
Ser. 03-ML1A, Class X1, IO,
0.578s, 2039	666,630	21,978	—	—	—	—
Ser. 05-LDP2, Class X1, IO,
0.135s, 2042	16,784,927	237,349	41,075,903	580,839	34,311,697	485,189
Ser. 05-CB12, Class X1, IO,
0.104s, 2037	4,165,716	33,196	11,923,796	95,018	11,462,223	91,340
Ser. 05-LDP1, Class X1, IO,
0.093s, 2046	4,653,516	36,537	14,604,295	114,666	13,158,788	103,317
Ser. 05-LDP3, Class X1, IO,
0.073s, 2042	16,228,454	103,962	17,243,346	110,463	28,961,277	185,530
Ser. 06-CB14, Class X1, IO,
0.06s, 2044	12,296,510	44,191	27,508,057	98,857	29,910,780	107,492
Ser. 05-LDP5, Class X1, IO,
0.054s, 2044	22,801,668	88,178	68,949,929	266,642	75,904,170	293,536
Ser. 07-CB20, Class X1, IO,
0.051s, 2051	6,865,000	76,133	38,620,244	428,299	31,276,663	346,858
Ser. 06-LDP6, Class X1, IO,
0.049s, 2043	—	—	22,775,165	99,641	16,419,213	71,834
Key Commercial Mortgage
Ser. 07-SL1, Class A2,
5.549s, 2040	1,091,000	1,032,828	—	—	—	—
Key Commerical Mortgage
Ser. 07-SL1,
Class A1, 5.286s, 2040	726,983	687,225	—	—	—	—
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F,
6.41s, 2031	—	—	149,428	143,853	136,004	130,930
Ser. 99-C1, Class G,
6.41s, 2031	—	—	159,961	167,903	145,590	152,819
Ser. 98-C4, Class G,
5.6s, 2035	—	—	132,000	131,137	127,000	126,170
Ser. 98-C4, Class H,
5.6s, 2035	—	—	223,000	228,282	215,000	220,093
LB-UBS Commercial
Mortgage Trust
Ser. 07-C6, Class A2,
5.845s, 2012	1,022,000	1,005,362	4,401,000	4,329,353	3,498,000	3,441,054
Ser. 04-C7, Class A6,
4.786s, 2029	121,000	115,018	362,000	344,103	400,000	380,224
Ser. 07-C2, Class XW, IO,
0.535s, 2040	1,181,132	41,018	4,597,621	159,666	3,619,340	125,692
Ser. 07-C7, Class XW, IO,
0.374s, 2045	903,851	23,048	5,320,123	135,663	1,309,784	33,400

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

LB-UBS Commercial
Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO,
0.863s, 2037	$ 1,864,319	$ 28,568	$ 8,611,634	$ 131,959	$ 7,197,795	$ 110,294
Ser. 06-C7, Class XW, IO,
0.719s, 2038	1,781,285	69,350	9,520,143	370,644	10,235,650	398,500
Ser. 05-C3, Class XCL, IO,
0.167s, 2040	3,196,420	57,897	14,321,772	259,412	11,807,203	213,866
Ser. 05-C2, Class XCL, IO,
0.144s, 2040	14,809,309	139,575	29,585,046	278,834	39,236,230	369,794
Ser. 05-C5, Class XCL, IO,
0.119s, 2020	4,982,246	59,800	13,882,780	166,630	14,960,556	179,566
Ser. 05-C7, Class XCL, IO,
0.099s, 2040	12,407,210	90,993	32,221,798	236,310	32,308,273	236,944
Ser. 06-C1, Class XCL, IO,
0.088s, 2041	10,530,548	96,162	—	—	30,662,245	279,999
Ser. 06-C7, Class XCL, IO,
0.083s, 2038	3,355,002	48,436	16,451,685	237,512	15,409,858	222,472
Ser. 07-C7, Class XCL, IO,
0.08s, 2045	—	—	2,246,630	22,466	—	—
Ser. 07-C2, Class XCL, IO,
0.057s, 2040	10,145,544	123,776	39,508,966	482,009	31,100,146	379,422
Lehman Brothers Floating Rate
Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H,
3.768s, 2017	175,000	162,750	184,000	171,120	214,000	199,020
FRB Ser. 05-LLFA, Class J,
3.618s, 2018	23,000	20,930	93,000	84,630	89,000	80,990
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
25.328s, 2036	—	—	151,992	190,816	151,992	190,816
IFB Ser. 07-5, Class 4A3,
24.488s, 2036	167,924	207,521	728,544	900,338	621,843	768,476
IFB Ser. 06-7, Class 4A2,
IO, 5.151s, 2036	—	—	863,548	93,934	929,548	101,113
IFB Ser. 07-5, Class 8A2, IO,
5.121s, 2036	—	—	1,274,085	120,155	1,083,059	102,140
Ser. 07-1, Class 3A2, IO,
4.651s, 2037	—	—	1,231,615	149,211	1,120,492	135,748
IFB Ser. 07-4, Class 3A2, IO,
4.601s, 2037	290,630	29,183	1,175,518	118,039	1,010,240	101,443
IFB Ser. 06-5, Class 2A2, IO,
4.551s, 2036	593,864	49,152	1,642,417	135,937	1,848,016	152,954
IFB Ser. 06-7, Class 2A5, IO,
4.299s, 2036	—	—	2,623,296	245,555	2,819,885	263,957
IFB Ser. 07-2, Class 2A13, IO,
4.091s, 2037	—	—	1,887,997	172,968	1,619,376	148,358
IFB Ser. 07-4, Class 2A2, IO,
4.071s, 2037	1,137,177	107,644	4,661,943	441,294	3,986,411	377,349
IFB Ser. 07-1, Class 2A3, IO,
4.031s, 2037	1,336,483	141,782	3,250,064	344,785	1,937,397	205,530
IFB Ser. 06-9, Class 2A2, IO,
4.021s, 2037	1,328,432	135,742	1,778,296	181,711	1,632,021	166,764
Ser. 06-9, Class 2A3, IO,
4.021s, 2036	—	—	2,478,102	254,569	2,283,215	234,549
IFB Ser. 06-8, Class 2A2, IO,
3.981s, 2036	—	—	519,734	38,386	1,212,712	89,567
IFB Ser. 06-7, Class 2A4, IO,
3.951s, 2036	—	—	2,855,892	206,483	3,069,956	221,959

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Lehman Mortgage Trust
IFB Ser. 06-6, Class 1A2, IO,
3.901s, 2036	$ —	$ —	$ 1,018,035	$ 72,486	$ 1,126,008	$ 80,174
IFB Ser. 06-6, Class 1A3, IO,
3.901s, 2036	—	—	1,436,705	115,848	1,584,680	127,780
IFB Ser. 07-5, Class 10A2, IO,
3.741s, 2037	566,885	40,526	2,325,284	166,232	1,988,426	142,150
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1,
5.53s, 2012	361,160	350,433	1,891,363	1,835,190	1,635,666	1,587,087
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1,
7.197s, 2034	15,498	12,592	38,163	31,009	38,260	31,088
FRB Ser. 04-13, Class 3A6,
3.787s, 2034	266,000	256,629	771,000	743,838	838,000	808,478
Ser. 04-03, Class 4AX, IO,
1.417s, 2034	143,539	1,439	489,083	4,902	470,831	4,719
Ser. 05-2, Class 7AX, IO,
0.168s, 2035	346,864	721	1,181,666	2,456	1,137,901	2,365
MASTR Reperforming Loan
Trust 144A
Ser. 05-2, Class 1A3,
7 1/2s, 2035	130,888	142,712	—	—	496,731	541,605
Ser. 05-1, Class 1A4,
7 1/2s, 2034	98,277	106,877	273,774	297,729	261,238	284,097
Merit Securities Corp.
144A FRB
Ser. 11PA, Class 3A1,
3.298s, 2027	295,391	265,852	424,307	381,877	349,191	314,272
Merrill Lynch Capital
Funding Corp.
Ser. 06-4, Class XC, IO,
0.062s, 2049	16,148,765	220,153	47,261,422	644,306	40,420,245	551,042
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM,
3.318s, 2022	554,794	471,575	491,817	418,044	579,784	492,817
Ser. 06-1, Class X1A, IO,
1.428s, 2022	10,014,240	92,319	8,936,283	82,381	10,576,903	97,506
Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 98-C3, Class E,
6.696s, 2030	—	—	137,000	145,285	127,000	134,680
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	425,393	406,250	1,235,449	1,179,854	1,343,306	1,282,857
Ser. 96-C2, Class JS, IO,
2.264s, 2028	278,900	24,273	164,489	14,315	62,760	5,462
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	219,000	212,128	981,000	950,219	771,000	746,808
FRB Ser. 07-C1, Class A4,
5.829s, 2050	191,000	188,957	645,000	638,102	552,000	546,097
Ser. 05-MCP1, Class XC, IO,
0.109s, 2043	4,453,213	57,405	15,073,084	194,301	14,498,382	186,893
Merrill Lynch Mortgage
Trust 144A
Ser. 05-LC1, Class X, IO,
0.236s, 2044	2,445,806	19,490	7,374,282	58,764	8,115,494	64,670
Ser. 04-KEY2, Class XC, IO,
0.193s, 2039	2,801,159	57,555	7,643,921	157,059	9,046,825	185,884

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.957s, 2049	$ 417,000	$ 414,315	$ 2,122,000	$ 2,108,335	$ 1,559,000	$ 1,548,961
FRB Ser. 07-8, Class A2,
5.92s, 2049	382,000	371,650	1,724,000	1,677,288	1,346,000	1,309,530
Ser. 07-9, Class A4,
5.748s, 2049	830,000	810,489	4,220,000	4,120,801	3,100,000	3,027,129
Merrill Lynch/Countrywide
Commercial Mortgage
Trust 144A
Ser. 06-1, Class X, IO,
0.134s, 2039	4,514,266	20,279	19,984,838	89,776	21,620,285	97,122
Ser. 06-3, Class XC, IO,
0.078s, 2046	4,390,090	71,558	20,309,757	331,049	16,979,653	276,768
Ser. 07-7, Class X, IO,
0.02s, 2050	11,843,475	40,712	77,641,672	266,893	61,367,378	210,950
Mezz Cap Commercial
Mortgage Trust
Ser. 07-C5, Class X,
4.867s, 2017	—	—	645,799	170,329	542,831	143,172
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.004s, 2040	207,611	55,536	528,464	141,364	517,537	138,441
Ser. 05-C3, Class X, IO,
5.555s, 2044	408,011	104,425	645,525	165,214	646,511	165,466
Ser. 06-C4, Class X, IO,
4.714s, 2016	1,012,156	297,953	2,534,877	746,204	2,607,672	767,634
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO,
1.586s, 2043	952,919	44,368	2,764,418	128,711	4,448,226	207,109
Morgan Stanley Capital I
Ser. 98-CF1, Class D,
7.35s, 2032	67,000	67,617	—	—	—	—
FRB Ser. 08-T29, Class A3,
6.28s, 2043	176,000	172,311	533,000	521,828	506,000	495,394
FRB Ser. 06-IQ11, Class A4,
5.773s, 2042	477,000	465,126	1,612,000	1,571,874	1,381,000	1,346,625
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	230,000	208,920	1,062,000	964,663	825,000	749,385
Ser. 05-HQ6, Class A4A,
4.989s, 2042	278,000	265,061	827,000	788,508	915,000	872,413
Ser. 04-HQ4, Class A7,
4.97s, 2040	144,000	141,333	427,000	419,092	473,000	464,240
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F,
7.18s, 2030	3,556	3,557	31,494	31,509	29,208	29,222
Ser. 04-RR, Class F5,
6s, 2039	—	—	395,000	308,100	340,000	265,200
Ser. 04-RR, Class F6,
6s, 2039	—	—	395,000	288,350	350,000	255,500
Ser. 07-HQ13, Class X1, IO,
0.674s, 2044	5,825,582	188,399	23,261,367	752,273	21,077,398	681,643
Ser. 05-HQ6, Class X1, IO,
0.098s, 2042	8,174,691	69,596	18,033,936	153,533	17,914,311	152,514
Ser. 05-HQ5, Class X1, IO,
0.091s, 2042	3,238,061	21,630	8,878,090	59,306	6,988,503	46,683
Morgan Stanley Mortgage
Loan Trust
Ser. 05-5AR, Class 2A1,
5.302s, 2035	339,525	263,132	598,763	464,041	1,005,999	779,649

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E,
7.088s, 2030	$ 53,000	$ 53,577	$ 215,000	$ 217,340	$ 206,000	$ 208,242
Ser. 97-MC2, Class X, IO,
2.784s, 2012	4,068	1	1,127	1	—	—
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT,
7.657s, 2035	71,730	68,825	94,921	91,077	92,764	89,007
Nomura Asset Acceptance
Corp. 144A
Ser. 04-R2, Class PT,
9.087s, 2034	—	—	84,157	95,190	77,391	87,537
Permanent Financing PLC
FRB Ser. 8,
Class 2C, 3.39s, 2042
(United Kingdom)	165,000	162,462	—	—	—	—
Permanent Financing PLC
144A FRB
Ser. 9A, Class 3A,
3.09s, 2033
(United Kingdom)	274,000	259,971	1,259,000	1,194,539	1,139,000	1,080,683
Permanent Master Issuer
PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033
(United Kingdom)	333,000	311,455	1,529,000	1,430,074	1,383,000	1,293,520
PNC Mortgage Acceptance
Corp. 144A
Ser. 99-CM1, Class B3,
7.1s, 2032	—	—	813,000	807,374	757,000	751,762
Ser. 00-C1, Class J,
6 5/8s, 2010	—	—	118,000	73,401	189,000	117,566
Ser. 00-C2, Class J,
6.22s, 2033	—	—	276,000	258,375	291,000	272,417
Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	90,732	90,449	295,806	294,882	186,094	185,512
Residential Asset
Securitization Trust
IFB Ser. 07-A3, Class 2A2,
IO, 4.091s, 2037	996,041	93,501	4,365,664	409,818	3,744,549	351,512
Residential Funding
Mortgage Securities I
Ser. 04-S5, Class 2A1,
4 1/2s, 2019	313,269	304,317	1,107,560	1,075,914	1,230,198	1,195,048
Saco I Trust FRB Ser. 05-10,
Class 1A1, 2.859s, 2033	107,960	70,174	257,545	167,404	283,559	184,313
Salomon Brothers
Mortgage Securities
VII 144A Ser. 02-KEY2,
Class X1, IO,
0.734s, 2036	2,648,977	126,852	9,831,433	470,800	8,612,293	412,419
SBA CMBS Trust 144A
Ser. 05-1A,
Class D, 6.219s, 2035	—	—	200,000	189,304	200,000	189,304
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	—	—	172,000	141,040	165,000	135,300
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	—	—	116,000	87,000	112,000	84,000

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

STRIPS 144A
Ser. 04-1A, Class K, 5s, 2018
(Cayman Islands)	$ 100,000	$ 84,000	$ —	$ —	$ —	$ —
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	—	—	76,000	59,280	74,000	57,720
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 04-8, Class 1A3,
6.867s, 2034	10,062	9,756	4,974	4,823	9,157	8,879
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	836,717	711,460	4,152,494	3,530,865	3,420,023	2,908,046
FRB Ser. 05-18, Class 6A1,
5.251s, 2035(F)	189,939	186,071	467,263	457,747	493,963	483,904
Ser. 05-9, Class AX, IO,
1.599s, 2035	1,661,708	37,995	4,519,973	103,349	4,322,054	98,824
Ser. 04-19, Class 2A1X, IO,
1.259s, 2035	440,221	7,099	—	—	—	—
Structured Adjustable
Rate Mortgage
Loan Trust 144A Ser. 04-NP2,
Class A, 2.949s, 2034	49,810	45,576	185,556	169,784	199,241	182,306
Structured Asset
Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.573s, 2037	4,016,073	326,209	11,518,723	935,619	11,794,905	958,052
Ser. 07-4, Class 1A4, IO,
1s, 2037	4,016,073	104,984	12,310,328	321,804	12,586,510	329,024
Structured Asset
Securities Corp. 144A
IFB Ser. 08-01, Class 1A2,
IO, 3.393s, 2045	2,343,313	154,475	4,902,916	323,208	3,283,230	216,436
Ser. 07-RF1, Class 1A, IO,
2.659s, 2037	—	—	4,754,721	287,859	3,778,457	228,755
Ser. 06-RF4, Class 1A, IO,
0.356s, 2036	—	—	2,262,748	143,607	1,933,510	122,711
Terwin Mortgage Trust
144A FRB
Ser. 06-9HGA, Class A1,
2.679s, 2037	131,848	118,663	—	—	—	—
Thornburg Mortgage Securities
Trust FRB
Ser. 06-4, Class A2B,
2.719s, 2011	300,955	288,389	—	—	—	—
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.903s, 2051	371,000	351,919	1,884,000	1,787,106	1,385,000	1,313,769
Ser. 07-C30, Class A3,
5.246s, 2043	232,000	233,839	760,000	766,026	689,000	694,463
Ser. 04-C15, Class A4,
4.803s, 2041	215,000	203,803	637,000	603,826	705,000	668,284
Ser. 06-C28, Class XC, IO,
0.38s, 2048	3,137,411	66,419	10,931,588	231,422	11,014,335	233,173
Ser. 06-C29, IO, 0.374s, 2048	17,919,166	403,360	47,106,632	1,060,370	42,917,866	966,081
Ser. 07-C34, IO, 0.356s, 2046	4,748,722	112,450	10,647,651	252,136	8,774,943	207,791
Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
6.118s, 2018	—	—	164,000	131,200	156,000	124,800
Ser. 03-C3, Class IOI, IO,
0.437s, 2035	474,934	12,708	3,568,403	95,481	3,571,814	95,572

COLLATERALIZED MORTGAGE
OBLIGATIONS*		Growth 3.4%		Balanced 13.9%		Conservative 23.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Wachovia Bank Commercial
Mortgage Trust 144A
Ser. 07-C31, IO, 0.26s, 2047	$ 9,189,699	$ 150,987	$ 35,785,264	$ 587,952	$ 28,168,576	$ 462,810
Ser. 05-C18, Class XC, IO,
0.097s, 2042	12,677,117	107,502	21,631,805	183,438	24,977,995	211,813
Ser. 06-C27, Class XC, IO,
0.071s, 2045	3,773,131	32,826	17,454,588	151,855	14,592,625	126,956
Ser. 06-C23, Class XC, IO,
0.053s, 2045	4,867,611	25,020	32,083,421	164,909	35,217,837	181,020
Ser. 06-C26, Class XC, IO,
0.039s, 2045	17,571,558	52,188	13,996,452	41,569	8,668,112	25,744
WAMU Commercial
Mortgage Securities
Trust 144A
Ser. 05-C1A, Class G,
5.72s, 2036	—	—	46,000	24,691	44,000	23,618
Ser. 07-SL2, Class A1,
5.317s, 2049	1,828,716	1,747,795	—	—	—	—
Ser. 06-SL1, Class X, IO,
0.937s, 2043	447,355	20,413	2,392,806	109,184	2,572,538	117,385
Ser. 07-SL2, Class X, IO,
0.852s, 2049	1,334,060	53,989	5,676,504	229,728	4,496,670	181,980
WAMU Mortgage
Pass-Through Certificates
FRB Ser. 04-AR1, Class A,
4.229s, 2034	92,992	87,877	256,102	242,017	182,609	172,565
WAMU Mortgage
Pass-Through Certificates
144A Ser. 04-RP1, Class 1S,
IO, 2.956s, 2034	2,638,191	181,244	5,425,739	372,748	3,566,550	245,022
Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class F,
5.3s, 2036	107,000	66,416	—	—	—	—
Washington Mutual Mortgage
Pass-Through Certificates
Ser. 07-2, Class CX, IO,
7s, 2037	89,730	15,985	409,739	72,994	327,156	58,282
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1,
5.258s, 2036	252,640	241,272	584,232	557,941	586,758	560,354
Ser. 05-AR16, Class 2A1,
4.943s, 2035	—	—	—	—	82,960	78,397
Ser. 05-AR2, Class 2A1,
4.541s, 2035	116,779	109,772	293,872	276,239	307,988	289,508
Ser. 05-AR9, Class 1A2,
4.369s, 2035	338,731	276,066	—	—	123,507	100,658
Ser. 04-R, Class 2A1,
4.368s, 2034	114,615	108,311	288,387	272,526	302,648	286,002
Ser. 05-AR12, Class 2A5,
4.329s, 2035	1,425,000	1,346,749	4,555,000	4,304,475	4,382,000	4,140,944
Ser. 05-AR10, Class 2A18,
IO, 0.61s, 2035	—	—	9,846,000	55,894	9,480,000	53,816

Total collateralized mortgage
obligations (cost $77,823,484,
$270,964,779 and $237,090,595)		$ 82,086,675		$ 289,133,550	$ 253,531,513

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2,
3.289s, 2035 (F)	$ —	$ —	$ 150,000	$ 92,920	$ 135,000	$ 83,628
FRB Ser. 05-4, Class A2C,
2.809s, 2035	—	—	190,000	165,300	152,000	132,240
Ace Securities Corp.
FRB Ser. 06-HE3, Class A2C,
2.749s, 2036	119,000	103,100	549,000	475,647	436,000	377,745
FRB Ser. 06-OP2, Class A2C,
2.749s, 2036	107,000	56,710	475,000	251,750	377,000	199,810
Advanta Business Card Master
Trust FRB
Ser. 04-C1, Class C,
3.586s, 2013	159,000	138,780	—	—	212,000	185,040
Aegis Asset Backed Securities
Trust 144A
Ser. 04-6N, Class Note,
4 3/4s, 2035	8,939	1	12,634	2	12,515	2
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A,
3.009s, 2029	330,419	230,643	614,907	429,226	437,434	305,344
American Express Credit
Account Master Trust 144A
Ser. 04-C, Class C,
3.318s, 2012	35,898	35,147	219,103	214,516	175,778	172,097
Ameriquest Mortgage
Securities, Inc.
FRB Ser. 06-R1, Class M10,
5.099s, 2036	—	—	142,000	14,200	261,000	26,100
FRB Ser. 03-8, Class M2,
4.349s, 2033 (F)	—	—	220,878	50,691	198,897	45,647
FRB Ser. 04-R10, Class A5,
2.989s, 2034	50	43	—	—	—	—
FRB Ser. 04-R11, Class A2,
2.969s, 2034 (F)	8,459	7,610	—	—	—	—
AMP CMBS 144A
FRB Ser. 06-1A, Class A,
3.55s, 2047
(Cayman Islands)	—	—	—	—	440,000	206,172
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E,
7.11s, 2038	—	—	286,000	267,961	223,000	208,935
Ser. 04-1A, Class E,
6.42s, 2039	—	—	240,272	205,145	227,202	193,985
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
4.869s, 2033 (F)	—	—	24,402	3,653	21,962	3,288
FRB Ser. 06-W4, Class A2C,
2.759s, 2036	211,000	149,810	975,000	692,250	775,000	550,250
Asset Backed Funding
Certificates
FRB Ser. 04-OPT2,
Class M2, 3.599s, 2033 (F)	—	—	237,000	165,835	213,000	149,042
FRB Ser. 05-WMC1,
Class M1, 3.039s, 2035	29,000	22,330	583,000	448,910	404,000	311,080
Asset Backed Funding Corp.
NIM Trust 144A
FRB Ser. 05-OPT1, Class B1,
5.099s, 2035	50,000	5,600	—	—	117,000	13,103

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Backed Securities Corp.
Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2,
2.979s, 2034	$ 126	$ 76	$ —	$ —	$ —	$ —
FRB Ser. 04-HE6, Class A2,
2.959s, 2034	77,763	52,658	275,390	186,484	264,196	178,904
FRB Ser. 06-HE2, Class A3,
2.789s, 2036	49,954	45,604	232,546	212,296	185,175	169,051
FRB Ser. 06-HE4, Class A5,
2.759s, 2036	157,000	102,050	720,000	468,000	578,000	375,700
FRB Ser. 06-HE7, Class A4,
2.739s, 2036	—	—	324,000	259,200	252,000	201,600
Bank One Issuance Trust
FRB Ser. 03-C4,
Class C4, 3.848s, 2011	110,000	108,625	280,000	276,500	250,000	246,875
Bay View Auto Trust
Ser. 05-LJ2, Class D,
5.27s, 2014	62,000	53,332	139,000	119,566	134,000	115,265
Ser. 05-LJ2, Class C,
4.92s, 2014	100,000	96,644	46,000	44,456	45,000	43,490
Bayview Financial
Acquisition Trust
Ser. 04-B, Class A1,
3.178s, 2039	—	—	861,452	827,323	1,131,240	1,086,422
FRB Ser. 04-D, Class A,
3.068s, 2044	78,486	64,358	256,542	210,364	250,450	205,369
Bayview Financial Asset
Trust 144A
FRB Ser. 03-SSRA, Class M,
3.949s, 2038	44,436	38,215	132,273	113,755	103,338	88,871
FRB Ser. 03-SSRA, Class A,
3.299s, 2038	44,436	39,103	132,273	116,400	103,338	90,938
FRB Ser. 04-SSRA, Class A1,
3.199s, 2039	106,268	92,453	154,455	134,376	149,668	130,211
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-EC1, Class M9,
4.599s, 2035	—	—	146,000	8,669	161,000	9,559
FRB Ser. 06-PC1, Class M9,
4.349s, 2035	—	—	—	—	100,000	10,000
FRB Ser. 05-HE1, Class M3,
3.529s, 2035 (F)	—	—	210,000	119,610	189,000	107,649
FRB Ser. 03-3, Class A2,
3.189s, 2043	114,852	103,080	398,817	357,938	314,712	282,454
FRB Ser. 03-1, Class A1,
3.099s, 2042	119,747	109,793	341,640	313,241	243,059	222,855
FRB Ser. 05-3, Class A1,
3.049s, 2035	106,440	90,341	—	—	—	—
FRB Ser. 03-ABF1, Class A,
2.969s, 2034	28,062	26,536	—	—	—	—
Bear Stearns Asset Backed
Securities, Inc. 144A
FRB Ser. 06-HE2,
Class M10, 4.849s, 2036	—	—	108,000	10,800	—	—
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4,
8.29s, 2030	54,821	37,090	523,240	354,004	409,333	276,939
Ser. 99-B, Class A-5,
7.44s, 2020	158,573	96,951	1,509,083	922,653	1,182,027	722,691
Ser. 99-B, Class A3,
7.18s, 2015	76,643	47,591	1,499,833	931,302	1,162,205	721,657

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bombardier Capital Mortgage
Securitization Corp.
Ser. 99-B, Class A2,
6.975s, 2012	$ —	$ —	$ 50,215	$ 30,129	$ 64,750	$ 38,850
Ser. 01-A, Class A,
6.805s, 2030	123,820	121,205	189,735	185,727	181,418	177,586
CARMAX Auto Owner Trust
Ser. 04-2, Class D,
3.67s, 2011	4,293	4,236	16,927	16,703	15,700	15,493
Chase Credit Card Master Trust
FRB Ser. 03-3, Class C,
3.898s, 2010	170,000	168,119	470,000	464,800	420,000	415,353
Chase Funding Loan
Acquisition Trust
FRB Ser. 04-AQ1, Class A2,
2.999s, 2034	81,326	69,940	—	—	—	—
Citigroup Mortgage Loan
Trust, Inc.
FRB Ser. 05-HE4, Class M11,
5.099s, 2035	41,000	5,740	—	—	—	—
FRB Ser. 05-HE4, Class M12,
4.649s, 2035	49,000	4,410	—	—	—	—
FRB Ser. 05-OPT1, Class M1,
3.019s, 2035	44,358	31,974	200,967	144,863	157,515	113,541
Ser. 03-HE3, Class A,
2.979s, 2033	669,594	549,067	—	—	—	—
Citigroup Mortgage Loan
Trust, Inc.
144A FRB Ser. 03-HE4,
Class A, 3.009s, 2033	248,592	211,303	—	—	—	—
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO,
8 1/2s, 2033	116,228	9,965	438,275	37,578	276,041	23,668
Ser. 00-4, Class A6,
8.31s, 2032	152,183	127,668	2,542,970	2,133,313	2,496,000	2,093,909
Ser. 00-5, Class A7,
8.2s, 2032	—	—	1,231,000	1,006,576	817,000	668,053
Ser. 00-5, Class A6,
7.96s, 2032	535,230	439,189	2,115,802	1,736,145	1,938,036	1,590,277
Ser. 02-1, Class M1F,
7.954s, 2033	—	—	510,000	477,598	676,000	633,051
Ser. 02-2, Class M1,
7.424s, 2033	83,000	89,462	216,000	232,817	154,000	165,990
Ser. 01-4, Class A4,
7.36s, 2033	408,601	409,167	1,023,515	1,024,935	1,001,755	1,003,145
Ser. 00-6, Class A5,
7.27s, 2031	177,272	162,658	461,063	423,054	328,109	301,060
Ser. 01-1, Class A5,
6.99s, 2032	1,228,001	1,215,758	4,898,253	4,849,419	4,365,460	4,321,938
Ser. 01-3, Class A4,
6.91s, 2033	—	—	547,336	520,079	441,541	419,552
Ser. 02-1, Class A,
6.681s, 2033	181,499	176,671	566,587	551,512	461,912	449,622
FRB Ser. 02-1, Class M1A,
5.169s, 2033	725,000	652,113	1,996,000	1,795,335	1,264,000	1,136,925
Countrywide Asset Backed
Certificates
FRB Ser. 04-5, Class 4A3,
3.455s, 2034	42,924	32,193	151,196	113,397	145,558	109,169
FRB Ser. 05-BC3, Class M1,
3.119s, 2035	47,000	35,250	210,000	157,500	166,000	124,500

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Countrywide Asset Backed
Certificates
FRB Ser. 04-6, Class 2A5,
2.989s, 2034	$ 39,523	$ 29,643	$ 353,684	$ 265,263	$ 296,353	$ 222,265
FRB Ser. 05-14, Class 3A2,
2.839s, 2036	29,636	25,783	134,184	116,740	105,372	91,673
Credit-Based Asset Servicing
and Securitization
FRB Ser. 02-CB2,
Class A2, 3.149s, 2032	36,241	30,805	—	—	—	—
Credit-Based Asset Servicing
and Securitization 144A
Ser. 06-MH1, Class B1,
6 1/4s, 2036	—	—	291,000	218,221	186,000	139,481
Crest, Ltd. 144A
Ser. 03-2A, Class D2,
6.723s, 2038
(Cayman Islands)	—	—	339,000	203,400	313,000	187,800
CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N,
Class A, 5s, 2034	18,631	5,589	26,025	7,808	28,391	8,517
DB Master Finance, LLC 144A
Ser. 06-1, Class M1,
8.285s, 2031	—	—	204,000	182,467	214,000	191,412
Equifirst Mortgage Loan Trust
FRB Ser. 05-1, Class M5,
3.269s, 2035 (F)	—	—	86,000	42,954	78,000	38,958
Fieldstone Mortgage
Investment Corp.
FRB Ser. 05-1, Class M3,
3.139s, 2035	—	—	143,000	128,700	138,000	124,200
First Franklin Mortgage Loan
Asset Backed Certificates
FRB Ser. 06-FF7,
Class 2A3, 2.749s, 2036	163,000	137,919	744,000	629,521	583,000	493,294
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4,
2.929s, 2036	231,000	197,297	1,045,000	892,535	816,000	696,946
FRB Ser. 06-2, Class 2A3,
2.769s, 2036	392,000	274,400	1,688,000	1,181,600	1,342,000	939,400
GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C,
3.899s, 2019	—	—	269,000	230,264	271,000	231,976
Ser. 04-1A, Class B,
3.449s, 2018	15,693	13,810	17,106	15,053	16,635	14,639
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1,
8.22s, 2012	—	—	443,000	401,609	442,000	400,702
GEBL 144A
Ser. 04-2, Class D,
5.568s, 2032 (F)	—	—	123,439	61,732	151,816	75,923
Ser. 04-2, Class C,
3.668s, 2032 (F)	—	—	92,225	59,958	151,816	98,700
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C,
5.476s, 2043
(United Kingdom)	223,371	202,049	—	—	—	—
FRB Ser. 03-3, Class 1C,
5.344s, 2044
(United Kingdom)	45,753	37,012	175,387	141,879	—	—

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Green Tree Financial Corp.
Ser. 96-5, Class M1,
8.05s, 2027	$ —	$ —	$ 238,206	$ 215,066	$ 322,794	$ 291,437
Ser. 96-8, Class A7,
8.05s, 2027	22,230	23,522	—	—	—	—
Ser. 99-5, Class A5,
7.86s, 2030	430,265	378,633	2,789,958	2,455,163	2,279,413	2,005,884
Ser. 97-2, Class A7,
7.62s, 2028	195,978	208,941	143,788	153,299	103,314	110,148
Ser. 97-6, Class A9,
7.55s, 2029	68,985	68,801	—	—	128,827	128,483
Ser. 97-4, Class A7,
7.36s, 2029	15,715	15,607	48,267	47,937	104,018	103,306
Ser. 97-3, Class A6,
7.32s, 2028	2,275	2,422	—	—	—	—
Ser. 95-8, Class M1,
7.3s, 2026	52,281	52,854	—	—	—	—
Ser. 96-10, Class A6,
7.3s, 2028	21,000	21,532	—	—	—	—
Ser. 96-10, Class M1,
7.24s, 2028	—	—	449,000	390,630	625,000	543,750
Ser. 97-6, Class M1,
7.21s, 2029	293,000	231,174	688,000	542,826	946,000	746,385
Ser. 96-2, Class A4,
7.2s, 2027	218,959	226,144	—	—	—	—
Ser. 97-3, Class A5,
7.14s, 2028	26,316	27,058	189,623	194,967	136,629	140,480
Ser. 97-6, Class A8,
7.07s, 2029	41,352	41,809	—	—	46,549	47,064
Ser. 93-4, Class A5,
7.05s, 2019	8,310	8,354	—	—	—	—
Ser. 95-10, Class B1,
7.05s, 2027	18,441	17,284	—	—	—	—
Ser. 98-4, Class A7,
6.87s, 2030	54,371	55,459	138,020	140,780	98,054	100,015
Ser. 97-7, Class A8,
6.86s, 2029	8,069	7,883	31,542	30,815	67,973	66,407
Ser. 99-3, Class A7,
6.74s, 2031	108,000	105,415	147,000	143,481	151,000	147,385
Ser. 99-3, Class A6,
6 1/2s, 2031	—	—	106,287	104,182	103,121	101,079
Ser. 98-6, Class A7,
6.45s, 2030	—	—	186,807	190,038	134,646	136,976
Ser. 99-2, Class A7,
6.44s, 2030	—	—	529,265	498,974	737,628	695,411
Ser. 98-7, Class M1,
6.4s, 2030	118,000	82,901	218,000	153,157	136,000	95,547
Ser. 99-1, Class A6,
6.37s, 2025	113,000	113,565	359,000	360,795	224,000	225,120
Ser. 98-2, Class A5,
6.24s, 2016	11,860	11,241	—	—	—	—
Greenpoint Manufactured
Housing
Ser. 00-3, Class IA,
8.45s, 2031	135,501	122,742	660,610	598,403	689,400	624,483
Ser. 99-5, Class M1A,
8.3s, 2026	—	—	198,000	177,048	157,000	140,386
Ser. 99-5, Class A4,
7.59s, 2028	167,359	167,360	366,382	366,382	251,040	251,040
Ser. 99-3, Class 1A5,
6.79s, 2023	9,290	9,376	—	—	—	—

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GS Auto Loan Trust 144A
Ser. 04-1, Class D,
5s, 2011 (F)	$ —	$ —	$ 257,594	$ 257,328	$ 252,014	$251,754
GSAMP Trust FRB
Ser. 06-HE5, Class A2C,
2.749s, 2036	584,000	481,621	2,514,000	2,073,279	1,998,000	1,647,737
Guggenheim Structured Real
Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D,
4.149s, 2030
(Cayman Islands)	—	—	250,000	151,925	250,000	151,925
FRB Ser. 05-1A, Class D,
4.129s, 2030
(Cayman Islands)	—	—	105,068	83,003	100,774	79,612
High Income Trust
Securities 144A FRB
Ser. 03-1A, Class A,
3.628s, 2036
(Cayman Islands)	—	—	464,564	278,739	422,763	253,658
Home Equity Asset Trust
FRB Ser. 04-7, Class A3,
2.989s, 2035	309	185	—	—	—	—
FRB Ser. 06-1, Class 2A4,
2.929s, 2036	117,000	76,050	527,000	342,550	415,000	269,750
Hyundai Auto Receivables Trust
Ser. 04-A, Class D, 4.1s, 2011	26,516	26,274	25,388	25,156	23,695	23,479
Impac CMB Trust FRB Ser. 04-8,
Class 1A, 3.319s, 2034	9,316	8,891	—	—	—	—
JPMorgan Mortgage
Acquisition Corp.
FRB Ser. 06-FRE1, Class A4,
2.889s, 2035	100,000	87,030	443,000	385,543	347,000	301,994
Lehman ABS Manufactured
Housing Contract
Ser. 01-B, Class M1,
6.63s, 2028	185,000	142,450	171,000	131,670	176,000	135,520
Ser. 01-B, Class A5,
5.873s, 2022	68,630	65,864	—	—	—	—
Ser. 01-B, Class A4,
5.27s, 2018	41,836	39,486	—	—	—	—
Lehman XS Trust
Ser. 07-6, Class 3A6,
6 1/2s, 2037	544,358	498,513	4,884,948	4,473,543	4,091,613	3,747,021
IFB Ser. 07-3, Class 4B, IO,
4.091s, 2037	414,817	39,742	1,700,488	162,915	1,454,053	139,305
FRB Ser. 07-6, Class 2A1,
2.809s, 2037	1,203,723	866,801	5,594,515	4,028,610	4,322,214	3,112,426
LNR CDO, Ltd. 144A
FRB Ser. 03-1A,
Class EFL, 5.599s, 2036
(Cayman Islands)	105,000	48,825	595,000	276,675	460,000	213,900
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4,
3.219s, 2035 (F)	—	—	240,000	107,826	216,000	97,044
FRB Ser. 06-4, Class 2A4,
2.859s, 2036	111,000	60,580	503,000	274,521	394,000	215,032
FRB Ser. 06-1, Class 2A3,
2.789s, 2036	166,000	133,630	770,000	619,850	612,000	492,660

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Marriott Vacation Club Owner
Trust 144A
Ser. 05-2, Class D,
6.205s, 2027	$ —	$ —	$ 24,998	$ 24,925	$ 26,850	$ 26,772
Ser. 04-2A, Class D,
5.389s, 2026	—	—	18,102	18,273	17,754	17,922
Ser. 04-1A, Class C,
5.265s, 2026	—	—	45,041	39,737	41,823	36,898
FRB Ser. 02-1A, Class A1,
3.236s, 2024	19,601	18,009	83,060	76,317	81,701	75,069
MASTR Asset Backed
Securities Trust
FRB Ser. 04-HE1, Class A1,
2.999s, 2034	4,209	3,031	—	—	—	—
FRB Ser. 04-OPT2, Class A2,
2.949s, 2034	17,045	10,227	—	—	—	—
FRB Ser. 06-FRE2, Class A4,
2.749s, 2036	58,000	43,883	262,000	198,230	206,000	155,860
MBNA Credit Card Master
Note Trust FRB
Ser. 03-C5, Class C5,
3.998s, 2010	170,000	168,679	470,000	466,347	420,000	416,736
Merrill Lynch Mortgage
Investors, Inc.
Ser. 04-WMC3, Class B3,
5s, 2035	4,642	1,903	13,777	5,649	12,729	5,219
FRB Ser. 04-HE2, Class A1A,
2.999s, 2035	4,085	2,806	—	—	—	—
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	49,289	42,389	189,874	163,292	146,746	126,202
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
3.279s, 2035 (F)	—	—	150,000	67,430	135,000	60,687
FRB Ser. 05-HE1, Class M3,
3.119s, 2034 (F)	—	—	150,000	82,419	135,000	74,177
FRB Ser. 04-HE8, Class A4,
2.979s, 2034 (F)	6,211	5,297	—	—	—	—
FRB Ser. 06-NC4, Class M2,
2.899s, 2036 (F)	—	—	210,000	56,455	189,000	50,809
Navigator CDO, Ltd. 144A
FRB Ser. 03-1A, Class A1,
3.555s, 2015
(Cayman Islands)	52,515	50,876	91,249	88,402	86,407	83,712
Navistar Financial Corp.
Owner Trust
Ser. 05-A, Class C,
4.84s, 2014	31,937	29,029	75,051	68,217	72,257	65,677
Ser. 04-B, Class C,
3.93s, 2012	7,930	7,218	30,642	27,888	33,887	30,841
New Century Home Equity
Loan Trust
Ser. 03-5, Class AI7,
5.15s, 2033	89,580	83,583	304,388	284,012	266,911	249,043
FRB Ser. 03-4, Class M3,
4.649s, 2033 (F)	—	—	13,863	2,352	12,476	2,117
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
2.759s, 2036	138,000	120,101	626,000	544,808	488,000	424,706
FRB Ser. 06-2, Class A2C,
2.749s, 2036	138,000	115,449	626,000	523,704	488,000	408,255

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1,
7.96s, 2027	$ 544,052	$ 342,893	$ 733,760	$ 462,458	$ 456,302	$ 287,588
Ser. 00-A, Class A3,
7.945s, 2022	71,684	58,978	278,874	229,442	272,862	224,495
Ser. 95-B, Class B1,
7.55s, 2021	—	—	185,000	111,000	267,000	160,200
Ser. 00-D, Class A3,
6.99s, 2022	—	—	233,987	224,558	119,183	114,380
Ser. 01-E, Class A4,
6.81s, 2031	617,408	518,767	814,045	683,989	881,535	740,696
Ser. 99-B, Class A3,
6.45s, 2017	135,703	122,301	287,171	258,811	265,842	239,588
Ser. 99-A, Class A3,
6.09s, 2029	197,754	177,271	—	—	—	—
Ser. 01-E, Class A, IO,
6s, 2009	155,150	3,448	529,801	11,773	355,258	7,895
Ser. 01-D, Class A3,
5.9s, 2022	87,393	67,293	687,829	529,628	533,791	411,019
Ser. 02-C, Class A1,
5.41s, 2032	282,990	260,237	835,992	768,778	773,617	711,418
Ser. 01-D, Class A2,
5.26s, 2019	52,348	34,796	—	—	320,001	212,704
Ser. 02-A, Class A2,
5.01s, 2020	197,148	170,460	—	—	98,574	85,230
Oakwood Mortgage Investors,
Inc. 144A
Ser. 01-B, Class A4,
7.21s, 2030	—	—	85,745	74,170	113,486	98,166
Ser. 01-B, Class A3,
6.535s, 2023	—	—	71,433	64,428	51,488	46,439
Ocean Star PLC 144A
FRB Ser. 04, Class D,
5.388s, 2018 (Ireland)	23,000	20,930	133,000	121,030	123,000	111,930
FRB Ser. 05-A, Class D,
4.588s, 2012 (Ireland)	27,000	22,410	149,000	123,670	150,000	124,500
Option One Mortgage Loan
Trust FRB
Ser. 05-4, Class M11,
5.099s, 2035	—	—	46,000	6,440	51,000	7,140
Origen Manufactured Housing
Ser. 04-B, Class A3,
4 3/4s, 2021	56,000	56,757	—	—	—	—
Ser. 04-B, Class A2,
3.79s, 2017	54,922	53,944	35,089	34,464	32,419	31,842
Park Place Securities, Inc.
FRB Ser. 05-WCH1,
Class M4, 3.429s, 2036 (F)	—	—	97,000	43,600	88,000	39,554
FRB Ser. 04-MCW1,
Class A2, 2.979s, 2034	12,388	10,574	—	—	—	—
FRB Ser. 04-WHQ2,
Class A3A, 2.949s, 2035	5,366	4,132	43,332	33,366	42,031	32,364
Park Place Securities, Inc.
144A FRB
Ser. 04-MHQ1,
Class M10, 5.099s, 2034	—	—	43,086	3,016	47,493	3,325
People’s Financial Realty
Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2,
2.729s, 2036	224,000	183,680	995,000	815,900	791,000	648,620

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Permanent Financing PLC
FRB Ser. 3, Class 3C,
4.14s, 2042
(United Kingdom)	$ 110,000	$ 108,695	$ 280,000	$ 276,679	$ 270,000	$ 266,798
FRB Ser. 4, Class 3C,
3.79s, 2042
(United Kingdom)	177,000	167,267	500,000	472,505	503,000	475,340
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1,
3.8s, 2011
(United Kingdom)	134,000	113,874	474,000	402,807	422,000	358,617
FRB Ser. 04-2A, Class C,
3.68s, 2011
(United Kingdom)	—	—	183,000	150,161	169,000	138,673
Popular ABS Mortgage
Pass-Through Trust
FRB Ser. 04-4, Class AV1,
2.939s, 2034	3,639	2,907	—	—	—	—
Renaissance Home Equity
Loan Trust FRB
Ser. 04-3, Class AV1,
3.019s, 2034	176,838	142,354	—	—	—	—
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
2.789s, 2036	195,197	182,611	904,736	846,402	719,299	672,921
FRB Ser. 06-RZ2, Class A2,
2.769s, 2036	289,000	265,519	—	—	—	—
FRB Ser. 07-RZ1, Class A2,
2.759s, 2037	207,000	165,940	840,000	673,381	667,000	534,697
Residential Asset Securities Corp.
FRB Ser. 06-EMX3, Class A2,
2.779s, 2036	1,216,000	1,003,200	—	—	—	—
Residential Asset Securities
Corp. 144A
FRB Ser. 05-KS10, Class B,
5.349s, 2035 (F)	43,000	4,289	229,000	22,841	251,000	25,035
Ser. 04-NT, Class Note,
4 1/2s, 2034	12,285	1,229	17,855	1,786	19,247	1,925
SAIL Net Interest Margin
Notes 144A
Ser. 03-3, Class A,
7 3/4s, 2033
(Cayman Islands)
(In default) †	2,566	3	3,381	3	7,825	8
Ser. 04-4A, Class B,
7 1/2s, 2034
(Cayman Islands)
(In default) †	—	—	49,135	5	—	—
Saxon Asset Securities Trust
FRB Ser. 04-3, Class A,
2.939s, 2034	20,877	15,745	—	—	—	—
Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2,
3.249s, 2035 (F)	—	—	150,000	67,374	135,000	60,637
FRB Ser. 07-NC2, Class A2B,
2.739s, 2037	171,000	116,280	789,000	536,520	628,000	427,040

ASSET-BACKED SECURITIES*		Growth 0.8%		Balanced 3.2%		Conservative 5.3%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

SG Mortgage Securities Trust
FRB Ser. 06-OPT2,
Class A3D, PO,
2.809s, 2036	$ 234,000	$ 147,958	$ 1,061,000	$ 670,870	$ 832,000	$ 526,074
FRB Ser. 06-FRE1,
Class A2B, 2.779s, 2036	—	—	506,000	364,320	402,000	289,440
Soundview Home Equity
Loan Trust
FRB Ser. 06-OPT3,
Class 2A3, 2.769s, 2036	111,000	95,165	502,000	430,387	394,000	337,793
FRB Ser. 06-3, Class A3,
2.759s, 2036	587,000	485,800	2,527,000	2,091,339	2,009,000	1,662,643
Soundview Home Equity
Loan Trust 144A
FRB Ser. 05-CTX1, Class B1,
5.099s, 2035	58,000	6,960	—	—	134,000	16,080
Structured Asset Investment
Loan Trust
FRB Ser. 06-BNC2,
Class A6, 2.859s, 2036	111,000	55,500	503,000	251,500	394,000	197,000
Structured Asset Investment
Loan Trust
144A FRB Ser. 05-HE3,
Class M11, 5.099s, 2035	—	—	—	—	225,000	5,548
Structured Asset Receivables
Trust 144A
FRB Ser. 05-1, 4.426s, 2015	—	—	1,145,777	1,099,945	1,103,810	1,059,658
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	—	—	349,000	164,543	299,000	140,970
TIAA Real Estate CDO,
Ltd. 144A
FRB Ser. 02-1A, Class III,
7.6s, 2037	100,000	71,884	384,000	276,035	278,000	199,838
Ser. 02-1A, Class IIFX,
6.77s, 2037	200,000	168,360	—	—	—	—
Wells Fargo Home Equity Trust
FRB Ser. 07-1, Class A3,
2.919s, 2037	—	—	222,000	127,679	174,000	100,072
WFS Financial Owner Trust
Ser. 05-1, Class D,
4.09s, 2012	20,344	20,014	—	—	16,753	16,482
Ser. 04-3, Class D,
4.07s, 2012	2,785	2,775	11,241	11,199	10,229	10,190
Ser. 04-4, Class D,
3.58s, 2012	8,466	8,392	6,773	6,713	6,542	6,485
Whinstone Capital
Management, Ltd. 144A
FRB Ser. 1A, Class B3,
4.231s, 2044
(United Kingdom)	—	—	187,895	131,526	188,397	131,878

Total asset-backed securities
(cost $20,965,040, $78,151,755
and $68,404,547)		$18,164,760		$66,998,701		$58,352,816

PURCHASED OPTIONS
OUTSTANDING*			Growth 0.4%		Balanced 1.9%		Conservative 2.8%

	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with Deutschbank
for the right to pay a
fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$ 5,940,000	$ 77,101	$32,873,000	$ 426,692	$20,822,000	$ 270,270
Option on an interest rate
swap with Deutschbank
for the right to receive a
fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	5,940,000	536,738	32,873,000	2,970,404	20,822,000	1,881,476
Option on an interest rate
swap with Goldman
Sachs International for
the right to pay a fixed
rate of 4.965% versus
the three month USD-
LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	19,000,000	2	53,000,000	5	48,000,000	5
Option on an interest rate
swap with Goldman
Sachs International for
the right to receive a
fixed rate of 4.965%
versus the three month
USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965	19,000,000	1,425,760	53,000,000	3,977,120	48,000,000	3,601,920
Option on an interest rate
swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.16% versus the
three month USD-
LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	1,586,000	111	—	—	—	—
Option on an interest rate
swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.16%
versus the three month
USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	1,586,000	139,933	—	—	—	—
Option on an interest rate
swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.1975% versus
the three month USD-
LIBOR-BBA maturing
on May 14, 2018.	May-08/5.198	2,794,000	1,090	9,744,000	3,800	7,233,000	2,821

PURCHASED OPTIONS
OUTSTANDING*			Growth 0.4%		Balanced 1.9%		Conservative 2.8%

	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.1975%
versus the three month
USD-LIBOR-BBA
maturing on
May 14, 2018.	May-08/5.198	$ 2,794,000	$ 252,997	$ 9,744,000	$ 882,319	$ 7,233,000	$ 654,948
Option on an interest rate
swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325% versus
the three month USD-
LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	83,640	29,348,000	400,307	23,230,000	316,857
Option on an interest rate
swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	6,132,000	532,932	29,348,000	2,550,635	23,230,000	2,018,919
Option on an interest rate
swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month USD-
LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	11,719,000	269,420	48,439,000	1,113,613	35,609,000	818,651
Option on an interest rate
swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	11,719,000	950,528	48,439,000	3,928,887	35,609,000	2,888,246
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 4.2375% versus the
three month USD-
LIBOR-BBA maturing
May 8, 2018.	May-08/4.238	14,799,000	172,852	63,425,000	740,804	55,761,000	651,288

PURCHASED OPTIONS
OUTSTANDING*			Growth 0.4%		Balanced 1.9%		Conservative 2.8%

	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 4.2375% versus
the three month USD-
LIBOR-BBA maturing
May 8, 2018.	May-08/4.238	$ 14,799,000	$ 334,457	$ 63,425,000	$ 1,433,405	$ 55,761,000	$ 1,260,199
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 4.405% versus the
three month USD-
LIBOR-BBA maturing
April 16, 2018.	Apr-08/4.405	6,999,000	14,418	7,613,000	15,683	5,975,000	12,309
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 4.405% versus
the three month USD-
LIBOR-BBA maturing
on April 16, 2018.	Apr-08/4.405	6,999,000	197,582	7,613,000	214,915	5,975,000	168,674
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.315% versus the
three month USD-
LIBOR-BBA maturing
February 7, 2023.	Feb-13/5.315	14,799,000	791,894	63,425,000	3,393,872	55,761,000	2,983,771
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.315% versus
the three month USD-
LIBOR-BBA maturing
February 7, 2023.	Feb-13/5.315	14,799,000	891,492	63,425,000	3,820,722	55,761,000	3,359,043
Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.37% versus the
three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.37	11,719,000	265,318	48,439,000	1,096,659	35,609,000	806,188

PURCHASED OPTIONS
OUTSTANDING*		Growth 0.4%		Balanced 1.9%			Conservative 2.8%

	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate
swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.37% versus the
three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.37	$ 11,719,000	$ 960,020	$ 48,439,000	$ 3,968,123	$ 35,609,000	$ 2,917,089
Option on an interest rate
swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.315% versus
the three month USD-
LIBOR-BBA maturing
on April 8, 2019.	Apr-09/5.315	6,132,000	84,744	29,348,000	405,589	23,230,000	321,039
Option on an interest rate
swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on April 8, 2019.	Apr-09/5.315	6,132,000	529,192	29,348,000	2,532,732	23,230,000	2,004,749
Option on an interest rate
swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.355% versus
the three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	269,420	48,439,000	1,113,613	35,609,000	818,651
Option on an interest rate
swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	11,719,000	950,528	48,439,000	3,928,887	35,609,000	2,888,246

Total purchased
options outstanding
(cost $6,796,762,
$27,601,936
and $21,959,812)			$ 9,732,169		$38,918,786		$ 30,645,359

WARRANTS* †				Growth 0.1%		Balanced —%		Conservative —%

	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$ 2,900	—	$ —	29	$1,450
AboveNet, Inc.	9/08/08	20.00	49	2,695	—	—	25	1,375
Aldar Properties 144A
(United Arab
Emirates)	1/12/10	AED 0.00001	619,620	1,729,545	—	—	—	—
Dayton Superior Corp.
144A (F)	6/15/09	$ 0.01	630	2,359	—	—	330	1,236
MSCI India Trust 144A	4/21/09	INR 0.000001	3,064	1,478,775	—	—	—	—

Total warrants
(cost $3,358,000,
$— and $6,238)			$3,216,274			$ —		$4,061

INVESTMENT COMPANIES*				Growth 0.1%		Balanced 0.4%		Conservative —%

			Shares	Value	Shares	Value	Shares	Value

iShares MSCI EAFE Index Fund			—	$ —	—	$ —	1,900	$ 136,610
iShares MSCI Taiwan Index Fund			40,900	648,265	—	—	—	—
iShares Russell 2000 Growth
Index Fund (SG) (SB)			16,800	1,224,720		1,115,370	—	—
iShares Russell 2000 Value
Index Fund (SG) (SB)			17,500	1,153,950	13,300	877,002	—	—
S&P 500 Index Depository Receipts
(SPDR Trust Series 1) (SB)			—	—	51,689	6,820,364	—	—

Total investment companies
(cost $3,085,356, $7,800,755
and $134,077)				$3,026,935	$8,812,736			$136,610

SENIOR LOANS* (c)				Growth 0.1%		Balanced 0.3%		Conservative 0.6%

			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value
Basic Materials				—%		—%		0.1%

Aleris International, Inc. bank term
loan FRN Ser. B, 4 5/8s, 2013 $			—	$ —	$ 82,000	$67,992	$ 76,000	$ 63,017
Georgia-Pacific, LLC bank term
loan FRN Ser. B, 4.727s, 2013			—	—	122,686	113,508	113,709	105,203
Graphic Packaging Corp. bank
term loan FRN Ser. C,
7.453s, 2014			205,000	186,934	445,000	405,784	385,000	351,072
Momentive Performance
Materials, Inc. bank term loan
FRN 4.938s, 2013			—	—	123,000	108,240	112,498	98,999
NewPage Holding Corp. bank
term loan FRN 6.313s, 2014			—	—	123,000	120,027	114,000	111,245

				186,934		815,551		729,536

Capital Goods				—%		—%		0.1%

Hawker Beechcraft Acquisition
Co., LLC bank term loan
FRN 4.73s, 2014			—	—	6,588	6,125	6,106	5,677
Hawker Beechcraft Acquisition
Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014			—	—	113,052	105,103	104,780	97,413
Polypore, Inc. bank term loan
FRN Ser. B, 4.96s, 2014			—	—	122,691	107,968	113,714	100,068

SENIOR LOANS* (c)		Growth 0.1%		Balanced 0.3%		Conservative 0.6%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital Goods continued

Sequa Corp. bank term loan
FRN 5.95s, 2014	$ —	$ —	$ 245,385	$ 231,326	$ 227,430	$ 214,400
Wesco Aircraft Hardware
Corp. bank term loan
FRN 4.95s, 2013	—	—	123,000	114,595	114,000	106,210

		—		565,117		523,768

Communication Services		—%		0.1%		0.1%

Cricket Communications, Inc.
bank term loan FRN Ser. B,
5.696s, 2013	—	—	122,688	116,093	113,711	107,599
Crown Castle International
Corp. bank term loan
FRN 4.196s, 2014	—	—	61,844	56,317	56,856	51,775
Fairpoint Communications,
Inc. bank term loan
FRN Ser. B, 7.453s, 2015	290,000	254,596	640,000	561,867	555,000	487,244
Intelsat Corp. bank term loan
FRN Ser. B2, 5.611s, 2011	—	—	40,996	37,409	37,996	34,672
Intelsat Corp. bank term loan
FRN Ser. B2-A, 5.611s, 2013	—	—	41,008	37,420	38,008	34,682
Intelsat Corp. bank term loan
FRN Ser. B2-C, 5.611s, 2013	—	—	40,996	37,409	37,996	34,672
Level 3 Communications, Inc.
bank term loan FRN
6.202s, 2014	—	—	123,000	105,165	114,000	97,470
MetroPCS Wireless, Inc. bank
term loan FRN 6.097s, 2013	—	—	123,000	112,511	114,000	104,278
PAETEC Holding Corp.
bank term loan
FRN Ser. B1, 5.204s, 2013	—	—	122,690	113,795	113,712	105,468
Time Warner Telecom, Inc.
bank term loan
FRN Ser. B, 5.13s, 2013	—	—	123,000	114,452	114,000	106,077
West Corp. bank term loan
FRN 5.55s, 2013	—	—	123,000	106,190	114,000	98,420

		254,596		1,398,628		1,262,357

Consumer Cyclicals		—%		0.1%		0.1%

Allison Transmission bank term
loan FRN Ser. B, 5.746s, 2014	—	—	123,000	107,669	114,000	99,791
Aramark Corp. bank term loan
FRN 4.83s, 2014	—	—	7,347	6,835	6,810	6,335
Aramark Corp. bank term loan
FRN Ser. B, 4.696s, 2014	—	—	115,653	107,589	107,190	99,717
Dana Corp. bank term loan
FRN 6.779s, 2015	—	—	122,693	112,673	113,715	104,428
Goodman Global Holdings, Inc.
bank term loan FRN Ser. B,
7 1/2s, 2011	—	—	100,000	97,250	92,000	89,470
Goodyear Tire & Rubber Co.
(The) bank term loan
FRN 6.43s, 2010	—	—	123,000	110,700	114,000	102,600
Harrah’s Operating Co., Inc.
bank term loan FRN Ser. B2,
7.703s, 2015	—	—	123,000	112,567	114,000	104,330
Lear Corp bank term loan
FRN 5.274s, 2013	—	—	123,000	111,776	114,000	103,598

SENIOR LOANS* (c)		Growth 0.1%		Balanced 0.3%		Conservative 0.6%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer Cyclicals continued

National Bedding Co. bank term
loan FRN 4.741s, 2011	$ —	$ —	$ 53,000	$ 43,195	$ 49,000	$ 39,935
Nortek Holdings, Inc. bank
term loan FRN Ser. B,
5.35s, 2011	—	—	76,801	65,921	70,817	60,784
Yankee Candle Co., Inc. bank
term loan FRN 4.611s, 2014	—	—	73,000	62,817	68,000	58,514

		—		938,992		869,502

Consumer Staples		—%		0.1%		0.1%

Affinion Group, Inc. bank term
loan FRN Ser. B, 5.552s, 2013	—	—	123,000	113,160	114,000	104,880
Cablevision Systems Corp. bank
term loan FRN 4 3/4s, 2013	—	—	122,687	114,500	113,710	106,122
Charter Communications
Operating, LLC bank term
loan FRN 8 1/2s, 2014	145,000	141,013	320,000	311,200	275,000	267,438
Charter Communications, Inc.
bank term loan
FRN 5.26s, 2014	—	—	123,000	103,807	114,000	96,211
Cinemark USA, Inc. bank term
loan FRN 4.772s, 2013	—	—	123,000	111,161	114,000	103,028
Idearc, Inc. bank term loan
FRN Ser. B, 4.7s, 2014	—	—	122,689	97,967	113,712	90,799
Paxson Communications Corp.
bank term loan FRN Ser. B,
7.627s, 2012	—	—	205,000	165,025	190,000	152,950
Pinnacle Foods Holding Corp.
bank term loan FRN Ser. B,
7.406s, 2014	—	—	122,691	106,189	113,714	98,419
Spectrum Brands, Inc. bank
term loan FRN Ser. B1,
7.815s, 2013	—	—	122,987	109,151	113,988	101,164
Univision Communications, Inc.
bank term loan FRN Ser. B,
5.479s, 2014	—	—	118,872	93,396	110,175	86,562
Univision Communications, Inc.
bank term loan FRN Ser. DD,
7.61s, 2014 (U)	—	—	4,128	3,243	3,826	3,006
VNU Group BV bank term loan
FRN Ser. B, 5.346s, 2013
(Netherlands)	—	—	122,806	110,569	113,820	102,478

		141,013		1,439,368		1,313,057

Energy		—%		—%		—%

Sandridge Energy bank term loan
FRN 8 5/8s, 2015	275,000	270,875	265,000	261,025	125,000	123,125
Sandridge Energy bank term loan
FRN 6.323s, 2014	100,000	92,500	95,000	87,875	45,000	41,625
Western Refining, Inc. bank term
loan FRN Ser. B, 4.994s, 2014	—	—	84,786	73,022	78,802	67,868

		363,375		421,922		232,618

Financial		—%		—%		—%

Residential Capital, LLC bank
term loan FRN 5.953s, 2008	610,000	445,300	520,000	379,600	250,000	182,500

SENIOR LOANS* (c)		Growth 0.1%		Balanced 0.3%		Conservative 0.6%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health Care		—%		—%		—%

Health Management Associates,
Inc. bank term loan
FRN 4.446s, 2014	$ —	$ —	$ 120,437	$ 103,952	$ 111,624	$ 96,346
IASIS Healthcare, LLC/ IASIS
Capital Corp. bank term loan
FRN Ser. DD, 4.978s, 2014	—	—	29,487	26,587	27,329	24,642
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN 7.62s, 2014	—	—	7,863	7,090	7,288	6,571
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN Ser. B, 5.244s, 2014	—	—	85,435	77,034	79,183	71,397
Sun Healthcare Group, Inc.
bank term loan FRN
4.73s, 2014	—	—	20,507	18,456	19,006	17,106
Sun Healthcare Group, Inc.
bank term loan FRN Ser. B,
5.539s, 2014	—	—	124,873	112,386	114,139	102,725
Sun Healthcare Group, Inc.
bank term loan FRN Ser. DD,
4.677s, 2014	—	—	12,927	11,634	11,981	10,783

		—		357,139		329,570

Technology		—%		—%		0.1%

First Data Corp. bank term loan
FRN Ser. B1, 5.355s, 2014	—	—	122,692	110,303	113,714	102,232
Freescale Semiconductor, Inc.
bank term loan FRN Ser. B,
4.861s, 2013	—	—	80,795	67,887	74,811	62,858
SunGard Data Systems, Inc.
bank term loan FRN
5.162s, 2014	—	—	123,000	113,915	114,000	105,580
Travelport bank term loan
FRN 5.196s, 2013	—	—	73,863	64,234	68,458	59,534
Travelport bank term loan
FRN Ser. B, 4.954s, 2013	—	—	49,137	42,732	45,542	39,605

		—		399,071		369,809

Transportation		—%		—%		—%

Navistar Financial Corp. bank
term loan FRN 5.957s, 2012	—	—	32,800	28,823	30,400	26,714
Navistar International Corp.
bank term loan FRN
6.501s, 2012	—	—	90,200	79,263	83,600	73,464

		—		108,086		100,178

Utilities & Power		—%		—%		—%

Energy Future Holdings Corp.
bank term loan FRN Ser. B2,
6.579s, 2014	—	—	123,000	111,944	114,000	103,753
NRG Energy, Inc. bank term loan
FRN 6.58s, 2014	—	—	38,851	36,272	36,008	33,618
NRG Energy, Inc. bank term loan
FRN 6.58s, 2014	—	—	84,149	78,562	77,992	72,814

		—		226,778		210,185

Total senior loans (cost $1,514,423,
$7,136,547 and $6,155,248)		$ 1,391,218		$ 7,050,252		$ 6,123,080

CONVERTIBLE BONDS AND NOTES*
(cost $438,523, $433,109 and $200,313)			Growth —%		Balanced —%		Conservative —%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

DRS Technologies, Inc. 144A
cv. unsec. notes 2s, 2026		$405,000	$456,131	$400,000	$450,500	$185,000	$208,356

MUNICIPAL BONDS AND NOTES*			Growth —%		Balanced —%		Conservative 0.1%

		Principal		Principal		Principal
	Rating**	amount	Value	amount	Value	amount	Value

MI Tobacco Settlement
Fin. Auth. Rev. Bonds,
Ser. A, 7.309s, 6/1/34	Baa3	$—	$—	$220,000	$213,954	$230,000	$223,680
WV Tobacco Settlement
Fin. Auth. Rev. Bonds,
Ser. A, 7.467s, 6/1/47	Baa3	—	—	660,000	630,043	520,000	496,397

Total municipal bonds and notes
(cost $—, $879,977 and $749,975)			$—		$843,997		$720,077

FOREIGN GOVERNMENT BONDS AND NOTES*
(cost $—, $3,814,457 and $3,272,106)			Growth —%		Balanced 0.2%		Conservative 0.3%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Peru (Republic of) govt.
guaranty sr. sec. bond
12 1/4s, 2011		$—	$—	$8,475,000	$3,747,607	$7,270,000	$3,214,761

SHORT-TERM INVESTMENTS*		Growth 20.1%		Balanced 17.3%		Conservative 24.1%

		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Three Pillars Funding Corp. for an
effective yield of 2.81%,
April 14, 2008		$—	$—	$37,654,000	$37,615,928	$—	$—
Thunder Bay Funding, Inc. for an
effective yield of 3.16%,
April 10, 2008		30,000,000	29,976,453	—	—	—	—
Working Capital Management
Co., LP for an effective yield
of 3.15%, April 11, 2008		—	—	20,000,000	19,982,500	—	—
Interest in $420,000,000 joint
tri-party repurchase agreement
dated March 31, 2008 with
Deutsche Bank Securities, Inc.
due April 1, 2008 — maturity
value of $3,200,222 for an
effective yield of 2.50%
(collateralized by various
mortgage backed securities
with a coupon rate of 5.00%
and a due dates ranging from
June 1, 2036 to September 1,
2037 valued at $428,400,001).		3,200,000	3,200,000	—	—	—	—

SHORT-TERM INVESTMENTS*		Growth 20.1%		Balanced 17.3%		Conservative 24.1%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Short-term investments held as
collateral for loaned securities
with yields ranging from 1.35%
to 3.25% and due dates ranging
from April 1, 2008 to
May 9, 2008 (d)	$ 108,149,478	$ 108,011,486	$87,142,065	$ 87,029,799	$ 12,311,501	$ 12,296,081
Putnam Prime Money
Market Fund (e)	339,926,858	339,926,858	214,962,459	214,962,459	251,678,756	251,678,756

Total short-term investments
(cost $481,114,797, $359,590,686
and $263,974,837)		$ 481,114,797		$ 359,590,686	$ 263,974,837

TOTAL INVESTMENTS

Total investments (cost $2,897,534,671,
$3,238,371,615 and $2,056,486,303)		$ 2,958,802,732	$ 3,312,563,017		$ 2,093,461,935

Key to holding’s currency abbreviations

AED	United Arab Emirates Dirham
CHF	Swiss Franc
GBP	British Pound
EUR	Euro
INR	Indian Rupee
USD / $	United States Dollar

* Percentages indicated are based on net assets as follows:

Growth Portfolio	$2,394,949,878
Balanced Portfolio	2,080,057,632
Conservative Portfolio	1,096,653,845

** The Moody’s or Standard & Poor’s ratings indicated are believed to be the most recent ratings available at March 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 2008. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

† † The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 (for Conservative Portfolio). The total market value of restricted securities held by the fund was less than 0.01% of the fund’s net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at March 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

 (F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at March 31, 2008 (Growth Portfolio).

(SB) Securities on loan, in part or in entirety, at March 31, 2008 (Balanced Portfolio).

(SC) Securities on loan, in part or in entirety, at March 31, 2008 (Conservative Portfolio).

(U) This security, in part or in entirety, represents unfunded loan commitments (Note 7).

At March 31, 2008, liquid assets totaling $251,429,482, $641,277,853 and $533,816,599 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2008 (as a percentage of Portfolio Value):

Growth Portfolio

United States	73.3%
Japan	3.8
United Kingdom	3.6
France	1.5
Belgium	1.5
Italy	1.5
Australia	1.2
China	0.9
Sweden	0.9
Netherlands	0.9
Brazil	0.8
Austria	0.8
Switzerland	0.8
Russia	0.7
Germany	0.6
South Korea	0.6
Hong Kong	0.5
Singapore	0.5
Spain	0.5
Other	5.1

Total	100.0%

Balanced Portfolio

United States	86.6%
United Kingdom	2.5
Japan	2.2
Belgium	0.9
Italy	0.9
France	0.9
Australia	0.7
Sweden	0.6
Netherlands	0.6
Other	4.1

Total	100.0%

Conservative Portfolio

United States	93.0%
United Kingdom	1.6
Japan	1.0
France	0.5
Other	3.9

Total	100.0%

Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $467,753,663) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 81,930,268	$ 80,109,452	4/16/08	$1,820,816
Brazilian Real	5,829,172	5,878,342	4/16/08	(49,170)
British Pound	85,597,155	85,742,867	6/18/08	(145,712)
Canadian Dollar	22,887,849	23,458,444	4/16/08	(570,595)
Chilean Peso	612,307	566,927	4/16/08	45,380
Czech Koruna	415,098	406,206	6/18/08	8,892
Danish Krone	1,002,765	968,493	6/18/08	34,272
Euro	42,219,423	41,534,514	6/18/08	684,909
Hong Kong Dollar	12,238,150	12,212,501	5/21/08	25,649
Hungarian Forint	30,945	29,673	6/18/08	1,272
Indian Rupee	3,039,376	3,092,868	5/21/08	(53,492)
Japanese Yen	52,938,228	49,842,131	5/21/08	3,096,097
Malaysian Ringgit	1,322,865	1,309,454	1/8/09	13,411
Malaysian Ringgit	1,353,122	1,341,693	5/21/08	11,429
Mexican Peso	2,334,537	2,289,728	4/16/08	44,809
Norwegian Krone	108,302,120	106,497,038	6/18/08	1,805,082
Polish Zloty	3,865,984	3,749,286	6/18/08	116,698
South African Rand	1,639,915	1,839,459	4/16/08	(199,544)
South Korean Won	1,296,476	1,352,904	5/21/08	(56,428)
Swedish Krona	1,404,748	1,355,172	6/18/08	49,576
Swiss Franc	38,371,243	37,635,836	6/18/08	735,407
Taiwan Dollar	374,979	374,810	5/21/08	169
Turkish Lira	5,663,725	6,165,865	6/18/08	(502,140)

Total				$6,916,787

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $560,132,518) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 12,722,649	$ 12,241,584	4/16/08	$ (481,065)
British Pound	41,155,200	41,241,012	6/18/08	85,812
Canadian Dollar	41,133,404	42,261,482	4/16/08	1,128,078
Chilean Peso	198,980	186,398	4/16/08	(12,582)
Chinese Yuan	1,452,629	1,405,126	1/8/09	(47,503)
Czech Koruna	169,676	163,791	6/18/08	(5,885)
Euro	244,832,612	237,105,858	6/18/08	(7,726,754)
Hong Kong Dollar	8,029,710	8,012,058	5/21/08	(17,652)
Hungarian Forint	5,201,861	5,007,369	6/18/08	(194,492)
Japanese Yen	61,722,369	58,050,975	5/21/08	(3,671,394)
Mexican Peso	654,230	644,965	4/16/08	(9,265)
New Zealand Dollar	8,785,054	8,656,168	4/16/08	(128,886)
Norwegian Krone	10,921,072	10,734,522	6/18/08	(186,550)
Polish Zloty	4,417	4,311	6/18/08	(106)
Singapore Dollar	24,182,217	23,667,887	5/21/08	(514,330)
South African Rand	227,162	224,745	4/16/08	(2,417)
Swedish Krona	84,083,320	81,574,768	6/18/08	(2,508,552)
Swiss Franc	24,271,460	23,546,568	6/18/08	(724,892)
Taiwan Dollar	4,240,201	4,055,483	5/21/08	(184,718)
Turkish Lira	1,323,095	1,347,448	6/18/08	24,353

Total				$(15,178,800)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Long)	522	$120,804,545	Jun-08	$ (89,542)
Australian Government Treasury Bond 10 yr (Long)	79	50,839,342	Jun-08	86,247
Canadian Government Bond 10 yr (Long)	10	1,165,062	Jun-08	37,511
Canadian Government Bond 10 yr (Short)	28	3,262,173	Jun-08	(105,249)
DAX Index (Long)	39	10,148,793	Jun-08	490,558
Dow Jones Euro Stoxx 50 Index (Short)	2,017	112,972,811	Jun-08	(2,514,798)
Euro-Bobl 5 yr (Long)	21	3,658,402	Jun-08	(39,168)
Euro-Bund 10 yr (Long)	99	18,120,924	Jun-08	(151,837)
Euro-Bund 10 yr (Short)	102	18,670,043	Jun-08	144,574
Euro-CAC 40 Index (Short)	194	14,429,830	Apr-08	(489,114)
Euro-Dollar 90 day (Short)	223	54,484,475	Jun-08	(1,370,794)
Euro-Dollar 90 day (Short)	211	51,644,888	Sep-08	(1,399,954)
Euro-Dollar 90 day (Long)	90	21,920,625	Sep-09	493,781
Euro-Euribor Interest Rate 90 day (Short)	109	41,236,255	Sep-08	69,125
Euro-Euribor Interest Rate 90 day (Short)	163	61,748,831	Dec-08	187,523
Euro-Euribor Interest Rate 90 day (Long)	97	36,817,039	Dec-09	(111,453)
Euro-Euribor Interest Rate 90 day (Long)	175	66,463,920	Sep-09	(160,987)
Euro-Schatz 2 yr (Long)	433	71,414,600	Jun-08	(376,571)
FTSE 100 Index (Short)	970	109,786,957	Jun-08	(2,786,062)
Hang Seng Index (Long)	657	95,525,109	Apr-08	3,853,224
IBEX 35 Index (Long)	226	47,205,698	Apr-08	1,078,959

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Japanese Government Bond 10 yr (Long)	17	$ 23,955,475	Jun-08	$ 260,754
OMXS 30 Index (Short)	1,523	23,849,352	Apr-08	(608,892)
Russell 2000 Index Mini (Long)	584	40,296,000	Jun-08	1,355,632
Russell 2000 Index Mini (Short)	3,249	224,181,000	Jun-08	(5,578,416)
S&P 500 Index (Long)	257	85,067,000	Jun-08	2,062,161
S&P 500 Index E-Mini (Long)	7,218	477,831,600	Jun-08	2,917,288
S&P ASX 200 Index (Short)	182	22,425,614	Jun-08	(1,043,889)
S&P Mid Cap 400 Index E-Mini (Long)	667	52,126,050	Jun-08	854,286
S&P Mid Cap 400 Index E-Mini (Short)	240	18,756,000	Jun-08	(307,680)
S&P/MIB Index (Short)	76	18,376,498	Jun-08	(59,759)
S&P/Toronto Stock Exchange 60 Index (Short)	29	4,433,071	Jun-08	(25,852)
SGX MSCI Singapore Index (Short)	50	2,695,154	Apr-08	(26,335)
Sterling Interest Rate 90 day (Short)	3	707,527	Dec-08	439
Sterling Interest Rate 90 day (Long)	3	709,014	Dec-09	(975)
Sterling Interest Rate 90 day (Short)	137	32,211,911	Sep-08	(55,023)
Sterling Interest Rate 90 day (Long)	137	32,415,633	Sep-09	71,477
Tokyo Price Index (Short)	435	53,022,714	Jun-08	(241,885)
U.K. Gilt 10 yr (Long)	17	3,751,467	Jun-08	95,678
U.K. Gilt 10 yr (Short)	20	4,413,490	Jun-08	(113,065)
U.S. Treasury Bond 20 yr (Long)	392	46,568,375	Jun-08	1,083,876
U.S. Treasury Bond 20 yr (Short)	8	950,375	Jun-08	(8,265)
U.S. Treasury Note 2 yr (Short)	3,051	654,916,219	Jun-08	(888,209)
U.S. Treasury Note 5 yr (Short)	661	75,508,922	Jun-08	92,200
U.S. Treasury Note 10 yr (Long)	1,681	199,960,203	Jun-08	4,199,163

Total				$ 880,682

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $6,537,715) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

S&P 500 Index Future (Call)		$ 132	Apr-08/1,375	$ 260,700
S&P 500 Index Future (Call)		365	Apr-08/1,405	209,875
Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of
5.7% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.		1,078,000	May-08/5.70	142,156
Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 5.7% versus the
three month USD-LIBOR-BBA maturing on May 14, 2018.		1,078,000	May-08/5.70	43
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of
5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.		2,512,000	Jun-08/5.95	377,328
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.		2,512,000	Jun-08/5.95	352

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $6,537,715) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of
5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	$ 1,246,000	Jun-08/5.84	$ 175,786
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	1,246,000	Jun-08/5.84	274
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of
5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	374,000	Jun-08/5.835	52,611
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.	374,000	Jun-08/5.835	86
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	823,000	May-12/5.52	58,318
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a
fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	823,000	May-12/5.52	36,212
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,057,000	May-12/5.515	145,615
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,057,000	May-12/5.515	90,796
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of
5.385% versus the three month USD-LIBOR-BBA maturing
August 28, 2018.	3,501,000	Aug-08/5.385	353,671
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	3,501,000	Aug-08/5.385	12,218
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	1,400,000	Aug-08/5.35	137,774
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	1,400,000	Aug-08/5.35	5,250

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $6,537,715) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed
rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 2, 2019.	$12,272,000	Feb-09/4.935	$ 805,534
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month USD-LIBOR-BBA
maturing March 2, 2019.	12,272,000	Feb-09/4.935	245,195
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	289,914
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,114,000	May-12/5.51	182,250
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.22	1,076,716
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.22% versus the three month USD-LIBOR-BBA
maturing on February 24, 2020.	15,097,000	Feb-10/5.22	464,233
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
5.08% versus the three month USD-LIBOR-BBA
maturing on February 24, 2020.	15,097,000	Feb-10/5.08	977,682
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.08% versus the three month USD-LIBOR-BBA
maturing on February 24, 2020.	15,097,000	Feb-10/5.08	527,187
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
5.00% versus the three month USD-LIBOR-BBA
maturing on December 19, 2018.	12,511,000	Dec-08/5.00	888,656
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.00% versus the three month USD-LIBOR-BBA
maturing on December 19, 2018.	12,511,000	Dec-08/5.00	182,661

Total			$7,699,093

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $188,209,648) (Unaudited)

	Principal	Settlement
	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$ 9,000,000	4/14/08	$ 9,319,923
FNMA, 5 1/2s, April 1, 2038	164,500,000	4/14/08	166,029,345
FNMA, 5s, April 1, 2038	6,000,000	4/14/08	5,937,187
GNMA, 5 1/2s, April 1, 2038	7,000,000	4/21/08	7,132,891

Total			$ 188,419,346

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$ 1,000,000	$ —	3/30/09	3.075%	3 month USD-LIBOR-
				BBA	$ (7,339)

2,500,000	—	4/6/10	4.6375%	3 month USD-LIBOR-
				BBA	(135,124)

9,748,000	—	9/24/09	3 month USD-LIBOR-
			BBA	4.7375%	344,633

740,000	—	6/17/15	4.555%	3 month USD-LIBOR-
				BBA	(47,598)

260,000	—	6/23/15	4.466%	3 month USD-LIBOR-
				BBA	(15,220)

110,000	—	6/23/15	4.45%	3 month USD-LIBOR-
				BBA	(6,321)

130,000	—	6/24/15	4.39%	3 month USD-LIBOR-
				BBA	(6,949)

4,800,000	—	10/21/15	4.943%	3 month USD-LIBOR-
				BBA	(434,834)

80,000	—	5/31/16	5.58909%	3 month USD-LIBOR-
				BBA	(11,004)

786,000	—	10/3/16	5.15630%	3 month USD-LIBOR-
				BBA	(82,685)

5,500,000	—	9/1/15	3 month USD-LIBOR-
			BBA	4.53%	277,727

Bear Stearns Bank plc
5,500,000	—	4/24/12	5.027%	3 month USD-LIBOR-
				BBA	(489,177)

Citibank, N.A.
230,000	—	4/7/14	5.377%	3 month USD-LIBOR-
				BBA	(26,567)

4,920,000	—	7/27/09	5.504%	3 month USD-LIBOR-
				BBA	(219,901)

1,361,000	—	10/26/12	4.6275%	3 month USD-LIBOR-
				BBA	(101,228)

8,737,000	—	11/9/09	4.387%	3 month USD-LIBOR-
				BBA	(388,743)

8,978,000	—	11/9/17	5.0825%	3 month USD-LIBOR-
				BBA	(894,094)

2,986,000	—	11/23/17	4.885%	3 month USD-LIBOR-
				BBA	(244,543)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. continued
	$ 290,000	$ —	11/9/17	3 month USD-LIBOR-
				BBA	5.07641%	$ 28,731

	8,357,000	—	12/24/09	3 month USD-LIBOR-
				BBA	3.8675%	295,716

	1,572,000	—	12/24/27	4.9425%	3 month USD-LIBOR-
					BBA	(99,039)

Credit Suisse First Boston International
	687,400	—	7/9/14	4.945%	3 month USD-LIBOR-
					BBA	(53,541)

	13,580,000	—	10/7/14	3 month USD-LIBOR-
				BBA	4.624%	944,111

Credit Suisse International
EUR	12,660,000	—	3/15/10	6 month EUR-EURIBOR-
				Reuters	3.927%	(88,697)

CHF	4,400,000	—	3/13/18	6 month CHF-LIBOR-
				BBA	3.3175%	(28,134)

EUR	2,960,000	—	3/13/18	4.317%	6 month EUR-EURIBOR-
					Reuters	30,381

CHF	19,430,000	—	3/15/10	2.59%	6 month CHF-LIBOR-
					BBA	72,007

CHF	19,430,000	—	3/15/10	2.6625%	6 month CHF-LIBOR-
					BBA	44,388

CHF	4,400,000	—	3/14/18	6 month CHF-LIBOR-
				BBA	3.3%	(34,779)

EUR	12,660,000	—	3/15/10	6 month EUR-EURIBOR-
				Reuters	4.0525%	(42,554)

EUR	2,960,000	—	3/14/18	4.345%	6 month EUR-EURIBOR-
					Reuters	20,278

	$ 516,000	—	8/29/12	5.04556%	3 month USD-LIBOR-
					BBA	(40,703)

	269,000	—	3/21/16	3 month USD-LIBOR-
				BBA	5.20497%	25,579

	985,000	—	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	115,036

	1,111,000	—	9/28/16	5.10886%	3 month USD-LIBOR-
					BBA	(97,810)

	18,500,000	—	12/4/08	4.9485%	3 month USD-LIBOR-
					BBA	(554,160)

Deutsche Bank AG
	317,679	—	8/2/32	5.86%	3 month USD-LIBOR-
					BBA	(59,829)

	283,084	—	8/2/22	3 month USD-LIBOR-
				BBA	5.7756%	43,184

	2,160,000	—	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	252,261

	1,470,000	—	11/7/17	3 month USD-LIBOR-
				BBA	5.056%	142,798

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs Capital Markets, L.P.
	$ 2,448,129	$ —	8/15/10	3 month USD-LIBOR-
				BBA	5.405%	$ (166,620)

	639,659	—	8/1/32	5.919%	3 month USD-LIBOR-
					BBA	(126,087)

	570,000	—	8/1/22	3 month USD-LIBOR-
				BBA	5.845%	91,253

	317,679	—	8/12/32	5.689%	3 month USD-LIBOR-
					BBA	(51,496)

	283,084	—	8/12/22	3 month USD-LIBOR-
				BBA	5.601%	37,585

Goldman Sachs International
	2,675,000	—	3/11/38	5.029%	3 month USD-LIBOR-
					BBA	(169,352)

EUR	22,370,000	—	3/26/10	6 month EUR-EURIBOR-
				Reuters	4.129%	(79,269)

EUR	6,040,000	—	3/26/18	4.33%	6 month EUR-EURIBOR-
					Reuters	58,218

	$ 3,713,000	—	3/27/18	4.125%	3 month USD-LIBOR-
					BBA	(15,704)

	4,135,000	—	3/27/13	3 month USD-LIBOR-
				BBA	3.4625%	30,789

	1,425,000	—	3/29/38	4.665%	3 month USD-LIBOR-
					BBA	(3,989)

GBP	18,640,000	—	3/29/10	6 month GBP-LIBOR-
				BBA	5.25%	104,223

GBP	4,510,000	—	3/27/18	5.0675%	6 month GBP-LIBOR-
					BBA	(68,542)

	$ 595,000	—	4/2/18	4.076%	3 month USD-LIBOR-
					BBA	—

	1,243,000	—	9/29/08	5.085%	3 month USD-LIBOR-
					BBA	(15,806)

	414,000	—	9/29/16	3 month USD-LIBOR-
				BBA	5.1275%	36,986

	795,000	—	10/19/16	5.32413%	3 month USD-LIBOR-
					BBA	(94,826)

	21,860,000	—	6/12/17	3 month USD-LIBOR-
				BBA	5.7175%	3,275,929

	7,200,000	—	7/25/09	5.327%	3 month USD-LIBOR-
					BBA	(303,022)

	8,290,000	—	11/20/08	5.16%	3 month USD-LIBOR-
					BBA	(264,288)

	1,865,000	—	11/20/26	3 month USD-LIBOR-
				BBA	5.261%	199,775

	8,287,000	—	11/21/08	5.0925%	3 month USD-LIBOR-
					BBA	(258,790)

	1,835,000	—	11/21/26	3 month USD-LIBOR-
				BBA	5.2075%	183,489

	1,846,000	—	12/20/16	3 month USD-LIBOR-
				BBA	5.074%	182,271

	1,700,000	—	1/8/12	3 month USD-LIBOR-
				BBA	4.98%	120,754

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued

$ 720,000	$ —	11/9/17	3 month USD-LIBOR-
			BBA	5.071%	$ 71,001

690,000	—	4/7/14	5.33842%	3 month USD-LIBOR-
				BBA	(78,070)

285,000	—	5/3/16	5.565%	3 month USD-LIBOR-
				BBA	(39,142)

1,999,000	—	9/14/14	4.906%	3 month USD-LIBOR-
				BBA	(151,708)

975,000	—	9/14/17	5.0625%	3 month USD-LIBOR-
				BBA	(81,574)

8,931,300	—	9/19/09	3 month USD-LIBOR-
			BBA	4.763%	321,317

14,259,300	—	9/21/09	3 month USD-LIBOR-
			BBA	4.60%	473,143

3,968,000	—	9/21/17	5.149%	3 month USD-LIBOR-
				BBA	(358,956)

800,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.08%	79,502

JPMorgan Chase Bank, N.A.
1,597,000	—	2/15/18	3 month USD-LIBOR-
			BBA	5.34%	171,497

601,000	—	2/19/18	3 month USD-LIBOR-
			BBA	4.585%	26,362

3,600,000	—	4/23/17	5.186%	3 month USD-LIBOR-
				BBA	(388,391)

4,353,000	—	8/15/11	5.412%	3 month USD-LIBOR-
				BBA	(365,473)

37,233,000	—	3/5/18	4.325%	3 month USD-LIBOR-
				BBA	(796,626)

7,633,000	—	3/7/18	4.45%	3 month USD-LIBOR-
				BBA	(242,297)

6,495,000	—	3/12/18	3 month USD-LIBOR-
			BBA	4.4525%	207,516

1,671,000	—	3/11/38	5.0025%	3 month USD-LIBOR-
				BBA	(97,661)

13,753,000	—	3/11/38	5.03%	3 month USD-LIBOR-
				BBA	(865,891)

78,169,000	—	3/15/10	3 month USD-LIBOR-
			BBA	2.5%	84,075

10,478,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.145%	(68,907)

16,151,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.13%	(117,432)

45,327,000	—	3/25/10	3 month USD-LIBOR-
			BBA	2.325%	(85,182)

8,543,000	—	3/26/10	3 month USD-LIBOR-
			BBA	2.33375%	(14,867)

7,000,000	—	1/17/16	4.946%	3 month USD-LIBOR-
				BBA	(546,831)

739,000	—	9/18/16	5.291%	3 month USD-LIBOR-
				BBA	(75,249)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$ 1,457,000	$ —	9/28/08	5.096%	3 month USD-LIBOR-
				BBA	$ (18,603)

7,300,000	—	6/27/17	3 month USD-LIBOR-
			BBA	5.712%	1,086,795

3,430,000	—	7/5/17	3 month USD-LIBOR-
			BBA	4.55%	145,419

1,930,000	—	10/10/13	5.054%	3 month USD-LIBOR-
				BBA	(183,977)

2,690,000	—	10/10/13	5.09%	3 month USD-LIBOR-
				BBA	(262,318)

3,870,000	—	11/6/16	3 month USD-LIBOR-
			BBA	5.12%	401,812

2,763,000	—	11/14/11	5.0235%	3 month USD-LIBOR-
				BBA	(237,210)

8,269,000	—	11/20/08	5.165%	3 month USD-LIBOR-
				BBA	(264,017)

1,859,000	—	11/20/26	3 month USD-LIBOR-
			BBA	5.266%	200,356

1,200,000	—	7/25/17	3 month USD-LIBOR-
			BBA	5.652%	160,166

2,841,000	—	12/19/16	5.0595%	3 month USD-LIBOR-
				BBA	(277,265)

810,000	—	1/26/17	5.287%	3 month USD-LIBOR-
				BBA	(84,164)

644,000	—	1/31/17	3 month USD-LIBOR-
			BBA	5.415%	73,383

685,000	—	2/23/17	5.211%	3 month USD-LIBOR-
				BBA	(66,156)

5,150,000	—	3/8/17	3 month USD-LIBOR-
			BBA	5.28%	521,400

486,000	—	9/28/16	3 month USD-LIBOR-
			BBA	5.1223%	43,259

700,000	—	8/7/12	3 month USD-LIBOR-
			BBA	5.194%	60,073

640,000	—	6/16/15	4.538%	3 month USD-LIBOR-
				BBA	(40,444)

160,000	—	6/24/15	4.387%	3 month USD-LIBOR-
				BBA	(8,521)

2,210,000	—	6/29/15	3 month USD-LIBOR-
			BBA	4.296%	103,394

466,000	—	8/2/15	3 month USD-LIBOR-
			BBA	4.6570%	28,276

19,800,000	—	8/13/12	3 month USD-LIBOR-
			BBA	5.2%	1,703,394

10,099,000	—	8/24/09	3 month USD-LIBOR-
			BBA	4.9125%	369,926

4,139,000	—	8/29/17	5.2925%	3 month USD-LIBOR-
				BBA	(424,878)

1,175,000	—	8/29/17	5.263%	3 month USD-LIBOR-
				BBA	(118,059)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$14,259,300	$ —	9/21/09	3 month USD-LIBOR-
			BBA	4.6125%	$ 475,739

3,968,000	—	9/21/17	5.15%	3 month USD-LIBOR-
				BBA	(359,275)

1,507,000	—	9/27/17	5.2335%	3 month USD-LIBOR-
				BBA	(146,063)

1,413,000	—	10/30/12	4.68375%	3 month USD-LIBOR-
				BBA	(108,655)

930,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05771%	90,477

8,737,000	—	11/9/09	4.3975%	3 month USD-LIBOR-
				BBA	(390,503)

8,978,000	—	11/9/17	5.0895%	3 month USD-LIBOR-
				BBA	(899,461)

9,779,000	—	12/11/17	3 month USD-LIBOR-
			BBA	4.65%	596,913

1,572,000	—	12/24/27	4.9675%	3 month USD-LIBOR-
				BBA	(104,364)

2,700,000	—	8/4/08	3 month USD-LIBOR-
			BBA	5.40%	33,704

1,200,000	—	8/4/16	3 month USD-LIBOR-
			BBA	5.5195%	145,046

17,000,000	—	8/25/10	4.4725%	3 month USD-LIBOR-
				BBA	(768,400)

13,000,000	—	9/2/15	3 month USD-LIBOR-
			BBA	4.4505%	587,911

4,400,000	—	10/21/15	4.916%	3 month USD-LIBOR-
				BBA	(390,198)

11,006,000	—	1/18/18	4.27625%	3 month USD-LIBOR-
				BBA	(194,799)

1,071,000	—	1/24/18	4.135%	3 month USD-LIBOR-
				BBA	(6,494)

1,428,000	—	1/24/18	4.175%	3 month USD-LIBOR-
				BBA	(13,463)

1,428,000	—	1/24/18	4.1625%	3 month USD-LIBOR-
				BBA	(11,959)

21,814,000	—	1/31/18	3 month USD-LIBOR-
			BBA	4.25%	367,458

63,800,000	—	2/4/10	3 month USD-LIBOR-
			BBA	2.835%	436,495

9,900,000	—	2/4/18	3 month USD-LIBOR-
			BBA	4.2625%	174,753

13,065,000	—	2/5/18	3 month USD-LIBOR-
			BBA	4.28%	249,716

7,234,000	—	4/11/17	5.1975%	3 month USD-LIBOR-
				BBA	(782,199)

600,000	—	4/17/09	5.12%	3 month USD-LIBOR-
				BBA	(25,798)

200,000	—	4/17/17	3 month USD-LIBOR-
			BBA	5.266%	22,886

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
	$ 1,834,000		$(11,033)	2/26/18	3 month USD-LIBOR-
					BBA	4.65%	$ 78,611

	8,557,000		51,468	2/26/18	4.65%	3 month USD-LIBOR-
						BBA	(366,778)

	3,232,000		—	3/7/18	4.34%	3 month USD-LIBOR-
						BBA	(72,882)

	633,000		(438)	3/14/18	3 month USD-LIBOR-
					BBA	4.35%	14,348

	1,840,000		—	3/19/13	3 month USD-LIBOR-
					BBA	3.0675%	(18,784)

	14,696,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.13666%	(102,415)

	8,076,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.215%	(27,014)

	53,910,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.3525%	(74,268)

	53,910,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.395%	(29,744)

	4,315,000	(E)	—	3/26/38	5.05%	3 month USD-LIBOR-
						BBA	66,580

	10,478,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.07%	(105,296)

	8,630,000	(E)	—	3/22/38	5.29%	3 month USD-LIBOR-
						BBA	(33,916)

	8,659,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.06%	(91,026)

EUR	5,750,000	(E)	—	3/22/38	6 month EUR-EURIBOR-
					Reuters	4.864%	(41,925)

	$29,100,000		—	3/25/13	3 month USD-LIBOR-
					BBA	3.2292%	(89,877)

	9,900,000		—	3/25/38	4.583%	3 month USD-LIBOR-
						BBA	103,187

GBP	14,910,000		—	3/22/10	6 month GBP-LIBOR-
					BBA	5.075%	9,242

GBP	4,210,000	(E)	—	3/20/18	4.99%	6 month GBP-LIBOR-
						BBA	(13,532)

EUR	3,770,000	(F)	—	3/29/38	6 month EUR-EURIBOR-
					Reuters	4.9625%	16,240

	$ 8,900,000		—	5/29/12	5.28%	3 month USD-LIBOR-
						BBA	(889,921)

	1,190,000		—	8/24/12	5.085%	3 month USD-LIBOR-
						BBA	(95,833)

	3,494,125		—	8/29/09	5.005%	3 month USD-LIBOR-
						BBA	(132,730)

	3,942,000		—	8/29/09	5.001%	3 month USD-LIBOR-
						BBA	(150,006)

	976,000		—	8/29/17	5.29125%	3 month USD-LIBOR-
						BBA	(100,383)

	985,708		—	8/29/12	5.075%	3 month USD-LIBOR-
						BBA	(79,171)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
$ 217,271	$ —	8/29/17	3 month USD-LIBOR-
			BBA	5.32%	$ 22,826

7,039,000	—	8/3/08	3 month USD-LIBOR-
			BBA	5.425%	88,709

16,076,000	—	8/3/11	5.445%	3 month USD-LIBOR-
				BBA	(1,371,992)

141,000	—	8/3/36	3 month USD-LIBOR-
			BBA	5.67%	23,620

13,949,000	—	8/3/16	5.5675%	3 month USD-LIBOR-
				BBA	(1,734,670)

7,140,000	—	9/8/16	5.3275%	3 month USD-LIBOR-
				BBA	(745,705)

1,530,000	—	9/29/13	5.0555%	3 month USD-LIBOR-
				BBA	(126,188)

2,400,000	—	10/23/08	3 month USD-LIBOR-
			BBA	5.26%	73,035

965,000	—	10/23/16	3 month USD-LIBOR-
			BBA	5.3275%	114,958

2,400,000	—	10/23/08	5.255%	3 month USD-LIBOR-
				BBA	(72,910)

965,000	—	10/23/16	5.325%	3 month USD-LIBOR-
				BBA	(114,764)

21,370,000	—	11/29/08	3 month USD-LIBOR-
			BBA	5.045%	657,442

7,670,000	—	11/29/16	3 month USD-LIBOR-
			BBA	5.02%	727,039

1,900,000	—	11/29/26	3 month USD-LIBOR-
			BBA	5.135%	171,113

14,433,000	—	3/15/09	4.9298%	3 month USD-LIBOR-
				BBA	(361,121)

7,900,000	—	3/16/09	4.9275%	3 month USD-LIBOR-
				BBA	(197,418)

2,426,000	—	9/11/17	5.0525%	3 month USD-LIBOR-
				BBA	(200,976)

5,954,200	—	9/19/09	3 month USD-LIBOR-
			BBA	4.755%	213,481

14,259,300	—	9/24/09	3 month USD-LIBOR-
			BBA	4.695%	495,186

3,968,000	—	9/24/17	5.285%	3 month USD-LIBOR-
				BBA	(402,139)

1,361,000	—	10/26/12	4.61375%	3 month USD-LIBOR-
				BBA	(100,344)

510,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05521%	49,510

8,737,000	—	11/9/09	4.403%	3 month USD-LIBOR-
				BBA	(391,479)

8,978,000	—	11/9/17	5.067%	3 month USD-LIBOR-
				BBA	(882,323)

320,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.0385%	30,676

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
	$ 1,370,000		$ —	11/9/17	3 month USD-LIBOR-
					BBA	5.068%	$ 134,753

	52,579,000		—	12/11/17	4.839%	3 month USD-LIBOR-
						BBA	(4,047,088)

	8,357,000		—	12/24/09	3 month USD-LIBOR-
					BBA	3.84625%	292,230

	10,390,000		—	11/15/08	5.1125%	3 month USD-LIBOR-
						BBA	(326,628)

	2,300,000		—	11/15/26	3 month USD-LIBOR-
					BBA	5.246%	243,804

	24,744,000		—	2/8/10	2.728%	3 month USD-LIBOR-
						BBA	(115,534)

	17,907,000		—	2/7/18	4.217%	3 month USD-LIBOR-
						BBA	(242,688)

	6,008,000		—	2/21/18	4.599%	3 month USD-LIBOR-
						BBA	(269,933)

	5,700,000		—	2/4/38	3 month USD-LIBOR-
					BBA	4.806%	157,846

EUR	2,875,000	(E)	—	3/26/38	6 month EUR-EURIBOR-
					Reuters	4.74%	(66,063)

	$53,910,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.325%	(110,787)

EUR	22,370,000		—	3/29/10	6 month EUR-EURIBOR-
					Reuters	4.25%	(4,230)

EUR	5,260,000		—	3/28/18	4.42%	6 month EUR-EURIBOR-
						Reuters	(7,009)

	$ 5,660,000	(E)	—	3/29/38	5.31%	3 month USD-LIBOR-
						BBA	(31,753)

Merrill Lynch Capital Services, Inc.
	7,200,000		—	3/2/11	5.815%	3 month USD-LIBOR-
						BBA	(632,962)

	1,361,000		—	10/26/12	4.6165%	3 month USD-LIBOR-
						BBA	(100,523)

	1,660,000		—	11/6/17	5.00693%	3 month USD-LIBOR-
						BBA	(154,748)

Morgan Stanley Capital Services, Inc.
GBP	7,000,000		—	3/28/18	5.065%	6 month GBP-LIBOR-
						BBA	(103,811)

GBP	29,000,000		—	3/29/10	6 month GBP-LIBOR-
					BBA	5.21%	117,052

	$ 413,000		—	8/29/17	5.26021%	3 month USD-LIBOR-
						BBA	(41,405)

	1,452,000		—	2/20/17	5.192%	3 month USD-LIBOR-
						BBA	(138,677)

Total							$(11,628,479)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$ 1,550,000	(1)	5/2/08	Banc of America	The spread	$ (129,297)
			Securities CMBS	return of Banc
			AAA 10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

2,460,000	(2)(F)	7/2/08	(Banc of America	The spread	184,719
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

1,320,000	(1)	5/2/08	10 bp plus	The spread	(137,598)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

5,430,000	(1)	5/2/08	5 bp plus change	The spread	(572,028)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
206,438,931		3/11/09	(1 month USD-	A basket	(7,647,085)
			LIBOR-BBA plus	of common stocks
25 bp)

206,515,652		3/11/09	1 month USD-	A basket	1,616,072
			LIBOR-BBA minus	of common stocks
30 bp

15,332,814		9/4/08	1 month USD-	Russell 2000	(39,667)
			LIBOR-BBA minus	Total Return
			0.95%	Index

1,230,000	(1)	5/2/08	12.5 bp plus	The spread	(122,136)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

63,084,395		4/3/08	(Russell 2000	3 month USD-	6,850,148
			Total Return	LIBOR-BBA
Index)

42,596,090		1/15/09	3 month USD-	Russell 2000	982,936
			LIBOR-BBA minus	Total Return
			110 bp	Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$ 1,070,000		(1)(F)	5/1/08	10 bp plus	The spread	$ 28,112
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

4,230,000		(1)(F)	11/2/08	20 bp plus	The spread	124,718
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

4,650,000		(2)(F)	7/2/08	(Banc	The spread	(105,457)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

EUR	18,424,000		3/26/09	(2.27%)	Eurostat	(8,116)
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
$ 15,513,773			4/8/08	(1 month USD-	Standard & Poors	580,541
				LIBOR-BBA plus	500
				25 bp)	Transportation
Index

19,016,701			4/8/08	1 month USD-	Standard & Poors	419,318
				LIBOR-BBA minus	500 Banks Index
30 bp

12,511,139			4/8/08	(1 month USD-	Standard & Poors	(15,489)
				LIBOR-BBA plus	500 Consumer
				25 bp)	Services Index

17,265,328			4/8/08	(1 month USD-	Standard & Poors	(685,697)
				LIBOR-BBA plus	500 Media Index
25 bp)

8,006,906			4/8/08	1 month USD-	Standard & Poors	(298,687)
				LIBOR-BBA minus	500 Household &
				30 bp	Personal
Products Index

20,017,678			4/8/08	1 month USD-	Standard & Poors	(602,063)
				LIBOR-BBA minus	500 Food &
				30 bp	Staples
Retailing GICS
Industry Group
Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 10,509,308	4/8/08	1 month USD-	Standard & Poors	$ (704,895)
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

20,517,972	4/8/08	1 month USD-	Standard & Poors	290,983
		LIBOR-BBA minus	500 Retailing
		30 bp	Index

7,256,400	4/8/08	1 month USD-	Standard & Poors	(346,914)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
			Services Index

17,265,342	4/8/08	1 month USD-	Standard & Poors	440,718
		LIBOR-BBA minus	500 Energy Index
		30 bp

7,506,581	4/8/08	1 month USD-	Standard and	18,366
		LIBOR-BBA minus	Poor’s 500
		30 bp	Semiconductors
			and
			Semiconductors
			Equipment
			Industry Group
			Index

4,503,958	4/8/08	(1 month USD-	Standard & Poors	(136,468)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

14,512,736	4/8/08	(1 month USD-	Standard & Poors	166,319
		LIBOR-BBA plus	500 Software &
		25 bp)	Services Index

11,009,732	4/8/08	(1 month USD-	Standard & Poors	(99,124)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

27,023,734	4/8/08	(1 month USD-	Standard & Poors	658,915
		LIBOR-BBA plus	500 Capital
		25 bp)	Goods Index

13,512,072	4/8/08	(1 month USD-	Standard & Poors	27,913
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

8,257,270	4/8/08	(1 month USD-	Standard & Poors	(389,246)
		LIBOR-BBA plus	500 Automobiles
		25 bp)	& Components
			Index

27,023,874	4/8/08	1 month USD-	Standard & Poors	(387,510)
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

12,260,919	4/8/08	(1 month USD-	Standard & Poors	(83,106)
		LIBOR-BBA plus	500 Utilities
		25 bp)	Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 12,260,863		4/8/08	(1 month USD-	Standard & Poors	$ (68,783)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
Supplies Index

11,510,208		4/8/08	(1 month USD-	Standard & Poors	218,197
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

1,431,150	(1)(E)(F)	8/1/08	Change in spread	The spread	(186,303)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

77,123,357		9/24/08	3 month USD-	Russell 2000	(764,668)
			LIBOR-BBA	Total Return
Index

506,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(35,182)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

36,299,119		11/26/08	3 month USD-	Standard & Poors	403,723
			LIBOR-BBA minus	US 600 Smallcap
			50 bp	total return
index

Lehman Brothers Special Financing, Inc.
2,427,000	(2)(F)	8/1/08	(Beginning	The spread	(88,760)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

2,123,000	(2)(F)	9/1/08	(Beginning	The spread	(77,861)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

7,900,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(986,142)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 7,900,000	(2)(F)	4/1/08	(Beginning	The spread	$ 1,102,358
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

3,696,000	(1)(F)	4/1/08	Beginning	The spread	(522,781)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

1,190,000	(1)(F)	5/1/08	50 bp plus	The spread	(156,849)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

80,000	(1)(F)	5/1/08	Beginning	The spread	(10,057)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 25 bp

3,220,000	(2)(F)	5/1/08	(Beginning	The spread	339,269
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

1,650,000	(2)(F)	5/1/08	(Beginning	The spread	170,481
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

830,000	(2)(F)	6/1/08	(20 bp plus	The spread	80,035
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 3,545,000	(2)(F)	6/2/08	(Beginning	The spread	$ 341,515
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

3,175,000	(2)(F)	6/1/08	(Beginning	The spread	346,780
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

4,900,000	(2)(F)	7/2/08	(Beginning	The spread	546,139
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

4,000,004		4/1/08	(4,000,004)	100 bp plus	(341,364)
Lehman Brothers
U.S. High Yield
Index

8,799,939		5/1/08	(1 month USD-	Lehman Brothers	(810,617)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

2,532,000	(2)(F)	7/1/08	(Beginning	The spread	(76,770)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

1,722,000	(1)	8/1/08	Lehman Brothers	The spread	(41,240)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 40 bp

1,722,000	(1)	8/1/08	Lehman Brothers	The spread	(40,365)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 50 bp

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 1,533,000	(2)	8/1/08	(Lehman	The spread	$ 36,714
			Brothers SD CMBS	return of Lehman
			AAA 8.5+ Index	Brothers SD CMBS
multiplied by
			the modified	AAA 8.5+ Index
duration factor
plus 40 bp)

4,313,000	(1)	8/1/08	Lehman Brothers	The spread	(117,543)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
minus 25 bp

Merrill Lynch Capital Services
20,563,618		10/28/08	3 month USD-	Russell 2000	191,794
			LIBOR-BBA minus	Total Return
			105 bp	Index

Morgan Stanley Capital Services, Inc.
1,270,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(106,902)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

3,037,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(246,452)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

285,000	(2)(F)	5/31/08	(Banc of America	The spread	18,902
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

2,050,000	(2)	4/1/08	(Beginning	The spread	226,524
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Morgan Stanley Capital Services, Inc. continued

$ 4,379,000	(1)(E)(F)	8/1/08	Beginning	The spread	$ (149,998)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

2,213,582		2/3/09	(3 month USD-	MSCI Daily Total	(421,866)
			LIBOR-BBA minus	Return Net
			4.40%)	Emerging Markets
India USD Index

UBS AG
945,615		2/11/09	(3 month USD-	MSCI Daily Total	(159,561)
			LIBOR-BBA minus	Return Net
			4.30%)	Emerging Markets
India USD Index

Total					$(1,508,438)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.

Abitibibowater Inc.,
6 1/2%, 6/15/13	$ —	$ 75,000		12/20/08	550 bp	$ (5,920)

DJ ABX NA CMBX BBB Index	500	727,000		10/12/52	(134 bp)	291,285

DJ ABX NA HE AAA Index	77,151	670,878	(F)	7/25/45	18 bp	6,595

DJ CDX NA HY Series 9
Index	(41,940)	7,063,650		12/20/12	375 bp	(794,502)

DJ CDX NA HY Series 9
Index	108,900	2,722,500		12/20/12	375 bp	(181,155)

Kroger Co., 5 1/2%,
2/1/13	—	1,525,000		6/20/13	(82 bp)	(5,556)

Mattel, Inc., 7 1/4%,
7/9/12	—	1,645,000		3/20/13	(157.2 bp)	(28,309)

Nalco, Co.
7.75%,11/15/11	—	70,000		9/20/12	350 bp	(1,651)

Ryder System Inc.,
6.95%, 12/1/25	—	1,645,000		3/20/13	(135 bp)	(10,980)

Sealed Air Corp.,
5 5/8%, 7/15/13	—	1,040,000	(F)	9/20/13	(169 bp)	(6,882)

Spectra Energy Capital,
6 1/4%, 2/15/13	—	1,645,000	(F)	9/20/14	(115 bp)	11,848

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$ —		$ 75,000	12/20/08	725 bp	$ (5,021)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		75,000	12/20/08	800 bp	(4,635)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		75,000	12/20/08	825 bp	(4,506)

CSX Corp., 5.3%, 2/15/14	—	1,375,000		6/20/15	(135 bp)	(13,121)

DJ ABX NA HE AAA Index	131,701	1,249,186		7/25/45	18 bp	—

Electronic Data Systems
Corp., 6.5%, 8/1/13	—		660,000	9/20/13	(155 bp)	(2,751)

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		190,000	9/20/12	495 bp	(30,588)

International Lease
Finance Corp., 4.15%,
1/20/15	—	1,840,000		6/20/13	(222.50 bp)	(32,976)

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	—	1,375,000		6/20/13	(85 bp)	1,084

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	48,000	3/20/13	(495 bp)	718

Credit Suisse International
DJ ABX NA HE AAA Index	154,413	$1,025,229		7/25/45	18 bp	49,759

DJ CMB NA CMBX AA Index	(21,235)		95,000	10/12/52	(25 bp)	(7,062)

DJ CMB NA CMBX AAA Index	1,352,369	8,125,000		12/13/49	8 bp	537,133

DJ CMB NA CMBX AAA Index	1,525,365	9,737,000		2/17/51	35 bp	670,286

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—		115,000	6/20/17	297 bp	(14,196)

Deutsche Bank AG
CNA Financial Corp.,
5.85%, 12/15/14	—	1,415,000		9/20/16	(155 bp)	(11,740)

DJ ABX NA CMBX AAA Index	15,676		260,000	2/17/51	35 bp	(7,161)

DJ ABX NA HE AAA Index	61,725		602,197 (F)	7/25/45	18 bp	(1,608)

DJ CDX NA IG Series 9
Index	(4,834)	1,080,000		12/20/12	(60 bp)	35,731

DJ CDX NA IG Series 9
Index 30-100% tranche	—	5,070,000		12/20/12	(65 bp)	(32,650)

DJ iTraxx Europe Series
9 Version 1	13,261	EUR	188,000	6/20/13	(650 bp)	4,763

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	130,000	6/20/09	400 bp	—

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	470,000	6/20/09	400 bp	(7,955)

iStar Financial, Inc.,
6%, 12/15/10	77,625	$ 1,150,000		3/20/09	500 bp	23,142

Korea Monetary STAB
Bond, 5%, 2/14/09	—	1,335,000		2/23/09	105 bp	3,322

Korea Monetary STAB
Bond, 5.15%, 2/12/10	—	1,335,000		2/19/10	115 bp	5,824

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Deutsche Bank AG continued
Nalco, Co. 7.75%,
11/15/11	$ —		$ 60,000		12/20/12	363 bp	$ (1,294)

Packaging Corporation
of America, 5 3/4%,
8/1/13	—		1,730,000		9/20/13	(129 bp)	(212)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	—		615,000		3/20/18	(95 bp)	(11,293)

PPG Industries, Inc.,
7.05%, 8/15/09	—		915,000	(F)	3/20/18	(154 bp)	(47,732)

Taiwan T Bill	—		2,225,000		12/12/08	115 bp	3,041

Tyco Electronics Group,
6.55%, 10/1/17	—		940,000		12/20/17	(125.5 bp)	(8,571)

Goldman Sachs International
DJ ABX HE A Index	110,566		165,000		1/25/38	369 bp	(29,582)

DJ ABX HE AAA Index	38,779		165,000		1/25/38	76 bp	(41,225)

DJ CDX NA CMBX AAA Index	8,778		240,000		3/15/49	7 bp	(10,522)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		31,204,800		12/20/10	417.1 bp	478,498

DJ CDX NA HY Series 9
Index 25-35% tranche	—		8,781,300		12/20/10	435 bp	189,091

DJ CDX NA IG Series 10
Index	(73,285)		9,930,000		6/20/13	155 bp	(20,832)

DJ CDX NA IG Series 9
Index	878,225		44,250,000		12/20/12	60 bp	(783,805)

DJ CDX NA IG Series 9
Index	(82,927)		25,100,000		12/20/12	60 bp	(1,025,683)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		8,870,000	(F)	12/20/12	(62.75 bp)	(41,886)

General Motors Corp.,
7 1/8%, 7/15/13	—		35,000		9/20/08	620 bp	(142)

General Motors Corp.,
7 1/8%, 7/15/13	—		160,000		9/20/08	620 bp	(649)

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	1,195,000		3/20/13	680 bp	(121,243)

Unity Media GmBh,
8 3/4%, 2/15/15	—	EUR	1,195,000		3/20/13	735 bp	104,112

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	1,195,000		3/20/13	597 bp	55,249

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	—	EUR	1,195,000		3/20/13	795 bp	56,137

DJ CDX NA HY Series 9
Index 25-35% tranche	—	$ 5,070,000			12/20/10	388.75 bp	45,536

DJ CDX NA IG Series 10
Index	(16,317)		2,730,000		6/20/13	155 bp	—

DJ CDX NA IG Series 10
Index	(6,452)		1,170,000		6/20/13	155 bp	—

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
DJ CDX NA IG Series 9
Index	$ (17,110)		$ 408,000	12/20/17	(80 bp)	$ 517

DJ CDX NA IG Series 9
Index	(5,277)		260,000	12/20/17	(80 bp)	5,955

DJ CMB NA CMBX AAA Index	101,673		852,000	2/17/51	35 bp	26,852

DJ CMB NA CMBX AAA Index	331,066		2,645,000	12/13/49	8 bp	73,757

DJ CMB NA CMBX AAA Index	92,054		843,000	2/17/51	35 bp	18,024

DJ iTraxx Europe
Crossover Series 8
Version 1	(638,695)	EUR	4,780,000	12/20/12	(375 bp)	(192,223)

iStar Financial, Inc.,
6%, 12/15/10	73,850	$ 1,055,000		3/20/09	500 bp	23,868

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—		75,000 (F)	3/20/13	685 bp	417

Lehman Brothers Special Financing, Inc.
CNA Financial Corp.,
5.85%, 12/15/14	—		885,000	9/20/11	(174 bp)	(19,122)

Community Health
Systems, 8 7/8%, 7/15/15	—		175,000	12/20/12	360 bp	(10,621)

DJ ABX HE A Index	110,566		165,000	1/25/38	369 bp	(28,950)

DJ ABX HE A Index	114,675		165,000	1/25/38	369 bp	(24,841)

DJ ABX HE AAA Index	38,779		165,000	1/25/38	76 bp	(40,386)

DJ ABX HE AAA Index	46,200		165,000	1/25/38	76 bp	(33,000)

DJ CDX NA CMBX AA Index	(6,654)		210,000 (F)	3/15/49	(15 bp)	38,772

DJ CDX NA HY Series 7
Index	(195,559)		4,950,000	12/20/11	325 bp	(521,401)

DJ CDX NA IG Series 10
Index	137,187		7,330,000	6/20/18	(150 bp)	52,758

DJ CDX NA IG Series 10
Index	39,228		2,593,000	6/20/18	(150 bp)	6,534

DJ CDX NA IG Series 9
Index	295,243		9,103,000	12/20/12	60 bp	(47,880)

DJ CDX NA IG Series 9
Index	(10,175)		2,320,000	12/20/12	(60 bp)	76,964

DJ CDX NA IG Series 9
Index	(91,318)		1,971,500	12/20/17	(80 bp)	(6,144)

DJ CMB NA CMBX AAA Index	382,332		3,232,000	2/17/51	35 bp	98,506

Hanson Plc, 7 7/8%,
9/27/10	—		870,000	9/20/16	(140 bp)	(12,113)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	—		120,000	3/20/13	645 bp	(422)

Motorola, Inc., 6 1/2%,
9/1/25	—		1,790,000	11/20/11	(335 bp)	(23,988)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	—		50,000	9/20/12	395 bp	(2,033)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	—		1,340,000	3/20/18	(130 bp)	(31,998)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)
Merrill Lynch Capital Services, Inc.

General Motors Corp.,
7 1/8%, 7/15/13	$ —	$ 110,000	9/20/08	500 bp	$ (1,108)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	115,000	6/20/17	295 bp	(14,323)

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	122,569	1,722,000	3/15/49	7 bp	(16,997)

DJ CDX NA IG Series 10
Index	78,503	4,029,500	6/20/18	(150 bp)	31,922

DJ CDX NA IG Series 10
Index	21,616	1,320,000	6/20/18	(150 bp)	6,466

DJ CDX NA IG Series 9
Index	(2,462)	550,000	12/20/12	(60 bp)	18,196

DJ CMB NA CMBX AA Index	(26,922)	118,000	10/12/52	(25 bp)	(9,246)

DJ CMB NA CMBX AAA Index	522,119	4,352,500	12/13/49	8 bp	120,651

DJ CMB NA CMBX AAA Index	899,582	8,289,500	2/17/51	35 bp	171,619

DJ CMB NA CMBX AAA Index	143,932	1,177,000	2/17/51	35 bp	40,571

DJ CMB NA CMBX AAA Index	156,678	1,177,000	12/13/49	8 bp	38,478

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	115,000	6/20/12	225 bp	(8,018)

Jefferson Smurfit Corp,
7.5%, 6/1/13	—	70,000	9/20/12	445 bp	(4,977)

Nalco, Co. 7.75%,
11/15/11	—	70,000	9/20/12	330 bp	(2,188)

Nalco, Co. 7.75%,
11/15/11	—	110,000	3/20/13	460 bp	1,735

Total					$ (981,859)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $383,111,552) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$73,567,495	$71,771,201	4/16/08	$1,796,294
Brazilian Real	5,519,152	5,577,523	4/16/08	(58,371)
British Pound	71,005,479	71,133,934	6/18/08	(128,455)
Canadian Dollar	17,957,624	18,396,352	4/16/08	(438,728)
Chilean Peso	378,958	331,874	4/16/08	47,084
Czech Koruna	174,868	171,122	6/18/08	3,746
Euro	34,532,136	34,000,285	6/18/08	531,851
Hong Kong Dollar	1,620,479	1,617,083	5/21/08	3,396
Hungarian Forint	25,377	24,334	6/18/08	1,043
Indian Rupee	2,992,043	3,044,702	5/21/08	(52,659)
Japanese Yen	43,194,643	40,697,170	5/21/08	2,497,473
Malaysian Ringgit	1,142,352	1,130,810	1/8/09	11,542
Malaysian Ringgit	1,160,922	1,151,116	5/21/08	9,806
Mexican Peso	1,962,821	1,926,261	4/16/08	36,560
Norwegian Krone	93,761,633	92,259,539	6/18/08	1,502,094
Polish Zloty	3,380,238	3,278,759	6/18/08	101,479
South African Rand	1,122,450	1,259,361	4/16/08	(136,911)
South Korean Won	1,129,515	1,178,689	5/21/08	(49,174)
Swiss Franc	29,377,436	28,760,885	6/18/08	616,551
Turkish Lira	4,960,710	5,400,552	6/18/08	(439,842)

Total				$5,854,779

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $456,315,299) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 15,583,528	$15,280,357	4/16/08	$ (303,171)
British Pound	37,551,145	37,603,899	6/18/08	52,754
Canadian Dollar	35,211,611	36,066,349	4/16/08	854,738
Chilean Peso	252,753	236,288	4/16/08	(16,465)
Chinese Yuan	1,254,453	1,213,470	1/8/09	(40,983)
Czech Koruna	379,015	365,869	6/18/08	(13,146)
Danish Krone	1,179,500	1,139,188	6/18/08	(40,312)
Euro	200,026,248	193,671,642	6/18/08	(6,354,606)
Hungarian Forint	4,210,014	4,054,035	6/18/08	(155,979)
Japanese Yen	46,062,640	43,476,064	5/21/08	(2,586,576)
Mexican Peso	650,104	640,897	4/16/08	(9,207)
New Zealand Dollar	8,716,633	8,583,213	4/16/08	(133,420)
Norwegian Krone	4,117,549	4,047,092	6/18/08	(70,457)
Polish Zloty	5,577	5,444	6/18/08	(133)
Singapore Dollar	14,163,616	13,894,037	5/21/08	(269,579)
South African Rand	212,413	210,154	4/16/08	(2,259)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $456,315,299) (Unaudited) continued

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Swedish Krona	$ 72,014,483	69,870,052	6/18/08	$ (2,144,431)
Swiss Franc	22,165,937	21,490,824	6/18/08	(675,113)
Taiwan Dollar	3,410,613	3,274,581	5/21/08	(136,032)
Turkish Lira	1,170,303	1,191,844	6/18/08	21,541

Total				$(12,022,836)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	32	$ 4,462,897	Apr-08	$ (208,930)
Australian Government Treasury Bond 3 yr (Long)	459	106,224,686	Jun-08	(78,747)
Australian Government Treasury Bond 10 yr (Long)	118	75,937,244	Jun-08	128,825
Canadian Government Bond 10 yr (Long)	12	1,398,074	Jun-08	45,011
Canadian Government Bond 10 yr (Short)	44	5,126,272	Jun-08	(165,391)
DAX Index (Long)	32	8,327,214	Jun-08	402,509
Dow Jones Euro Stoxx 50 Index (Short)	1,497	83,847,446	Jun-08	(1,866,462)
Euro-Bobl 5 yr (Long)	25	4,355,240	Jun-08	(46,628)
Euro-Bund 10 yr (Long)	121	22,147,796	Jun-08	(185,578)
Euro-Bund 10 yr (Short)	124	22,696,915	Jun-08	175,756
Euro-CAC 40 Index (Short)	107	7,958,721	Apr-08	(269,769)
Euro-Dollar 90 day (Short)	655	160,032,875	Jun-08	(4,026,357)
Euro-Dollar 90 day (Short)	831	203,397,638	Sep-08	(5,330,995)
Euro-Dollar 90 day (Long)	281	68,441,063	Sep-09	1,541,624
Euro-Euribor Interest Rate 90 day (Short)	341	129,005,165	Sep-08	215,205
Euro-Euribor Interest Rate 90 day (Short)	504	190,928,900	Dec-08	582,446
Euro-Euribor Interest Rate 90 day (Long)	544	206,607,844	Sep-09	(499,527)
Euro-Euribor Interest Rate 90 day (Long)	301	114,246,687	Dec-09	(345,926)
Euro-Schatz 2 yr (Long)	401	66,136,846	Jun-08	(351,461)
FTSE 100 Index (Short)	590	66,777,633	Jun-08	(1,694,614)
Hang Seng Index (Long)	412	59,903,112	Apr-08	2,416,329
IBEX 35 Index (Long)	214	44,699,201	Apr-08	1,021,670
Japanese Government Bond 10 yr (Long)	25	35,228,640	Jun-08	383,461
OMXS 30 Index (Short)	1,158	18,133,650	Apr-08	(462,965)
Russell 2000 Index Mini (Long)	25	1,725,000	Jun-08	57,450
Russell 2000 Index Mini (Short)	2,549	175,881,000	Jun-08	(3,342,758)
S&P 500 Index (Long)	9	2,979,000	Jun-08	72,191
S&P 500 Index E-Mini (Long)	4,872	322,526,400	Jun-08	2,008,217
S&P ASX 200 Index (Short)	137	16,880,819	Jun-08	(785,783)
S&P Mid Cap 400 Index E-Mini (Long)	422	32,979,300	Jun-08	539,316
S&P Mid Cap 400 Index E-Mini (Short)	114	8,909,100	Jun-08	(146,148)
S&P/MIB Index (Short)	79	19,101,886	Jun-08	(62,118)
SGX MSCI Singapore Index (Short)	43	2,317,832	Apr-08	(22,648)
Sterling Interest Rate 90 day (Short)	304	71,477,525	Sep-08	(122,117)
Sterling Interest Rate 90 day (Short)	9	2,122,579	Dec-08	1,316
Sterling Interest Rate 90 day (Long)	304	71,929,580	Sep-09	158,657
Sterling Interest Rate 90 day (Long)	9	2,127,041	Dec-09	(2,925)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Tokyo Price Index (Short)	280	$ 34,129,563	Jun-08	$ (155,696)
U.K. Gilt 10 yr (Long)	22	4,854,839	Jun-08	123,818
U.K. Gilt 10 yr (Short)	69	15,226,541	Jun-08	(390,074)
U.S. Treasury Bond 20 yr (Long)	1,236	146,832,938	Jun-08	3,390,597
U.S. Treasury Note 2 yr (Short)	8,528	1,830,588,500	Jun-08	(4,308,123)
U.S. Treasury Note 5 yr (Long)	57	6,511,359	Jun-08	90,932
U.S. Treasury Note 5 yr (Short)	2,370	270,735,469	Jun-08	919,653
U.S. Treasury Note 10 yr (Long)	4,315	513,282,734	Jun-08	11,732,060

Total				$ 1,135,303

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $24,425,920) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Future (Call)	$115	Apr-08/1,375	$ 227,125
S&P 500 Index Future (Call)	322	Apr-08/1,405	185,150
S&P 500 Index Depository Receipts (SPDR Trust
Series I) (Call)	51,689	Apr-08/$140.33	10,855
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA maturing
June 16, 2018.	44,022,000	Jun-08/5.95	6,612,545
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	44,022,000	Jun-08/5.95	6,163
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,440,500	May-12/5.52	172,934
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,440,500	May-12/5.52	107,382
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	6,101,500	May-12/5.515	431,925
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	6,101,500	May-12/5.515	269,320
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	53,578,000	Aug-08/5.31	5,109,734

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $24,425,920) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	$53,578,000	Aug-08/5.31	$ 218,598
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 2, 2019.	24,540,000	Feb-09/4.935	1,610,806
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month USD-LIBOR-BBA
maturing March 2, 2019.	24,540,000	Feb-09/4.935	490,309
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
on May 14, 2022.	12,203,000	May-12/5.51	859,945
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
on May 14, 2022.	12,203,000	May-12/5.51	540,593
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing
on February 24, 2020.	38,405,000	Feb-10/5.22	2,739,045
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.22% versus the three month USD-LIBOR-BBA maturing
on February 24, 2020.	38,405,000	Feb-10/5.22	1,180,954
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	56,491,000	Feb-10/5.215	4,024,419
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.215% versus the three month USD-LIBOR-BBA
maturing on February 18, 2020.	56,491,000	Feb-10/5.215	1,731,449
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA maturing
on February 24, 2020.	38,405,000	Feb-10/5.08	2,487,108
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.08% versus the three month USD-LIBOR-BBA maturing
on February 24, 2020.	38,405,000	Feb-10/5.08	1,341,103

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $24,425,920) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.00%
versus the three month USD-LIBOR-BBA maturing
on December 19, 2018.	$43,363,000	Dec-08/5.00	$ 3,080,074
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.00% versus the three month USD-LIBOR-BBA maturing
on December 19, 2018.	43,363,000	Dec-08/5.00	633,100

Total			$ 34,070,636

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $470,626,250) (Unaudited)

	Principal	Settlement
	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$ 15,000,000	4/14/08	$ 15,533,204
FNMA, 5 1/2s, April 1, 2038	439,500,000	4/14/08	443,585,991
FNMA, 5s, April 1, 2038	6,000,000	4/14/08	5,937,187
GNMA, 5 1/2s, April 1, 2038	6,000,000	4/21/08	6,113,906

Total			$471,170,288

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$ 20,743,000	$ —	1/28/24	3 month USD-LIBOR-
			BBA	5.2125%	$ 1,849,761

7,100,000	—	3/30/09	3.075%	3 month USD-LIBOR-
				BBA	(52,105)

17,346,000	—	12/22/09	3.965%	3 month USD-LIBOR-
				BBA	(645,933)

27,200,000	—	1/14/10	3 month USD-LIBOR-
			BBA	4.106%	773,542

18,600,000	—	4/6/10	4.6375%	3 month USD-LIBOR-
				BBA	(1,005,321)

954,000	—	9/24/09	3 month USD-LIBOR-
			BBA	4.7375%	33,728

4,410,000	—	6/17/15	4.555%	3 month USD-LIBOR-
				BBA	(283,661)

1,590,000	—	6/23/15	4.466%	3 month USD-LIBOR-
				BBA	(93,076)

660,000	—	6/23/15	4.45%	3 month USD-LIBOR-
				BBA	(37,927)

800,000	—	6/24/15	4.39%	3 month USD-LIBOR-
				BBA	(42,763)

8,600,000	—	10/21/15	4.943%	3 month USD-LIBOR-
				BBA	(779,077)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. continued

	$ 1,470,000	$ —	10/3/16	5.15630%	3 month USD-LIBOR-
					BBA	$ (154,639)

	1,500,000	—	9/1/15	3 month USD-LIBOR-
				BBA	4.53%	75,744

Bear Stearns Bank plc
	16,400,000	—	4/24/12	5.027%	3 month USD-LIBOR-
					BBA	(1,458,638)

Citibank, N.A.
	900,000	—	4/7/14	5.377%	3 month USD-LIBOR-
					BBA	(103,959)

	13,500,000	—	7/27/09	5.504%	3 month USD-LIBOR-
					BBA	(603,387)

	14,124,000	—	10/26/12	4.6275%	3 month USD-LIBOR-
					BBA	(1,050,505)

	36,115,000	—	11/9/09	4.387%	3 month USD-LIBOR-
					BBA	(1,606,898)

	37,113,000	—	11/9/17	5.0825%	3 month USD-LIBOR-
					BBA	(3,695,983)

	18,310,000	—	11/23/17	4.885%	3 month USD-LIBOR-
					BBA	(1,499,523)

	620,000	—	11/9/17	3 month USD-LIBOR-
				BBA	5.07641%	61,425

	8,117,000	—	12/24/09	3 month USD-LIBOR-
				BBA	3.8675%	287,224

	1,526,000	—	12/24/27	4.9425%	3 month USD-LIBOR-
					BBA	(96,141)

Credit Suisse First Boston International
	9,662,000	—	3/9/09	3 month USD-LIBOR-
				BBA	3.195%	71,562

Credit Suisse International
EUR	28,390,000	—	3/15/10	6 month EUR-EURIBOR-
				Reuters	3.927%	(198,903)

CHF	9,870,000	—	3/13/18	6 month CHF-LIBOR-
				BBA	3.3175%	(63,111)

EUR	6,640,000	—	3/13/18	4.317%	6 month EUR-EURIBOR-
					Reuters	68,151

CHF	43,600,000	—	3/15/10	2.59%	6 month CHF-LIBOR-
					BBA	161,580

CHF	43,600,000	—	3/15/10	2.6625%	6 month CHF-LIBOR-
					BBA	99,604

CHF	9,870,000	—	3/14/18	6 month CHF-LIBOR-
				BBA	3.3%	(78,015)

EUR	28,390,000	—	3/15/10	6 month EUR-EURIBOR-
				Reuters	4.0525%	(95,427)

EUR	6,640,000	—	3/14/18	4.345%	6 month EUR-EURIBOR-
					Reuters	45,488

	$ 2,399,000	—	8/29/12	5.04556%	3 month USD-LIBOR-
					BBA	(189,240)

	802,000	—	3/21/16	3 month USD-LIBOR-
				BBA	5.20497%	76,264

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International continued

	$ 4,358,000	$ —	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	$ 508,959

	2,060,000	—	9/28/16	5.10886%	3 month USD-LIBOR-
					BBA	(181,360)

Deutsche Bank AG
	1,404,369	—	8/2/32	5.86%	3 month USD-LIBOR-
					BBA	(264,486)

	1,251,434	—	8/2/22	3 month USD-LIBOR-
				BBA	5.7756%	190,903

	9,915,000	—	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	1,157,947

	6,800,000	—	11/7/17	3 month USD-LIBOR-
				BBA	5.056%	660,560

Goldman Sachs Capital Markets, L.P.
	9,013,565	—	8/15/10	3 month USD-LIBOR-
				BBA	5.405%	(613,463)

	2,822,353	—	8/1/32	5.919%	3 month USD-LIBOR-
					BBA	(556,331)

	2,515,000	—	8/1/22	3 month USD-LIBOR-
				BBA	5.845%	402,633

	1,404,369	—	8/12/32	5.689%	3 month USD-LIBOR-
					BBA	(227,648)

	1,251,434	—	8/12/22	3 month USD-LIBOR-
				BBA	5.601%	166,153

Goldman Sachs International
	9,611,000	—	3/11/38	5.029%	3 month USD-LIBOR-
					BBA	(603,567)

EUR	49,650,000	—	3/26/10	6 month EUR-EURIBOR-
				Reuters	4.129%	(175,936)

EUR	13,410,000	—	3/26/18	4.33%	6 month EUR-EURIBOR-
					Reuters	129,256

GBP	41,380,000	—	3/29/10	6 month GBP-LIBOR-
				BBA	5.25%	227,292

GBP	10,020,000	—	3/27/18	5.0675%	6 month GBP-LIBOR-
					BBA	(152,282)

	$ 8,657,000	—	9/29/08	5.085%	3 month USD-LIBOR-
					BBA	(110,085)

	2,762,000	—	9/29/16	3 month USD-LIBOR-
				BBA	5.1275%	246,750

	1,464,000	—	10/19/16	5.32413%	3 month USD-LIBOR-
					BBA	(174,622)

	8,111,000	—	6/12/17	3 month USD-LIBOR-
				BBA	5.7175%	1,215,511

	50,200,000	—	7/25/09	5.327%	3 month USD-LIBOR-
					BBA	(2,112,734)

	34,166,000	—	11/20/08	5.16%	3 month USD-LIBOR-
					BBA	(1,089,222)

	7,686,000	—	11/20/26	3 month USD-LIBOR-
				BBA	5.261%	823,307

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued

$ 33,572,000	$ —	11/21/08	5.0925%	3 month USD-LIBOR-
				BBA	$ (1,048,402)

7,431,000	—	11/21/26	3 month USD-LIBOR-
			BBA	5.2075%	743,054

4,999,000	—	12/20/16	3 month USD-LIBOR-
			BBA	5.074%	493,592

6,080,000	—	1/8/12	3 month USD-LIBOR-
			BBA	4.98%	431,873

45,000,000	—	10/1/12	3 month USD-LIBOR-
			BBA	4.909%	3,823,791

1,330,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.071%	131,154

2,770,000	—	4/7/14	5.33842%	3 month USD-LIBOR-
				BBA	(313,413)

1,095,000	—	5/3/16	5.565%	3 month USD-LIBOR-
				BBA	(150,390)

8,933,000	—	9/14/14	4.906%	3 month USD-LIBOR-
				BBA	(677,941)

4,358,000	—	9/14/17	5.0625%	3 month USD-LIBOR-
				BBA	(364,615)

26,240,200	—	9/19/09	3 month USD-LIBOR-
			BBA	4.763%	944,029

42,465,200	—	9/21/09	3 month USD-LIBOR-
			BBA	4.60%	1,409,053

11,821,800	—	9/21/17	5.149%	3 month USD-LIBOR-
				BBA	(1,069,434)

3,020,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.08%	300,120

74,216,000	—	1/16/18	5.790%	3 month USD-LIBOR-
				BBA	(10,745,137)

JPMorgan Chase Bank, N.A.
8,800,000	—	4/23/17	5.186%	3 month USD-LIBOR-
				BBA	(949,400)

118,568,000	—	3/5/18	4.325%	3 month USD-LIBOR-
				BBA	(2,536,845)

23,396,000	—	3/7/18	4.45%	3 month USD-LIBOR-
				BBA	(742,667)

21,828,000	—	3/12/18	3 month USD-LIBOR-
			BBA	4.4525%	697,406

6,007,000	—	3/11/38	5.0025%	3 month USD-LIBOR-
				BBA	(351,078)

45,375,000	—	3/11/38	5.03%	3 month USD-LIBOR-
				BBA	(2,856,818)

125,112,000	—	3/15/10	3 month USD-LIBOR-
			BBA	2.5%	134,565

45,626,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.145%	(300,051)

112,568,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.13%	(818,471)

226,815,000	—	3/25/10	3 month USD-LIBOR-
			BBA	2.325%	(426,247)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 35,000,000	$ —	1/17/16	4.946%	3 month USD-LIBOR-
				BBA	$ (2,734,153)

1,368,000	—	9/18/16	5.291%	3 month USD-LIBOR-
				BBA	(139,298)

10,143,000	—	9/28/08	5.096%	3 month USD-LIBOR-
				BBA	(129,504)

20,700,000	—	3/7/15	3 month USD-LIBOR-
			BBA	4.798%	1,429,859

18,300,000	—	6/27/17	3 month USD-LIBOR-
			BBA	5.712%	2,724,429

19,820,000	—	7/5/17	3 month USD-LIBOR-
			BBA	4.55%	840,296

8,750,000	—	10/10/13	5.054%	3 month USD-LIBOR-
				BBA	(834,095)

12,180,000	—	10/10/13	5.09%	3 month USD-LIBOR-
				BBA	(1,187,746)

34,078,000	—	11/20/08	5.165%	3 month USD-LIBOR-
				BBA	(1,088,058)

7,664,000	—	11/20/26	3 month USD-LIBOR-
			BBA	5.266%	825,995

16,210,000	—	12/7/26	5.036%	3 month USD-LIBOR-
				BBA	(1,237,860)

37,730,000	—	12/7/08	3 month USD-LIBOR-
			BBA	4.8485%	1,102,103

8,600,000	—	7/25/17	3 month USD-LIBOR-
			BBA	5.652%	1,147,861

4,472,000	—	12/19/16	5.0595%	3 month USD-LIBOR-
				BBA	(436,441)

42,206,000	—	1/31/17	3 month USD-LIBOR-
			BBA	5.415%	4,809,334

3,084,000	—	2/23/17	5.211%	3 month USD-LIBOR-
				BBA	(297,848)

18,126,000	—	3/8/17	3 month USD-LIBOR-
			BBA	5.28%	1,835,127

3,238,000	—	9/28/16	3 month USD-LIBOR-
			BBA	5.1223%	288,215

2,800,000	—	8/7/12	3 month USD-LIBOR-
			BBA	5.194%	240,291

3,840,000	—	6/16/15	4.538%	3 month USD-LIBOR-
				BBA	(242,662)

960,000	—	6/24/15	4.387%	3 month USD-LIBOR-
				BBA	(51,125)

13,300,000	—	6/29/15	3 month USD-LIBOR-
			BBA	4.296%	622,233

2,690,000	—	8/2/15	3 month USD-LIBOR-
			BBA	4.6570%	163,220

69,400,000	—	8/13/12	3 month USD-LIBOR-
			BBA	5.2%	5,970,482

17,075,000	—	8/29/17	5.2925%	3 month USD-LIBOR-
				BBA	(1,752,787)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 5,426,000	$ —	8/29/17	5.263%	3 month USD-LIBOR-

				BBA	$ (545,183)

42,465,200	—	9/21/09	3 month USD-LIBOR-
			BBA	4.6125%	1,416,785

11,821,800	—	9/21/17	5.15%	3 month USD-LIBOR-
				BBA	(1,070,381)

10,000,000	—	9/25/12	3 month USD-LIBOR-
			BBA	4.945%	743,289

6,589,000	—	9/27/17	5.2335%	3 month USD-LIBOR-
				BBA	(638,624)

11,253,000	—	10/30/12	4.68375%	3 month USD-LIBOR-
				BBA	(865,315)

4,000,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05771%	389,152

36,115,000	—	11/9/09	4.3975%	3 month USD-LIBOR-
				BBA	(1,614,172)

37,113,000	—	11/9/17	5.0895%	3 month USD-LIBOR-
				BBA	(3,718,162)

19,224,000	—	12/11/17	3 month USD-LIBOR-
			BBA	4.65%	1,173,438

1,526,000	—	12/24/27	4.9675%	3 month USD-LIBOR-
				BBA	(101,492)

24,400,000	—	8/4/08	3 month USD-LIBOR-
			BBA	5.40%	304,582

12,700,000	—	8/4/16	3 month USD-LIBOR-
			BBA	5.5195%	1,535,075

4,000,000	—	9/2/15	3 month USD-LIBOR-
			BBA	4.4505%	180,896

7,800,000	—	10/21/15	4.916%	3 month USD-LIBOR-
				BBA	(691,713)

27,874,000	—	1/18/18	4.27625%	3 month USD-LIBOR-
				BBA	(493,349)

2,156,000	—	1/24/18	4.135%	3 month USD-LIBOR-
				BBA	(13,073)

2,874,000	—	1/24/18	4.175%	3 month USD-LIBOR-
				BBA	(27,097)

2,874,000	—	1/24/18	4.1625%	3 month USD-LIBOR-
				BBA	(24,070)

66,339,000	—	1/31/18	3 month USD-LIBOR-
			BBA	4.25%	1,117,483

51,900,000	—	2/4/10	3 month USD-LIBOR-
			BBA	2.835%	355,079

8,100,000	—	2/4/18	3 month USD-LIBOR-
			BBA	4.2625%	142,980

3,100,000	—	4/17/09	5.12%	3 month USD-LIBOR-
				BBA	(133,289)

1,000,000	—	4/17/17	3 month USD-LIBOR-
			BBA	5.266%	114,431

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.

	$ 38,356,000		$ 230,697	2/26/18	4.65%	3 month USD-LIBOR-
						BBA	$ (1,644,048)

	2,794,000		(1,934)	3/14/18	3 month USD-LIBOR-
					BBA	4.35%	63,331

	56,285,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.215%	(188,270)

	115,550,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.3525%	(159,186)

	115,550,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.395%	(63,753)

	9,630,000	(E)	—	3/26/38	5.05%	3 month USD-LIBOR-
						BBA	148,591

	45,626,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.07%	(458,507)

	19,260,000	(E)	—	3/22/38	5.29%	3 month USD-LIBOR-
						BBA	(75,692)

	60,114,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.06%	(631,936)

EUR	12,840,000	(E)	—	3/22/38	6 month EUR-EURIBOR-
					Reuters	4.864%	(93,620)

	$151,000,000		—	3/25/13	3 month USD-LIBOR-
					BBA	3.2292%	(466,374)

	51,200,000		—	3/25/38	4.583%	3 month USD-LIBOR-
						BBA	533,654

	106,089,000		—	3/25/10	3 month USD-LIBOR-
					BBA	2.275%	(302,099)

GBP	33,100,000		—	3/22/10	6 month GBP-LIBOR-
					BBA	5.075%	20,518

GBP	9,340,000		—	3/20/18	4.99%	6 month GBP-LIBOR-
						BBA	(30,022)

EUR	8,370,000	(E)(F)	—	3/29/38	6 month EUR-EURIBOR-
					Reuters	4.9625%	36,054

	$ 43,500,000		—	5/29/12	5.28%	3 month USD-LIBOR-
						BBA	(4,349,613)

	7,090,000		—	8/24/12	5.085%	3 month USD-LIBOR-
						BBA	(570,975)

	14,326,072		—	8/29/09	5.005%	3 month USD-LIBOR-
						BBA	(544,200)

	30,117,000		—	8/29/09	5.001%	3 month USD-LIBOR-
						BBA	(1,146,046)

	4,076,000		—	8/29/17	5.29125%	3 month USD-LIBOR-
						BBA	(419,221)

	5,193,029		—	8/29/12	5.075%	3 month USD-LIBOR-
						BBA	(417,098)

	25,180,000		—	12/28/16	5.084%	3 month USD-LIBOR-
						BBA	(2,481,662)

	890,858		—	8/29/17	3 month USD-LIBOR-
					BBA	5.32%	93,591

	46,963,000		—	8/3/08	3 month USD-LIBOR-
					BBA	5.425%	591,848

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 40,316,000	$ —	8/3/11	5.445%	3 month USD-LIBOR-
				BBA	$ (3,440,733)

622,000	—	8/3/36	3 month USD-LIBOR-
			BBA	5.67%	104,198

51,091,000	—	8/3/16	5.5675%	3 month USD-LIBOR-
				BBA	(6,353,578)

18,750,000	—	9/8/16	5.3275%	3 month USD-LIBOR-
				BBA	(1,958,259)

15,850,000	—	9/29/13	5.0555%	3 month USD-LIBOR-
				BBA	(1,307,237)

11,076,000	—	10/23/08	3 month USD-LIBOR-
			BBA	5.26%	337,056

4,452,000	—	10/23/16	3 month USD-LIBOR-
			BBA	5.3275%	530,355

11,076,000	—	10/23/08	5.255%	3 month USD-LIBOR-
				BBA	(336,480)

4,452,000	—	10/23/16	5.325%	3 month USD-LIBOR-
				BBA	(529,461)

36,430,000	—	11/29/08	3 month USD-LIBOR-
			BBA	5.045%	1,120,759

10,730,000	—	11/29/16	3 month USD-LIBOR-
			BBA	5.02%	1,017,097

4,560,000	—	11/29/26	3 month USD-LIBOR-
			BBA	5.135%	410,672

37,352,000	—	3/15/09	4.9298%	3 month USD-LIBOR-
				BBA	(934,565)

55,000,000	—	3/16/09	4.9275%	3 month USD-LIBOR-
				BBA	(1,374,427)

11,112,000	—	9/11/17	5.0525%	3 month USD-LIBOR-
				BBA	(920,548)

17,493,500	—	9/19/09	3 month USD-LIBOR-
			BBA	4.755%	627,208

42,465,200	—	9/24/09	3 month USD-LIBOR-
			BBA	4.695%	1,474,697

11,821,800	—	9/24/17	5.285%	3 month USD-LIBOR-
				BBA	(1,198,086)

14,124,000	—	10/26/12	4.61375%	3 month USD-LIBOR-
				BBA	(1,041,336)

2,170,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05521%	210,659

36,115,000	—	11/9/09	4.403%	3 month USD-LIBOR-
				BBA	(1,618,206)

37,113,000	—	11/9/17	5.067%	3 month USD-LIBOR-
				BBA	(3,647,323)

5,240,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.068%	515,407

13,259,000	—	12/11/17	3 month USD-LIBOR-
			BBA	4.839%	1,020,566

8,117,000	—	12/24/09	3 month USD-LIBOR-
			BBA	3.84625%	283,837

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium		Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$106,047,000			$ —	2/8/10	2.728%	3 month USD-LIBOR-
						BBA	$ (495,153)

	76,744,000		—	2/7/18	4.217%	3 month USD-LIBOR-
						BBA	(1,040,087)

	23,089,000		—	2/21/18	4.599%	3 month USD-LIBOR-
						BBA	(1,037,363)

	4,600,000		—	2/4/38	3 month USD-LIBOR-
					BBA	4.806%	127,385

EUR	6,420,000	(E)	—	3/26/38	6 month EUR-EURIBOR-
					Reuters	4.74%	(147,523)

$115,550,000			—	3/26/10	3 month USD-LIBOR-
					BBA	2.325%	(237,460)

EUR	49,650,000		—	3/29/10	6 month EUR-EURIBOR-
					Reuters	4.25%	(9,388)

EUR	11,680,000		—	3/28/18	4.42%	6 month EUR-EURIBOR-
						Reuters	(15,564)

$ 12,560,000		(E)	—	3/29/38	5.31%	3 month USD-LIBOR-
						BBA	(70,462)

Merrill Lynch Capital Services, Inc.
	14,124,000		—	10/26/12	4.6165%	3 month USD-LIBOR-
						BBA	(1,043,198)

	8,440,000		—	11/6/17	5.00693%	3 month USD-LIBOR-
						BBA	(786,789)

Morgan Stanley Capital Services, Inc.
GBP	15,330,000		—	3/28/18	5.065%	6 month GBP-LIBOR-
						BBA	(227,347)

GBP	63,710,000		—	3/29/10	6 month GBP-LIBOR-
					BBA	5.21%	257,151

	$ 1,936,000		—	8/29/17	5.26021%	3 month USD-LIBOR-
						BBA	(194,091)

	5,473,000		—	2/20/17	5.192%	3 month USD-LIBOR-
						BBA	(522,526)

Total							$ (50,604,636)
(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$ 7,850,000	(1)	5/2/08	Banc of America	The spread	$ (654,826)
				Securities CMBS	return of Banc
				AAA 10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

	11,100,000	(2)(F)	7/2/08	(Banc of America	The spread	833,488
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 150 bp)

	8,650,000	(1)	5/2/08	10 bp plus	The spread	(901,685)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	14,480,000	(1)	5/2/08	5 bp plus change	The spread	(1,525,410)
				in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	148,210,258		3/11/09	(1 month USD-	A basket	(5,490,129)
				LIBOR-BBA plus	of common stocks
25 bp)

	148,265,339		3/11/09	1 month USD-	A basket	1,160,239
				LIBOR-BBA minus	of common stocks
30 bp

	8,120,000	(1)	5/2/08	12.5 bp plus	The spread	(806,297)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	151,511,338		4/3/08	(Russell 2000	3 month USD-	16,452,169
				Total Return	LIBOR-BBA
Index)

	46,654,296		1/15/09	3 month USD-	Russell 2000	1,076,581
				LIBOR-BBA minus	Total Return
				110 bp	Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
	$ 768,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	$ (50,717)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	31,930,000	(2)	7/2/08	(Banc	The spread	(724,140)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

	12,950,000	(1)(F)	5/1/08	10 bp plus	The spread	340,235
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	12,520,000	(1)(F)	11/2/08	20 bp plus	The spread	369,140
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR	40,896,000		3/26/09	(2.27%)	Eurostat	(18,016)
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
$ 13,518,280			4/8/08	(1 month USD-	Standard & Poors	505,867
				LIBOR-BBA plus	500
				25 bp)	Transportation
Index

	16,570,801		4/8/08	1 month USD-	Standard & Poors	365,386
				LIBOR-BBA minus	500 Banks Index
30 bp

	10,902,084		4/8/08	(1 month USD-	Standard & Poors	(13,496)
				LIBOR-BBA plus	500 Consumer
				25 bp)	Services Index

	15,044,583		4/8/08	(1 month USD-	Standard & Poors	(597,500)
				LIBOR-BBA plus	500 Media Index
25 bp)

	6,977,349		4/8/08	1 month USD-	Standard & Poors	(260,281)
				LIBOR-BBA minus	500 Household &
				30 bp	Personal
Products Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 17,442,975	4/8/08	1 month USD-	Standard & Poors	$ (524,625)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
			Retailing GICS
			Industry Group
			Index

9,157,588	4/8/08	1 month USD-	Standard & Poors	(614,231)
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

17,879,238	4/8/08	1 month USD-	Standard & Poors	253,560
		LIBOR-BBA minus	500 Retailing
		30 bp	Index

6,323,058	4/8/08	1 month USD-	Standard & Poors	(302,293)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
			Services Index

15,044,598	4/8/08	1 month USD-	Standard & Poors	384,031
		LIBOR-BBA minus	500 Energy Index
		30 bp

6,541,118	4/8/08	1 month USD-	Standard and	16,004
		LIBOR-BBA minus	Poor’s 500
		30 bp	Semiconductors
			and
			Semiconductors
			Equipment
			Industry Group
			Index

3,924,558	4/8/08	(1 month USD-	Standard & Poors	(118,913)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

12,646,078	4/8/08	(1 month USD-	Standard & Poors	144,925
		LIBOR-BBA plus	500 Software &
		25 bp)	Services Index

9,593,700	4/8/08	(1 month USD-	Standard & Poors	(86,375)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

23,548,121	4/8/08	(1 month USD-	Standard & Poors	574,170
		LIBOR-BBA plus	500 Capital
		25 bp)	Goods Index

11,773,920	4/8/08	(1 month USD-	Standard & Poors	24,322
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

7,195,268	4/8/08	(1 month USD-	Standard & Poors	(339,183)
		LIBOR-BBA plus	500 Automobiles
		25 bp)	& Components
			Index

23,548,091	4/8/08	1 month USD-	Standard & Poors	(337,668)
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 10,683,857		4/8/08	(1 month USD-	Standard & Poors	$ (72,416)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

10,683,840		4/8/08	(1 month USD-	Standard & Poors	(59,936)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
Supplies Index

10,029,944		4/8/08	(1 month USD-	Standard & Poors	190,136
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

5,170,200	(1)(E)(F)	8/1/08	Change in spread	The spread	(673,041)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

20,969,346		9/24/08	3 month USD-	Russell 2000	(207,908)
			LIBOR-BBA	Total Return
Index

2,097,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(145,804)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

9,074,153		11/26/08	3 month USD-	Standard & Poors	100,924
			LIBOR-BBA minus	US 600 Smallcap
			50 bp	total return
index

Lehman Brothers Special Financing, Inc.
14,256,000	(2)(F)	8/1/08	(Beginning	The spread	(521,370)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

12,474,000	(2)(F)	9/1/08	(Beginning	The spread	(457,484)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

21,900,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(2,733,733)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 21,900,000	(2)(F)	4/1/08	(Beginning	The spread	$ 3,055,904
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

16,646,000	(1)(F)	4/1/08	Beginning	The spread	(2,354,494)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

8,320,000	(2)(F)	5/1/08	(Beginning	The spread	876,620
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

6,440,000	(2)(F)	5/1/08	(Beginning	The spread	665,394
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

3,230,000	(2)(F)	6/1/08	(20 bp plus	The spread	311,462
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

7,515,000	(2)(F)	6/2/08	(Beginning	The spread	723,973
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

12,515,000	(2)(F)	6/1/08	(Beginning	The spread	1,366,913
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 22,550,000	(2)(F)	7/2/08	(Beginning	The spread	$ 2,513,355
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

3,599,432		5/1/08	(1 month USD-	Lehman Brothers	(331,566)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

12,440,000	(2)(F)	7/1/08	(Beginning	The spread	(377,181)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

8,646,000	(1)	8/1/08	Lehman Brothers	The spread	(207,065)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 40 bp

8,646,000	(1)	8/1/08	Lehman Brothers	The spread	(202,669)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 50 bp

22,039,000	(1)	8/1/08	Lehman Brothers	The spread	(600,636)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
minus 25 bp

Merrill Lynch Capital Services
15,584,433		10/28/08	3 month USD-	Russell 2000	145,354
			LIBOR-BBA minus	Total Return
			105 bp	Index

Morgan Stanley Capital Services, Inc.
6,480,000	(1)(E)(F)	4/30/08	Change in spread	The spread	(545,454)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Morgan Stanley Capital Services, Inc. continued

$ 13,400,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	$ (1,087,410)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

7,515,000	(2)(F)	5/31/08	(Banc of America	The spread	498,417
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

9,220,000	(2)	4/1/08	(Beginning	The spread	1,018,806
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

22,374,000	(1)(E)(F)	8/1/08	Beginning	The spread	(766,401)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$ 9,257,022

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$ —	$ 70,000		12/20/08	550 bp	$ (5,526)

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	—	3,585,000		2/20/09	(50 bp)	(4,661)

DJ ABX NA CMBX BBB Index	1,501	2,183,000		10/12/52	(134 bp)	874,657

DJ ABX NA HE AAA Index	171,129	1,488,075	(F)	7/25/45	18 bp	14,628

DJ CDX NA HY Series 9
Index	(37,414)	6,301,350		12/20/12	375 bp	(708,760)

DJ CDX NA HY Series 9
Index	14,454	361,350		12/20/12	375 bp	(24,044)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A. continued

DJ CDX NA IG Series 8
Index	$ (4,190)	$ 7,225,000		6/20/17	(60 bp)	$ 441,635

DJ CDX NA IG Series 8
Index	(42,988)		11,805,000	6/20/17	(60 bp)	685,617

Financial Security
Assurance Inc.	—		120,000	12/20/12	95 bp	(7,292)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—		65,000	6/20/11	(101 bp)	730

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—		625,000	3/20/12	(95 bp)	(3,017)

Nalco, Co.
7.75%,11/15/11	—		60,000	9/20/12	350 bp	(1,415)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	—		120,000	3/20/16	(100 bp)	2,179

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	—		70,000	12/20/08	725 bp	(4,686)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		70,000	12/20/08	800 bp	(4,326)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		70,000	12/20/08	825 bp	(4,206)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	—		135,000	3/20/13	(43 bp)	3,595

CMS Energy Corp.,
6.875%, 12/15/15	—		550,000	6/20/12	57 bp	(23,892)

Conagra Foods Inc., 7%,
10/1/28	—		1,089,000	9/20/10	(27 bp)	4,955

DJ ABX NA HE AAA Index	292,365		2,773,094	7/25/45	18 bp	—

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		170,000	9/20/12	495 bp	(27,368)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—		380,000	9/20/14	(105 bp)	(1,189)

Motorola, Inc., 6.5%,
9/1/25	—		215,000	3/20/13	(79 bp)	21,471

Sara Lee Corp., 6 1/8%,
11/1/32	—		330,000	9/20/11	(43 bp)	2,619

Seat Pagine Gialle
S.P. A., 8%, 4/30/14	—	EUR	1,245,000	3/20/13	815 bp	(56,655)

Valero Energy Corp.,
9.5%, 2/1/13	—		$ 355,000	3/20/13	(69.5 bp)	8,161

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	42,000	3/20/13	(495 bp)	628

Yum! Brands Inc.,
8 7/8%, 4/15/11	—		$ 320,000	3/20/13	(65 bp)	4,071

Credit Suisse International
DJ ABX NA HE AAA Index	346,305		2,299,299	7/25/45	18 bp	111,596

DJ CMB NA CMBX AA Index	(78,238)		350,000	10/12/52	(25 bp)	(26,017)

DJ CMB NA CMBX AAA Index	2,622,514		15,756,000	12/13/49	8 bp	1,041,607

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Credit Suisse International continued

DJ CMB NA CMBX AAA Index	$3,808,086		$24,308,500		2/17/51	35 bp	$ 1,673,373

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—		105,000		6/20/17	297 bp	(12,961)

KB Home, 5 3/4%, 2/1/14	—		1,520,000		9/20/11	(425 bp)	16,771

Sprint Capital Corp,
8 3/8%, 3/15/12	—		930,000		6/20/12	(59 bp)	168,316

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	59,687		990,000		2/17/51	35 bp	(27,265)

DJ ABX NA HE AAA Index	137,020		1,336,779	(F)	7/25/45	18 bp	(3,569)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		8,050,000	(F)	12/20/12	(27.2 bp)	93,520

DJ CDX NA IG Series 9
Index 30-100% tranche	—		15,660,000		12/20/12	(65 bp)	(100,849)

DJ iTraxx Europe Series
8 Version 1	(143,405)	EUR	1,495,000		12/20/12	(375 bp)	(3,768)

DJ iTraxx Europe Series
9 Version 1	29,202	EUR	414,000		6/20/13	(650 bp)	10,489

DJ LCDX NA Series 9.1
Index 15-100% tranche	—		$ 1,250,000	(F)	12/20/12	61.56 bp	(38,171)

France Telecom, 7.25%,
1/28/13	—		410,000		6/20/16	70 bp	(12,475)

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	285,000		6/20/09	400 bp	—

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	1,035,000		6/20/09	400 bp	(17,519)

iStar Financial, Inc.,
6%, 12/15/10	38,475		$ 570,000		3/20/09	500 bp	11,470

Korea Monetary STAB
Bond, 5%, 2/14/09	—		4,110,000		2/23/09	105 bp	10,227

Korea Monetary STAB
Bond, 5.15%, 2/12/10	—		4,110,000		2/19/10	115 bp	17,931

Nalco, Co. 7.75%,
11/15/11	—		60,000		12/20/12	363 bp	(1,294)

Taiwan T Bill	—		6,850,000		12/12/08	115 bp	9,363

Universal Corp., 5.2%,
10/15/13	—		790,000		3/20/15	(95 bp)	4,063

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—		1,804,000		(a)	2.461%	(452,846)

Cargill, Inc., 7 3/8%,
10/1/25	—		150,000		3/20/13	(93 bp)	(169)

DJ ABX HE A Index	431,546		644,000		1/25/38	369 bp	(115,458)

DJ ABX HE AAA Index	151,354		644,000		1/25/38	76 bp	(160,905)

DJ CDX NA CMBX AAA Index	20,848		570,000		3/15/49	7 bp	(24,988)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		11,672,100		12/20/10	429 bp	203,493

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,235,000		12/20/10	108.65 bp	(82,928)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Goldman Sachs International continued

DJ CDX NA HY Series 9
Index 25-35% tranche	$ —	$ 8,050,000			12/20/10	249 bp	$ (245,123)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		2,840,000		12/20/10	305 bp	(44,910)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	27,135,900			12/20/10	435 bp	584,326

DJ CDX NA IG Series 10
Index	(214,614)	29,080,000			6/20/13	155 bp	(61,007)

DJ CDX NA IG Series 8
Index	248,915	17,775,000			6/20/18	(150 bp)	44,917

DJ CDX NA IG Series 9
Index	713,496	35,950,000			12/20/12	60 bp	(636,786)

DJ CDX NA IG Series 9
Index	(130,363)	39,458,000			12/20/12	60 bp	(1,612,406)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		8,050,000	(F)	12/20/12	(26.75 bp)	95,158

DJ CDX NA IG Series 9
Index 30-100% tranche	—	16,100,000		(F)	12/20/12	(28.5 bp)	177,583

DJ CDX NA IG Series 9
Index 30-100% tranche	—	27,410,000		(F)	12/20/12	(62.75 bp)	(129,436)

General Motors Corp.,
7 1/8%, 7/15/13	—		40,000		9/20/08	620 bp	(162)

General Motors Corp.,
7 1/8%, 7/15/13	—		180,000		9/20/08	620 bp	(730)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		565,000		9/20/17	(67.8 bp)	71,469

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	745,000		3/20/13	680 bp	(75,587)

Merrill Lynch & Co.,
5%, 1/15/15	—		$ 565,000		9/20/17	(59.8 bp)	67,834

Unity Media GmBh,
8 3/4%, 2/15/15	—	EUR	745,000		3/20/13	735 bp	64,907

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	745,000		3/20/13	597 bp	34,444

JPMorgan Chase Bank, N. A.
Codere Finance
(Luxembourg) S. A.,
8.25%, 6/15/15	—	EUR	745,000		3/20/13	795 bp	34,998

DJ CDX NA HY Series 9
Index 25-35% tranche	—	$15,660,000			12/20/10	388.75 bp	140,650

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,266,000		12/20/10	105.5 bp	(86,048)

DJ CDX NA IG Series 9
Index	—		980,000	(F)	12/20/12	(13.55 bp)	17,431

DJ CDX NA IG Series 9
Index	(63,030)		1,503,000		12/20/17	(80 bp)	1,905

DJ CDX NA IG Series 9
Index	(20,095)		990,000		12/20/17	(80 bp)	22,677

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

DJ CDX NA IG Series 9
Index 30-100% tranche	$ —		$ 4,220,000	(F)	12/20/12	(5.8 bp)	$ 89,847

DJ CMB NA CMBX AAA Index	267,428		2,241,000		2/17/51	35 bp	70,628

DJ CMB NA CMBX AAA Index	870,785		6,957,000		12/13/49	8 bp	193,999

DJ CMB NA CMBX AAA Index	242,201		2,218,000		2/17/51	35 bp	47,421

DJ iTraxx Europe
Crossover Series 8
Version 1	(398,182)	EUR	2,980,000		12/20/12	(375 bp)	(119,837)

Glencore Funding LLC,
6%, 4/15/14	—		$ 3,150,000		6/20/14	(148 bp)	91,308

iStar Financial, Inc.,
6%, 12/15/10	37,100		530,000		3/20/09	500 bp	11,990

Pulte Homes, Inc.,
5 1/4%,1/15/14	—		4,190,000		9/20/09	(621 bp)	(114,178)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—		70,000	(F)	3/20/13	685 bp	390

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	—		565,000		9/20/17	(77 bp)	31,467

CMS Energy Corp.,
6.875%, 12/15/15	—		140,000		6/20/12	62 bp	(5,813)

Community Health
Systems, 8 7/8%, 7/15/15	—		158,000		12/20/12	360 bp	(9,589)

Computer Sciences Corp,
5%, 2/15/13	—		2,870,000		3/20/18	(132 bp)	(30,948)

Diageo Capital Plc.,
7 1/4%, 11/1/09	—		1,365,000		3/20/12	(48 bp)	9,883

DJ ABX HE A Index	431,546		644,000		1/25/38	369 bp	(112,992)

DJ ABX HE A Index	448,275		645,000		1/25/38	369 bp	(97,109)

DJ ABX HE AAA Index	151,354		644,000		1/25/38	76 bp	(157,630)

DJ ABX HE AAA Index	180,600		645,000		1/25/38	76 bp	(129,000)

DJ CDX NA CMBX AA Index	(15,399)		486,000 (F)		3/15/49	(15 bp)	89,730

DJ CDX NA HY Series 8
Index 35-60% tranche	—		19,669,000		6/20/12	104 bp	(1,863,509)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		5,000,000		12/20/10	104.5 bp	(341,158)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		5,000,000		12/20/10	90 bp	(360,100)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		8,050,000		12/20/10	266 bp	(209,407)

DJ CDX NA HY Series 9
Index 25-35% tranche	—		16,100,000		12/20/10	295 bp	(296,669)

DJ CDX NA IG Series 10
Index	415,117		22,180,000		6/20/18	(150 bp)	159,640

DJ CDX NA IG Series 10
Index	140,500		9,287,000		6/20/18	(150 bp)	23,401

DJ CDX NA IG Series 8
Index	77,261		4,944,000		6/20/12	35 bp	(161,996)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

DJ CDX NA IG Series 8
Index 30-100% tranche	$ —	$17,192,450		6/20/12	(3.125 bp)	$ 341,069

DJ CDX NA IG Series 8
Index 30-100% tranche	—	14,066,550		6/20/12	(8 bp)	252,153

DJ CDX NA IG Series 9
Index	(327,177)	7,063,500		12/20/17	(80 bp)	(22,011)

DJ CMB NA CMBX AAA Index	1,006,698	8,510,000		2/17/51	35 bp	259,371

DJ LCDX NA Series 9.1
Index 15-100% tranche	—	1,250,000	(F)	12/20/12	59.3 bp	(38,915)

Domtar Corp., 7 1/8%,
8/15/15	—	120,000		12/20/11	(250 bp)	4,839

FirstEnergy Corp.,
7 3/8%, 11/15/31	—	2,795,000		12/20/11	(79 bp)	22,239

GMAC, LLC, 6 7/8%,
8/28/12	71,875	1,250,000		3/20/09	500 bp	(37,612)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—	565,000		9/20/17	(58 bp)	39,672

HCA inc., T/L Bank Loan	—	217,000		3/20/09	225 bp	(26)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	—	110,000		3/20/13	645 bp	(387)

Macy’s Retail Holdings,
Inc., 6 5/8%, 4/1/11	—	4,375,000		6/20/11	(195 bp)	55,475

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	565,000		9/20/17	(60.5 bp)	43,651

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	565,000		9/20/12	48 bp	(31,521)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	—	60,000		9/20/12	395 bp	(2,440)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	—	125,000		9/20/08	500 bp	(1,259)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	105,000		6/20/17	295 bp	(13,077)

Morgan Stanley Capital Services, Inc.
Cargill, Inc., 7 3/8%,
10/1/25	—	950,000		3/20/13	(90 bp)	931

DJ ABX NA CMBX AAA Index	615,410	8,646,000		3/15/49	7 bp	(85,340)

DJ CDX NA IG Series 10
Index	180,248	9,252,000		6/20/18	(150 bp)	73,295

DJ CDX NA IG Series 10
Index	777,017	47,450,000		6/20/18	(150 bp)	232,449

DJ CDX NA IG Series 8
Index	216,417	18,000,000		6/20/12	35 bp	(648,525)

DJ CDX NA IG Series 8
Index	—	7,165,000		6/20/17	(60 bp)	442,224

DJ CDX NA IG Series 9
Index 30-100% tranche	—	2,850,000		12/20/12	(29.5 bp)	29,204

DJ CMB NA CMBX AA Index	(99,704)	437,000		10/12/52	(25 bp)	(34,243)

DJ CMB NA CMBX AAA Index	1,982,072	16,523,000		12/13/49	8 bp	458,016

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid)	by appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc. continued

DJ CMB NA CMBX AAA Index	$2,595,870	$23,920,500	2/17/51	35 bp	$ 495,230

DJ CMB NA CMBX AAA Index	378,847	3,098,000	2/17/51	35 bp	106,788

DJ CMB NA CMBX AAA Index	1,167,562	8,771,000	12/13/49	8 bp	286,375

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	105,000	6/20/12	225 bp	(7,321)

Jefferson Smurfit Corp,
7.5%, 6/1/13	—	35,000	9/20/12	445 bp	(2,489)

Nalco, Co. 7.75%,
11/15/11	—	65,000	9/20/12	330 bp	(2,031)

Nalco, Co. 7.75%,
11/15/11	—	90,000	3/20/13	460 bp	1,420

Universal Corp., 5.2%,
10/15/13	—	2,370,000	3/20/13	(89 bp)	2,283

Total					$ 974,306

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/08 (aggregate face value $97,923,017) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,959,483	$18,519,905	4/16/08	$ 439,578
Brazilian Real	1,385,260	1,395,135	4/16/08	(9,875)
British Pound	18,370,860	18,404,041	6/18/08	(33,181)
Canadian Dollar	4,677,300	4,791,710	4/16/08	(114,410)
Chilean Peso	114,274	100,274	4/16/08	14,000
Czech Koruna	72,260	70,712	6/18/08	1,548
Danish Krone	990,510	956,657	6/18/08	33,853
Euro	5,950,897	5,922,555	6/18/08	28,342
Hong Kong Dollar	383,966	383,161	5/21/08	805
Hungarian Forint	5,070	4,862	6/18/08	208
Indian Rupee	733,061	745,963	5/21/08	(12,902)
Japanese Yen	10,540,088	9,935,787	5/21/08	604,301
Malaysian Ringgit	287,394	284,499	1/8/09	2,895
Malaysian Ringgit	290,301	287,849	5/21/08	2,452
Mexican Peso	449,750	442,017	4/16/08	7,733
Norwegian Krone	24,882,203	24,485,985	6/18/08	396,218
Polish Zloty	871,640	845,946	6/18/08	25,694
South African Rand	297,782	337,675	4/16/08	(39,893)
South Korean Won	240,882	251,379	5/21/08	(10,497)
Swiss Franc	8,388,662	8,229,586	6/18/08	159,076
Turkish Lira - New	1,404,423	1,527,319	6/18/08	(122,896)

Total				$1,373,049

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/08 (aggregate face value $123,965,066) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 3,971,696	$ 3,858,262	4/16/08	$ (113,434)
British Pound	13,266,629	13,280,334	6/18/08	13,705
Canadian Dollar	8,789,921	8,986,766	4/16/08	196,845
Chilean Peso	62,693	58,729	4/16/08	(3,964)
Chinese Yuan	315,607	305,305	1/8/09	(10,302)
Czech Koruna	106,425	102,734	6/18/08	(3,691)
Euro	55,132,720	53,371,206	6/18/08	(1,761,514)
Hungarian Forint	1,130,584	1,088,482	6/18/08	(42,102)
Japanese Yen	13,552,866	12,779,754	5/21/08	(773,112)
Mexican Peso	128,687	126,865	4/16/08	(1,822)
New Zealand Dollar	740,794	752,512	4/16/08	11,718
Polish Zloty	16,731	16,133	6/18/08	(598)
Singapore Dollar	4,970,762	4,908,282	5/21/08	(62,480)
South African Rand	64,888	64,197	4/16/08	(691)
Swedish Krona	18,411,751	17,866,211	6/18/08	(545,540)
Swiss Franc	5,355,284	5,196,306	6/18/08	(158,978)
Taiwan Dollar	905,473	876,228	5/21/08	(29,245)
Turkish Lira — New	320,854	326,760	6/18/08	5,906

Total				$(3,279,299)

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges index (Short)	18	$ 2,510,380	Apr-08	$ (117,524)
Australian Government Treasury Bond 3 yr (Long)	240	55,542,319	Jun-08	(41,156)
Australian Government Treasury Bond 10 yr (Long)	70	45,047,518	Jun-08	76,421
Canadian Government Bond 10 yr (Long)	12	1,398,074	Jun-08	45,011
Canadian Government Bond 10 yr (Short)	29	3,378,679	Jun-08	(109,007)
DAX Index (Long)	11	2,862,480	Jun-08	138,362
Dow Jones Euro Stoxx 50 Index (Short)	588	32,934,067	Jun-08	(733,119)
Euro-Bobl 5 yr (Long)	23	4,006,821	Jun-08	(42,897)
Euro-Bund 10 yr (Long)	113	20,683,479	Jun-08	(173,308)
Euro-Bund 10 yr (Short)	95	17,388,765	Jun-08	135,272
Euro-CAC 40 Index (Short)	31	2,305,798	Apr-08	(78,157)
Euro-Dollar 90 day (Long)	240	58,455,000	Sep-09	1,316,672
Euro-Dollar 90 day (Short)	557	136,089,025	Jun-08	(3,423,990)
Euro-Dollar 90 day (Short)	846	207,069,075	Sep-08	(5,514,860)
Euro-Euribor Interest Rate 90 day (Long)	255	96,787,061	Dec-09	(293,048)
Euro-Euribor Interest Rate 90 day (Long)	460	174,705,162	Sep-09	(422,435)
Euro-Euribor Interest Rate 90 day (Short)	426	161,380,380	Dec-08	492,452
Euro-Euribor Interest Rate 90 day (Short)	289	109,332,823	Sep-08	182,815
Euro-Schatz 2 yr (Long)	199	32,821,028	Jun-08	(173,104)
FTSE 100 Index (Short)	173	19,580,560	Jun-08	(496,896)
Hang Seng Index (Long)	98	14,248,799	Apr-08	574,758
IBEX 35 Index (Long)	65	13,576,860	Apr-08	310,320
Japanese Government Bond 10 yr (Long)	23	32,410,349	Jun-08	352,784
OMXS 30 Index (Short)	345	5,402,512	Apr-08	(137,930)
Russell 2000 Index Mini (Long)	79	5,451,000	Jun-08	184,812
Russell 2000 Index Mini (Short)	517	35,673,000	Jun-08	(819,336)
S&P 500 Index (Long)	35	11,585,000	Jun-08	282,344
S&P 500 Index E-Mini (Long)	347	22,971,400	Jun-08	159,839
S&P 500 Index E-Mini (Short)	175	11,585,000	Jun-08	(76,681)
S&P Mid Cap 400 Index E-Mini (Long)	14	1,094,100	Jun-08	17,892
S&P Mid Cap 400 Index E-Mini (Short)	41	3,204,150	Jun-08	(52,562)
S&P/MIB Index (Short)	22	5,319,512	Jun-08	(17,299)
SGX MSCI Singapore Index (Short)	26	1,401,480	Apr-08	(13,694)
SPI 200 Index (Short)	44	5,421,577	Jun-08	(252,369)
Sterling Interest Rate 90 day (Long)	7	1,654,365	Dec-09	(2,275)
Sterling Interest Rate 90 day (Long)	261	61,755,330	Sep-09	136,199
Sterling Interest Rate 90 day (Short)	7	1,650,895	Dec-08	1,023
Sterling Interest Rate 90 day (Short)	261	61,367,217	Sep-08	(104,833)
Tokyo Price Index (Short)	84	10,238,869	Jun-08	(46,709)
U.K. Gilt 10 yr (Long)	20	4,413,490	Jun-08	112,562
U.K. Gilt 10 yr (Short)	60	13,240,471	Jun-08	(339,196)
U.S. Treasury Bond 20 yr (Long)	1177	139,823,922	Jun-08	3,256,213
U.S. Treasury Note 2 yr (Short)	7274	1,561,409,563	Jun-08	(3,720,131)
U.S. Treasury Note 5 yr (Long)	67	7,653,703	Jun-08	107,397
U.S. Treasury Note 5 yr (Short)	2377	271,535,109	Jun-08	1,003,708
U.S. Treasury Note 10 yr (Long)	3816	453,925,125	Jun-08	10,443,843

Total				$ 2,128,183

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $19,584,247) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Future (Call)	$ 60	Apr-08/1,375	$ 118,500
S&P 500 Index Future (Call)	169	Apr-08/1,405	97,175
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the obligation to receive a fixed rate of
5.95% versus the three month USD-LIBOR-BBA maturing
June 16, 2018.	51,424,000	Jun-08/5.95	7,199
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	51,424,000	Jun-08/5.95	7,724,398
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of
5.31% versus the three month USD-LIBOR-BBA maturing
on August 29, 2018.	48,472,000	Aug-08/5.31	4,622,775
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	48,472,000	Aug-08/5.31	197,766
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.00%
versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	2,257,475
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of 5.00%
versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	464,017
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.215% versus the three month USD-LIBOR-BBA
maturing on February 18, 2020.	41,210,000	Feb-10/5.22	1,263,087
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	41,210,000	Feb-10/5.22	2,935,800
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.22% versus the three month USD-LIBOR-BBA
maturing on February 24, 2020.	30,431,000	Feb-10/5.22	935,753
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.22	2,170,339
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.08% versus the three month USD-LIBOR-BBA
maturing on February 24, 2020.	30,431,000	Feb-10/5.08	1,062,651

WRITTEN OPTIONS OUTSTANDING at 3/31/08 (premiums received $19,584,247) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N. A. for the obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	$30,431,000	Feb-10/5.08	$ 1,970,712
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month USD-LIBOR-BBA
maturing March 2, 2019.	18,353,000	Feb-09/4.94	366,693
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed
rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 2, 2019.	18,353,000	Feb-09/4.94	1,204,691
Option on an interest rate swap with JPMorgan Chase
Bank, N. A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May-12/5.51	684,616
Option on an interest rate swap with JPMorgan Chase
Bank, N. A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
on May 14, 2022.	9,715,000	May-12/5.51	430,375
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,857,500	May-12/5.515	343,862
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,857,500	May-12/5.515	214,410
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to pay a fixed
rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,943,000	May-12/5.52	137,681
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,943,000	May-12/5.52	85,492

Total			$29,295,467

TBA SALE COMMITMENTS OUTSTANDING at 3/31/08 (proceeds receivable $399,706,524) (Unaudited)

	Principal	Settlement
	amount	date	Value

FNMA, 6 1/2s, April 1, 2038	$ 22,000,000	4/14/08	$ 22,782,032
FNMA, 5 1/2s, April 1, 2038	362,000,000	4/14/08	365,365,478
FNMA, 5s, April 1, 2038	7,000,000	4/21/08	6,926,500
GNMA, 5 1/2s, April 1, 2038	5,000,000	4/14/08	5,094,922

Total			$400,168,932

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$ 18,177,000	$ —	1/28/24	3 month USD-LIBOR-
			BBA	5.2125%	$ 1,620,938

7,000,000	—	3/30/09	3.075%	3 month USD-LIBOR-
				BBA	(51,372)

13,689,000	—	12/22/09	3.965%	3 month USD-LIBOR-
				BBA	(509,753)

12,300,000	—	1/14/10	3 month USD-LIBOR-
			BBA	4.106%	349,800

15,300,000	—	4/6/10	4.6375%	3 month USD-LIBOR-
				BBA	(826,957)

4,260,000	—	6/17/15	4.555%	3 month USD-LIBOR-
				BBA	(274,013)

1,540,000	—	6/23/15	4.466%	3 month USD-LIBOR-
				BBA	(90,149)

640,000	—	6/23/15	4.45%	3 month USD-LIBOR-
				BBA	(36,778)

770,000	—	6/24/15	4.39%	3 month USD-LIBOR-
				BBA	(41,159)

6,300,000	—	10/21/15	4.943%	3 month USD-LIBOR-
				BBA	(570,720)

1,725,000	—	10/3/16	5.15630%	3 month USD-LIBOR-
				BBA	(181,464)

5,000,000	—	9/1/15	3 month USD-LIBOR-
			BBA	4.53%	252,479

Bear Stearns Bank PLC
14,000,000	—	4/24/12	5.027%	3 month USD-LIBOR-
				BBA	(1,245,179)

Citibank, N.A.
910,000	—	4/7/14	5.377%	3 month USD-LIBOR-
				BBA	(105,114)

18,650,000	—	7/27/09	5.504%	3 month USD-LIBOR-
				BBA	(833,568)

5,002,000	—	10/26/12	4.6275%	3 month USD-LIBOR-
				BBA	(372,035)

26,550,000	—	11/9/09	4.387%	3 month USD-LIBOR-
				BBA	(1,181,314)

27,283,000	—	11/9/17	5.0825%	3 month USD-LIBOR-
				BBA	(2,717,040)

690,000	—	11/9/17	3 month USD-LIBOR-
			BBA	5.07641%	68,361

30,302,000	—	12/24/09	3 month USD-LIBOR-
			BBA	3.8675%	1,072,250

5,702,000	—	12/24/27	4.9425%	3 month USD-LIBOR-
				BBA	(359,237)

Credit Suisse First Boston International
19,400,000	—	11/17/09	3.947%	3 month USD-LIBOR-
				BBA	(692,807)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International

EUR	24,240,000	$ —	3/15/10	6 month EUR-EURIBOR-
				Reuters	3.927%	$ (169,828)

CHF	8,430,000	—	3/13/18	6 month CHF-LIBOR-
				BBA	3.3175%	(53,903)

EUR	5,670,000	—	3/13/18	4.317%	6 month EUR-EURIBOR-
					Reuters	58,195

CHF	37,220,000	—	3/15/10	2.59%	6 month CHF-LIBOR-
					BBA	137,936

CHF	37,220,000	—	3/15/10	2.6625%	6 month CHF-LIBOR-
					BBA	85,029

CHF	8,430,000	—	3/14/18	6 month CHF-LIBOR-
				BBA	3.3%	(66,633)

EUR	24,240,000	—	3/15/10	6 month EUR-EURIBOR-
				Reuters	4.0525%	(81,477)

EUR	5,670,000	—	3/14/18	4.345%	6 month EUR-EURIBOR-
					Reuters	38,843

	$ 1,853,000	—	8/29/12	5.04556%	3 month USD-LIBOR-
					BBA	(146,170)

	887,000	—	3/21/16	3 month USD-LIBOR-
				BBA	5.20497%	84,347

	3,416,000	—	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	398,946

	2,464,000	—	9/28/16	5.10886%	3 month USD-LIBOR-
					BBA	(216,928)

Deutsche Bank AG
	925,147	—	8/2/32	5.86%	3 month USD-LIBOR-
					BBA	(174,234)

	824,399	—	8/2/22	3 month USD-LIBOR-
				BBA	5.7756%	125,760

	7,727,000	—	10/16/17	3 month USD-LIBOR-
				BBA	5.297%	902,416

	5,260,000	—	11/7/17	3 month USD-LIBOR-
				BBA	5.056%	510,963

Goldman Sachs Capital Markets, L.P.
	5,675,208	—	8/15/10	3 month USD-LIBOR-
				BBA	5.405%	(386,255)

	1,851,643	—	8/1/32	5.919%	3 month USD-LIBOR-
					BBA	(364,989)

	1,650,000	—	8/1/22	3 month USD-LIBOR-
				BBA	5.845%	264,153

	925,147	—	8/12/32	5.689%	3 month USD-LIBOR-
					BBA	(149,966)

	824,399	—	8/12/22	3 month USD-LIBOR-
				BBA	5.601%	109,456

Goldman Sachs International
	8,146,000	—	3/11/38	5.029%	3 month USD-LIBOR-
					BBA	(511,566)

EUR	42,560,000	—	3/26/10	6 month EUR-EURIBOR-
				Reuters	4.129%	(150,812)

EUR	11,500,000	—	3/26/18	4.33%	6 month EUR-EURIBOR-
					Reuters	110,846

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International continued

GBP	35,470,000	$ —	3/29/10	6 month GBP-LIBOR-
				BBA	5.25%	$ 194,830

GBP	8,590,000	—	3/27/18	5.0675%	6 month GBP-LIBOR-
					BBA	(130,549)

	$ 19,018,000	—	9/29/08	5.085%	3 month USD-LIBOR-
					BBA	(241,840)

	6,031,000	—	9/29/16	3 month USD-LIBOR-
				BBA	5.1275%	538,795

	1,660,000	—	10/19/16	5.32413%	3 month USD-LIBOR-
					BBA	(198,000)

	11,385,000	—	6/12/17	3 month USD-LIBOR-
				BBA	5.7175%	1,706,151

	11,900,000	—	7/25/09	5.327%	3 month USD-LIBOR-
					BBA	(500,827)

	27,184,000	—	11/20/08	5.16%	3 month USD-LIBOR-
					BBA	(866,633)

	6,109,000	—	11/20/26	3 month USD-LIBOR-
				BBA	5.261%	654,383

	26,326,000	—	11/21/08	5.0925%	3 month USD-LIBOR-
					BBA	(822,121)

	5,821,000	—	11/21/26	3 month USD-LIBOR-
				BBA	5.2075%	582,064

	5,193,000	—	12/20/16	3 month USD-LIBOR-
				BBA	5.074%	512,747

	6,330,000	—	1/8/12	3 month USD-LIBOR-
				BBA	4.98%	449,630

	1,510,000	—	11/9/17	3 month USD-LIBOR-
				BBA	5.071%	148,904

	2,770,000	—	4/7/14	5.33842%	3 month USD-LIBOR-
					BBA	(313,344)

	1,017,000	—	5/3/16	5.565%	3 month USD-LIBOR-
					BBA	(139,677)

	7,002,000	—	9/14/14	4.906%	3 month USD-LIBOR-
					BBA	(531,394)

	3,416,000	—	9/14/17	5.0625%	3 month USD-LIBOR-
					BBA	(285,802)

	22,316,700	—	9/19/09	3 month USD-LIBOR-
				BBA	4.763%	802,876

	10,473,000	—	9/21/09	3 month USD-LIBOR-
				BBA	4.60%	347,508

	2,895,200	—	9/21/17	5.149%	3 month USD-LIBOR-
					BBA	(261,908)

	1,010,000	—	11/9/17	3 month USD-LIBOR-
				BBA	5.08%	100,371

	62,952,000	—	1/16/18	5.790%	3 month USD-LIBOR-
					BBA	(9,103,232)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.

$ 14,500,000	$ —	4/23/17	5.186%	3 month USD-LIBOR-
				BBA	$ (1,564,353)

5,163,000	—	8/15/11	5.412%	3 month USD-LIBOR-
				BBA	(433,480)

108,271,000	—	3/5/18	4.325%	3 month USD-LIBOR-
				BBA	(2,316,533)

20,439,000	—	3/7/18	4.45%	3 month USD-LIBOR-
				BBA	(648,802)

20,800,000	—	3/12/18	3 month USD-LIBOR-
			BBA	4.4525%	664,561

5,091,000	—	3/11/38	5.0025%	3 month USD-LIBOR-
				BBA	(297,543)

41,043,000	—	3/11/38	5.03%	3 month USD-LIBOR-
				BBA	(2,584,074)

90,389,000	—	3/15/10	3 month USD-LIBOR-
			BBA	2.5%	97,218

41,018,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.145%	(269,748)

106,684,000	—	3/20/13	3 month USD-LIBOR-
			BBA	3.13%	(775,689)

215,990,000	—	3/25/10	3 month USD-LIBOR-
			BBA	2.325%	(405,904)

31,000,000	—	1/17/16	4.946%	3 month USD-LIBOR-
				BBA	(2,421,678)

1,659,000	—	9/18/16	5.291%	3 month USD-LIBOR-
				BBA	(168,929)

22,282,000	—	9/28/08	5.096%	3 month USD-LIBOR-
				BBA	(284,493)

22,000,000	—	3/7/15	3 month USD-LIBOR-
			BBA	4.798%	1,519,657

20,800,000	—	6/27/17	3 month USD-LIBOR-
			BBA	5.712%	3,096,619

15,880,000	—	7/5/17	3 month USD-LIBOR-
			BBA	4.55%	673,254

10,050,000	—	10/10/13	5.054%	3 month USD-LIBOR-
				BBA	(958,017)

13,990,000	—	10/10/13	5.09%	3 month USD-LIBOR-
				BBA	(1,364,250)

27,115,000	—	11/20/08	5.165%	3 month USD-LIBOR-
				BBA	(865,741)

6,092,000	—	11/20/26	3 month USD-LIBOR-
			BBA	5.266%	656,571

2,000,000	—	7/25/17	3 month USD-LIBOR-
			BBA	5.652%	266,944

3,882,000	—	12/19/16	5.0595%	3 month USD-LIBOR-
				BBA	(378,860)

2,932,000	—	1/31/17	3 month USD-LIBOR-
			BBA	5.415%	334,099

17,583,000	—	3/8/17	3 month USD-LIBOR-
			BBA	5.28%	1,780,152

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 7,069,000	$ —	9/28/16	3 month USD-LIBOR-
			BBA	5.1223%	$ 629,212

2,200,000	—	8/7/12	3 month USD-LIBOR-
			BBA	5.194%	188,800

3,710,000	—	6/16/15	4.538%	3 month USD-LIBOR-
				BBA	(234,446)

920,000	—	6/24/15	4.387%	3 month USD-LIBOR-
				BBA	(48,995)

12,900,000	—	6/29/15	3 month USD-LIBOR-
			BBA	4.296%	603,519

2,156,000	—	8/2/15	3 month USD-LIBOR-
			BBA	4.6570%	130,818

70,200,000	—	8/13/12	3 month USD-LIBOR-
			BBA	5.2%	6,039,306

13,962,000	—	8/29/17	5.2925%	3 month USD-LIBOR-
				BBA	(1,433,230)

4,241,000	—	8/29/17	5.263%	3 month USD-LIBOR-
				BBA	(426,119)

10,473,000	—	9/21/09	3 month USD-LIBOR-
			BBA	4.6125%	349,415

2,895,200	—	9/21/17	5.15%	3 month USD-LIBOR-
				BBA	(262,140)

5,149,000	—	9/27/17	5.2335%	3 month USD-LIBOR-
				BBA	(499,055)

2,916,000	—	10/30/12	4.68375%	3 month USD-LIBOR-
				BBA	(224,230)

3,150,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05771%	306,457

26,550,000	—	11/9/09	4.3975%	3 month USD-LIBOR-
				BBA	(1,186,661)

27,283,000	—	11/9/17	5.0895%	3 month USD-LIBOR-
				BBA	(2,733,345)

15,893,000	—	12/11/17	3 month USD-LIBOR-
			BBA	4.65%	970,113

5,702,000	—	12/24/27	4.9675%	3 month USD-LIBOR-
				BBA	(378,552)

25,700,000	—	8/4/08	3 month USD-LIBOR-
			BBA	5.40%	320,809

14,800,000	—	8/4/16	3 month USD-LIBOR-
			BBA	5.5195%	1,788,907

12,600,000	—	9/2/15	3 month USD-LIBOR-
			BBA	4.4505%	569,821

5,700,000	—	10/21/15	4.916%	3 month USD-LIBOR-
				BBA	(505,483)

25,274,000	—	1/18/18	4.27625%	3 month USD-LIBOR-
				BBA	(447,331)

1,963,000	—	1/24/18	4.135%	3 month USD-LIBOR-
				BBA	(11,903)

2,618,000	—	1/24/18	4.175%	3 month USD-LIBOR-
				BBA	(24,683)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium		Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

	$ 2,618,000		$ —	1/24/18	4.1625%	3 month USD-LIBOR-
						BBA	$ (21,926)

	54,492,000		—	1/31/18	3 month USD-LIBOR-
					BBA	4.25%	917,920

	47,900,000		—	2/4/10	3 month USD-LIBOR-
					BBA	2.835%	327,713

	7,500,000		—	2/4/18	3 month USD-LIBOR-
					BBA	4.2625%	132,389

Lehman Brothers Special Financing, Inc.
	32,903,000	197,899		2/26/18	4.65%	3 month USD-LIBOR-
						BBA	(1,410,317)

	1,835,000		(1,270)	3/14/18	3 month USD-LIBOR-
					BBA	4.35%	41,594

	7,770,000		—	3/19/13	3 month USD-LIBOR-
					BBA	3.0675%	(79,322)

	53,341,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.215%	(178,422)

	99,880,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.3525%	(137,599)

	99,880,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.395%	(55,107)

	8,245,000	(E)	—	3/26/38	5.05%	3 month USD-LIBOR-
						BBA	127,220

	41,018,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.07%	(412,200)

	16,490,000	(E)	—	3/22/38	5.29%	3 month USD-LIBOR-
						BBA	(64,806)

	56,325,000		—	3/20/13	3 month USD-LIBOR-
					BBA	3.06%	(592,105)

EUR	10,990,000	(E)	—	3/22/38	6 month EUR-EURIBOR-
					Reuters	4.864%	(80,131)

$157,300,000			—	3/25/13	3 month USD-LIBOR-
					BBA	3.2292%	(485,832)

	53,400,000		—	3/25/38	4.583%	3 month USD-LIBOR-
						BBA	556,585

	89,370,000		—	3/25/10	3 month USD-LIBOR-
					BBA	2.275%	(254,490)

GBP	28,370,000		—	3/22/10	6 month GBP-LIBOR-
					BBA	5.075%	17,586

GBP	8,000,000		—	3/20/18	4.99%	6 month GBP-LIBOR-
						BBA	(25,715)

EUR	7,170,000	(E)(F)	—	3/29/38	6 month EUR-EURIBOR-
					Reuters	4.9625%	30,885

$ 30,200,000			—	5/29/12	5.28%	3 month USD-LIBOR-
						BBA	(3,019,732)

	6,020,000		—	8/24/12	5.085%	3 month USD-LIBOR-
						BBA	(484,806)

	12,250,354		—	8/29/09	5.005%	3 month USD-LIBOR-
						BBA	(465,350)

	24,945,000		—	8/29/09	5.001%	3 month USD-LIBOR-
						BBA	(949,235)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$ 3,491,000	$ —	8/29/17	5.29125%	3 month USD-LIBOR-
				BBA	$ (359,053)

4,425,010	—	8/29/12	5.075%	3 month USD-LIBOR-
				BBA	(355,412)

26,210,000	—	12/28/16	5.084%	3 month USD-LIBOR-
				BBA	(2,583,175)

761,781	—	8/29/17	3 month USD-LIBOR-
			BBA	5.32%	80,030

6,002,000	—	8/3/08	5.425%	3 month USD-LIBOR-
				BBA	(75,640)

24,138,000	—	8/3/11	5.445%	3 month USD-LIBOR-
				BBA	(2,060,036)

410,000	—	8/3/36	3 month USD-LIBOR-
			BBA	5.67%	68,683

26,397,000	—	8/3/16	5.5675%	3 month USD-LIBOR-
				BBA	(3,282,680)

41,960,000	—	9/8/16	5.3275%	3 month USD-LIBOR-
				BBA	(4,382,323)

20,650,000	—	9/29/13	5.0555%	3 month USD-LIBOR-
				BBA	(1,703,120)

12,553,000	—	10/23/08	3 month USD-LIBOR-
			BBA	5.26%	382,003

5,046,000	—	10/23/16	3 month USD-LIBOR-
			BBA	5.3275%	601,117

12,553,000	—	10/23/08	5.255%	3 month USD-LIBOR-
				BBA	(381,351)

5,046,000	—	10/23/16	5.325%	3 month USD-LIBOR-
				BBA	(600,103)

17,700,000	—	11/29/08	3 month USD-LIBOR-
			BBA	5.045%	544,536

3,990,000	—	11/29/16	3 month USD-LIBOR-
			BBA	5.02%	378,212

3,010,000	—	11/29/26	3 month USD-LIBOR-
			BBA	5.135%	271,080

29,401,000	—	3/15/09	4.9298%	3 month USD-LIBOR-
				BBA	(735,627)

38,000,000	—	3/16/09	4.9275%	3 month USD-LIBOR-
				BBA	(949,604)

8,672,000	—	9/11/17	5.0525%	3 month USD-LIBOR-
				BBA	(718,412)

14,877,800	—	9/19/09	3 month USD-LIBOR-
			BBA	4.755%	533,425

10,473,000	—	9/24/09	3 month USD-LIBOR-
			BBA	4.695%	363,698

2,895,200	—	9/24/17	5.285%	3 month USD-LIBOR-
				BBA	(293,416)

5,002,000	—	10/26/12	4.61375%	3 month USD-LIBOR-
				BBA	(368,788)

1,720,000	—	11/7/17	3 month USD-LIBOR-
			BBA	5.05521%	166,974

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Upfront			Payments	Payments	Unrealized
Swap counterparty /		premium		Termination	made by	received by	appreciation/
Notional amount		received (paid)		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

	$ 26,550,000		$ —	11/9/09	4.403%	3 month USD-LIBOR-
						BBA	$ (1,189,627)

	27,283,000		—	11/9/17	5.067%	3 month USD-LIBOR-
						BBA	(2,681,268)

	1,750,000		—	11/9/17	3 month USD-LIBOR-
					BBA	5.068%	172,130

	11,280,000		—	12/11/17	3 month USD-LIBOR-
					BBA	4.839%	868,239

	30,302,000		—	12/24/09	3 month USD-LIBOR-
					BBA	3.84625%	1,059,606

	7,701,000		—	4/12/12	3 month USD-LIBOR-
					BBA	5.087%	696,766

	93,233,000		—	2/8/10	2.728%	3 month USD-LIBOR-
						BBA	(435,322)

	67,471,000		—	2/7/18	4.217%	3 month USD-LIBOR-
						BBA	(914,413)

	21,224,000		—	2/21/18	4.599%	3 month USD-LIBOR-
						BBA	(953,571)

	4,300,000		—	2/4/38	3 month USD-LIBOR-
					BBA	4.806%	119,077

EUR	5,495,000	(E)	—	3/26/38	6 month EUR-EURIBOR-
					Reuters	4.74%	(126,267)

	$ 99,880,000		—	3/26/10	3 month USD-LIBOR-
					BBA	2.325%	(205,257)

EUR	42,560,000		—	3/29/10	6 month EUR-EURIBOR-
					Reuters	4.25%	(8,048)

EUR	10,020,000		—	3/28/18	4.42%	6 month EUR-EURIBOR-
						Reuters	(13,352)

	$ 10,760,000	(E)	—	3/29/38	5.31%	3 month USD-LIBOR-
						BBA	(60,364)

Merrill Lynch Capital Services, Inc.
	5,002,000		—	10/26/12	4.6165%	3 month USD-LIBOR-
						BBA	(369,447)

	6,200,000		—	11/6/17	5.00693%	3 month USD-LIBOR-
						BBA	(577,973)

Morgan Stanley Capital Services, Inc.
GPB	13,270,000		—	3/28/18	5.065%	6 month GBP-LIBOR-
						BBA	(196,797)

GPB	55,120,000		—	3/29/10	6 month GBP-LIBOR-
					BBA	5.21%	222,480

	$1,502,000		—	8/29/17	5.26021%	3 month USD-LIBOR-
						BBA	(150,581)

	1,850,000		—	2/20/17	5.192%	3 month USD-LIBOR-
						BBA	(176,688)

							$(43,840,647)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.

$ 5,760,000	(1)	5/2/08	Banc of America	The spread	$ (480,484)
			Securities CMBS	return of Banc
			AAA 10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

8,430,000	(2)(F)	7/2/08	(Banc of America	The spread	633,000
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

6,050,000	(1)	5/2/08	10 bp plus	The spread	(630,658)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

15,280,000	(1)	5/2/08	5 bp plus change	The spread	(1,609,687)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
55,405,350		3/11/09	(1 month USD-	A basket	(2,052,372)
			LIBOR-BBA plus	of common stocks
25 bp)

55,425,940		3/11/09	1 month USD-	A basket	433,731
			LIBOR-BBA minus	of common stocks
30 bp

5,670,000	(1)	5/2/08	12.5 bp plus	The spread	(563,018)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

16,891,755		4/3/08	(Russell 2000	3 month USD-	1,834,226
			Total Return	LIBOR-BBA
Index)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International

$ 846,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	$ (55,868)
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

24,740,000	(2)	7/2/08	(Banc	The spread	(561,078)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

8,250,000	(1)(F)	5/1/08	10 bp plus	The spread	216,752
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

7,160,000	(1)(F)	11/2/08	20 bp plus	The spread	211,105
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR 35,056,000		3/26/09	(2.27%)	Eurostat	(15,443)
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
$ 6,936,481		4/8/08	(1 month USD-	Standard & Poors	259,570
			LIBOR-BBA plus	500
			25 bp)	Transportation
Index

8,502,587		4/8/08	1 month USD-	Standard & Poors	187,481
			LIBOR-BBA minus	500 Banks Index
30 bp

5,593,808		4/8/08	(1 month USD-	Standard & Poors	(6,925)
			LIBOR-BBA plus	500 Consumer
			25 bp)	Services Index

7,719,466		4/8/08	(1 month USD-	Standard & Poors	(306,581)
			LIBOR-BBA plus	500 Media Index
25 bp)

3,579,923		4/8/08	1 month USD-	Standard & Poors	(133,544)
			LIBOR-BBA minus	500 Household &
			30 bp	Personal
Products Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 8,950,203	4/8/08	1 month USD-	Standard & Poors	$ (269,191)
		LIBOR-BBA minus	500 Food &
		30 bp	Staples
			Retailing GICS
			Industry Group
			Index

4,698,798	4/8/08	1 month USD-	Standard & Poors	(315,164)
		LIBOR-BBA minus	500 Real Estate
		30 bp	Index

9,173,839	4/8/08	1 month USD-	Standard & Poors	130,102
		LIBOR-BBA minus	500 Retailing
		30 bp	Index

3,244,415	4/8/08	1 month USD-	Standard & Poors	(155,109)
		LIBOR-BBA minus	500
		30 bp	Telecommunication
			Services Index

7,719,457	4/8/08	1 month USD-	Standard & Poors	197,048
		LIBOR-BBA minus	500 Energy Index
		30 bp

3,356,448	4/8/08	1 month USD-	Standard and	8,212
		LIBOR-BBA minus	Poor’s 500
		30 bp	Semiconductors
			and
			Semiconductors
			Equipment
			Industry Group
			Index

2,013,777	4/8/08	(1 month USD-	Standard & Poors	(61,016)
		LIBOR-BBA plus	500
		25 bp)	Pharmaceuticals,
			Biotechnology &
			Life Sciences
			Index

6,488,883	4/8/08	(1 month USD-	Standard & Poors	74,364
		LIBOR-BBA plus	500 Software &
		25 bp)	Services Index

4,922,651	4/8/08	(1 month USD-	Standard & Poors	(44,321)
		LIBOR-BBA plus	500 Insurance
		25 bp)	Index

12,082,865	4/8/08	(1 month USD-	Standard & Poors	294,615
		LIBOR-BBA plus	500 Capital
		25 bp)	Goods Index

6,041,171	4/8/08	(1 month USD-	Standard & Poors	12,479
		LIBOR-BBA plus	500 Technology
		25 bp)	Hardware &
			Equipment Index

3,691,912	4/8/08	(1 month USD-	Standard & Poors	(174,036)
		LIBOR-BBA plus	500 Automobiles
		25 bp)	& Components
			Index

12,082,721	4/8/08	1 month USD-	Standard & Poors	(173,260)
		LIBOR-BBA minus	500 Food
		30 bp	Beverage &
			Tobacco Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A. continued

$ 5,482,001		4/8/08	(1 month USD-	Standard & Poors	$ (37,157)
			LIBOR-BBA plus	500 Utilities
			25 bp)	Index

5,482,000		4/8/08	(1 month USD-	Standard & Poors	(30,754)
			LIBOR-BBA plus	500 Commercial
			25 bp)	Services &
Supplies Index

5,146,084		4/8/08	(1 month USD-	Standard & Poors	97,553
			LIBOR-BBA plus	500 Diversified
			25 bp)	Financials Index

4,634,700	(1)(E)(F)	8/1/08	Change in spread	The spread	(603,331)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

23,099,891		9/24/08	3 month USD-	Russell 2000	(229,032)
			LIBOR-BBA	Total Return
Index

1,828,000	(1)(F)	4/30/08	110 bp plus Banc	The spread	(127,101)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.
6,996,000	(2)(F)	8/1/08	(Beginning	The spread	(255,858)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

6,121,000	(2)(F)	9/1/08	(Beginning	The spread	(224,488)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

18,700,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(2,334,284)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$18,700,000	(2)(F)	4/1/08	(Beginning	The spread	$ 2,609,379
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

13,029,000	(1)(F)	4/1/08	Beginning	The spread	(1,842,887)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

9,550,000	(2)(F)	5/1/08	(Beginning	The spread	1,006,217
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

5,410,000	(2)(F)	5/1/08	(Beginning	The spread	558,972
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

2,710,000	(2)(F)	6/1/08	(20 bp plus	The spread	261,320
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

6,250,000	(2)(F)	6/2/08	(Beginning	The spread	602,106
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Lehman Brothers Special Financing, Inc. continued

$10,335,000	(2)(F)	6/1/08	(Beginning	The spread	$ 1,128,809
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

17,080,000	(2)(F)	7/2/08	(Beginning	The spread	1,903,686
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

3,500,000		4/1/08	(3,500,000)	100 bp plus	(298,693)
Lehman Brothers
U.S. High Yield
Index

1,449,337		5/1/08	(1 month USD-	Lehman Brothers	(133,508)
			LIBOR-BBA minus	U.S. High Yield
			0.50%)	Index

10,012,000	(2)(F)	7/1/08	(Beginning	The spread	(303,564)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

6,337,000	(1)	8/1/08	Lehman Brothers	The spread	(151,766)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 40 bp

6,337,000	(1)	8/1/08	Lehman Brothers	The spread	(148,544)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
plus 50 bp

15,998,000	(1)	8/1/08	Lehman Brothers	The spread	(435,998)
			SD CMBS AAA	return of Lehman
			8.5+ Index	Brothers SD CMBS
			multiplied by	AAA 8.5+ Index
the modified
duration factor
minus 25 bp

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Morgan Stanley Capital Services, Inc.

$ 4,760,000	(1)(E)(F)	4/30/08	Change in spread	The spread	$ (400,673)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
duration factor
minus 15 bp

Morgan Stanley Capital Services, Inc. continued

10,603,000	(1)(F)	5/2/08	10 bp plus Banc	The spread	(860,433)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
duration factor

6,250,000	(2)(F)	5/31/08	(Banc of America	The spread	414,519
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

7,000,000	(2)	4/1/08	(Beginning	The spread	773,497
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

16,241,000	(1)(E)(F)	8/1/08	Beginning	The spread	(556,319)
			of period nominal	return of Lehman
			spread of Lehman	Brothers Aaa
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

Total					$(2,733,402)

(E) See Note 1 to the financial statements regarding extended effective dates.

 (F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.

Abitibibowater Inc.,
6 1/2%, 6/15/13	$ —		$ 30,000		12/20/08	550 bp	$ (2,368)

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	—		3,260,000		2/20/09	(50 bp)	(4,238)

DJ ABX NA CMBX BBB Index	1,399		2,035,000		10/12/52	(134 bp)	815,358

DJ ABX NA HE AAA Index	146,633		1,275,066	(F)	7/25/45	18 bp	12,534

DJ CDX NA HY Series 9
Index	(17,634)		2,970,000		12/20/12	375 bp	(334,058)

DJ CDX NA HY Series 9
Index	74,646		1,866,150		12/20/12	375 bp	(124,174)

DJ CDX NA IG Series 8
Index	(4,338)		7,480,000		6/20/17	(60 bp)	457,222

DJ CDX NA IG Series 8
Index	(47,285)		12,985,000		6/20/17	(60 bp)	754,149

Financial Security
Assurance Inc.	—		105,000		12/20/12	95 bp	(6,380)

L-3 Communications
Corp. 7 5/8%, 6/15/12	—		65,000		6/20/11	(101 bp)	730

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—		565,000		3/20/12	(95 bp)	(2,727)

Nalco, Co.
7.75%,11/15/11	—		30,000		9/20/12	350 bp	(708)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	—		130,000		3/20/16	(100 bp)	2,360

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	—		35,000		12/20/08	725 bp	(2,343)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		30,000		12/20/08	800 bp	(1,854)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—		30,000		12/20/08	825 bp	(1,802)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	—		155,000		3/20/13	(43 bp)	4,127

CMS Energy Corp.,
6.875%, 12/15/15	—		470,000		6/20/12	57 bp	(20,417)

Conagra Foods Inc., 7%,
10/1/28	—		946,000		9/20/10	(27 bp)	4,304

DJ ABX NA HE AAA Index	250,599		2,376,938		7/25/45	18 bp	—

Freescale
Semiconductor, 8 7/8%,
12/15/14	—		80,000		9/20/12	495 bp	(12,879)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—		345,000		9/20/14	(105 bp)	(1,080)

Motorola, Inc., 6.5%,
9/1/25	—		175,000		3/20/13	(79 bp)	17,477

Sara Lee Corp., 6 1/8%,
11/1/32	—		300,000		9/20/11	(43 bp)	2,381

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	—	EUR	1,000,000		3/20/13	815 bp	(45,506)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Citibank, N.A. continued

Valero Energy Corp.,
9.5%, 2/1/13	$ —		$340,000		3/20/13	(69.5 bp)	$ 7,816

Yum! Brands Inc.,
8 7/8%, 4/15/11	—		270,000		3/20/13	(65 bp)	3,435

Credit Suisse International
DJ ABX NA HE AAA Index	296,833		1,970,828		7/25/45	18 bp	95,654

DJ CMB NA CMBX AA Index	(68,402)		306,000		10/12/52	(25 bp)	(22,746)

DJ CMB NA CMBX AAA Index	2,399,643		14,417,000		12/13/49	8 bp	953,088

DJ CMB NA CMBX AAA Index	3,589,315		22,912,000		2/17/51	35 bp	1,577,239

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—		50,000		6/20/17	297 bp	(6,172)

KB Home, 5 3/4%, 2/1/14	—		1,380,000		9/20/11	(425 bp)	15,226

Sprint Capital Corp,
8 3/8%, 3/15/12	—		790,000		6/20/12	(59 bp)	142,978

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	54,261		900,000		2/17/51	35 bp	(24,786)

DJ ABX NA HE AAA Index	117,431		1,145,668	(F)	7/25/45	18 bp	(3,059)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		7,290,000	(F)	12/20/12	(27.2 bp)	84,690

DJ CDX NA IG Series 9
Index 30-100% tranche	—		14,310,000		12/20/12	(65 bp)	(92,156)

DJ iTraxx Europe Series
8 Version 1	(115,108)	EUR	1,200,000		12/20/12	(375 bp)	(3,025)

DJ iTraxx Europe Series
9 Version 1	25,252	EUR	358,000		6/20/13	(650 bp)	9,070

DJ LCDX NA Series 9.1
Index 15-100% tranche	—		$ 1,075,000	(F)	12/20/12	61.56 bp	(32,827)

France Telecom, 7.25%,
1/28/13	—		390,000		6/20/16	70 bp	(11,866)

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	245,000		6/20/09	400 bp	—

Grohe Holding GmBh,
8 5/8%, 10/1/14	—	EUR	895,000		6/20/09	400 bp	(15,149)

iStar Financial, Inc.,
6%, 12/15/10	32,738		$ 485,000		3/20/09	500 bp	9,760

Korea Monetary STAB
Bond, 5%, 2/14/09	—		3,770,000		2/23/09	105 bp	9,381

Korea Monetary STAB
Bond, 5.15%, 2/12/10	—		3,770,000		2/19/10	115 bp	16,448

Nalco, Co. 7.75%,
11/15/11	—		25,000		12/20/12	363 bp	(539)

Taiwan T Bill	—		6,283,000		12/12/08	115 bp	8,588

Universal Corp., 5.2%,
10/15/13	—		710,000		3/20/15	(95 bp)	3,652

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Goldman Sachs International

Any one of the
underlying securities
in the basket of BB
CMBS securities	$ —	$ 1,678,000			(a)	2.461%	$ (421,218)

Cargill, Inc., 7 3/8%,
10/1/25	—		135,000		3/20/13	(93 bp)	(152)

DJ ABX HE A Index	362,525		541,000		1/25/38	369 bp	(96,992)

DJ ABX HE AAA Index	127,146		541,000		1/25/38	76 bp	(135,170)

DJ CDX NA CMBX AAA Index	17,922		490,000		3/15/49	7 bp	(21,481)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	12,330,000			12/20/10	429 bp	212,814

DJ CDX NA HY Series 9
Index 25-35% tranche	—	1,062,000			12/20/10	108.65 bp	(71,311)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	7,290,000			12/20/10	249 bp	(221,981)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	2,580,000			12/20/10	305 bp	(40,798)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	25,050,000			12/20/10	435 bp	534,016

DJ CDX NA IG Series 10
Index	(194,245)	26,320,000			6/20/13	155 bp	(55,216)

DJ CDX NA IG Series 8
Index	272,441	19,455,000			6/20/18	(150 bp)	49,162

DJ CDX NA IG Series 9
Index	656,932	33,100,000			12/20/12	60 bp	(586,304)

DJ CDX NA IG Series 9
Index	(107,656)	32,585,000			12/20/12	60 bp	(1,331,548)

DJ CDX NA IG Series 9
Index 30-100% tranche	—		7,290,000	(F)	12/20/12	(26.75 bp)	86,174

DJ CDX NA IG Series 9
Index 30-100% tranche	—		14,580,000	(F)	12/20/12	(28.5 bp)	160,817

DJ CDX NA IG Series 9
Index 30-100% tranche	—		25,050,000	(F)	12/20/12	(62.75 bp)	(118,292)

General Motors Corp.,
7 1/8%, 7/15/13	—		20,000		9/20/08	620 bp	(81)

General Motors Corp.,
7 1/8%, 7/15/13	—		90,000		9/20/08	620 bp	(365)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—		485,000		9/20/17	(67.8 bp)	61,350

Lighthouse
International Co, SA,
8%, 4/30/14	—	EUR	680,000		3/20/13	680 bp	(68,992)

Merrill Lynch & Co.,
5%, 1/15/15	—		$ 485,000		9/20/17	(59.8 bp)	58,229

Unity Media GmBh,
8 3/4%, 2/15/15	—	EUR	680,000		3/20/13	735 bp	59,244

Wind Acquisition
9 3/4%, 12/1/15	—	EUR	680,000		3/20/13	597 bp	31,439

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	$ —	EUR	680,000		3/20/13	795 bp	$ 31,944

DJ CDX NA HY Series 9
Index 25-35% tranche	—		$14,310,000		12/20/10	388.75 bp	128,525

DJ CDX NA HY Series 9
Index 25-35% tranche	—		1,089,000		12/20/10	105.5 bp	(74,018)

DJ CDX NA IG Series 8
Index	76,337		4,757,000		6/20/12	35 bp	(153,871)

DJ CDX NA IG Series 9
Index	—		840,000	(F)	12/20/12	(13.55 bp)	14,941

DJ CDX NA IG Series 9
Index	(55,104)		1,314,000		12/20/17	(80 bp)	1,665

DJ CDX NA IG Series 9
Index	(18,268)		900,000		12/20/17	(80 bp)	20,615

DJ CDX NA IG Series 9
Index 30-100% tranche	—		3,635,000	(F)	12/20/12	(5.8 bp)	77,392

DJ CMB NA CMBX AAA Index	244,396		2,048,000		2/17/51	35 bp	64,546

DJ CMB NA CMBX AAA Index	221,344		2,027,000		2/17/51	35 bp	43,338

DJ CMB NA CMBX AAA Index	795,810		6,358,000		12/13/49	8 bp	177,295

DJ iTraxx Europe
Crossover Series 8
Version 1	(363,442)	EUR	2,720,000		12/20/12	(375 bp)	(109,382)

Glencore Funding LLC,
6%, 4/15/14	—		$ 2,860,000		6/20/14	(148 bp)	82,902

iStar Financial, Inc.,
6%, 12/15/10	33,250		475,000		3/20/09	500 bp	10,746

Pulte Homes, Inc.,
5 1/4%,1/15/14	—		3,800,000		9/20/09	(621 bp)	(103,550)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—		35,000	(F)	3/20/13	685 bp	195

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	—		485,000		9/20/17	(77 bp)	27,011

CMS Energy Corp.,
6.875%, 12/15/15	—		120,000		6/20/12	62 bp	(4,983)

Community Health
Systems, 8 7/8%, 7/15/15	—		73,000		12/20/12	360 bp	(4,430)

Computer Sciences Corp,
5%, 2/15/13	—		2,625,000		3/20/18	(132 bp)	(28,306)

Diageo Capital Plc.,
7 1/4%, 11/1/09	—		1,240,000		3/20/12	(48 bp)	8,978

DJ ABX HE A Index	362,525		541,000		1/25/38	369 bp	(94,920)

DJ ABX HE A Index	376,690		542,000		1/25/38	369 bp	(81,601)

DJ ABX HE AAA Index	127,146		541,000		1/25/38	76 bp	(132,419)

DJ ABX HE AAA Index	151,760		542,000		1/25/38	76 bp	(108,400)

DJ CDX NA CMBX AA Index	(15,241)		481,000	(F)	3/15/49	(15 bp)	88,807

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued

DJ CDX NA HY Series 8
Index 35-60% tranche	$ —	$ 16,869,000		6/20/12	104 bp	$(1,598,130)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	4,300,000		12/20/10	104.5 bp	(293,396)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	4,300,000		12/20/10	90 bp	(309,686)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	7,290,000		12/20/10	266 bp	(189,637)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	14,580,000		12/20/10	295 bp	(268,661)

DJ CDX NA IG Series 10
Index	338,382	18,080,000		6/20/18	(150 bp)	130,131

DJ CDX NA IG Series 10
Index	131,710	8,706,000		6/20/18	(150 bp)	21,937

DJ CDX NA IG Series 8
Index 30-100% tranche	—	14,744,950		6/20/12	(3.125 bp)	292,515

DJ CDX NA IG Series 8
Index 30-100% tranche	—	12,064,050		6/20/12	(8 bp)	216,256

DJ CDX NA IG Series 9
Index	(306,727)	6,622,000		12/20/17	(80 bp)	(20,635)

DJ CMB NA CMBX AAA Index	900,113	7,609,000		2/17/51	35 bp	231,910

DJ LCDX NA Series 9.1
Index 15-100% tranche	—	1,075,000	(F)	12/20/12	59.3 bp	(33,467)

Domtar Corp., 7 1/8%,
8/15/15	—	110,000		12/20/11	(250 bp)	4,436

FirstEnergy Corp.,
7 3/8%, 11/15/31	—	2,535,000		12/20/11	(79 bp)	20,170

GMAC, LLC, 6 7/8%,
8/28/12	73,600	1,280,000		3/20/09	500 bp	(38,515)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—	485,000		9/20/17	(58 bp)	34,055

HCA inc., T/L Bank Loan	—	200,000		3/20/09	225 bp	(24)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	—	50,000		3/20/13	645 bp	(176)

Macy’s Retail Holdings,
Inc., 6 5/8%, 4/1/11	—	3,965,000		6/20/11	(195 bp)	50,276

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	485,000		9/20/17	(60.5 bp)	37,470

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	485,000		9/20/12	48 bp	(27,058)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	—	30,000		9/20/12	395 bp	(1,220)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	—	65,000		9/20/08	500 bp	(655)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	50,000		6/20/17	295 bp	(6,227)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/08 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.

Cargill, Inc., 7 3/8%,
10/1/25	$ —	$ 860,000	3/20/13	(90 bp)	$ 843

DJ ABX NA CMBX AAA Index	451,058	6,337,000	3/15/49	7 bp	(62,549)

DJ CDX NA IG Series 10
Index	188,480	9,674,500	6/20/18	(150 bp)	76,642

DJ CDX NA IG Series 10
Index	616,701	37,660,000	6/20/18	(150 bp)	184,489

DJ CDX NA IG Series 8
Index	130,417	8,470,000	6/20/12	35 bp	(279,475)

DJ CDX NA IG Series 8
Index	194,775	16,200,000	6/20/12	35 bp	(589,197)

DJ CDX NA IG Series 8
Index	—	7,450,000	6/20/17	(60 bp)	459,814

DJ CDX NA IG Series 9
Index 30-100% tranche	—	2,600,000	12/20/12	(29.5 bp)	26,642

DJ CMB NA CMBX AA Index	(87,156)	382,000	10/12/52	(25 bp)	(29,933)

DJ CMB NA CMBX AAA Index	1,859,055	15,497,500	12/13/49	8 bp	429,589

DJ CMB NA CMBX AAA Index	2,664,401	24,552,000	2/17/51	35 bp	508,304

DJ CMB NA CMBX AAA Index	338,736	2,770,000	2/17/51	35 bp	95,482

DJ CMB NA CMBX AAA Index	1,043,903	7,842,000	12/13/49	8 bp	256,043

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	50,000	6/20/12	225 bp	(3,486)

Jefferson Smurfit Corp,
7.5%, 6/1/13	—	35,000	9/20/12	445 bp	(2,489)

Nalco, Co. 7.75%,
11/15/11	—	30,000	9/20/12	330 bp	(938)

Nalco, Co. 7.75%,
11/15/11	—	45,000	3/20/13	460 bp	710

Universal Corp., 5.2%,
10/15/13	—	2,130,000	3/20/13	(89 bp)	2,052

Total					$1,525,384

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

The accompanying notes are an integral part of these financial statements.

215

Statement of assets and liabilities 3/31/08 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value, including $104,954,039 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $2,557,607,813)	$2,618,875,874
Affiliated issuers (identified cost $339,926,858) (Note 5)	339,926,858

Cash	1,419,131

Foreign currency (cost $3,112,029) (Note 1)	2,875,707

Dividends, interest and other receivables	9,048,068

Receivable for shares of the fund sold	4,243,609

Receivable for securities sold	9,506,809

Receivable for sales of delayed delivery securities (Note 1)	188,589,711

Receivable for open forward currency contracts (Note 1)	9,961,160

Receivable for closed forward currency contracts (Note 1)	3,958,733

Receivable for open swap contracts (Note 1)	407,677

Receivable for closed swap contracts (Note 1)	981,917

Premium paid on swap contracts (Note 1)	1,252,633

Unrealized appreciation on swap contracts (Note 1)	40,210,679

Total assets	3,231,258,566

LIABILITIES

Payable for variation margin (Note 1)	285,044

Payable for securities purchased	30,119,840

Payable for purchases of delayed delivery securities (Note 1)	399,003,053

Payable for shares of the fund repurchased	10,475,744

Payable for compensation of Manager (Notes 2 and 5)	3,053,291

Payable for investor servicing fees (Note 2)	479,523

Payable for custodian fees (Note 2)	78,685

Payable for Trustee compensation and expenses (Note 2)	198,307

Payable for administrative services (Note 2)	3,685

Payable for distribution fees (Note 2)	1,542,823

Payable for open forward currency contracts (Note 1)	18,223,173

Payable for closed forward currency contracts (Note 1)	4,236,752

Payable for closed swap contracts (Note 1)	1,004,482

Premium received on swap contracts (Note 1)	8,314,354

Unrealized depreciation on swap contracts (Note 1)	54,329,455

Written options outstanding, at value (premiums received $6,537,715) (Notes 1 and 3)	7,699,093

TBA sale commitments, at value (proceeds receivable $188,209,648) (Note 1)	188,419,346

Collateral on securities loaned, at value (Note 1)	108,011,486

Other accrued expenses	830,552

Total liabilities	836,308,688

Net assets	$2,394,949,878
(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,388,776,273

Distributions in excess of net investment income (Note 1)	(16,472,820)

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(15,542,836)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	38,189,261

Total — Representing net assets applicable to capital shares outstanding	$2,394,949,878

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,601,242,084 divided by 122,199,475 shares)	$13.10

Offering price per class A share
(100/94.25 of $13.10)*	$13.90

Net asset value and offering price per class B share
($351,530,517 divided by 27,332,143 shares)**	$12.86

Net asset value and offering price per class C share
($211,645,793 divided by 16,728,575 shares)**	$12.65

Net asset value and redemption price per class M share
($46,590,111 divided by 3,615,150 shares)	$12.89

Offering price per class M share
(100/96.50 of $12.89)*	$13.36

Net asset value, offering price and redemption price per class R share
($8,742,902 divided by 674,277 shares)	$12.97

Net asset value, offering price and redemption price per class Y share
($175,198,471 divided by 13,253,651 shares)	$13.22

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/08 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Dividends (net of foreign tax of $454,112)	$ 18,173,529

Interest (net of foreign tax of $501) (including interest income
of $5,564,844 from investments in affiliated issuers) (Note 5)	16,912,669

Securities lending	561,290

Total investment income	35,647,488

EXPENSES

Compensation of Manager (Note 2)	7,388,644

Investor servicing fees (Note 2)	3,182,006

Custodian fees (Note 2)	138,665

Trustee compensation and expenses (Note 2)	46,013

Administrative services (Note 2)	30,377

Distribution fees — Class A (Note 2)	2,138,589

Distribution fees — Class B (Note 2)	1,987,488

Distribution fees — Class C (Note 2)	1,158,189

Distribution fees — Class M (Note 2)	189,540

Distribution fees — Class R (Note 2)	20,390

Other	991,673

Non-recurring costs (Notes 2 and 8)	4,511

Costs assumed by Manager (Notes 2 and 8)	(4,511)

Fees waived and reimbursed by Manager (Notes 2 and 5)	(522,726)

Total expenses	16,748,848

Expense reduction (Note 2)	(248,802)

Net expenses	16,500,046

Net investment income	19,147,442

Net realized gain on investments (Notes 1 and 3)	25,509,759

Net realized gain on swap contracts (Note 1)	50,297,746

Net realized loss on futures contracts (Note 1)	(42,146,172)

Net realized loss on foreign currency transactions (Note 1)	(22,666,290)

Net realized loss on written options (Notes 1 and 3)	(585,562)

Net increase from payments by affiliates (Note 2)	86,524

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(6,836,656)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(348,523,989)

Net loss on investments	(344,864,640)

Net decrease in net assets resulting from operations	$(325,717,198)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	3/31/08*	9/30/07

Operations:
Net investment income	$ 19,147,442	$ 31,492,097

Net realized gain on investments
and foreign currency transactions	10,496,005	54,627,845

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(355,360,645)	203,978,506

Net increase (decrease) in net assets resulting from operations	(325,717,198)	290,098,448

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(17,385,838)	(7,447,050)

Class B	(833,765)	—

Class C	(833,494)	(38,086)

Class M	(297,284)	(47,209)

Class R	(53,355)	(29,365)

Class Y	(2,663,478)	(1,310,547)

Net realized short-term gain on investments

Class A	(599,512)	—

Class B	(143,753)	—

Class C	(85,050)	—

Class M	(18,580)	—

Class R	(2,668)	—

Class Y	(74,399)	—

From net realized long-term gain on investments

Class A	(17,625,642)	—

Class B	(4,226,324)	—

Class C	(2,500,482)	—

Class M	(546,258)	—

Class R	(78,432)	—

Class Y	(2,187,326)	—

Redemption fees (Note 1)	3,156	11,760

Increase from capital share transactions (Note 4)	57,865,380	563,286,369

Total increase (decrease) in net assets	(318,004,302)	844,524,320

NET ASSETS

Beginning of period	2,712,954,180	1,868,429,860

End of period (including distributions in excess of net investment
income of $16,472,820 and $13,553,048, respectively)	$2,394,949,878	$2,712,954,180

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2008**	$15.14	.12 (d)	(1.86)	(1.74)	(.15)	(.15)	(.30)	— (e)	$13.10	(11.68) *	$1,601,242	.56 *(d)	.82 *(d)	37.96 *
September 30, 2007	13.32	.22 (d)	1.68	1.90	(.08)	—	(.08)	— (e)	15.14	14.31	1,763,893	1.14 (d)	1.52 (d)	80.70
September 30, 2006	11.97	.19 (d,g)	1.26	1.45	(.10)	—	(.10)	— (e)	13.32	12.19 (g)	1,152,980	1.14 (d,g)	1.51 (d,g)	85.02
September 30, 2005	10.26	.15 (d,f)	1.69	1.84	(.13)	—	(.13)	— (e)	11.97	18.02	775,947	1.25 (d)	1.34 (d,f)	111.90
September 30, 2004	9.22	.11 (d)	1.13	1.24	(.20)	—	(.20)	— (e)	10.26	13.51	547,168	1.32 (d)	1.12 (d)	120.17
September 30, 2003	7.69	.13	1.64	1.77	(.24)	—	(.24)	—	9.22	23.41	629,578	1.35	1.54	126.07

CLASS B
March 31, 2008**	$14.80	.06 (d)	(1.82)	(1.76)	(.03)	(.15)	(.18)	— (e)	$12.86	(11.99) *	$351,531	.93 *(d)	.44 *(d)	37.96 *
September 30, 2007	13.05	.11 (d)	1.64	1.75	—	—	—	— (e)	14.80	13.41	432,178	1.89 (d)	.76 (d)	80.70
September 30, 2006	11.73	.09 (d,g)	1.24	1.33	(.01)	—	(.01)	— (e)	13.05	11.37 (g)	363,651	1.89 (d,g)	.75 (d,g)	85.02
September 30, 2005	10.06	.06 (d,f)	1.67	1.73	(.06)	—	(.06)	— (e)	11.73	17.22	315,199	2.00 (d)	.59 (d,f)	111.90
September 30, 2004	9.06	.04 (d)	1.09	1.13	(.13)	—	(.13)	— (e)	10.06	12.55	261,591	2.07 (d)	.37 (d)	120.17
September 30, 2003	7.54	.06	1.62	1.68	(.16)	—	(.16)	—	9.06	22.57	236,650	2.10	.78	126.07

CLASS C
March 31, 2008**	$14.58	.06 (d)	(1.79)	(1.73)	(.05)	(.15)	(.20)	— (e)	$12.65	(11.98) *	$211,646	.93 *(d)	.44 *(d)	37.96 *
September 30, 2007	12.86	.11 (d)	1.61	1.72	— (e)	—	— (e)	— (e)	14.58	13.40	241,464	1.89 (d)	.77 (d)	80.70
September 30, 2006	11.57	.09 (d,g)	1.22	1.31	(.02)	—	(.02)	— (e)	12.86	11.38 (g)	150,255	1.89 (d,g)	.76 (d,g)	85.02
September 30, 2005	9.92	.06 (d,f)	1.64	1.70	(.05)	—	(.05)	— (e)	11.57	17.21	96,350	2.00 (d)	.59 (d,f)	111.90
September 30, 2004	8.93	.04 (d)	1.08	1.12	(.13)	—	(.13)	— (e)	9.92	12.57	73,936	2.07 (d)	.37 (d)	120.17
September 30, 2003	7.44	.06	1.59	1.65	(.16)	—	(.16)	—	8.93	22.47	76,075	2.10	.78	126.07

CLASS M
March 31, 2008**	$14.86	.08 (d)	(1.82)	(1.74)	(.08)	(.15)	(.23)	— (e)	$12.89	(11.83) *	$46,590	.81 *(d)	.57 *(d)	37.96 *
September 30, 2007	13.09	.14 (d)	1.65	1.79	(.02)	—	(.02)	— (e)	14.86	13.65	50,657	1.64 (d)	1.00 (d)	80.70
September 30, 2006	11.77	.12 (d,g)	1.24	1.36	(.04)	—	(.04)	— (e)	13.09	11.60 (g)	40,409	1.64 (d,g)	1.00 (d,g)	85.02
September 30, 2005	10.09	.09 (d,f)	1.67	1.76	(.08)	—	(.08)	— (e)	11.77	17.48	34,029	1.75 (d)	.84 (d,f)	111.90
September 30, 2004	9.07	.06 (d)	1.11	1.17	(.15)	—	(.15)	— (e)	10.09	12.97	29,373	1.82 (d)	.62 (d)	120.17
September 30, 2003	7.56	.08	1.61	1.69	(.18)	—	(.18)	—	9.07	22.70	32,490	1.85	1.02	126.07

CLASS R
March 31, 2008**	$14.96	.10 (d)	(1.84)	(1.74)	(.10)	(.15)	(.25)	— (e)	$12.97	(11.77) *	$8,743	.68 *(d)	.71 *(d)	37.96 *
September 30, 2007	13.18	.18 (d)	1.66	1.84	(.06)	—	(.06)	— (e)	14.96	14.00	7,447	1.39 (d)	1.28 (d)	80.70
September 30, 2006	11.87	.17 (d,g)	1.23	1.40	(.09)	—	(.09)	— (e)	13.18	11.85 (g)	6,258	1.39 (d,g)	1.31 (d,g)	85.02
September 30, 2005	10.21	.12 (d,f)	1.68	1.80	(.14)	—	(.14)	— (e)	11.87	17.80	1,285	1.50 (d)	1.10 (d,f)	111.90
September 30, 2004	9.21	.09 (d)	1.11	1.20	(.20)	—	(.20)	— (e)	10.21	13.15	32	1.57 (d)	.87 (d)	120.17
September 30, 2003†	8.08	.07	1.06	1.13	—	—	—	—	9.21	13.99 *	1	1.11 *	.89 *	126.07

CLASS Y
March 31, 2008**	$15.28	.13 (d)	(1.86)	(1.73)	(.18)	(.15)	(.33)	— (e)	$13.22	(11.50) *	$175,198	.43 *(d)	.94 *(d)	37.96 *
September 30, 2007	13.44	.26 (d)	1.69	1.95	(.11)	—	(.11)	— (e)	15.28	14.55	217,314	.89 (d)	1.75 (d)	80.70
September 30, 2006	12.08	.22 (d,g)	1.27	1.49	(.13)	—	(.13)	— (e)	13.44	12.40 (g)	154,877	.89 (d,g)	1.73 (d,g)	85.02
September 30, 2005	10.35	.18 (d,f)	1.70	1.88	(.15)	—	(.15)	— (e)	12.08	18.35	301,901	1.00 (d)	1.58 (d,f)	111.90
September 30, 2004	9.30	.14 (d)	1.13	1.27	(.22)	—	(.22)	— (e)	10.35	13.79	432,322	1.07 (d)	1.37 (d)	120.17
September 30, 2003	7.76	.15	1.65	1.80	(.26)	—	(.26)	—	9.30	23.70	420,617	1.10	1.79	126.07

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

220	221

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

March 31, 2008	0.02%

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.07% of average net assets for the period ended September 30, 2006.

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/08 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value, including $84,531,707 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $3,023,409,156)	$3,097,600,558
Affiliated issuers (identified cost $214,962,459) (Note 5)	214,962,459

Cash	5,010,833

Foreign currency (cost $4,455,372) (Note 1)	5,560,434

Dividends, interest and other receivables	11,365,382

Receivable for shares of the fund sold	5,774,619

Receivable for securities sold	7,229,236

Receivable for sales of delayed delivery securities (Note 1)	471,563,521

Receivable from Manager (Note 2)	82,483

Receivable for open forward currency contracts (Note 1)	8,330,949

Receivable for closed forward currency contracts (Note 1)	3,381,390

Receivable for open swap contracts (Note 1)	1,834,516

Receivable for closed swap contracts (Note 1)	5,581,715

Premium paid on swap contracts (Note 1)	1,576,733

Unrealized appreciation on swap contracts (Note 1)	102,168,477

Total assets	3,942,023,305

LIABILITIES

Payable for variation margin (Note 1)	3,925,975

Payable for securities purchased	33,472,234

Payable for purchases of delayed delivery securities
(Notes 1, 6 and 7)	1,032,166,232

Payable for shares of the fund repurchased	9,957,898

Payable for compensation of Manager (Notes 2 and 5)	3,085,019

Payable for investor servicing fees (Note 2)	327,512

Payable for Trustee compensation and expenses (Note 2)	217,949

Payable for administrative services (Note 2)	3,363

Payable for distribution fees (Note 2)	1,280,604

Payable for open forward currency contracts (Note 1)	14,499,006

Payable for closed forward currency contracts (Note 1)	3,887,746

Payable for closed swap contracts (Note 1)	2,229,370

Premium received on swap contracts (Note 1)	21,571,777

Unrealized depreciation on swap contracts (Note 1)	142,541,785

Written options outstanding, at value (premiums received $24,425,920) (Notes 1 and 3)	34,070,636

TBA sale commitments, at value (proceeds receivable $470,626,250) (Note 1)	471,170,288

Collateral on securities loaned, at value (Note 1)	87,029,799

Other accrued expenses	528,480

Total liabilities	1,861,965,673

Net assets	$2,080,057,632

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,117,894,094

Distributions in excess of net investment income (Note 1)	(14,538,155)

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(43,010,187)

Net unrealized appreciation of investments
and assets and liabilities in foreign currencies	19,711,880

Total — Representing net assets applicable to capital shares outstanding	$2,080,057,632

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,418,863,039 divided by 123,399,091 shares)	$11.50

Offering price per class A share
(100/94.25 of $11.50)*	$12.20

Net asset value and offering price per class B share
($253,183,014 divided by 22,150,704 shares)**	$11.43

Net asset value and offering price per class C share
($145,636,432 divided by 12,883,571 shares)**	$11.30

Net asset value and redemption price per class M share
($34,534,050 divided by 3,007,940 shares)	$11.48

Offering price per class M share
(100/96.50 of $11.48)*	$11.90

Net asset value, offering price and redemption price per class R share
($5,388,685 divided by 470,566 shares)	$11.45

Net asset value, offering price and redemption price per class Y share
($222,452,412 divided by 19,318,689 shares)	$11.51

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/08 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $401)(including interest income
of $3,903,844 from investments in affiliated issuers) (Note 5)	$ 28,919,294

Dividends (net of foreign tax of $197,152)	12,793,194

Securities lending	433,977

Total investment income	42,146,465

EXPENSES

Compensation of Manager (Note 2)	6,515,441

Investor servicing fees (Note 2)	2,150,742

Custodian fees (Note 2)	80,821

Trustee compensation and expenses (Note 2)	41,341

Administrative services (Note 2)	30,809

Distribution fees — Class A (Note 2)	1,916,192

Distribution fees — Class B (Note 2)	1,423,131

Distribution fees — Class C (Note 2)	783,237

Distribution fees — Class M (Note 2)	138,710

Distribution fees — Class R (Note 2)	12,920

Other	630,596

Non-recurring costs (Notes 2 and 8)	3,973

Costs assumed by Manager (Notes 2 and 8)	(3,973)

Fees waived and reimbursed by Manager (Note 5)	(76,039)

Total expenses	13,647,901

Expense reduction (Note 2)	(201,336)

Net expenses	13,446,565

Net investment income	28,699,900

Net realized gain on investments (Notes 1 and 3)	29,148,269

Net realized gain on swap contracts (Note 1)	44,775,042

Net realized loss on futures contracts (Note 1)	(17,521,917)

Net realized loss on foreign currency transactions (Note 1)	(20,381,650)

Net realized gain on written options (Notes 1 and 3)	4,359,996

Net increase from payments by affiliates (Note 2)	192,828

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(4,079,998)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(276,284,563)

Net loss on investments	(239,791,993)

Net decrease in net assets resulting from operations	$(211,092,093)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	3/31/08*	9/30/07

Operations:
Net investment income	$ 28,699,900	$ 45,759,692

Net realized gain on investments
and foreign currency transactions	40,572,568	15,263,040

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(280,364,561)	129,369,315

Net increase (decrease) in net assets resulting from operations	(211,092,093)	190,392,047

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(13,916,801)	(27,387,020)

Class B	(1,488,484)	(3,358,713)

Class C	(873,055)	(1,630,697)

Class M	(251,654)	(477,984)

Class R	(42,283)	(132,749)

Class Y	(2,650,499)	(4,068,344)

Redemption fees (Note 1)	2,477	6,913

Increase (decrease) from capital share transactions (Note 4)	(65,013,528)	228,829,194

Total increase (decrease) in net assets	(295,325,920)	382,172,647

NET ASSETS

Beginning of period	2,375,383,552	1,993,210,905

End of period (including distributions in excess of net investment
income of $14,538,155 and $24,015,279, respectively)	$2,080,057,632	$2,375,383,552

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
			Net						Total			Ratio of net
	Net asset		realized and	Total	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a)	investments	operations	income	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2008**	$12.74	.16 (d)	(1.29)	(1.13)	(.11)	(.11)	— (e)	$11.50	(8.88) *	$1,418,863	.54 *(d)	1.33 *(d)	46.13 *
September 30, 2007	11.86	.27 (d)	.83	1.10	(.22)	(.22)	— (e)	12.74	9.36	1,619,706	1.06 (d)	2.19 (d)	106.89
September 30, 2006	11.04	.23 (d,g)	.82	1.05	(.23)	(.23)	— (e)	11.86	9.64 (g)	1,329,409	1.00 (d,g)	2.04 (d,g)	90.03
September 30, 2005	9.94	.18 (d,f)	1.05	1.23	(.13)	(.13)	— (e)	11.04	12.40	1,077,903	1.12 (d)	1.72 (d,f)	144.41
September 30, 2004	9.26	.13 (d)	.79	.92	(.24)	(.24)	— (e)	9.94	10.05	911,128	1.21 (d)	1.36 (d)	159.30
September 30, 2003	8.10	.14	1.25	1.39	(.23)	(.23)	—	9.26	17.40	1,156,736	1.20	1.62	145.04

CLASS B
March 31, 2008**	$12.66	.12 (d)	(1.28)	(1.16)	(.07)	(.07)	— (e)	$11.43	(9.22) *	$253,183	.92 *(d)	.95 *(d)	46.13 *
September 30, 2007	11.78	.18 (d)	.83	1.01	(.13)	(.13)	— (e)	12.66	8.58	311,754	1.81 (d)	1.43 (d)	106.89
September 30, 2006	10.96	.14 (d,g)	.83	.97	(.15)	(.15)	— (e)	11.78	8.88 (g)	324,825	1.75 (d,g)	1.28 (d,g)	90.03
September 30, 2005	9.87	.10 (d,f)	1.04	1.14	(.05)	(.05)	— (e)	10.96	11.54	340,442	1.87 (d)	.97 (d,f)	144.41
September 30, 2004	9.20	.06 (d)	.78	.84	(.17)	(.17)	— (e)	9.87	9.20	327,229	1.96 (d)	.61 (d)	159.30
September 30, 2003	8.05	.08	1.23	1.31	(.16)	(.16)	—	9.20	16.52	310,616	1.95	.87	145.04

CLASS C
March 31, 2008**	$12.53	.12 (d)	(1.28)	(1.16)	(.07)	(.07)	— (e)	$11.30	(9.30) *	$145,636	.92 *(d)	.96 *(d)	46.13 *
September 30, 2007	11.66	.18 (d)	.82	1.00	(.13)	(.13)	— (e)	12.53	8.64	162,251	1.81 (d)	1.43 (d)	106.89
September 30, 2006	10.87	.14 (d,g)	.80	.94	(.15)	(.15)	— (e)	11.66	8.72 (g)	128,541	1.75 (d,g)	1.29 (d,g)	90.03
September 30, 2005	9.79	.10 (d,f)	1.03	1.13	(.05)	(.05)	— (e)	10.87	11.58	101,610	1.87 (d)	.97 (d,f)	144.41
September 30, 2004	9.13	.06 (d)	.77	.83	(.17)	(.17)	— (e)	9.79	9.15	83,403	1.96 (d)	.61 (d)	159.30
September 30, 2003	7.99	.07	1.23	1.30	(.16)	(.16)	—	9.13	16.52	87,992	1.95	.87	145.04

CLASS M
March 31, 2008**	$12.72	.13 (d)	(1.29)	(1.16)	(.08)	(.08)	— (e)	$11.48	(9.12) *	$34,534	.79 *(d)	1.09 *(d)	46.13 *
September 30, 2007	11.84	.21 (d)	.83	1.04	(.16)	(.16)	— (e)	12.72	8.83	38,124	1.56 (d)	1.68 (d)	106.89
September 30, 2006	11.02	.17 (d,g)	.82	.99	(.17)	(.17)	— (e)	11.84	9.11 (g)	34,730	1.50 (d,g)	1.54 (d,g)	90.03
September 30, 2005	9.92	.13 (d,f)	1.05	1.18	(.08)	(.08)	— (e)	11.02	11.87	32,605	1.62 (d)	1.22 (d,f)	144.41
September 30, 2004	9.24	.08 (d)	.79	.87	(.19)	(.19)	— (e)	9.92	9.49	31,184	1.71 (d)	.86 (d)	159.30
September 30, 2003	8.08	.09	1.25	1.34	(.18)	(.18)	—	9.24	16.85	39,902	1.70	1.11	145.04

CLASS R
March 31, 2008**	$12.69	.15 (d)	(1.29)	(1.14)	(.10)	(.10)	— (e)	$11.45	(9.02) *	$5,389	.67 *(d)	1.22 *(d)	46.13 *
September 30, 2007	11.79	.24 (d)	.83	1.07	(.17)	(.17)	— (e)	12.69	9.13	5,151	1.31 (d)	1.95 (d)	106.89
September 30, 2006	10.99	.22 (d,g)	.79	1.01	(.21)	(.21)	— (e)	11.79	9.25 (g)	9,385	1.25 (d,g)	1.87 (d,g)	90.03
September 30, 2005	9.91	.16 (d,f)	1.03	1.19	(.11)	(.11)	— (e)	10.99	12.06	1,210	1.37 (d)	1.49 (d,f)	144.41
September 30, 2004	9.25	.12 (d)	.77	.89	(.23)	(.23)	— (e)	9.91	9.73	44	1.46 (d)	1.11 (d)	159.30
September 30, 2003†	8.50	.08	.76	.84	(.09)	(.09)	—	9.25	10.00 *	1	1.00 *	.95 *	145.04

CLASS Y
March 31, 2008**	$12.76	.18 (d)	(1.30)	(1.12)	(.13)	(.13)	— (e)	$11.51	(8.82) *	$222,452	.42 *(d)	1.48 *(d)	46.13 *
September 30, 2007	11.88	.30 (d)	.84	1.14	(.26)	(.26)	— (e)	12.76	9.61	238,397	.81 (d)	2.43 (d)	106.89
September 30, 2006	11.06	.26 (d,g)	.82	1.08	(.26)	(.26)	— (e)	11.88	9.89 (g)	166,321	.75 (d,g)	2.28 (d,g)	90.03
September 30, 2005	9.95	.21 (d,f)	1.06	1.27	(.16)	(.16)	— (e)	11.06	12.77	354,455	.87 (d)	1.97 (d,f)	144.41
September 30, 2004	9.27	.16 (d)	.79	.95	(.27)	(.27)	— (e)	9.95	10.32	439,865	.96 (d)	1.61 (d)	159.30
September 30, 2003	8.11	.16	1.25	1.41	(.25)	(.25)	—	9.27	17.67	564,799.95		1.87	145.04

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

228	229

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

March 31, 2008	<0.01%

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.08% of average net assets for the period ended September 30, 2006.

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/08 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value, including $11,943,891 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,804,807,547)	$1,841,783,179
Affiliated issuers (identified cost $251,678,756) (Note 5)	251,678,756

Cash	2,163,511

Foreign currency (cost $581,934) (Note 1)	694,758

Dividends, interest and other receivables	4,462,328

Receivable for shares of the fund sold	1,576,518

Receivable for securities sold	2,871,768

Receivable for sales of delayed delivery securities (Note 1)	400,505,051

Receivable from Manager (Note 2)	160,804

Receivable for open forward currency contracts (Note 1)	1,995,540

Receivable for closed forward currency contracts (Note 1)	850,240

Receivable for open swap contracts (Note 1)	1,653,945

Receivable for closed swap contracts (Note 1)	5,562,529

Premium paid on swap contracts (Note 1)	1,401,876

Unrealized appreciation on swap contracts (Note 1)	65,863,498

Total assets	2,583,224,301

LIABILITIES

Payable for variation margin (Note 1)	1,584,107

Payable for securities purchased	19,625,638

Payable for purchases of delayed delivery securities (Notes 1, 6 and 7)	879,152,948

Payable for shares of the fund repurchased	3,579,885

Payable for compensation of Manager (Notes 2 and 5)	1,730,323

Payable for investor servicing fees (Note 2)	177,106

Payable for Trustee compensation and expenses (Note 2)	116,238

Payable for administrative services (Note 2)	2,304

Payable for distribution fees (Note 2)	424,441

Payable for open forward currency contracts (Note 1)	3,901,790

Payable for closed forward currency contracts (Note 1)	962,141

Payable for closed swap contracts (Note 1)	2,481,475

Premium received on swap contracts (Note 1)	19,944,204

Unrealized depreciation on swap contracts (Note 1)	110,912,163

Written options outstanding, at value (premiums received $19,584,247) (Notes 1 and 3)	29,295,467

TBA sales commitments, at value (proceeds receivable $399,706,524) (Note 1)	400,168,932

Collateral on securities loaned, at value (Note 1)	12,296,081

Other accrued expenses	215,213

Total liabilities	1,486,570,456

Net assets	$1,096,653,845

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,133,840,226

Undistributed net investment income (Note 1)	783,469

Accumulated net realized loss on investments
and foreign currency transactions (Note 1)	(20,056,699)

Net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(17,913,151)

Total — Representing net assets applicable to capital shares outstanding	$1,096,653,845

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($492,682,916 divided by 52,833,922 shares)	$9.33

Offering price per class A share
(100/94.25 of $9.33)*	$9.90

Net asset value and offering price per class B share
($64,549,395 divided by 6,986,183 shares)**	$9.24

Net asset value and offering price per class C share
($55,584,189 divided by 6,009,783 shares)**	$9.25

Net asset value and redemption price per class M share
($11,864,461 divided by 1,284,711 shares)	$9.24

Offering price per class M share
(100/96.50 of $9.24)*	$9.58

Net asset value, offering price and redemption price per class R share
($1,293,846 divided by 137,207 shares)	$9.43

Net asset value, offering price and redemption price per class Y share
($470,679,038 divided by 50,553,209 shares)	$9.31

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/08 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $272) (including interest income
of $3,330,846 from investments in affiliated issuers) (Note 5)	$ 23,627,336

Dividends (net of foreign tax of $56,754)	3,851,851

Securities lending	67,235

Total investment income	27,546,422

EXPENSES

Compensation of Manager (Note 2)	3,562,078

Investor servicing fees (Note 2)	1,105,737

Custodian fees (Note 2)	57,089

Trustee compensation and expenses (Note 2)	26,438

Administrative services (Note 2)	20,834

Distribution fees — Class A (Note 2)	626,763

Distribution fees — Class B (Note 2)	344,719

Distribution fees — Class C (Note 2)	285,409

Distribution fees — Class M (Note 2)	45,143

Distribution fees — Class R (Note 2)	3,234

Other	272,152

Non-recurring costs (Notes 2 and 8)	1,853

Costs assumed by Manager (Notes 2 and 8)	(1,853)

Fees waived and reimbursed by Manager (Note 5)	(65,059)

Total expenses	6,284,537

Expense reduction (Note 2)	(148,224)

Net expenses	6,136,313

Net investment income	21,410,109

Net realized gain on investments (Notes 1 and 3)	12,292,946

Net realized gain on swap contracts (Note 1)	12,507,424

Net realized gain on futures contracts (Note 1)	12,850,000

Net realized loss on foreign currency transactions (Note 1)	(5,194,589)

Net realized gain on written options (Notes 1 and 3)	2,962,939

Net increase from payments by affiliates (Note 2)	268,429

Net unrealized depreciation of assets and liabilities
in foreign currencies during the period	(1,242,329)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(98,587,477)

Net loss on investments	(64,142,657)

Net decrease in net assets resulting from operations	$(42,732,548)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

INCREASE (DECREASE) IN NET ASSETS
	Six months ended	Year ended
	3/31/08*	9/30/07

Operations:
Net investment income	$ 21,410,109	$ 32,037,702

Net realized gain (loss) on investments
and foreign currency transactions	35,687,149	(882,784)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(99,829,806)	26,339,439

Net increase (decrease) in net assets resulting from operations	(42,732,548)	57,494,357

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class A	(7,787,057)	(13,942,663)

Class B	(827,110)	(1,876,948)

Class C	(679,049)	(1,174,564)

Class M	(158,560)	(309,260)

Class R	(18,456)	(32,017)

Class Y	(7,972,936)	(13,945,501)

Redemption fees (Note 1)	4,110	5,593

Increase from capital share transactions (Note 4)	56,799,544	122,462,025

Total increase (decrease) in net assets	(3,372,062)	148,681,022

NET ASSETS

Beginning of period	1,100,025,907	951,344,885

End of period (including undistributed net investment income of $783,469 and distributions in excess of net investment
income of $3,183,472, respectively)	$1,096,653,845	$1,100,025,907

* Unaudited

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
			Net						Total			Ratio of net
	Net asset		realized and	Total	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a)	investments	operations	income	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)(h)

CLASS A
March 31, 2008**	$9.84	.18 (d)	(.54)	(.36)	(.15)	(.15)	— (e)	$9.33	(3.69) *	$492,683	.57 *(d)	1.92 *(d)	60.60 *
September 30, 2007	9.59	.30 (d)	.25	.55	(.30)	(.30)	— (e)	9.84	5.76	492,125	1.15 (d)	3.09 (d)	150.59
September 30, 2006	9.33	.28 (d,g)	.31	.59	(.33)	(.33)	— (e)	9.59	6.46 (g)	414,952	1.06 (d,g)	2.95 (d,g)	133.41
September 30, 2005	8.84	.21 (d,f)	.48	.69	(.20)	(.20)	— (e)	9.33	7.92	378,616	1.20 (d)	2.28 (d,f)	209.05
September 30, 2004	8.65	.15 (d)	.37	.52	(.33)	(.33)	— (e)	8.84	6.11	590,441	1.39 (d)	1.66 (d)	258.72
September 30, 2003	7.94	.21	.93	1.14	(.43)	(.43)	—	8.65	14.88	680,678	1.39	2.55	200.28

CLASS B
March 31, 2008**	$9.75	.15 (d)	(.54)	(.39)	(.12)	(.12)	— (e)	$9.24	(4.08) *	$64,549	.95 *(d)	1.53 *(d)	60.60 *
September 30, 2007	9.50	.23 (d)	.24	.47	(.22)	(.22)	— (e)	9.75	5.00	73,813	1.90 (d)	2.36 (d)	150.59
September 30, 2006	9.25	.20 (d,g)	.31	.51	(.26)	(.26)	— (e)	9.50	5.61 (g)	89,287	1.81 (d,g)	2.21 (d,g)	133.41
September 30, 2005	8.78	.14 (d,f)	.47	.61	(.14)	(.14)	— (e)	9.25	6.94	109,941	1.95 (d)	1.56 (d,f)	209.05
September 30, 2004	8.60	.08 (d)	.37	.45	(.27)	(.27)	— (e)	8.78	5.23	120,168	2.14 (d)	.92 (d)	258.72
September 30, 2003	7.89	.15	.93	1.08	(.37)	(.37)	—	8.60	14.14	127,586	2.14	1.80	200.28

CLASS C
March 31, 2008**	$9.76	.15 (d)	(.55)	(.40)	(.11)	(.11)	— (e)	$9.25	(4.09) *	$55,584	.95 *(d)	1.54 *(d)	60.60 *
September 30, 2007	9.49	.23 (d)	.26	.49	(.22)	(.22)	— (e)	9.76	5.21	56,647	1.90 (d)	2.34 (d)	150.59
September 30, 2006	9.24	.20 (d,g)	.31	.51	(.26)	(.26)	— (e)	9.49	5.64 (g)	46,990	1.81 (d,g)	2.20 (d,g)	133.41
September 30, 2005	8.76	.14 (d,f)	.48	.62	(.14)	(.14)	— (e)	9.24	7.08	38,901	1.95 (d)	1.56 (d,f)	209.05
September 30, 2004	8.58	.08 (d)	.37	.45	(.27)	(.27)	— (e)	8.76	5.24	35,850	2.14 (d)	.92 (d)	258.72
September 30, 2003	7.88	.15	.92	1.07	(.37)	(.37)	—	8.58	13.99	38,868	2.14	1.81	200.28

CLASS M
March 31, 2008**	$9.75	.16 (d)	(.54)	(.38)	(.13)	(.13)	— (e)	$9.24	(3.97) *	$11,864	.82 *(d)	1.66 *(d)	60.60 *
September 30, 2007	9.50	.25 (d)	.25	.50	(.25)	(.25)	— (e)	9.75	5.27	12,409	1.65 (d)	2.59 (d)	150.59
September 30, 2006	9.25	.23 (d,g)	.30	.53	(.28)	(.28)	— (e)	9.50	5.86 (g)	11,794	1.56 (d,g)	2.45 (d,g)	133.41
September 30, 2005	8.77	.16 (d,f)	.48	.64	(.16)	(.16)	— (e)	9.25	7.32	12,913	1.70 (d)	1.81 (d,f)	209.05
September 30, 2004	8.59	.10 (d)	.37	.47	(.29)	(.29)	— (e)	8.77	5.51	12,728	1.89 (d)	1.17 (d)	258.72
September 30, 2003	7.90	.16	.92	1.08	(.39)	(.39)	—	8.59	14.10	16,114	1.89	2.09	200.28

CLASS R
March 31, 2008**	$9.95	.17 (d)	(.55)	(.38)	(.14)	(.14)	— (e)	$9.43	(3.87) *	$1,294	.70 *(d)	1.79 *(d)	60.60 *
September 30, 2007	9.67	.28 (d)	.27	.55	(.27)	(.27)	— (e)	9.95	5.77	1,251	1.40 (d)	2.84 (d)	150.59
September 30, 2006	9.38	.26 (d,g)	.34	.60	(.31)	(.31)	— (e)	9.67	6.49 (g)	927	1.31 (d,g)	2.70 (d,g)	133.41
September 30, 2005	8.86	.19 (d,f)	.51	.70	(.18)	(.18)	— (e)	9.38	7.98	428	1.45 (d)	2.10 (d,f)	209.05
September 30, 2004	8.65	.13 (d)	.39	.52	(.31)	(.31)	— (e)	8.86	6.10	102	1.64 (d)	1.41 (d)	258.72
September 30, 2003†	8.01	.13	.66	.79	(.15)	(.15)	—	8.65	9.91 *	1	1.13 *	1.60 *	200.28

CLASS Y
March 31, 2008**	$9.83	.20 (d)	(.56)	(.36)	(.16)	(.16)	— (e)	$9.31	(3.68) *	$470,679	.45 *(d)	2.04 *(d)	60.60 *
September 30, 2007	9.57	.33 (d)	.25	.58	(.32)	(.32)	— (e)	9.83	6.14	463,781	.90 (d)	3.34 (d)	150.59
September 30, 2006	9.31	.30 (d,g)	.31	.61	(.35)	(.35)	— (e)	9.57	6.75 (g)	387,395	.81 (d,g)	3.20 (d,g)	133.41
September 30, 2005	8.83	.24 (d,f)	.47	.71	(.23)	(.23)	— (e)	9.31	8.11	377,247	.95 (d)	2.62 (d,f)	209.05
September 30, 2004	8.64	.17 (d)	.38	.55	(.36)	(.36)	— (e)	8.83	6.40	89,925	1.14 (d)	1.87 (d)	258.72
September 30, 2003	7.94	.23	.92	1.15	(.45)	(.45)	—	8.64	15.08	169,684	1.14	2.83	200.28

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

236	237

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period January 21, 2003 (commencement of operations) to September 30, 2003.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

(d) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

March 31, 2008	0.01%

September 30, 2007	0.01

September 30, 2006	0.03

September 30, 2005	0.08

September 30, 2004	0.01

(e) Amount represents less than $0.01 per share.

(f) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

Percentage
of average
	Per share	net assets

Class A	<$0.01	<0.01%

Class B	<0.01	<0.01

Class C	<0.01	<0.01

Class M	<0.01	<0.01

Class R	<0.01	<0.01

Class Y	<0.01	<0.01

(g) Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.10% of average net assets for the period ended September 30, 2006.

(h) Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/08 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the“trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the“funds”), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds expect the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam

Management”), the funds’ manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the“SEC”), each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios.

H) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios.

I) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

J) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

K) Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds’ portfolios.

L) TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2008, the value of securities loaned amounted to $104,954,039, $84,531,707 and $11,943,891 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). The funds received cash collateral of $108,011,486, $87,029,799 and $12,296,081 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other Putnam funds into 57 issues (Growth Portfolio and Conservative Portfolio) and 55 issues (Balanced Portfolio) of short-term investments.

P) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2007, Balanced Portfolio and Conservative Portfolio had capital loss carryovers of $73,296,521 and $54,515,023, respectively, available to the extent allowed by the Code to offset future net capital gain, if any. These capital loss carryovers will expire on September 30, 2011.

The tax basis components of the federal tax cost as of period end were as follows:

	Cost	Appreciation

Growth Portfolio	$2,905,005,691	$268,876,740

Balanced Portfolio	3,245,068,852	245,611,539

Conservative
Portfolio	2,059,046,307	105,793,962

		Net
	Depreciation	Appreciation

Growth Portfolio	$215,079,699	$53,797,041

Balanced Portfolio	178,117,374	67,494,165

Conservative
Portfolio	71,378,334	34,415,628

Pursuant to federal income tax regulations applicable to regulated investment companies, the funds have elected to defer to their fiscal year ending September 30, 2008 $5,521,754, $12,611,088 and $2,304,924 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of losses recognized during the period November 1, 2006 to September 30, 2007.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of each fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through June 30, 2009 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper, Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has further agreed to waive fees and reimburse expenses of the Growth Portfolio for the period from July 1, 2007 through June 30, 2008 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper, Inc. based on the size of the fund. The expense reimbursement is based on a comparison of the fund’s total expenses with the average operating expenses of the funds in this Lipper custom peer group for their respective 2006 fiscal years, excluding 12b-1 fees and after adjustment for certain expense offset and brokerage/service arrangements that reduced expenses of the fund.

For the period ended March 31, 2008, each fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam

Management waived $419,187 of its management fee from the Growth Portfolio and did not waive any of its management fee from the Balanced Portfolio or Conservative Portfolio.

For the period ended March 31, 2008, Putnam Management has assumed $4,511, $3,973, and $1,853 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of legal, shareholder servicing and communication, audit and Trustee fees incurred by each fund in connection with certain legal and regulatory matters (including those described in Note 8).

In October 2007, Putnam Management reimbursed each fund in the amount of $73,462, $192,828 and $268,429 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) in connection with the misidentification in 2006 of the characteristics of certain securities in the funds’ portfolios. The reimbursement by Putnam Management had less than a 0.05% impact on total return during the period.

Putnam Management voluntarily reimbursed the Growth Portfolio $13,062 for a trading error which occurred during the period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial services for each fund’s assets were provided by Putnam Fiduciary Trust Company (“PFTC”), an affiliate of Putnam Management, and by State Street Bank and Trust Company (“State Street”). Custody fees are based on each fund’s asset level, the number of its security holdings, transaction volumes and with respect to PFTC, certain fees related to the transition of assets to State Street. Putnam Investor Services, a division of PFTC, provided investor servicing agent functions to each fund. Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. During the period ended March 31, 2008, the funds incurred $3,199,761, $2,168,470 and $1,115,881 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for custody and investor servicing agent functions provided by PFTC.

The funds have entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The funds also reduced expenses through brokerage/service arrangements. For the six months ended March 31, 2008, the funds’ expenses were reduced by $134,712, $149,438 and $140,298 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the expense offset arrangements and by $114,090, $51,898 and $7,926 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the brokerage/service arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $818, $734 and $493 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2008, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

Growth Portfolio	$330,938	$3,826

Balanced Portfolio	215,723	1,709

Conservative Portfolio	67,764	616

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$229,730	$ 24,106

Balanced Portfolio	212,005	13,361

Conservative Portfolio	60,696	7,781

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2008, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$5,254	$—

Balanced Portfolio	4,149	—

Conservative Portfolio	1,633	—

Note 3: Purchases and sales of securities

During the six months ended March 31, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

U.S. Government Securities

	Purchases	Sales

Growth Portfolio	$ 6,684,673	$ 3,467,124

Balanced Portfolio	1,593,281	1,592,316

Conservative
Portfolio	604,313	603,946

Other Securities

	Purchases	Sales

Growth Portfolio	$ 854,943,885	$ 843,728,758

Balanced Portfolio	935,949,603	1,025,128,215

Conservative
Portfolio	585,816,268	574,005,629

Written option transactions during the period
ended March 31, 2008 are summarized as follows:

	Contract	Premiums
Growth Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	$ 142,513,880	$ 2,966,002

Options opened	109,955,846	7,828,632
Options exercised	—	—
Options expired	(4,725)	(1,254,368)
Options closed	(108,300,504)	(3,002,551)

Written options
outstanding at
end of period	$ 144,164,497	$ 6,537,715

	Contract	Premiums
Balanced Portfolio	Amounts	Received

Written options
outstanding at
beginning of period	$ 399,424,490	$ 9,180,323

Options opened	402,719,737	20,380,203
Options exercised	—	—
Options expired	(148,745,667)	(3,690,571)
Options closed	(14,248,434)	(1,444,035)

Written options
outstanding at
end of period	$ 639,150,126	$ 24,425,920

	Contract	Premiums
Conservative Portfolio Amounts		Received

Written options
outstanding at
beginning of period	$ 374,219,000	$ 8,546,975

Options opened	304,414,823	14,677,046
Options exercised	—	—
Options expired	(125,904,373)	(2,610,879)
Options closed	(15,492,221)	(1,028,895)

Written options
outstanding at
end of period	$ 537,237,229	$ 19,584,247

Note 4: Capital shares

At March 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/08:

Shares sold	19,932,075	$ 281,637,030

Shares issued
in connection
with reinvestment
of distributions	2,394,676	34,363,596

Shares
repurchased	(16,656,805)	(231,188,284)

Net increase	5,669,946	$ 84,812,342

Year ended 9/30/07:

Shares sold	49,394,482	$ 714,263,561

Shares issued
in connection
with reinvestment
of distributions	513,672	7,206,819

Shares
repurchased	(19,916,795)	(289,497,473)

Net increase	29,991,359	$ 431,972,907

CLASS B	Shares	Amount

Six months ended 3/31/08:

Shares sold	3,190,621	$ 44,218,353

Shares issued
in connection
with reinvestment
of distributions	351,928	4,969,220

Shares
repurchased	(5,420,820)	(74,400,616)

Net decrease	(1,878,271)	$ (25,213,043)

Year ended 9/30/07:

Shares sold	9,941,081	$ 140,374,912

Shares issued
in connection
with reinvestment
of distributions	—	—

Shares
repurchased	(8,604,613)	(122,588,795)

Net increase	1,336,468	$ 17,786,117

CLASS C	Shares	Amount

Six months ended 3/31/08:
Shares sold	2,070,085	$ 28,412,386

Shares issued
in connection
with reinvestment
of distributions	196,930	2,735,361

Shares
repurchased	(2,100,620)	(27,962,511)

Net increase	166,395	$ 3,185,236

Year ended 9/30/07:

Shares sold	7,068,104	$ 98,926,128

Shares issued
in connection
with reinvestment
of distributions	2,328	31,659

Shares
repurchased	(2,194,558)	(30,775,911)

Net increase	4,875,874	$ 68,181,876

CLASS M	Shares	Amount

Six months ended 3/31/08:

Shares sold	611,389	$ 8,581,245

Shares issued
in connection
with reinvestment
of distributions	59,536	841,830

Shares
repurchased	(463,964)	(6,271,218)

Net increase	206,961	$ 3,151,857

Year ended 9/30/07:
Shares sold	890,847	$12,702,808

Shares issued
in connection
with reinvestment
of distributions	3,316	45,856

Shares
repurchased	(573,304)	(8,178,217)

Net increase	320,859	$ 4,570,447

CLASS R	Shares	Amount

Six months ended 3/31/08:

Shares sold	225,921	$ 3,145,454

Shares issued
in connection
with reinvestment
of distributions	9,452	134,455

Shares
repurchased	(58,969)	(803,353)

Net increase	176,404	$ 2,476,556

Year ended 9/30/07:

Shares sold	314,485	$ 4,503,517

Shares issued
in connection
with reinvestment
of distributions	2,114	29,365

Shares
repurchased	(293,482)	(4,208,290)

Net increase	23,117	$ 324,592

CLASS Y	Shares	Amount

Six months ended 3/31/08:

Shares sold	2,794,267	$ 40,205,237

Shares issued
in connection
with reinvestment
of distributions	340,373	4,925,203

Shares
repurchased	(4,098,730)	(55,678,008)

Net decrease	(964,090)	$ (10,547,568)

Year ended 9/30/07:

Shares sold	7,103,031	$103,903,164

Shares issued
in connection
with reinvestment
of distributions	92,684	1,310,547

Shares
repurchased	(4,497,487)	(64,763,281)

Net increase	2,698,228	$ 40,450,430

Balanced Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/08:

Shares sold	17,975,885	$ 218,744,058

Shares issued
in connection
with reinvestment
of distributions	1,118,798	13,290,655

Shares
repurchased	(22,805,976)	(276,793,133)

Net decrease	(3,711,293)	$ (44,758,420)

Year ended 9/30/07:

Shares sold	43,989,625	$ 550,413,768

Shares issued
in connection
with reinvestment
of distributions	2,092,978	26,157,309

Shares
repurchased	(31,098,194)	(390,178,638)

Net increase	14,984,409	$ 186,392,439

CLASS B	Shares	Amount

Six months ended 3/31/08:

Shares sold	2,175,566	$ 26,160,483

Shares issued
in connection
with reinvestment
of distributions	118,269	1,397,473

Shares
repurchased	(4,762,616)	(57,371,732)

Net decrease	(2,468,781)	$ (29,813,776)

Year ended 9/30/07:

Shares sold	6,143,300	$ 76,283,337

Shares issued
in connection
with reinvestment
of distributions	253,215	3,142,916

Shares
repurchased	(9,362,150)	(116,653,435)

Net decrease	(2,965,635)	$ (37,227,182)

CLASS C	Shares	Amount

Six months ended 3/31/08:

Shares sold	1,512,609	$ 18,191,358

Shares issued
in connection
with reinvestment
of distributions	62,675	731,716

Shares
repurchased	(1,642,796)	(19,504,646)

Net decrease	(67,512)	$ (581,572)

Year ended 9/30/07:

Shares sold	3,989,290	$ 49,116,520

Shares issued
in connection
with reinvestment
of distributions	111,515	1,370,182

Shares
repurchased	(2,171,843)	(26,728,947)

Net increase	1,928,962	$ 23,757,755

CLASS M	Shares	Amount

Six months ended 3/31/08:

Shares sold	475,479	$ 5,782,305

Shares issued
in connection
with reinvestment
of distributions	20,475	242,917

Shares
repurchased	(484,462)	(5,899,306)

Net increase	11,492	$ 125,916

Year ended 9/30/07:

Shares sold	648,825	$ 8,089,016

Shares issued
in connection
with reinvestment
of distributions	36,762	458,630

Shares
repurchased	(623,352)	(7,771,202)

Net increase	62,235	$ 776,444

CLASS R	Shares	Amount

Six months ended 3/31/08:

Shares sold	121,458	$ 1,445,636

Shares issued
in connection
with reinvestment
of distributions	3,579	42,280

Shares
repurchased	(60,247)	(721,005)

Net increase	64,790	$ 766,911

Year ended 9/30/07:

Shares sold	291,998	$ 3,636,355

Shares issued
in connection
with reinvestment
of distributions	10,653	132,749

Shares
repurchased	(692,653)	(8,617,617)

Net decrease	(390,002)	$(4,848,513)
CLASS Y	Shares	Amount

Six months ended 3/31/08:

Shares sold	6,789,230	$ 81,271,197

Shares issued
in connection
with reinvestment
of distributions	223,453	2,650,404

Shares
repurchased	(6,370,456)	(74,674,188)

Net increase	642,227	9,247,413

Year ended 9/30/07:

Shares sold	10,065,783	$127,031,290

Shares issued
in connection
with reinvestment
of distributions	324,998	4,068,344

Shares
repurchased	(5,719,357)	(71,121,383)

Net increase	4,671,424	$ 59,978,251

Conservative Portfolio

CLASS A	Shares	Amount

Six months ended 3/31/08:

Shares sold	9,938,685	$ 95,708,816

Shares issued
in connection
with reinvestment
of distributions	777,818	7,468,471

Shares
repurchased	(7,880,718)	(75,579,488)

Net increase	2,835,785	$ 27,597,799

Year ended 9/30/07:

Shares sold	17,272,079	$ 169,376,762

Shares issued
in connection
with reinvestment
of distributions	1,365,157	13,343,502

Shares
repurchased	(11,924,353)	(116,968,282)

Net increase	6,712,883	$ 65,751,982

CLASS B	Shares	Amount

Six months ended 3/31/08:

Shares sold	1,065,036	$ 10,082,774

Shares issued
in connection
with reinvestment
of distributions	77,691	739,772

Shares
repurchased	(1,725,041)	(16,426,446)

Net decrease	(582,314)	$ (5,603,900)

Year ended 9/30/07:

Shares sold	1,710,100	$ 16,607,105

Shares issued
in connection
with reinvestment
of distributions	172,226	1,668,852

Shares
repurchased	(3,715,042)	(36,119,970)

Net decrease	(1,832,716)	$(17,844,013)

CLASS C	Shares	Amount

Six months ended 3/31/08:

Shares sold	969,312	$ 9,250,103

Shares issued
in connection
with reinvestment
of distributions	58,366	556,096

Shares
repurchased	(821,669)	(7,807,542)

Net increase	206,009	$ 1,998,657

Year ended 9/30/07:

Shares sold	2,036,431	$ 19,777,151

Shares issued
in connection
with reinvestment
of distributions	101,750	986,474

Shares
repurchased	(1,286,299)	(12,476,087)

Net increase	851,882	$ 8,287,538

CLASS M	Shares	Amount

Six months ended 3/31/08:

Shares sold	243,926	$ 2,317,029

Shares issued
in connection
with reinvestment
of distributions	15,959	151,776

Shares
repurchased	(247,915)	(2,367,683)

Net increase	11,970	$ 101,122

Year ended 9/30/07:

Shares sold	224,533	$ 2,184,329

Shares issued
in connection
with reinvestment
of distributions	30,761	297,998

Shares
repurchased	(224,129)	(2,170,760)

Net increase	31,165	$ 311,567

CLASS R	Shares	Amount

Six months ended 3/31/08:
Shares sold	34,542	$ 336,382

Shares issued
in connection
with reinvestment
of distributions	1,888	18,320

Shares
repurchased	(24,993)	(242,725)

Net increase	11,437	$ 111,977

Year ended 9/30/07:

Shares sold	87,194	$ 859,834

Shares issued
in connection
with reinvestment
of distributions	3,241	32,017

Shares
repurchased	(60,534)	(597,172)

Net increase	29,901	$ 294,679

CLASS Y	Shares	Amount

Six months ended 3/31/08:

Shares sold	5,618,298	$ 54,073,888

Shares issued
in connection
with reinvestment
of distributions	831,958	7,972,217

Shares
repurchased	(3,093,769)	(29,452,216)

Net increase	3,356,487	$ 32,593,889

Year ended 9/30/07:

Shares sold	9,824,015	$ 96,143,251

Shares issued
in connection
with reinvestment
of distributions	1,429,572	13,945,501

Shares
repurchased	(4,544,101)	(44,428,480)

Net increase	6,709,486	$ 65,660,272

Note 5: Investment in Putnam Prime
Money Market Fund

Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by each fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2008, management fees paid were reduced by $103,539, $76,039 and $65,059 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) relating to the funds’ investment in Putnam Prime Money Market Fund. Income distributions earned by the funds are recorded as income in the Statements of operations and totaled $5,564,844, $3,903,844 and $3,330,846 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Proceeds of
	Purchases	Sales

Growth Portfolio	$450,737,155	$368,932,419

Balanced Portfolio	523,429,584	432,798,929

Conservative
Portfolio	394,139,122	236,485,464

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Unfunded loan commitments

As of March 31, 2008, the Balanced Portfolio and Conservative Portfolio had unfunded loan commitments of $4,128 and $3,826, respectively, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Balanced Portfolio

Borrower	Unfunded Commitments

Univision
Communications, Inc.	$4,128

Conservative Portfolio

Borrower	Unfunded Commitments
Univision
Communications, Inc.	$3,826

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: New accounting pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. Upon adoption, the Interpretation did not have a material effect on the fund’s financial statements. However, the conclusions regarding the Interpretation may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Standard”). The Standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The Standard applies to fair value measurements already required or permitted by existing standards. The Standard is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Putnam Management does not believe the adoption of the Standard will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”) Disclosures about Derivative Instruments and Hedging Activities —an amendment of FASB Statement No. 133 (“FAS 133”), which expands the disclosure requirements in FAS 133 about an entity’s derivative instruments and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of these accounting pronouncements will have on the Fund’s financial statements and related disclosures.

Brokerage commissions
(unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are the largest relationships based upon brokerage commissions for your fund and the other funds in Putnam’s Global Asset Allocation group for the year ended March 31, 2008. The Putnam mutual funds in this group are Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Goldman Sachs, Citigroup Global Markets, Morgan Stanley and Company, Merrill Lynch, and Lehman Brothers. Commissions paid to these firms together represented approximately 48% of the total brokerage commissions paid for the year ended March 31, 2008.

Commissions paid to the next 10 firms together represented approximately 37% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America London, Bear Stearns & Company, Credit Suisse First Boston, Deutsche Bank Securities, JPMorgan Clearing, Macquarie, RBC Capital Markets Corporation, SG Cowen Securities Corp., UBS Warburg, and Weeden & Company.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on Form N-SAR.

Putnam puts your
interests first

Putnam has introduced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit the Individual Investors section at www.putnam.com for details.

Cost-cutting initiatives

Ongoing expenses will be limited Through calendar 2008, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund’s industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors’ interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund’s long-term strategy, a 1% short-term trading fee may be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within seven calendar days of purchase (for certain funds, this fee applies for 90 days).

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager	Officers	Francis J. McNamara, III
Putnam Investment	Charles E. Haldeman, Jr.	Vice President and
Management, LLC	President	Chief Legal Officer
One Post Office Square
Boston, MA 02109	Charles E. Porter	Robert R. Leveille
	Executive Vice President,	Vice President and
Marketing Services	Principal Executive Officer,	Chief Compliance Officer
Putnam Retail Management	Associate Treasurer and
Boston, MA 02109	Compliance Liaison	Mark C. Trenchard
Vice President and
Custodian	Jonathan S. Horwitz	BSA Compliance Officer
State Street Bank and	Senior Vice President
Trust Company	and Treasurer	Judith Cohen
Vice President, Clerk and
Legal Counsel	Steven D. Krichmar	Assistant Treasurer
Ropes & Gray LLP	Vice President and
	Principal Financial Officer	Wanda M. McManus
Trustees		Vice President, Senior Associate
John A. Hill, Chairman	Janet C. Smith	Treasurer and Assistant Clerk
Jameson Adkins Baxter,	Vice President, Principal
Vice Chairman	Accounting Officer and	Nancy E. Florek
Charles B. Curtis	Assistant Treasurer	Vice President, Assistant Clerk,
Robert J. Darretta		Assistant Treasurer and
Myra R. Drucker	Susan G. Malloy	Proxy Manager
Charles E. Haldeman, Jr.	Vice President and
Paul L. Joskow	Assistant Treasurer
Elizabeth T. Kennan
Kenneth R. Leibler	Beth S. Mazor
Robert E. Patterson	Vice President
George Putnam, III
Richard B. Worley	James P. Pappas
Vice President

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109
www.putnam.com
1-800-225-1581

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA060 250654 5/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed - End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed - End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed - End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: May 30, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 30, 2008